UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2014

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 21, 2014

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.0%
Australia — 3.4%
Australia & New Zealand Banking Group Ltd., 3.700%, 1/13/15	USD	$400,000	$403,828
Commonwealth Bank of Australia, 3.500%, 3/19/15	USD	1,000,000	1,015,112
Commonwealth Bank of Australia, 3.750%, 10/15/14	USD	3,000,000	3,003,657
National Australia Bank Ltd., 1.300%, 7/25/16	USD	5,000,000	5,040,540
National Australia Bank Ltd., 1.600%, 8/07/15	USD	500,000	505,213
National Australia Bank Ltd., 2.750%, 9/28/15	USD	2,500,000	2,557,450
Westpac Banking Corp., 0.950%, 1/12/16	USD	3,000,000	3,011,871
Westpac Banking Corp., 1.125%, 9/25/15	USD	2,350,000	2,366,647
Westpac Banking Corp., 3.000%, 8/04/15	USD	1,000,000	1,021,941
Westpac Banking Corp., 3.000%, 12/09/15	USD	1,000,000	1,028,858
			19,955,117
Canada — 5.7%
Bank of Nova Scotia (The), 1.375%, 7/15/16	USD	1,000,000	1,009,664
Province of Ontario Canada, 1.000%, 7/22/16	USD	14,000,000	14,073,878
Province of Ontario Canada, 4.750%, 1/19/16	USD	2,000,000	2,111,554
Royal Bank of Canada MTN, 0.800%, 10/30/15	USD	5,000,000	5,015,040
Royal Bank of Canada MTN, 0.850%, 3/08/16	USD	9,900,000	9,912,603
Royal Bank of Canada MTN, 2.625%, 12/15/15	USD	1,000,000	1,023,978
Toronto-Dominion Bank (The), 2.500%, 7/14/16	USD	300,000	309,604
			33,456,321
Germany — 1.5%
FMS Wertmanagement AoeR, 0.625%, 4/18/16	USD	5,000,000	5,007,465
Kreditanstalt fuer Wiederaufbau, 2.625%, 2/16/16	USD	3,500,000	3,605,080
			8,612,545
Netherlands — 1.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA YCD, 0.716%, 5/06/16	USD	5,400,000	5,377,147
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	USD	1,800,000	1,830,892
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.200%, 3/11/15	USD	2,000,000	2,023,896
			9,231,935
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd., 3.125%, 8/10/15	USD	900,000	920,242
Supranational — 2.8%
Council of Europe Development Bank, 2.625%, 2/16/16	USD	2,000,000	2,059,626
European Investment Bank, 2.125%, 7/15/16	USD	5,000,000	5,134,285
European Investment Bank, 4.875%, 2/16/16	USD	2,700,000	2,864,476
European Investment Bank, 5.125%, 9/13/16	USD	5,000,000	5,427,690
Inter-American Development Bank, 5.125%, 9/13/16	USD	1,000,000	1,086,443
			16,572,520
Sweden — 0.4%
Nordea Bank AB, 2.250%, 3/20/15	USD	500,000	504,606
Svensk Exportkredit AB, 2.125%, 7/13/16	USD	2,000,000	2,052,926
			2,557,532
United Kingdom — 0.3%
Ensco PLC, 3.250%, 3/15/16	USD	2,000,000	2,060,866
United States — 83.2%
Allergan, Inc., 5.750%, 4/01/16		2,000,000	2,134,296
American Express Credit Corp., 2.800%, 9/19/16		2,000,000	2,067,054
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,046,856
Apple, Inc., 0.450%, 5/03/16		13,900,000	13,876,426
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,066,374
Bank of America Corp. MTN, 3.625%, 3/17/16		2,000,000	2,073,076
Bank of New York Mellon Corp. (The), 2.950%, 6/18/15		200,000	203,692
Bank of New York Mellon Corp. (The) MTN, 3.100%, 1/15/15		11,400,000	11,491,565
Baxter International, Inc., 0.950%, 6/01/16		2,000,000	2,007,246
BB&T Corp. MTN, 3.950%, 4/29/16		550,000	577,943
Berkshire Hathaway, Inc., 2.200%, 8/15/16		326,000	335,524
Boston Scientific Corp., 6.400%, 6/15/16		2,000,000	2,175,422
Citigroup, Inc., 1.300%, 4/01/16		2,000,000	2,006,868
CNA Financial Corp., 6.500%, 8/15/16		2,500,000	2,746,860
Coca-Cola Co. (The), 0.750%, 3/13/15		6,800,000	6,812,077
Dr Pepper Snapple Group, Inc., 2.900%, 1/15/16		1,226,000	1,259,740
Express Scripts Holding Co., 3.125%, 5/15/16		2,000,000	2,072,342
Federal Home Loan Banks, 0.375%, 2/19/16		6,500,000	6,504,758
Federal Home Loan Banks, 2.000%, 9/09/16		33,790,000	34,689,253
Federal Home Loan Mortgage Corp., 2.000%, 8/25/16		7,000,000	7,187,299
Federal National Mortgage Association, 5.250%, 9/15/16		2,700,000	2,941,207
Ford Motor Credit Co. LLC, 1.700%, 5/09/16		1,910,000	1,926,820
General Electric Capital Corp., 1.625%, 7/02/15		700,000	706,789
General Electric Capital Corp., 2.250%, 11/09/15		2,500,000	2,544,695
General Electric Capital Corp. MTN, 1.000%, 1/08/16		4,418,000	4,436,158

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
General Electric Co., 0.850%, 10/09/15	$8,200,000	$8,237,589
Goldman Sachs Group, Inc. (The), 3.625%, 2/07/16	2,000,000	2,067,524
Hewlett-Packard Co., 2.650%, 6/01/16	1,830,000	1,880,594
Humana, Inc., 6.450%, 6/01/16	600,000	653,392
Ingredion, Inc., 3.200%, 11/01/15	2,000,000	2,046,872
JPMorgan Chase & Co., 3.450%, 3/01/16	2,000,000	2,071,980
Kellogg Co., 4.450%, 5/30/16	927,000	980,170
Marriott International, Inc., 6.200%, 6/15/16	1,885,000	2,043,023
Microsoft Corp., 1.625%, 9/25/15	2,200,000	2,229,845
Microsoft Corp., 2.500%, 2/08/16	8,213,000	8,444,911
Morgan Stanley, 3.800%, 4/29/16	2,000,000	2,084,640
Omnicom Group, Inc., 5.900%, 4/15/16	1,180,000	1,267,342
PepsiCo, Inc., 0.750%, 3/05/15	10,266,000	10,285,187
Philip Morris International, Inc., 2.500%, 5/16/16	2,000,000	2,057,444
Prudential Financial, Inc. MTN, 3.000%, 5/12/16	500,000	516,343
Quest Diagnostics, Inc., 5.450%, 11/01/15	2,000,000	2,096,942
Ryder System, Inc. MTN, 3.600%, 3/01/16	1,850,000	1,921,062
TECO Finance, Inc., 4.000%, 3/15/16	1,230,000	1,285,643
Thermo Fisher Scientific, Inc., 3.200%, 3/01/16	2,000,000	2,065,320
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,951,000	1,959,879
Toyota Motor Credit Corp. MTN, 2.800%, 1/11/16	1,300,000	1,337,688
United States Treasury Note, 0.250%, 4/15/16	14,000,000	13,973,470
United States Treasury Note, 0.375%, 1/15/16	13,000,000	13,019,799
United States Treasury Note, 0.375%, 2/15/16	32,600,000	32,644,564
United States Treasury Note, 0.375%, 3/15/16	29,000,000	29,016,414
United States Treasury Note, 0.375%, 3/31/16	50,000,000	50,016,600
United States Treasury Note, 0.375%, 4/30/16	12,000,000	11,996,484
United States Treasury Note, 0.625%, 7/15/16	14,500,000	14,534,829
United States Treasury Note, 0.625%, 8/15/16	11,000,000	11,016,973
United States Treasury Note, 0.875%, 9/15/16	60,000,000	60,331,620
United States Treasury Note, 1.000%, 8/31/16	6,500,000	6,553,573
United States Treasury Note, 1.000%, 9/30/16	18,200,000	18,338,629
United States Treasury Note, 1.500%, 6/30/16	3,000,000	3,053,439
United States Treasury Note, 1.500%, 7/31/16	11,000,000	11,196,801
United States Treasury Note, 2.000%, 1/31/16	14,000,000	14,322,112
United States Treasury Note, 2.125%, 12/31/15	13,000,000	13,305,708
United States Treasury Note, 2.625%, 2/29/16	5,000,000	5,164,260
Verizon Communications, Inc., 3.000%, 4/01/16	2,000,000	2,062,308
Wal-Mart Stores, Inc., 1.500%, 10/25/15	1,410,000	1,426,749
Wal-Mart Stores, Inc., 2.250%, 7/08/15	600,000	608,942
Wal-Mart Stores, Inc., 4.500%, 7/01/15	405,000	418,017
Xerox Corp., 6.400%, 3/15/16	2,000,000	2,155,830
		489,580,851
TOTAL BONDS AND NOTES
(Identified Cost $582,831,168)		582,947,929

SHORT-TERM INVESTMENTS — 0.3%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd. YCD, 0.484%, 1/29/15(a)	500,000	500,482

	SHARES	VALUE†
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,130,163	1,130,163
		1,130,164
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,630,164)		1,630,646

Total Investments — 99.3%
(Identified Cost $584,461,332)#		584,578,575
Cash and Other Assets, Less Liabilities — 0.7%		3,927,151

Net Assets — 100.0%		$588,505,726

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2014.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $584,461,332. Net unrealized appreciation aggregated $117,243 of which $338,479 related to appreciated investment securities and $221,236 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	61.5%
Financials	15.0%
Industrials	14.3%
Foreign Government Sponsored	3.4%
Supranational	2.8%
Special Purpose	1.1%
Telephone-Integrated	0.7%
Banks	0.6%
Travel Services	0.3%
Short-Term	0.3%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.2%
Australia — 9.5%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	1,500,000	$1,476,357
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17(a)	USD	11,100,000	11,206,438
Australia & New Zealand Banking Group Ltd., 2.250%, 6/13/19	USD	3,500,000	3,495,786
Commonwealth Bank of Australia, 1.900%, 9/18/17	USD	4,500,000	4,544,212
Commonwealth Bank of Australia, 2.300%, 9/06/19(a)	USD	600,000	596,592
Commonwealth Bank of Australia, 4.250%, 4/06/18	EUR	1,500,000	2,143,292
Commonwealth Bank of Australia, 5.250%, 10/15/18	NZD	13,000,000	10,250,542
National Australia Bank Ltd., 3.625%, 11/08/17	GBP	4,500,000	7,690,253
National Australia Bank Ltd., 4.125%, 1/25/18	NZD	1,169,000	897,612
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	5,000,000	8,177,187
National Australia Bank Ltd., 6.625%, 3/09/16	AUD	2,800,000	2,563,289
Westpac Banking Corp., 2.250%, 1/17/19(a)	USD	10,500,000	10,571,484
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,043,882
Westpac Banking Corp., 3.000%, 12/09/15	USD	5,330,000	5,483,813
			71,140,739
Austria — 2.0%
Austria Government Bond, 4.300%, 9/15/17	EUR	400,000	569,356
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19(a)	USD	3,000,000	2,983,353
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15	USD	3,000,000	3,043,722
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16	USD	8,000,000	8,193,368
			14,789,799
Belgium — 1.9%
Belgium Government Bond, 5.500%, 9/28/17	EUR	9,500,000	13,990,354
Canada — 16.0%
Bank of Nova Scotia (The), 2.050%, 6/05/19(a)	USD	8,232,000	8,147,383
Bank of Nova Scotia (The), 3.400%, 1/22/15	USD	5,000,000	5,048,110
Canada Housing Trust No 1, 1.950%, 6/15/19	CAD	5,000,000	4,483,057
Export Development Canada, 1.875%, 12/17/18(a)	GBP	3,747,000	6,117,305
Export Development Canada, 4.875%, 1/24/19	NZD	5,900,000	4,672,670
Province of Alberta Canada, 2.000%, 6/01/19	CAD	4,000,000	3,593,053
Province of Manitoba Canada, 4.250%, 3/05/18	CAD	5,500,000	5,345,453
Province of Manitoba Canada, 6.375%, 9/01/15	NZD	2,456,000	1,954,120
Province of Ontario Canada, 0.950%, 5/26/15	USD	5,000,000	5,024,075
Province of Ontario Canada, 1.200%, 2/14/18	USD	9,800,000	9,699,697
Province of Ontario Canada, 2.000%, 1/30/19	USD	2,500,000	2,515,783
Province of Ontario Canada, 4.400%, 6/02/19	CAD	4,700,000	4,638,939
Province of Saskatchewan Canada, 4.500%, 8/23/16	CAD	12,000,000	11,371,151
Royal Bank of Canada, 1.500%, 1/16/18	USD	4,000,000	3,990,156
Royal Bank of Canada, 2.150%, 3/15/19(a)	USD	3,000,000	3,010,506
Royal Bank of Canada, 2.200%, 7/27/18(a)	USD	4,840,000	4,901,575
Royal Bank of Canada, 2.875%, 4/19/16	USD	4,500,000	4,648,122
Royal Bank of Canada, 2.890%, 10/11/18	CAD	4,000,000	3,664,342
Royal Bank of Canada, 3.360%, 1/11/16	CAD	2,000,000	1,827,492
Toronto-Dominion Bank (The), 2.125%, 7/02/19(a)	USD	2,000,000	1,984,058
Toronto-Dominion Bank (The), 2.375%, 10/19/16(a)	USD	15,499,999	15,940,479
Toronto-Dominion Bank (The), 2.447%, 4/02/19	CAD	500,000	449,301
Toronto-Dominion Bank (The), 2.625%, 9/10/18	USD	3,000,000	3,070,323
Total Capital Canada Ltd., 1.450%, 1/15/18	USD	1,342,000	1,334,602
Toyota Credit Canada, Inc., 2.800%, 11/21/18	CAD	2,000,000	1,824,224
			119,255,976
Denmark — 0.7%
Kommunekredit, 1.125%, 3/15/18	USD	5,000,000	4,948,070
Finland — 5.1%
Finland Government Bond, 3.875%, 9/15/17	EUR	11,700,000	16,466,722
Municipality Finance PLC, 1.125%, 12/07/17	GBP	7,500,000	12,006,400
Municipality Finance PLC, 1.250%, 12/15/16	GBP	3,500,000	5,677,095
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,116,472
			38,266,689
France — 5.4%
Caisse d'Amortissement de la Dette Sociale, 2.125%, 4/12/17	USD	3,000,000	3,083,706
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,789,493
Reseau Ferre de France, 2.375%, 12/23/15	GBP	8,700,000	14,370,530
Total Capital International SA, 2.100%, 6/19/19(a)	USD	5,000,000	4,991,060
Total Capital International SA, 2.125%, 1/10/19(a)	USD	8,000,000	8,035,608
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	1,067,068

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Total Capital SA, 6.500%, 1/20/16(a)	AUD	5,000,000	$4,564,532
			39,901,997
Germany — 8.4%
Kreditanstalt fuer Wiederaufbau, 1.000%, 12/07/17(a)	GBP	3,200,000	5,109,985
Kreditanstalt fuer Wiederaufbau, 2.000%, 12/06/18(a)	GBP	1,500,000	2,456,227
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,431,843
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	3,100,000	5,304,163
Kreditanstalt fuer Wiederaufbau, 5.625%, 8/25/17	GBP	1,000,000	1,817,319
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16	USD	13,200,000	13,575,461
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17(a)	USD	1,000,000	991,758
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(a)	USD	2,800,000	2,878,912
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,022,479
Landwirtschaftliche Rentenbank, 3.250%, 12/07/16	GBP	2,800,000	4,741,774
Landwirtschaftliche Rentenbank, 4.375%, 11/27/17	EUR	3,700,000	5,313,335
NRW.Bank, 0.875%, 12/15/17	GBP	5,000,000	7,924,847
NRW.Bank, 4.500%, 5/29/17(a)	EUR	5,000,000	7,056,581
			62,624,684
Ireland — 0.5%
GE Capital UK Funding, 4.625%, 1/18/16	GBP	2,000,000	3,382,322
Japan — 0.6%
Development Bank of Japan, 4.250%, 6/09/15(a)	USD	1,000,000	1,027,178
Japan Bank for International Cooperation., 1.750%, 7/31/18	USD	3,700,000	3,713,646
			4,740,824
Netherlands — 6.1%
Bank Nederlandse Gemeenten NV, 1.875%, 12/07/18	GBP	5,500,000	8,933,784
Bank Nederlandse Gemeenten NV, 3.000%, 3/30/17	EUR	2,000,000	2,711,519
Bank Nederlandse Gemeenten NV, 4.125%, 3/05/18	NZD	4,034,000	3,116,517
Bank Nederlandse Gemeenten NV, 4.500%, 2/20/18	GBP	2,200,000	3,897,922
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19(a)	USD	2,300,000	2,311,868
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.000%, 9/10/15	GBP	9,000,000	14,987,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.250%, 5/02/18	NZD	3,000,000	2,334,687
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.500%, 2/25/16	AUD	2,000,000	1,826,499
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,438,278
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17	USD	1,700,000	1,746,116
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,012,712
			45,316,921
New Zealand — 0.6%
New Zealand Government Bond, 6.000%, 12/15/17	NZD	5,000,000	4,149,701
Norway — 2.9%
Kommunalbanken AS, 1.000%, 9/26/17	USD	4,780,000	4,745,775
Kommunalbanken AS, 1.125%, 12/15/16	GBP	3,000,000	4,855,791
Kommunalbanken AS, 2.125%, 3/15/19	USD	3,000,000	3,042,177
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,689,622
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,506,956
			21,840,321
Singapore — 2.9%
Singapore Government Bond, 0.500%, 4/01/18	SGD	13,000,000	9,987,347
Singapore Government Bond, 2.500%, 6/01/19	SGD	7,200,000	5,885,798
Singapore Government Bond, 4.000%, 9/01/18	SGD	6,300,000	5,458,811
			21,331,956
Supranational — 10.0%
Council of Europe Development Bank, 1.500%, 1/15/15	USD	3,985,000	3,999,709
Council of Europe Development Bank, 1.750%, 12/19/16	GBP	5,100,000	8,378,887
Council of Europe Development Bank, 7.500%, 4/30/18	NZD	1,500,000	1,284,692
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,294,168
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,118,830
European Investment Bank, 1.375%, 1/15/18	GBP	1,500,000	2,417,371
European Investment Bank, 1.500%, 2/01/19	GBP	1,600,000	2,560,522
European Investment Bank, 4.125%, 12/07/17	GBP	3,000,000	5,266,236
European Investment Bank, 4.750%, 10/15/18	GBP	2,000,000	3,619,980
European Investment Bank, 5.375%, 3/07/19(a)	GBP	3,000,000	5,593,435
European Union, 2.375%, 9/22/17	EUR	6,300,000	8,518,337
European Union, 3.250%, 4/04/18	EUR	2,000,000	2,807,261
International Bank for Reconstruction & Development, 1.875%, 3/15/19(a)	USD	1,000,000	1,010,681
Nordic Investment Bank, 2.500%, 7/15/15	USD	1,000,000	1,018,169

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Nordic Investment Bank, 3.500%, 1/30/18	NZD	13,232,000	$10,043,368
Nordic Investment Bank, 4.875%, 1/22/19	NZD	2,500,000	1,979,976
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	6,015,438
			74,927,060
Sweden — 4.8%
Nordea Bank AB, 2.250%, 10/05/17	EUR	1,500,000	1,998,870
Nordea Bank AB, 2.375%, 4/04/19(a)	USD	5,000,000	5,010,015
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,870,956
Svensk Exportkredit AB, 1.750%, 5/30/17(a)	USD	1,700,000	1,728,997
Svensk Exportkredit AB, 1.875%, 12/21/18(a)	GBP	9,500,000	15,417,175
Svensk Exportkredit AB, 2.125%, 7/13/16	USD	3,000,000	3,079,389
Svenska Handelsbanken AB, 2.250%, 6/17/19(a)	USD	1,000,000	1,000,938
Svenska Handelsbanken AB, 4.000%, 1/18/19	GBP	500,000	869,886
			35,976,226
United Kingdom — 4.2%
Lloyds TSB Bank PLC, 1.500%, 5/02/17	GBP	3,000,000	4,883,390
Network Rail Infrastructure Finance PLC, 1.250%, 1/22/15	GBP	4,000,000	6,499,950
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	16,485,071
United Kingdom Gilt, 4.500%, 3/07/19	GBP	1,900,000	3,456,516
			31,324,927
United States — 15.6%
Apple, Inc., 2.100%, 5/06/19(a)	USD	10,000,000	10,009,550
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16(a)	USD	2,285,000	2,346,869
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16(a)	USD	1,500,000	1,536,637
Berkshire Hathaway, Inc., 2.100%, 8/14/19(a)	USD	1,500,000	1,493,588
Berkshire Hathaway, Inc., 2.200%, 8/15/16	USD	15,000,000	15,438,240
Exxon Mobil Corp., 1.819%, 3/15/19(a)	USD	3,300,000	3,302,402
Federal National Mortgage Association, 0.875%, 12/20/17(a)	USD	1,000,000	987,801
General Electric Capital Corp., 1.600%, 11/20/17(a)	USD	4,000,000	4,010,480
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,708,077
General Electric Capital Corp., 5.625%, 9/15/17	USD	1,000,000	1,118,166
General Electric Capital Corp., 5.625%, 5/01/18	USD	1,000,000	1,131,096
Google, Inc., 2.125%, 5/19/16	USD	14,454,000	14,808,643
International Business Machines Corp., 1.250%, 2/08/18	USD	13,000,000	12,890,956
Johnson & Johnson, 1.650%, 12/05/18(a)	USD	4,000,000	4,001,544
Microsoft Corp., 1.625%, 12/06/18(a)	USD	6,000,000	5,973,990
Toyota Motor Credit Corp., 1.375%, 1/10/18(a)	USD	4,726,000	4,688,811
Toyota Motor Credit Corp., 2.000%, 10/24/18	USD	1,500,000	1,503,612
Toyota Motor Credit Corp., 2.100%, 1/17/19	USD	5,000,000	5,015,700
Toyota Motor Credit Corp., 2.125%, 7/18/19(a)	USD	5,000,000	4,989,325
Toyota Motor Credit Corp., 4.000%, 12/07/17	GBP	2,023,000	3,526,691
Wal-Mart Stores, Inc., 2.250%, 7/08/15(a)	USD	1,000,000	1,014,904
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,208,392
			116,705,474
TOTAL BONDS AND NOTES
(Identified Cost $722,970,319)			724,614,040

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
United States — 0.9%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		6,407,536	6,407,536
			6,407,537
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,407,537)			6,407,537

COLLATERAL FOR SECURITIES ON LOAN — 8.1%
Short-Term — 8.1%
State Street Navigator Securities Lending Prime Portfolio		60,770,294	60,770,294
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $60,770,294)			60,770,294

Total Investments — 106.2%
(Identified Cost $790,148,150)#			791,791,871
Liabilities, Less Cash and Other Assets — (6.2%)			(46,053,161)

Net Assets — 100.0%			$745,738,710

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $71,806,315.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $790,148,150. Net unrealized appreciation aggregated $1,643,721 of which $8,848,909 related to appreciated investment securities and $7,205,188 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

September 30, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
United States	16.8%
Canada	16.3%
Supranational	10.3%
Australia	9.7%
Germany	8.6%
Netherlands	6.2%
France	5.5%
Finland	5.2%
Sweden	4.9%
Other	16.5%
100.0%

SA Global Fixed Income Fund

Ten Largest Industry Holdings as of September 30, 2014
(As a percentage of net assets):

Industry	Percentage
Banks	24.4%
Financials	10.4%
Supranational Organizations	10.0%
Industrials	8.4%
Foreign Government/Agency-Canada	8.0%
Foreign Government/Agency-Germany	7.3%
Foreign Government/Agency-Finland	5.1%
Foreign Government/Agency-United Kingdom	3.5%
Foreign Government/Agency-Netherlands	3.2%
Foreign Government/Agency-Singapore	2.9%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.0%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	1,080	$137,851
BE Aerospace, Inc.*	3,186	267,433
Boeing Co. (The)	32,368	4,123,036
Cubic Corp.	500	23,400
Curtiss-Wright Corp.	1,076	70,930
DigitalGlobe, Inc.*	1,509	43,006
Engility Holdings, Inc.*	495	15,429
Esterline Technologies Corp.*	600	66,762
Exelis, Inc.	6,602	109,197
General Dynamics Corp.	9,348	1,188,037
HEICO Corp.(a)	677	31,616
HEICO Corp., Class A	1,226	49,408
Hexcel Corp.*	3,100	123,070
Honeywell International, Inc.	23,771	2,213,556
Huntington Ingalls Industries, Inc.	1,557	162,255
L-3 Communications Holdings, Inc.	1,400	166,488
Lockheed Martin Corp.	12,639	2,310,156
Moog, Inc., Class A*	1,100	75,240
Northrop Grumman Corp.	6,927	912,702
Orbital Sciences Corp.*	935	25,993
Precision Castparts Corp.	3,224	763,701
Raytheon Co.	9,921	1,008,172
Rockwell Collins, Inc.	5,248	411,968
Spirit Aerosystems Holdings, Inc., Class A*	2,700	102,762
Teledyne Technologies, Inc.*	1,100	103,411
Textron, Inc.	6,999	251,894
TransDigm Group, Inc.	2,220	409,213
Triumph Group, Inc.	1,120	72,856
United Technologies Corp.	25,907	2,735,779
Vectrus, Inc.*	367	7,163
		17,982,484
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.(a)	6,400	424,448
Expeditors International of Washington, Inc.	6,339	257,237
FedEx Corp.	9,933	1,603,683
HUB Group, Inc., Class A*	982	39,800
United Parcel Service, Inc., Class B	33,291	3,272,172
UTi Worldwide, Inc.(a)*	2,400	25,512
		5,622,852
Airlines — 0.7%
Alaska Air Group, Inc.	4,293	186,917
Allegiant Travel Co.	800	98,928
American Airlines Group, Inc.	22,461	796,916
Copa Holdings SA, Class A	1,041	111,689
Delta Air Lines, Inc.	38,017	1,374,315
JetBlue Airways Corp.(a)*	7,550	80,181
Southwest Airlines Co.	25,313	854,820
Spirit Airlines, Inc.*	2,600	179,764
United Continental Holdings, Inc.*	16,038	750,418
		4,433,948
Auto Components — 0.6%
Autoliv, Inc.(a)	2,700	248,184
BorgWarner, Inc.	6,808	358,169
Cooper Tire & Rubber Co.(a)	1,500	43,050
Dana Holding Corp.	6,100	116,937
Delphi Automotive PLC	13,800	846,492
Dorman Products, Inc.(a)*	1,109	44,427
Federal-Mogul Holdings Corp.*	1,109	16,491
Gentex Corp.	4,300	115,111
Gentherm, Inc.*	300	12,669
Goodyear Tire & Rubber Co. (The)	12,112	273,549
Johnson Controls, Inc.	24,065	1,058,860
Lear Corp.	2,300	198,743
Tenneco, Inc.*	2,500	130,775
TRW Automotive Holdings Corp.*	4,945	500,681
Visteon Corp.*	1,705	165,811
		4,129,949
Automobiles — 0.6%
Ford Motor Co.	118,916	1,758,768
General Motors Co.	38,862	1,241,252
Harley-Davidson, Inc.	9,722	565,820
Tesla Motors, Inc.(a)*	2,585	627,328
Thor Industries, Inc.	1,600	82,400
		4,275,568
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A*	422	93,583
Brown-Forman Corp., Class B	5,720	516,058
Brown-Forman Corp., Class A	551	49,144
Coca-Cola Co. (The)	155,369	6,628,041
Coca-Cola Enterprises, Inc.	10,637	471,857
Constellation Brands, Inc., Class A*	5,100	444,516
Dr Pepper Snapple Group, Inc.	8,822	567,343
Molson Coors Brewing Co., Class B	4,077	303,492
Monster Beverage Corp.*	6,119	560,929
PepsiCo, Inc.	70,711	6,582,487
		16,217,450
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	6,154	1,020,456
Alkermes PLC*	1,979	84,840
Alnylam Pharmaceuticals, Inc.*	898	70,134
Amgen, Inc.	23,456	3,294,630
Biogen Idec, Inc.*	9,186	3,038,821
BioMarin Pharmaceutical, Inc.*	1,900	137,104
Celgene Corp.*	37,050	3,511,599
Cubist Pharmaceuticals, Inc.*	1,600	106,144
Gilead Sciences, Inc.*	72,332	7,699,741
Incyte Corp.*	4,652	228,181
Isis Pharmaceuticals, Inc.(a)*	1,621	62,943
MannKind Corp.(a)*	3,000	17,730
Medivation, Inc.*	1,096	108,361
Myriad Genetics, Inc.(a)*	2,380	91,797
Opko Health, Inc.(a)*	3,300	28,083
Pharmacyclics, Inc.(a)*	929	109,092
Puma Biotechnology, Inc.(a)*	252	60,120
Regeneron Pharmaceuticals, Inc.*	3,000	1,081,560
Seattle Genetics, Inc.(a)*	1,502	55,844
United Therapeutics Corp.*	1,757	226,038
Vertex Pharmaceuticals, Inc.*	4,876	547,624
		21,580,842
Building Products — 0.2%
A.O. Smith Corp.	2,350	111,108
Allegion PLC	2,527	120,386
Armstrong World Industries, Inc.*	1,422	79,632
Fortune Brands Home & Security, Inc.	2,233	91,799
Lennox International, Inc.	1,992	153,125
Masco Corp.	15,358	367,363
Owens Corning	2,500	79,375
Simpson Manufacturing Co., Inc.	1,080	31,482
USG Corp.(a)*	2,828	77,742
		1,112,012
Capital Markets — 1.4%
Affiliated Managers Group, Inc.*	1,653	331,195
American Capital Ltd.*	4,791	67,841
Ameriprise Financial, Inc.	5,940	732,877
Bank of New York Mellon Corp. (The)	19,336	748,883
BGC Partners, Inc., Class A	1,500	11,145
BlackRock, Inc.	2,004	657,953

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Charles Schwab Corp. (The)	28,800	$846,432
E*Trade Financial Corp.*	4,400	99,396
Eaton Vance Corp.(a)	5,300	199,969
Evercore Partners, Inc., Class A	967	45,449
Federated Investors, Inc., Class B(a)	3,100	91,016
Financial Engines, Inc.(a)	700	23,950
Franklin Resources, Inc.	12,000	655,320
GAMCO Investors, Inc., Class A	200	14,148
Goldman Sachs Group, Inc. (The)	6,477	1,188,983
Invesco Ltd.	11,979	472,931
Janus Capital Group, Inc.(a)	4,300	62,522
Legg Mason, Inc.	2,550	130,458
LPL Financial Holdings, Inc.	2,967	136,630
Morgan Stanley	18,863	652,094
Northern Trust Corp.	3,700	251,711
Raymond James Financial, Inc.	2,600	139,308
SEI Investments Co.	4,110	148,618
State Street Corp.	5,388	396,611
Stifel Financial Corp.*	1,686	79,057
T Rowe Price Group, Inc.	10,102	791,997
TD Ameritrade Holding Corp.	7,939	264,924
Virtus Investment Partners, Inc.	300	52,110
Waddell & Reed Financial, Inc., Class A	3,561	184,068
WisdomTree Investments, Inc.(a)*	3,149	35,836
		9,513,432
Chemicals — 2.9%
Air Products & Chemicals, Inc.	6,347	826,253
Airgas, Inc.	2,813	311,258
Albemarle Corp.(a)	3,554	209,331
Ashland, Inc.	2,211	230,165
Axiall Corp.	1,512	54,145
Balchem Corp.	785	44,407
Cabot Corp.	1,800	91,386
Celanese Corp., Series A	6,572	384,593
CF Industries Holdings, Inc.	2,520	703,634
Chemtura Corp.*	2,756	64,298
Cytec Industries, Inc.	2,000	94,580
Dow Chemical Co. (The)	36,928	1,936,504
Eastman Chemical Co.	6,348	513,490
Ecolab, Inc.	10,112	1,161,161
EI Du Pont de Nemours & Co.	29,676	2,129,550
Flotek Industries, Inc.(a)*	1,026	26,748
FMC Corp.	5,860	335,133
H.B. Fuller Co.	1,077	42,757
Huntsman Corp.	9,209	239,342
International Flavors & Fragrances, Inc.	2,714	260,218
LyondellBasell Industries NV, Class A	19,892	2,161,465
Minerals Technologies, Inc.	1,316	81,210
Monsanto Co.	15,956	1,795,210
Mosaic Co. (The)	4,400	195,404
NewMarket Corp.(a)	462	176,031
Olin Corp.	2,100	53,025
PolyOne Corp.	2,800	99,624
PPG Industries, Inc.	5,245	1,031,901
Praxair, Inc.	13,461	1,736,469
Rockwood Holdings, Inc.	1,300	99,385
RPM International, Inc.	4,928	225,604
Scotts Miracle-Gro Co. (The), Class A	2,064	113,520
Sensient Technologies Corp.	700	36,645
Sherwin Williams Co. (The)	3,787	829,315
Sigma-Aldrich Corp.	3,700	503,237
Tronox Ltd., Class A	771	20,085
Valspar Corp.	3,512	277,413
W.R. Grace & Co.*	3,212	292,099
Westlake Chemical Corp.	1,930	167,119
		19,553,714
Commercial Banks — 3.6%
Associated Banc-Corp.(a)	4,819	83,947
Bancorpsouth, Inc.	2,260	45,516
Bank of America Corp.	123,775	2,110,364
Bank of Hawaii Corp.	900	51,129
Bank of the Ozarks, Inc.	1,678	52,891
BankUnited, Inc.	1,900	57,931
BB&T Corp.	9,652	359,151
BOK Financial Corp.(a)	696	46,270
Cathay General Bancorp	2,343	58,177
CIT Group, Inc.	2,315	106,397
Citigroup, Inc.	40,884	2,118,609
City National Corp.	1,133	85,734
Comerica, Inc.	2,700	134,622
Commerce Bancshares, Inc.	1,922	85,808
Community Bank System, Inc.(a)	1,047	35,169
Cullen/Frost Bankers, Inc.(a)	1,100	84,161
CVB Financial Corp.(a)	2,712	38,917
East West Bancorp, Inc.	3,900	132,600
Fifth Third Bancorp	11,932	238,879
First Horizon National Corp.	7,245	88,969
First Niagara Financial Group, Inc.	9,560	79,635
First Republic Bank	2,111	104,241
FirstMerit Corp.	3,655	64,328
FNB Corp.(a)	4,446	53,308
Fulton Financial Corp.	4,067	45,062
Glacier Bancorp, Inc.(a)	1,534	39,669
Hancock Holding Co.	2,100	67,305
Home Bancshares, Inc.(a)	923	27,145
Huntington Bancshares, Inc.	20,992	204,252
Iberiabank Corp.	891	55,696
International Bancshares Corp.	1,350	33,298
Investors Bancorp, Inc.	4,335	43,914
JPMorgan Chase & Co.	88,251	5,316,240
KeyCorp	23,256	310,002
M&T Bank Corp.(a)	1,973	243,251
MB Financial, Inc.	1,600	44,288
National Penn Bancshares, Inc.	3,400	33,014
Old National Bancorp	2,800	36,316
PacWest Bancorp	1,900	78,337
PNC Financial Services Group, Inc. (The)	9,802	838,855
Popular, Inc.*	2,182	64,227
PrivateBancorp, Inc.	2,000	59,820
Prosperity Bancshares, Inc.	1,226	70,090
Regions Financial Corp.	36,869	370,165
Signature Bank*	1,100	123,266
SunTrust Banks, Inc.	9,946	378,246
Susquehanna Bancshares, Inc.	5,222	52,220
SVB Financial Group*	2,000	224,180
Synovus Financial Corp.	3,279	77,516
TCF Financial Corp.	4,700	72,991
Texas Capital Bancshares, Inc.*	827	47,701
Trustmark Corp.(a)	1,900	43,767
UMB Financial Corp.	900	49,095
Umpqua Holdings Corp.	3,100	51,057
United Bankshares, Inc.(a)	1,262	39,034
US Bancorp	45,108	1,886,868
Valley National Bancorp(a)	5,707	55,301
Webster Financial Corp.	2,510	73,141
Wells Fargo & Co.	121,978	6,326,999
Westamerica Bancorporation(a)	500	23,260
Western Alliance Bancorp*	2,242	53,584

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Wintrust Financial Corp.	1,100	$49,137
Zions Bancorporation	3,153	91,626
		24,016,688
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	30,828
ADT Corp. (The)(a)	5,686	201,626
Brady Corp., Class A	1,600	35,904
Brink's Co. (The)	1,230	29,569
Cintas Corp.	3,092	218,264
Civeo Corp.	3,200	37,152
Clean Harbors, Inc.(a)*	1,735	93,551
Copart, Inc.*	4,171	130,615
Covanta Holding Corp.	3,570	75,755
Deluxe Corp.	2,000	110,320
Healthcare Services Group, Inc.(a)	2,053	58,736
Herman Miller, Inc.	2,059	61,461
HNI Corp.	866	31,167
KAR Auction Services, Inc.	3,950	113,089
Mobile Mini, Inc.(a)	1,083	37,873
MSA Safety, Inc.	1,100	54,340
Pitney Bowes, Inc.	9,123	227,984
R.R. Donnelley & Sons Co.	8,595	141,474
Republic Services, Inc.	5,985	233,535
Rollins, Inc.	2,814	82,394
Steelcase, Inc., Class A	3,679	59,563
Stericycle, Inc.*	2,694	314,013
Tetra Tech, Inc.	1,092	27,278
Tyco International Ltd.	14,276	636,281
UniFirst Corp.	477	46,074
United Stationers, Inc.	900	33,813
Waste Connections, Inc.	3,537	171,615
Waste Management, Inc.	18,961	901,216
West Corp.	700	20,622
		4,216,112
Communications Equipment — 1.3%
ADTRAN, Inc.	1,300	26,689
ARRIS Group, Inc.*	4,250	120,509
Brocade Communications Systems, Inc.	11,672	126,875
Ciena Corp.(a)*	3,000	50,160
Cisco Systems, Inc.	127,652	3,213,001
EchoStar Corp., Class A*	840	40,958
F5 Networks, Inc.*	2,800	332,472
Finisar Corp.(a)*	2,900	48,227
Harris Corp.	4,733	314,271
InterDigital, Inc.(a)	620	24,688
JDS Uniphase Corp.*	5,100	65,280
Juniper Networks, Inc.	6,704	148,494
Motorola Solutions, Inc.	7,500	474,600
Palo Alto Networks, Inc.*	766	75,145
Plantronics, Inc.	1,300	62,114
Polycom, Inc.*	2,400	29,484
QUALCOMM, Inc.	43,994	3,289,431
Riverbed Technology, Inc.*	4,100	76,034
Ubiquiti Networks, Inc.(a)*	932	34,978
Viasat, Inc.(a)*	615	33,899
		8,587,309
Computers & Peripherals — 4.7%
3D Systems Corp.(a)*	1,421	65,892
Apple, Inc.	235,802	23,757,051
Diebold, Inc.(a)	1,600	56,512
Electronics for Imaging, Inc.*	1,399	61,794
EMC Corp.	57,873	1,693,364
Hewlett-Packard Co.	75,349	2,672,629
Lexmark International, Inc., Class A(a)	2,372	100,810
NCR Corp.*	5,050	168,721
NetApp, Inc.	9,674	415,595
SanDisk Corp.	6,700	656,265
Seagate Technology PLC(a)	15,309	876,746
Stratasys Ltd.(a)*	981	118,485
Western Digital Corp.	7,791	758,220
		31,402,084
Construction & Engineering — 0.2%
Aecom Technology Corp.(a)*	2,600	87,750
Chicago Bridge & Iron Co. NV	2,862	165,567
EMCOR Group, Inc.	1,700	67,932
Fluor Corp.	5,766	385,111
Granite Construction, Inc.	245	7,794
Jacobs Engineering Group, Inc.*	1,737	84,800
KBR, Inc.	2,987	56,245
MasTec, Inc.(a)*	2,200	67,364
Primoris Services Corp.(a)	1,000	26,840
Quanta Services, Inc.*	3,524	127,886
URS Corp.	1,500	86,415
		1,163,704
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	142,562
Martin Marietta Materials, Inc.	1,529	197,149
Vulcan Materials Co.	1,884	113,474
		453,185
Consumer Finance — 1.0%
American Express Co.	44,380	3,885,025
Capital One Financial Corp.	14,102	1,151,005
Credit Acceptance Corp.(a)*	318	40,090
Discover Financial Services	16,415	1,056,962
First Cash Financial Services, Inc.*	800	44,784
Navient Corp.	13,453	238,253
Nelnet, Inc., Class A	156	6,722
Portfolio Recovery Associates, Inc.(a)*	1,500	78,345
SLM Corp.	18,924	161,990
		6,663,176
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	127,470
Avery Dennison Corp.	3,583	159,981
Ball Corp.	5,736	362,917
Bemis Co., Inc.	3,200	121,664
Berry Plastics Group, Inc.*	3,718	93,842
Crown Holdings, Inc.*	6,057	269,658
Graphic Packaging Holding Co.*	9,200	114,356
Greif, Inc., Class A	1,000	43,810
MeadWestvaco Corp.	4,840	198,150
Owens-Illinois, Inc.*	6,988	182,037
Packaging Corp. of America	4,165	265,810
Rock-Tenn Co., Class A	3,978	189,273
Sealed Air Corp.	7,971	278,029
Silgan Holdings, Inc.	1,968	92,496
Sonoco Products Co.	3,100	121,799
		2,621,292
Distributors — 0.1%
Genuine Parts Co.	5,005	438,989
LKQ Corp.*	7,500	199,425
Pool Corp.	1,885	101,639
		740,053
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	112,244
DeVry Education Group, Inc.	1,600	68,496

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Graham Holdings Co., Class B	100	$69,959
Grand Canyon Education, Inc.*	2,002	81,622
H&R Block, Inc.	12,071	374,322
Service Corp. International	6,365	134,556
Sotheby's, Class A(a)	1,900	67,868
		909,067
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B*	57,772	7,980,624
CBOE Holdings, Inc.	3,888	208,105
CME Group, Inc.	4,167	333,172
FNFV Group*	2,320	31,923
Intercontinental Exchange, Inc.	1,500	292,575
Leucadia National Corp.	4,626	110,284
MarketAxess Holdings, Inc.	1,100	68,046
McGraw-Hill Financial, Inc.	12,709	1,073,275
Moody's Corp.	8,981	848,705
MSCI, Inc., Class A*	2,162	101,657
NASDAQ OMX Group, Inc. (The)	1,536	65,157
PHH Corp.(a)*	405	9,056
Voya Financial, Inc.	1,789	69,950
		11,192,529
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	207,839	7,324,246
CenturyLink, Inc.	17,085	698,606
Cogent Communications Holdings, Inc.	1,148	38,584
Frontier Communications Corp.(a)	33,744	219,673
Globalstar, Inc.(a)*	5,666	20,738
Level 3 Communications, Inc.*	7,840	358,523
tw telecom, Inc.*	6,033	251,033
Verizon Communications, Inc.	194,052	9,700,660
Windstream Holdings, Inc.	17,192	185,330
		18,797,393
Electric Utilities — 1.4%
Allete, Inc.	1,000	44,390
American Electric Power Co., Inc.	15,100	788,371
Cleco Corp.	1,800	86,670
Duke Energy Corp.	22,197	1,659,670
Edison International	9,650	539,628
El Paso Electric Co.	1,200	43,860
Entergy Corp.	5,300	409,849
Exelon Corp.(a)	26,382	899,362
FirstEnergy Corp.	12,028	403,780
Great Plains Energy, Inc.	4,084	98,710
Hawaiian Electric Industries, Inc.(a)	3,245	86,155
IDACORP, Inc.	1,576	84,489
ITC Holdings Corp.	5,154	183,637
NextEra Energy, Inc.	13,712	1,287,283
Northeast Utilities	9,240	409,332
OGE Energy Corp.	4,700	174,417
Pepco Holdings, Inc.	7,200	192,672
Pinnacle West Capital Corp.	2,000	109,280
PNM Resources, Inc.	2,600	64,766
Portland General Electric Co.(a)	2,100	67,452
PPL Corp.	15,593	512,074
Southern Co. (The)	23,358	1,019,577
UIL Holdings Corp.	1,433	50,728
Westar Energy, Inc.	3,598	122,764
Xcel Energy, Inc.	12,400	376,960
		9,715,876
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,400	164,794
AMETEK, Inc.	7,562	379,688
Babcock & Wilcox Co. (The)	3,550	98,299
Eaton Corp. PLC	8,019	508,164
Emerson Electric Co.	32,425	2,029,156
EnerSys, Inc.	1,200	70,368
Franklin Electric Co., Inc.	1,200	41,688
Generac Holdings, Inc.(a)*	3,000	121,620
Hubbell, Inc., Class A	100	12,416
Hubbell, Inc., Class B	1,594	192,125
Polypore International, Inc.(a)*	1,200	46,692
Regal-Beloit Corp.	967	62,130
Rockwell Automation, Inc.	6,103	670,598
Sensata Technologies Holding NV*	5,779	257,339
SolarCity Corp.(a)*	600	35,760
		4,690,837
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	5,803	579,488
Anixter International, Inc.	800	67,872
Arrow Electronics, Inc.*	1,900	105,165
Avnet, Inc.	3,222	133,713
Belden, Inc.	1,290	82,586
Cognex Corp.*	1,500	60,405
Coherent, Inc.*	580	35,595
Corning, Inc.	35,585	688,214
Daktronics, Inc.	100	1,229
Dolby Laboratories, Inc., Class A*	1,100	45,969
FEI Co.	512	38,615
FLIR Systems, Inc.	2,100	65,814
Ingram Micro, Inc., Class A*	4,200	108,402
IPG Photonics Corp.(a)*	700	48,146
Itron, Inc.*	545	21,424
Jabil Circuit, Inc.	5,400	108,918
Knowles Corp.(a)*	1,850	49,025
Littelfuse, Inc.	380	32,368
National Instruments Corp.	2,810	86,913
OSI Systems, Inc.*	572	36,310
Plexus Corp.*	900	33,237
Sanmina Corp.*	900	18,774
SYNNEX Corp.*	735	47,503
TE Connectivity Ltd.	12,798	707,601
Tech Data Corp.*	1,300	76,518
Trimble Navigation Ltd.*	6,928	211,304
Vishay Intertechnology, Inc.(a)	4,130	59,018
Zebra Technologies Corp., Class A*	1,575	111,778
		3,661,904
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	1,100	48,059
Baker Hughes, Inc.	13,856	901,471
Bristow Group, Inc.	1,083	72,778
Cameron International Corp.*	7,106	471,696
CARBO Ceramics, Inc.(a)	300	17,769
Core Laboratories NV	1,479	216,452
Diamond Offshore Drilling, Inc.(a)	1,386	47,498
Dresser-Rand Group, Inc.*	2,200	180,972
Dril-Quip, Inc.*	900	80,460
Era Group, Inc.*	400	8,700
Exterran Holdings, Inc.	1,688	74,795
FMC Technologies, Inc.*	8,904	483,576
Forum Energy Technologies, Inc.*	1,368	41,875
Gulfmark Offshore, Inc., Class A	600	18,810
Halliburton Co.	32,540	2,099,155
Helix Energy Solutions Group, Inc.*	2,643	58,305
Helmerich & Payne, Inc.	3,200	313,184
Hornbeck Offshore Services, Inc.(a)*	900	29,457
McDermott International, Inc.(a)*	6,400	36,608
Nabors Industries Ltd.	8,800	200,288

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
National Oilwell Varco, Inc.	8,890	$676,529
Noble Corp. PLC	5,393	119,833
Oceaneering International, Inc.	3,600	234,612
Oil States International, Inc.*	1,400	86,660
Pacific Drilling SA(a)*	27	223
Paragon Offshore PLC(a)*	1,797	11,052
Patterson-UTI Energy, Inc.	4,300	139,879
Rowan Companies PLC, Class A	2,805	70,995
RPC, Inc.	2,914	63,991
Schlumberger Ltd.	40,472	4,115,598
SEACOR Holdings, Inc.(a)*	500	37,400
Seventy Seven Energy, Inc.(a)*	1,342	31,859
Superior Energy Services, Inc.	4,484	147,389
Tidewater, Inc.	1,400	54,642
Transocean Ltd.(a)	7,035	224,909
Unit Corp.*	1,300	76,245
Weatherford International PLC*	22,958	477,526
		11,971,250
Food & Staples Retailing — 2.2%
Andersons, Inc. (The)	486	30,560
Casey's General Stores, Inc.	1,295	92,851
Costco Wholesale Corp.	14,136	1,771,523
CVS Health Corp.	35,902	2,857,440
Fresh Market, Inc. (The)(a)*	1,100	38,423
Kroger Co. (The)	20,983	1,091,116
PriceSmart, Inc.(a)	600	51,384
Rite Aid Corp.*	27,520	133,197
Safeway, Inc.	10,610	363,923
SUPERVALU, Inc.(a)*	5,600	50,064
Sysco Corp.	22,079	837,898
United Natural Foods, Inc.*	1,400	86,044
Wal-Mart Stores, Inc.	73,578	5,626,510
Walgreen Co.	26,207	1,553,289
Weis Markets, Inc.(a)	600	23,418
Whole Foods Market, Inc.	11,307	430,910
		15,038,550
Food Products — 1.6%
Archer-Daniels-Midland Co.	14,326	732,059
B&G Foods, Inc.(a)	2,070	57,028
Bunge Ltd.	1,720	144,876
Cal-Maine Foods, Inc.	168	15,007
Campbell Soup Co.(a)	8,657	369,914
ConAgra Foods, Inc.	9,827	324,684
Darling Ingredients, Inc.*	3,337	61,134
Dean Foods Co.(a)	2,592	34,344
Flowers Foods, Inc.	5,407	99,273
Fresh Del Monte Produce, Inc.	1,100	35,090
General Mills, Inc.	23,078	1,164,285
Hain Celestial Group, Inc. (The)*	900	92,115
Hershey Co. (The)	7,200	687,096
Hormel Foods Corp.	4,595	236,137
Ingredion, Inc.	2,264	171,589
J&J Snack Foods Corp.	457	42,757
J.M. Smucker Co. (The)	2,260	223,717
Kellogg Co.	12,139	747,762
Keurig Green Mountain, Inc.	3,900	507,507
Kraft Foods Group, Inc.	27,548	1,553,707
Lancaster Colony Corp.	722	61,572
McCormick & Co., Inc.	3,500	234,150
Mead Johnson Nutrition Co.	9,381	902,640
Mondelez International, Inc., Class A	33,468	1,146,781
Pilgrim's Pride Corp.*	1,700	51,952
Post Holdings, Inc.(a)*	943	31,289
Sanderson Farms, Inc.(a)	839	73,790
Snyders-Lance, Inc.	1,354	35,881
Tootsie Roll Industries, Inc.(a)	321	8,985
TreeHouse Foods, Inc.*	1,116	89,838
Tyson Foods, Inc., Class A	8,302	326,850
WhiteWave Foods Co., Class A*	4,574	166,173
		10,429,982
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	172,348
Atmos Energy Corp.	2,900	138,330
Laclede Group, Inc. (The)	963	44,683
National Fuel Gas Co.(a)	2,000	139,980
New Jersey Resources Corp.(a)	1,150	58,087
ONE Gas, Inc.(a)	1,600	54,800
Piedmont Natural Gas Co., Inc.	2,300	77,119
Questar Corp.	5,200	115,908
South Jersey Industries, Inc.	800	42,688
Southwest Gas Corp.	1,343	65,243
UGI Corp.	5,299	180,643
WGL Holdings, Inc.(a)	1,400	58,968
		1,148,797
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	23,289	968,590
Alere, Inc.*	2,200	85,316
Align Technology, Inc.*	1,900	98,192
Baxter International, Inc.	20,768	1,490,519
Becton Dickinson and Co.	6,743	767,421
Boston Scientific Corp.*	23,627	279,035
Cantel Medical Corp.	1,074	36,924
CareFusion Corp.*	3,386	153,216
Cooper Companies, Inc. (The)	1,358	211,508
Covidien PLC	13,427	1,161,570
CR Bard, Inc.	3,279	467,946
Cyberonics, Inc.(a)*	1,115	57,043
DENTSPLY International, Inc.	4,334	197,630
Edwards Lifesciences Corp.*	3,789	387,046
Globus Medical, Inc., Class A*	1,500	29,505
Haemonetics Corp.*	1,000	34,920
Hill-Rom Holdings, Inc.	1,606	66,537
Hologic, Inc.*	6,073	147,756
Idexx Laboratories, Inc.(a)*	2,183	257,223
Integra LifeSciences Holdings Corp.*	800	39,712
Intuitive Surgical, Inc.*	900	415,638
Masimo Corp.(a)*	1,500	31,920
Medtronic, Inc.	30,364	1,881,050
NuVasive, Inc.*	1,369	47,737
ResMed, Inc.(a)	4,200	206,934
Sirona Dental Systems, Inc.*	1,200	92,016
St. Jude Medical, Inc.	10,692	642,910
STERIS Corp.	1,900	102,524
Stryker Corp.	5,300	427,975
Teleflex, Inc.	1,264	132,771
Thoratec Corp.(a)*	863	23,068
Varian Medical Systems, Inc.*	3,805	304,857
West Pharmaceutical Services, Inc.	1,400	62,664
Zimmer Holdings, Inc.	4,180	420,299
		11,729,972
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)*	1,023	49,616
Aetna, Inc.	10,434	845,154
Air Methods Corp.(a)*	1,200	66,660
AmerisourceBergen Corp.	9,694	749,346
Amsurg Corp.*	900	45,045
Brookdale Senior Living, Inc.*	3,576	115,219

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Cardinal Health, Inc.	12,312	$922,415
Centene Corp.*	1,700	140,607
CIGNA Corp.	8,271	750,097
Community Health Systems, Inc.*	4,567	250,226
DaVita HealthCare Partners, Inc.*	6,642	485,796
Express Scripts Holding Co.*	17,987	1,270,422
HCA Holdings, Inc.*	9,940	700,969
Health Net, Inc.*	2,200	101,442
Healthsouth Corp.	3,958	146,050
Henry Schein, Inc.*	2,586	301,191
Humana, Inc.	4,524	589,432
Laboratory Corp. of America Holdings*	3,300	335,775
LifePoint Hospitals, Inc.*	1,533	106,068
Magellan Health, Inc.*	708	38,749
McKesson Corp.	7,259	1,413,110
Mednax, Inc.*	3,200	175,424
Molina Healthcare, Inc.*	700	29,610
MWI Veterinary Supply, Inc.*	339	50,308
Omnicare, Inc.	2,338	145,564
Owens & Minor, Inc.(a)	1,695	55,494
Patterson Cos., Inc.(a)	2,215	91,767
Quest Diagnostics, Inc.(a)	4,415	267,902
Select Medical Holdings Corp.	2,804	33,732
Team Health Holdings, Inc.*	3,194	185,220
Tenet Healthcare Corp.*	4,329	257,099
UnitedHealth Group, Inc.	30,946	2,669,092
Universal Health Services, Inc., Class B	3,403	355,614
VCA, Inc.*	1,600	62,928
WellCare Health Plans, Inc.*	1,293	78,020
WellPoint, Inc.	9,092	1,087,585
		14,968,748
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	34,879
athenahealth, Inc.(a)*	466	61,368
Cerner Corp.*	8,385	499,494
MedAssets, Inc.*	1,584	32,820
		628,561
Hotels, Restaurants & Leisure — 2.3%
Bally Technologies, Inc.*	1,100	88,770
Belmond Ltd., Class A*	1,547	18,038
Bloomin' Brands, Inc.*	2,702	49,555
Bob Evans Farms, Inc.	800	37,872
Brinker International, Inc.	2,999	152,319
Buffalo Wild Wings, Inc.(a)*	843	113,190
Burger King Worldwide, Inc.(a)	1,972	58,490
Caesars Entertainment Corp.(a)*	1,300	16,354
Carnival Corp.	5,000	200,850
Cheesecake Factory, Inc. (The)(a)	1,877	85,404
Chipotle Mexican Grill, Inc.*	1,200	799,908
Choice Hotels International, Inc.	1,000	52,000
Churchill Downs, Inc.	115	11,213
Cracker Barrel Old Country Store, Inc.(a)	700	72,233
Darden Restaurants, Inc.(a)	4,092	210,574
DineEquity, Inc.	253	20,642
Domino's Pizza, Inc.	1,690	130,062
Dunkin' Brands Group, Inc.	4,544	203,662
Hyatt Hotels Corp., Class A*	1,300	78,676
International Game Technology	7,900	133,273
Interval Leisure Group, Inc.	974	18,555
Jack in the Box, Inc.	1,879	128,129
Krispy Kreme Doughnuts, Inc.(a)*	1,700	29,172
Las Vegas Sands Corp.	18,663	1,161,025
Life Time Fitness, Inc.(a)*	1,300	65,572
Marriott International, Inc., Class A(a)	7,066	493,913
Marriott Vacations Worldwide Corp.*	295	18,706
McDonald's Corp.	46,667	4,424,498
MGM Resorts International*	11,853	270,011
Norwegian Cruise Line Holdings Ltd.*	1,537	55,363
Panera Bread Co., Class A(a)*	1,166	189,732
Papa John's International, Inc.	1,461	58,425
Royal Caribbean Cruises Ltd.	4,600	309,534
Scientific Games Corp., Class A*	1,400	15,078
SeaWorld Entertainment, Inc.	2,000	38,460
Six Flags Entertainment Corp.	2,952	101,519
Starbucks Corp.	35,234	2,658,758
Starwood Hotels & Resorts Worldwide, Inc.	5,800	482,618
Texas Roadhouse, Inc.	1,857	51,699
Vail Resorts, Inc.	932	80,860
Wendy's Co. (The)	7,777	64,238
Wyndham Worldwide Corp.	5,679	461,476
Wynn Resorts Ltd.	2,564	479,673
Yum! Brands, Inc.	20,879	1,502,870
		15,692,969
Household Durables — 0.4%
DR Horton, Inc.	4,700	96,444
Garmin Ltd.(a)	3,681	191,375
Harman International Industries, Inc.	1,600	156,864
Helen of Troy Ltd.*	818	42,961
Jarden Corp.*	1,742	104,712
KB Home	922	13,775
La-Z-Boy, Inc.	1,500	29,685
Leggett & Platt, Inc.(a)	4,300	150,156
Lennar Corp., Class A(a)	4,100	159,203
Lennar Corp., Class B	329	10,548
Meritage Homes Corp.*	900	31,950
Mohawk Industries, Inc.*	1,150	155,043
Newell Rubbermaid, Inc.	9,000	309,690
NVR, Inc.*	159	179,673
PulteGroup, Inc.	5,147	90,896
Ryland Group, Inc. (The)(a)	1,375	45,705
Standard Pacific Corp.(a)*	2,641	19,781
Taylor Morrison Home Corp., Class A*	469	7,607
Tempur-Pedic International, Inc.*	2,741	153,962
Toll Brothers, Inc.*	3,000	93,480
Tupperware Brands Corp.	2,245	154,995
Whirlpool Corp.	2,639	384,370
		2,582,875
Household Products — 1.7%
Church & Dwight Co., Inc.	4,810	337,470
Clorox Co. (The)(a)	5,466	524,955
Colgate-Palmolive Co.	42,297	2,758,610
Energizer Holdings, Inc.	1,400	172,494
Kimberly-Clark Corp.	17,248	1,855,367
Procter & Gamble Co. (The)	64,585	5,408,348
Spectrum Brands Holdings, Inc.	817	73,963
		11,131,207
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	279,346
Calpine Corp.*	10,394	225,550
Dynegy, Inc.*	1,700	49,062
NRG Energy, Inc.	9,747	297,088
		851,046
Industrial Conglomerates — 1.3%
3M Co.	29,041	4,114,529
Carlisle Cos., Inc.	1,935	155,535
Danaher Corp.	9,797	744,376
General Electric Co.	134,046	3,434,258

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates (Continued)
Raven Industries, Inc.	939	$22,912
Roper Industries, Inc.	2,600	380,354
		8,851,964
Insurance — 2.0%
ACE Ltd.	6,489	680,501
Aflac, Inc.	9,980	581,335
Alleghany Corp.*	227	94,920
Allied World Assurance Co., Holdings Ltd.	1,940	71,470
Allstate Corp. (The)	12,965	795,662
American Equity Investment Life Holding Co.	1,900	43,472
American Financial Group, Inc.	1,500	86,835
American International Group, Inc.	24,525	1,324,840
Amtrust Financial Services, Inc.(a)	990	39,422
Aon PLC	8,406	736,954
Arch Capital Group Ltd.*	1,505	82,354
Arthur J Gallagher & Co.	3,175	144,018
Aspen Insurance Holdings Ltd.	2,100	89,817
Assurant, Inc.	1,504	96,707
Assured Guaranty Ltd.	4,900	108,584
Axis Capital Holdings Ltd.	2,200	104,126
Brown & Brown, Inc.	3,200	102,880
Chubb Corp. (The)	3,000	273,240
Cincinnati Financial Corp.	2,315	108,921
CNA Financial Corp.	859	32,668
CNO Financial Group, Inc.	6,200	105,152
Endurance Specialty Holdings Ltd.	1,200	66,216
Enstar Group Ltd.(a)*	300	40,896
Erie Indemnity Co., Class A	830	62,922
Everest Re Group Ltd.	1,000	162,010
First American Financial Corp.(a)	2,357	63,922
FNF Group	6,962	193,126
Genworth Financial, Inc., Class A*	5,700	74,670
Hanover Insurance Group, Inc. (The)	1,273	78,188
Hartford Financial Services Group, Inc.	6,705	249,761
HCC Insurance Holdings, Inc.	3,061	147,816
Hilltop Holdings, Inc.*	1,633	32,742
Kemper Corp.	1,200	40,980
Lincoln National Corp.	3,358	179,922
Loews Corp.	4,514	188,053
Markel Corp.*	100	63,615
Marsh & McLennan Cos., Inc.	17,220	901,295
MBIA, Inc.*	3,900	35,802
Mercury General Corp.	800	39,048
MetLife, Inc.	14,604	784,527
Old Republic International Corp.	5,675	81,039
PartnerRe Ltd.	900	98,901
Platinum Underwriters Holdings Ltd.	800	48,696
Primerica, Inc.	1,400	67,508
Principal Financial Group, Inc.	7,385	387,491
ProAssurance Corp.	1,800	79,326
Progressive Corp. (The)	16,186	409,182
Protective Life Corp.	2,200	152,702
Prudential Financial, Inc.	7,476	657,439
Reinsurance Group of America, Inc.	1,377	110,339
RenaissanceRe Holdings Ltd.(a)	1,100	109,989
RLI Corp.	1,000	43,290
StanCorp Financial Group, Inc.	1,400	88,452
Symetra Financial Corp.	553	12,901
Torchmark Corp.	2,001	104,792
Travelers Companies, Inc. (The)	13,042	1,225,165
Unum Group	3,100	106,578
Validus Holdings Ltd.	1,687	66,029
Willis Group Holdings PLC	5,000	207,000
WR Berkley Corp.	2,531	120,982
XL Group PLC	3,181	105,514
		13,392,704
Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	15,609	5,032,966
Expedia, Inc.	3,803	333,219
Groupon, Inc.(a)*	7,600	50,768
HomeAway, Inc.*	900	31,950
HSN, Inc.	1,490	91,441
Lands' End, Inc.*	357	14,680
Liberty Interactive Corp., Class A*	9,939	283,460
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	73,292
Liberty Ventures, Series A*	2,162	82,070
NetFlix, Inc.*	1,500	676,770
Priceline Group, Inc. (The)*	2,062	2,388,992
Shutterfly, Inc.*	562	27,392
TripAdvisor, Inc.*	5,115	467,613
		9,554,613
Internet Software & Services — 2.5%
Akamai Technologies, Inc.*	4,454	266,349
AOL, Inc.*	1,288	57,895
Bankrate, Inc.*	1,027	11,667
Conversant, Inc.(a)*	1,826	62,540
CoStar Group, Inc.*	365	56,772
Dealertrack Technologies, Inc.(a)*	1,153	50,052
eBay, Inc.*	26,173	1,482,177
Equinix, Inc.(a)*	1,371	291,310
Facebook, Inc., Class A*	60,206	4,758,682
Google, Inc., Class A*	6,397	3,764,059
Google, Inc., Class C*	7,252	4,187,015
IAC/InterActiveCorp	2,253	148,473
j2 Global, Inc.	1,013	50,002
LinkedIn Corp., Class A*	1,505	312,724
NIC, Inc.	1,910	32,890
Pandora Media, Inc.(a)*	2,350	56,776
Rackspace Hosting, Inc.(a)*	4,200	136,710
Shutterstock, Inc.(a)*	191	13,633
VeriSign, Inc.(a)*	3,800	209,456
Web.com Group, Inc.*	1,185	23,653
WebMD Health Corp.(a)*	647	27,051
Yahoo!, Inc.*	12,611	513,898
Yelp, Inc.*	744	50,778
Zillow, Inc., Class A(a)*	436	50,572
		16,615,134
IT Services — 4.0%
Accenture PLC, Class A	29,518	2,400,404
Acxiom Corp.*	2,292	37,933
Alliance Data Systems Corp.*	2,600	645,502
Amdocs Ltd.	3,730	171,132
Automatic Data Processing, Inc.	18,691	1,552,848
Blackhawk Network Holdings, Inc., Class B*	1,743	56,299
Booz Allen Hamilton Holding Corp.(a)	2,623	61,378
Broadridge Financial Solutions, Inc.	5,322	221,555
CACI International, Inc., Class A*	756	53,880
Cardtronics, Inc.*	1,505	52,976
Cognizant Technology Solutions Corp., Class A*	18,484	827,529
Computer Sciences Corp.	5,100	311,865
Convergys Corp.	3,200	57,024
CoreLogic, Inc.*	2,308	62,478
DST Systems, Inc.	906	76,032

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
EPAM Systems, Inc.*	505	$22,114
Euronet Worldwide, Inc.*	1,400	66,906
Fidelity National Information Services, Inc.	8,383	471,963
Fiserv, Inc.*	9,400	607,569
FleetCor Technologies, Inc.*	2,730	387,988
Gartner, Inc., Class A*	4,045	297,186
Genpact Ltd.*	3,590	58,589
Global Payments, Inc.	2,693	188,187
Heartland Payment Systems, Inc.(a)	1,360	64,899
iGate Corp.*	1,600	58,752
International Business Machines Corp.	45,011	8,544,438
Jack Henry & Associates, Inc.	2,700	150,282
Leidos Holdings, Inc.	1,813	62,240
Mastercard, Inc., Class A	47,473	3,509,204
MAXIMUS, Inc.	3,001	120,430
NeuStar, Inc., Class A(a)*	1,900	47,177
Paychex, Inc.	14,712	650,270
Sapient Corp.*	3,176	44,464
Science Applications International Corp.(a)	1,571	69,485
Syntel, Inc.(a)*	600	52,764
Teradata Corp.(a)*	4,800	201,216
Total System Services, Inc.	6,258	193,748
Unisys Corp.(a)*	917	21,467
Vantiv, Inc., Class A*	6,385	197,296
VeriFone Systems, Inc.*	2,900	99,702
Visa, Inc., Class A	15,763	3,363,351
Western Union Co. (The)(a)	23,670	379,667
WEX, Inc.*	1,363	150,366
Xerox Corp.	24,692	326,675
		26,997,230
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,397	101,010
Hasbro, Inc.(a)	4,346	239,008
Mattel, Inc.	12,766	391,278
Polaris Industries, Inc.	2,893	433,342
		1,164,638
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	8,500	484,330
Bio-Rad Laboratories, Inc., Class A*	300	34,020
Bruker Corp.*	2,422	44,844
Charles River Laboratories International, Inc.*	1,550	92,597
Covance, Inc.*	1,200	94,440
Illumina, Inc.*	4,303	705,348
Mettler-Toledo International, Inc.*	1,316	337,067
Parexel International Corp.(a)*	2,045	129,019
PerkinElmer, Inc.	3,287	143,313
Quintiles Transnational Holdings, Inc.*	1,700	94,826
Techne Corp.	886	82,885
Thermo Fisher Scientific, Inc.	6,439	783,626
Waters Corp.*	2,500	247,800
		3,274,115
Machinery — 2.0%
Actuant Corp., Class A(a)	1,908	58,232
AGCO Corp.	2,207	100,330
Allison Transmission Holdings, Inc.	4,003	114,046
Barnes Group, Inc.	800	24,280
Caterpillar, Inc.	23,611	2,338,197
Chart Industries, Inc.(a)*	663	40,529
CLARCOR, Inc.	1,500	94,620
Colfax Corp.*	2,400	136,728
Crane Co.	1,500	94,815
Cummins, Inc.	5,200	686,296
Deere & Co.(a)	15,657	1,283,717
Donaldson Co., Inc.	5,304	215,502
Dover Corp.	5,826	468,003
EnPro Industries, Inc.*	200	12,106
Flowserve Corp.	6,132	432,429
Graco, Inc.	2,723	198,725
Greenbrier Cos., Inc. (The)(a)	500	36,690
Harsco Corp.	2,911	62,325
Hillenbrand, Inc.	1,890	58,382
Hyster-Yale Materials Handling, Inc.	300	21,486
IDEX Corp.	2,500	180,925
Illinois Tool Works, Inc.	15,000	1,266,300
Ingersoll Rand PLC	5,898	332,411
ITT Corp.	2,844	127,809
Joy Global, Inc.(a)	3,389	184,836
Kennametal, Inc.	2,100	86,751
Lincoln Electric Holdings, Inc.	2,243	155,070
Manitowoc Co., Inc. (The)(a)	5,372	125,973
Middleby Corp.*	1,500	132,195
Mueller Industries, Inc.	1,390	39,671
Mueller Water Products, Inc., Class A	5,028	41,632
Nordson Corp.	2,147	163,322
Oshkosh Corp.	2,000	88,300
PACCAR, Inc.	13,736	781,235
Pall Corp.	3,500	292,950
Parker Hannifin Corp.	3,376	385,370
Pentair PLC	4,165	272,766
Proto Labs, Inc.*	473	32,637
RBC Bearings, Inc.	421	23,871
Rexnord Corp.*	3,100	88,195
Snap-On, Inc.	1,800	217,944
SPX Corp.	700	65,751
Stanley Black & Decker, Inc.	3,056	271,342
Terex Corp.	2,693	85,557
Timken Co.	2,600	110,214
Toro Co. (The)	2,327	137,828
Trimas Corp.*	1,468	35,716
Trinity Industries, Inc.(a)	4,800	224,256
Valmont Industries, Inc.(a)	771	104,031
WABCO Holdings, Inc.*	1,899	172,714
Wabtec Corp.	3,000	243,120
Watts Water Technologies, Inc., Class A	400	23,300
Woodward, Inc.	1,750	83,335
Xylem, Inc.	5,319	188,771
		13,243,536
Marine — 0.0%
Kirby Corp.*	1,600	188,560
Matson, Inc.	1,200	30,036
		218,596
Media — 3.8%
AMC Networks, Inc., Class A*	1,725	100,774
Cablevision Systems Corp., Class A(a)	6,000	105,060
CBS Corp., Class A	1,116	59,840
CBS Corp., Class B	17,252	922,982
Charter Communications, Inc., Class A*	3,381	511,782
Cinemark Holdings, Inc.	3,817	129,931
Clear Channel Outdoor Holdings, Inc., Class A	1,565	10,548
Comcast Corp., Class A	83,256	4,477,508
Comcast Corp., Class A Special	16,746	895,911
Cumulus Media, Inc., Class A(a)*	2,209	8,902
DIRECTV*	15,943	1,379,388
Discovery Communications, Inc., Class A*	4,379	165,526
Discovery Communications, Inc., Class C*	9,159	341,447

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
DISH Network Corp., Class A*	10,182	$657,553
DreamWorks Animation SKG, Inc., Class A(a)*	1,400	38,178
Gannett Co., Inc.	8,039	238,517
Interpublic Group of Cos., Inc. (The)	14,910	273,151
John Wiley & Sons, Inc., Class A	1,300	72,943
Lamar Advertising Co., Class A	2,900	142,825
Liberty Global PLC, Series A(a)*	10,059	427,910
Liberty Global PLC, Series C*	23,572	966,806
Liberty Media Corp.*	1,263	59,588
Liberty Media Corp. Series C*	2,526	118,697
LIN Media LLC, Class A*	1,000	22,200
Lions Gate Entertainment Corp.(a)	2,600	85,722
Live Nation Entertainment, Inc.*	4,494	107,946
Loral Space & Communications, Inc.*	365	26,211
Madison Square Garden Co. (The), Class A*	1,643	108,635
Meredith Corp.(a)	900	38,520
Morningstar, Inc.	700	47,530
New York Times Co. (The), Class A(a)	4,200	47,124
News Corp., Class A*	6,361	104,002
News Corp., Class B*	1,525	24,598
Nexstar Broadcasting Group, Inc., Class A(a)	700	28,294
Omnicom Group, Inc.	11,518	793,129
Regal Entertainment Group, Class A(a)	2,586	51,410
Scripps Networks Interactive, Inc., Class A(a)	3,567	278,547
Sinclair Broadcast Group, Inc., Class A(a)	2,200	57,398
Sirius XM Holdings, Inc.(a)*	127,671	445,572
Starz - Liberty Capital*	3,657	120,974
Time Warner Cable, Inc.	8,458	1,213,638
Time Warner, Inc.	23,722	1,784,132
Time, Inc.*	2,965	69,470
Twenty-First Century Fox, Inc.	46,144	1,582,278
Twenty-First Century Fox, Inc., Class B	13,319	443,656
Viacom, Inc., Class A	294	22,641
Viacom, Inc., Class B	17,372	1,336,602
Walt Disney Co. (The)	51,592	4,593,236
		25,539,232
Metals & Mining — 0.6%
Alcoa, Inc.	30,700	493,963
Allegheny Technologies, Inc.	3,100	115,010
Carpenter Technology Corp.	1,500	67,725
Cliffs Natural Resources, Inc.(a)	4,431	45,994
Commercial Metals Co.	3,500	59,745
Compass Minerals International, Inc.	1,484	125,071
Freeport-McMoRan, Inc.	39,598	1,292,875
Newmont Mining Corp.	8,954	206,390
Nucor Corp.	8,689	471,639
Reliance Steel & Aluminum Co.	2,000	136,800
Royal Gold, Inc.	1,700	110,398
Southern Copper Corp.(a)	6,389	189,434
Steel Dynamics, Inc.	5,800	131,138
Stillwater Mining Co.*	1,623	24,393
SunCoke Energy, Inc.*	1,575	35,359
TimkenSteel Corp.	1,300	60,437
United States Steel Corp.	2,823	110,577
US Silica Holdings, Inc.	1,912	119,519
Worthington Industries, Inc.	1,249	46,488
		3,842,955
Multi-Utilities — 0.9%
Alliant Energy Corp.	3,400	188,394
Ameren Corp.	4,400	168,652
Avista Corp.(a)	1,800	54,954
Black Hills Corp.	1,300	62,244
Centerpoint Energy, Inc.	6,700	163,949
CMS Energy Corp.	8,045	238,615
Consolidated Edison, Inc.	6,757	382,852
Dominion Resources, Inc.	18,316	1,265,452
DTE Energy Co.	5,100	388,008
Integrys Energy Group, Inc.	2,277	147,595
MDU Resources Group, Inc.	5,825	161,993
NiSource, Inc.	9,752	399,637
NorthWestern Corp.	1,200	54,432
PG&E Corp.	8,800	396,352
Public Service Enterprise Group, Inc.	15,571	579,864
SCANA Corp.(a)	3,636	180,382
Sempra Energy	7,300	769,274
TECO Energy, Inc.	6,551	113,856
Vectren Corp.	2,300	91,770
Wisconsin Energy Corp.(a)	5,853	251,679
		6,059,954
Multiline Retail — 0.7%
Big Lots, Inc.	1,700	73,185
Dillard's, Inc., Class A(a)	915	99,717
Dollar General Corp.*	11,236	686,632
Dollar Tree, Inc.*	9,149	512,984
Family Dollar Stores, Inc.	4,062	313,749
J.C. Penney Co., Inc.(a)*	4,700	47,188
Kohl's Corp.(a)	8,612	525,590
Macy's, Inc.	15,553	904,874
Nordstrom, Inc.	6,801	464,984
Sears Holdings Corp.(a)*	1,189	29,999
Target Corp.	16,400	1,027,952
		4,686,854
Oil, Gas & Consumable Fuels — 7.5%
Alpha Natural Resources, Inc.(a)*	1,513	3,752
Anadarko Petroleum Corp.	19,098	1,937,301
Apache Corp.	11,800	1,107,666
Athlon Energy, Inc.*	1,300	75,699
Bonanza Creek Energy, Inc.*	1,179	67,085
Cabot Oil & Gas Corp.	18,162	593,716
Carrizo Oil & Gas, Inc.*	1,500	80,730
Cheniere Energy, Inc.*	6,794	543,724
Chesapeake Energy Corp.	18,800	432,212
Chevron Corp.	57,212	6,826,536
Cimarex Energy Co.	2,610	330,243
Cobalt International Energy, Inc.*	3,864	52,550
Concho Resources, Inc.*	4,000	501,560
ConocoPhillips	40,063	3,065,621
CONSOL Energy, Inc.	6,837	258,849
Continental Resources, Inc.(a)*	3,942	262,064
CVR Energy, Inc.(a)	600	26,838
Delek US Holdings, Inc.	1,000	33,120
Denbury Resources, Inc.(a)	5,421	81,478
Devon Energy Corp.	12,075	823,273
Diamondback Energy, Inc.*	851	63,638
Energen Corp.	2,300	166,152
Energy XXI Bermuda Ltd.(a)	1,891	21,463
EnLink Midstream LLC	1,100	45,463
EOG Resources, Inc.	24,683	2,444,111
EQT Corp.	4,577	418,978
Exxon Mobil Corp.	140,072	13,173,771
GasLog Ltd.	343	7,549
Green Plains, Inc.(a)	300	11,217
Gulfport Energy Corp.*	1,629	86,989
Hess Corp.	8,880	837,561
HollyFrontier Corp.	4,336	189,396
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Kinder Morgan, Inc.	29,975	$1,149,241
Kodiak Oil & Gas Corp.*	11,838	160,642
Kosmos Energy Ltd.*	3,400	33,864
Laredo Petroleum, Inc.(a)*	1,900	42,579
LinnCo LLC(a)	2,688	77,818
Marathon Oil Corp.	25,728	967,115
Marathon Petroleum Corp.	11,118	941,361
Matador Resources Co.(a)*	1,661	42,937
Murphy Oil Corp.	5,421	308,509
Newfield Exploration Co.*	4,300	159,401
Noble Energy, Inc.	11,261	769,802
Oasis Petroleum, Inc.*	3,512	146,837
Occidental Petroleum Corp.	25,425	2,444,614
ONEOK, Inc.	9,360	613,548
PBF Energy, Inc., Class A	520	12,480
PDC Energy, Inc.*	1,026	51,597
Peabody Energy Corp.(a)	5,600	69,328
Phillips 66	17,090	1,389,588
Pioneer Natural Resources Co.	4,402	867,062
QEP Resources, Inc.	5,600	172,368
Range Resources Corp.	5,506	373,362
Rosetta Resources, Inc.*	1,900	84,664
SandRidge Energy, Inc.(a)*	12,647	54,256
Scorpio Tankers, Inc.(a)	5,186	43,096
SemGroup Corp., Class A	841	70,030
SM Energy Co.	2,100	163,800
Southwestern Energy Co.*	14,942	522,223
Spectra Energy Corp.	20,419	801,650
Stone Energy Corp.(a)*	1,499	47,009
Targa Resources Corp.	1,708	232,578
Teekay Corp.	2,035	135,043
Tesoro Corp.	3,000	182,940
Ultra Petroleum Corp.(a)*	4,500	104,670
Valero Energy Corp.	16,318	755,034
W&T Offshore, Inc.(a)	1,700	18,700
Western Refining, Inc.	2,500	104,975
Whiting Petroleum Corp.*	3,800	294,690
Williams Companies, Inc. (The)	22,100	1,223,235
World Fuel Services Corp.	1,600	63,872
WPX Energy, Inc.*	5,710	137,383
		50,404,206
Paper & Forest Products — 0.1%
Domtar Corp.	2,000	70,260
International Paper Co.	14,819	707,459
KapStone Paper and Packaging Corp.*	2,832	79,211
Louisiana-Pacific Corp.(a)*	3,743	50,868
Resolute Forest Products, Inc.*	1,425	22,287
Schweitzer-Mauduit International, Inc.	933	38,542
		968,627
Personal Products — 0.2%
Avon Products, Inc.(a)	11,100	139,860
Estee Lauder Companies, Inc. (The), Class A	10,497	784,336
Herbalife Ltd.(a)	1,209	52,894
Nu Skin Enterprises, Inc., Class A(a)	1,688	76,011
Revlon, Inc., Class A(a)*	344	10,901
		1,064,002
Pharmaceuticals — 5.0%
AbbVie, Inc.	73,701	4,256,970
Actavis PLC*	7,683	1,853,754
Akorn, Inc.(a)*	2,700	97,929
Allergan, Inc.	8,996	1,602,997
Bristol-Myers Squibb Co.	34,841	1,783,162
Eli Lilly & Co.	31,178	2,021,893
Endo International PLC*	2,056	140,507
Hospira, Inc.*	4,332	225,394
Impax Laboratories, Inc.*	1,887	44,741
Jazz Pharmaceuticals PLC*	1,600	256,896
Johnson & Johnson	87,895	9,368,728
Mallinckrodt PLC*	2,529	227,989
Medicines Co. (The)(a)*	1,632	36,426
Merck & Co., Inc.	89,866	5,327,257
Mylan, Inc.*	14,428	656,330
Pacira Pharmaceuticals, Inc.(a)*	500	48,460
Perrigo Co. PLC	1,701	255,473
Pfizer, Inc.	133,420	3,945,230
Prestige Brands Holdings, Inc.*	1,608	52,051
Salix Pharmaceuticals Ltd.*	2,100	328,104
Taro Pharmaceutical Industries Ltd.*	463	71,237
Theravance Biopharma, Inc.*	700	16,135
Zoetis, Inc.	25,143	929,034
		33,546,697
Professional Services — 0.3%
Advisory Board Co. (The)*	1,000	46,590
Corporate Executive Board Co. (The)	1,546	92,868
Dun & Bradstreet Corp.	1,200	140,964
Equifax, Inc.	3,590	268,317
FTI Consulting, Inc.*	1,200	41,952
Huron Consulting Group, Inc.*	1,034	63,043
IHS, Inc., Class A*	1,800	225,342
Korn/Ferry International*	800	19,920
Manpowergroup, Inc.	1,600	112,160
Nielsen NV	8,279	367,008
On Assignment, Inc.*	1,277	34,287
Robert Half International, Inc.	6,151	301,399
Towers Watson & Co., Class A	1,500	149,250
Verisk Analytics, Inc., Class A*	6,657	405,345
		2,268,445
Real Estate Investment Trusts (REITs) — 0.0%
Iron Mountain, Inc.(a)	6,285	205,205
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	45,754
Altisource Asset Management Corp.*	40	27,000
Altisource Portfolio Solutions SA(a)*	400	40,320
CBRE Group, Inc.*	10,586	314,828
Forest City Enterprises, Inc., Class A*	4,153	81,233
Howard Hughes Corp. (The)*	989	148,350
Jones Lang LaSalle, Inc.	1,300	164,242
Kennedy-Wilson Holdings, Inc.	1,369	32,801
Realogy Holdings Corp.*	3,380	125,736
St. Joe Co. (The)*	1,588	31,649
		1,011,913
Road & Rail — 1.2%
AMERCO	300	78,567
Avis Budget Group, Inc.*	3,678	201,885
Con-way, Inc.	1,800	85,500
CSX Corp.	37,825	1,212,670
Genesee & Wyoming, Inc., Class A*	900	85,779
Heartland Express, Inc.(a)	1,283	30,741
Hertz Global Holdings, Inc.*	19,741	501,224
JB Hunt Transport Services, Inc.	3,797	281,168
Kansas City Southern	2,976	360,691
Knight Transportation, Inc.(a)	1,500	41,085
Landstar System, Inc.	1,847	133,335
Norfolk Southern Corp.	9,542	1,064,887
Old Dominion Freight Line, Inc.*	2,371	167,487

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Ryder System, Inc.	1,736	$156,188
Swift Transportation Co.*	2,754	57,779
Union Pacific Corp.	34,198	3,707,747
Werner Enterprises, Inc.(a)	1,200	30,240
		8,196,973
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)*	26,199	89,339
Altera Corp.	4,000	143,120
Amkor Technology, Inc.*	246	2,069
Analog Devices, Inc.	7,999	395,871
Applied Materials, Inc.	36,200	782,282
Atmel Corp.*	4,300	34,744
Avago Technologies Ltd.	7,700	669,900
Broadcom Corp., Class A	14,202	574,045
Cirrus Logic, Inc.*	1,900	39,615
Cree, Inc.(a)*	1,745	71,458
Entegris, Inc.*	4,137	47,576
Fairchild Semiconductor International, Inc.*	3,875	60,179
First Solar, Inc.(a)*	1,200	78,972
Freescale Semiconductor Ltd.(a)*	2,996	58,512
Integrated Device Technology, Inc.*	3,400	54,230
Intel Corp.	193,159	6,725,796
International Rectifier Corp.*	1,868	73,300
Intersil Corp., Class A	2,035	28,917
Kla-Tencor Corp.	3,847	303,067
Lam Research Corp.	4,962	370,661
Linear Technology Corp.	10,678	473,996
Marvell Technology Group Ltd.	4,100	55,268
Maxim Integrated Products, Inc.	8,700	263,088
Microchip Technology, Inc.(a)	4,950	233,788
Micron Technology, Inc.*	39,501	1,353,304
Microsemi Corp.*	1,700	43,197
MKS Instruments, Inc.	1,183	39,489
NVIDIA Corp.	13,300	245,385
ON Semiconductor Corp.*	13,130	117,382
PMC - Sierra, Inc.*	1,900	14,174
RF Micro Devices, Inc.(a)*	3,778	43,598
Semtech Corp.*	600	16,290
Silicon Laboratories, Inc.*	600	24,384
Skyworks Solutions, Inc.	5,600	325,080
SunEdison, Inc.(a)*	7,849	148,189
SunPower Corp.(a)*	1,295	43,875
Synaptics, Inc.(a)*	900	65,880
Teradyne, Inc.	4,278	82,950
Texas Instruments, Inc.	40,772	1,944,417
Veeco Instruments, Inc.(a)*	312	10,904
Xilinx, Inc.	7,467	316,227
		16,464,518
Software — 4.0%
ACI Worldwide, Inc.*	4,317	80,987
Activision Blizzard, Inc.	12,038	250,270
Adobe Systems, Inc.*	7,286	504,118
Advent Software, Inc.(a)	1,304	41,154
ANSYS, Inc.*	1,250	94,587
Aspen Technology, Inc.*	4,099	154,614
Autodesk, Inc.*	3,449	190,040
Blackbaud, Inc.(a)	1,588	62,393
CA, Inc.	9,776	273,141
Cadence Design Systems, Inc.*	7,900	135,959
Citrix Systems, Inc.*	4,687	334,371
Commvault Systems, Inc.*	1,045	52,668
Compuware Corp.	5,600	59,416
Concur Technologies, Inc.*	500	63,410
Electronic Arts, Inc.*	8,006	285,094
Factset Research Systems, Inc.(a)	1,750	212,677
Fair Isaac Corp.	950	52,345
Fortinet, Inc.*	4,373	110,484
Informatica Corp.*	1,500	51,360
Intuit, Inc.	12,778	1,119,992
Manhattan Associates, Inc.*	3,523	117,739
Mentor Graphics Corp.	3,300	67,633
Microsoft Corp.	308,687	14,310,729
NetScout Systems, Inc.*	176	8,061
NetSuite, Inc.(a)*	461	41,278
Nuance Communications, Inc.*	6,700	103,280
Oracle Corp.	140,078	5,362,186
Pegasystems, Inc.	704	13,453
Progress Software Corp.*	1,412	33,761
PTC, Inc.*	3,880	143,172
RealPage, Inc.(a)*	465	7,208
Red Hat, Inc.*	4,200	235,830
Rovi Corp.*	1,378	27,209
Salesforce.com, Inc.*	8,198	471,631
ServiceNow, Inc.*	1,883	110,683
SolarWinds, Inc.*	2,054	86,371
Solera Holdings, Inc.	2,558	144,169
Splunk, Inc.(a)*	864	47,831
SS&C Technologies Holdings, Inc.*	1,858	81,548
Symantec Corp.	20,392	479,416
Synchronoss Technologies, Inc.*	800	36,624
Synopsys, Inc.*	3,000	119,085
Take-Two Interactive Software, Inc.(a)*	3,783	87,274
TIBCO Software, Inc.*	3,695	87,313
Tyler Technologies, Inc.*	1,062	93,881
Ultimate Software Group, Inc.(a)*	850	120,283
Verint Systems, Inc.*	1,976	109,885
VMware, Inc.(a)*	2,125	199,410
Workday, Inc. Class A(a)*	1,473	121,522
Zynga, Inc., Class A(a)*	18,104	48,881
		27,046,426
Specialty Retail — 2.9%
Aaron's, Inc.	2,250	54,720
Abercrombie & Fitch Co., Class A(a)	2,500	90,850
Advance Auto Parts, Inc.	3,281	427,514
American Eagle Outfitters, Inc.(a)	4,750	68,970
Ann, Inc.*	2,256	92,789
Asbury Automotive Group, Inc.*	1,176	75,758
Ascena Retail Group, Inc.*	4,000	53,200
AutoNation, Inc.*	2,461	123,813
AutoZone, Inc.*	1,160	591,206
Bed Bath & Beyond, Inc.(a)*	8,946	588,915
Best Buy Co., Inc.	9,987	335,463
Buckle, Inc. (The)(a)	900	40,851
Cabela's, Inc.*	500	29,450
Carmax, Inc.(a)*	6,046	280,837
Chico's FAS, Inc.	2,800	41,356
Conn's, Inc.(a)*	800	24,216
CST Brands, Inc.	2,093	75,243
Dick's Sporting Goods, Inc.(a)	3,100	136,028
DSW, Inc., Class A	2,490	74,974
Express, Inc.*	2,600	40,586
Five Below, Inc.(a)*	1,400	55,454
Foot Locker, Inc.	4,100	228,165
GameStop Corp., Class A(a)	3,588	147,826
Gap, Inc. (The)	11,172	465,761
Genesco, Inc.*	700	52,325
GNC Holdings, Inc., Class A	2,914	112,888
Group 1 Automotive, Inc.(a)	680	49,443

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Guess?, Inc.	1,900	$41,743
Hibbett Sports, Inc.(a)*	557	23,745
Home Depot, Inc. (The)	63,850	5,857,599
L Brands, Inc.	7,378	494,178
Lithia Motors, Inc., Class A	900	68,121
Lowe's Cos., Inc.	44,364	2,347,743
Lumber Liquidators Holdings, Inc.(a)*	853	48,945
Men's Wearhouse, Inc. (The)	1,168	55,153
Monro Muffler Brake, Inc.(a)	783	37,999
Murphy USA, Inc.*	1,305	69,243
O'Reilly Automotive, Inc.*	4,697	706,241
Office Depot, Inc.*	14,200	72,988
Outerwall, Inc.(a)*	1,000	56,100
Penske Auto Group, Inc.	1,318	53,498
PetSmart, Inc.	3,946	276,575
Pier 1 Imports, Inc.	3,200	38,048
Rent-A-Center, Inc.(a)	1,700	51,595
Restoration Hardware Holdings, Inc.(a)*	500	39,775
Ross Stores, Inc.	9,449	714,155
Sally Beauty Holdings, Inc.*	5,102	139,642
Select Comfort Corp.*	1,700	35,564
Signet Jewelers Ltd.	2,400	273,384
Staples, Inc.(a)	13,200	159,720
Tiffany & Co.	3,949	380,328
TJX Cos., Inc.	32,277	1,909,830
Tractor Supply Co.	6,137	377,487
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	248,157
Urban Outfitters, Inc.(a)*	3,400	124,780
Vitamin Shoppe, Inc.*	676	30,008
Williams-Sonoma, Inc.(a)	4,000	266,280
		19,357,225
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	2,255	174,808
Coach, Inc.	7,810	278,114
Columbia Sportswear Co.(a)	258	9,231
Deckers Outdoor Corp.(a)*	977	94,945
Fossil Group, Inc.*	1,369	128,549
G-III Apparel Group Ltd.(a)*	283	23,449
Hanesbrands, Inc.	3,742	402,041
Iconix Brand Group, Inc.*	1,972	72,846
Kate Spade & Co.*	3,927	103,005
Lululemon Athletica, Inc.(a)*	2,200	92,422
Michael Kors Holdings Ltd.*	8,573	612,026
NIKE, Inc., Class B	27,328	2,437,658
PVH Corp.	1,160	140,534
Ralph Lauren Corp.	1,600	263,568
Skechers U.S.A., Inc., Class A*	600	31,986
Steven Madden Ltd.*	1,944	62,655
Under Armour, Inc., Class A(a)*	4,800	331,680
VF Corp.	13,168	869,483
Wolverine World Wide, Inc.(a)	3,200	80,192
		6,209,192
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	47,386
Hudson City Bancorp, Inc.	13,407	130,316
New York Community Bancorp, Inc.(a)	5,639	89,491
Ocwen Financial Corp.(a)*	3,425	89,667
People's United Financial, Inc.(a)	6,618	95,762
TFS Financial Corp.	2,631	37,676
Washington Federal, Inc.	2,947	60,001
		550,299
Tobacco — 1.5%
Altria Group, Inc.	92,614	4,254,687
Lorillard, Inc.	10,800	647,028
Philip Morris International, Inc.	48,413	4,037,644
Reynolds American, Inc.	14,839	875,501
		9,814,860
Trading Companies & Distributors — 0.4%
Air Lease Corp.	2,200	71,500
Applied Industrial Technologies, Inc.	1,164	53,137
Beacon Roofing Supply, Inc.*	1,400	35,672
DXP Enterprises, Inc.*	295	21,736
Fastenal Co.(a)	11,794	529,551
GATX Corp.	1,100	64,207
HD Supply Holdings, Inc.*	1,714	46,724
MRC Global, Inc.*	3,000	69,960
MSC Industrial Direct Co., Class A(a)	1,400	119,644
NOW, Inc.(a)*	2,249	68,392
TAL International Group, Inc.*	773	31,886
Textainer Group Holdings Ltd.	52	1,618
United Rentals, Inc.*	3,964	440,400
Veritiv Corp.*	226	11,313
Watsco, Inc.	800	68,944
WESCO International, Inc.(a)*	1,300	101,738
WW Grainger, Inc.	2,615	658,065
		2,394,487
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	14,686
Water Utilities — 0.1%
American Water Works Co., Inc.	5,500	265,265
Aqua America, Inc.	5,042	118,638
		383,903
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	5,704	632,574
Sprint Corp.(a)*	8,715	55,253
T-Mobile US, Inc.*	3,674	106,068
Telephone & Data Systems, Inc.	2,613	62,608
United States Cellular Corp.*	400	14,192
		870,695
TOTAL COMMON STOCKS (Identified Cost $351,290,145)		643,641,301

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	7,172	215
TOTAL RIGHTS & WARRANTS (Identified Cost $466)		215

MUTUAL FUNDS — 3.8%
Other — 3.8%
DFA U.S. Micro Cap Portfolio	1,356,867	25,604,078
TOTAL MUTUAL FUNDS (Identified Cost $16,965,319)		25,604,078

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	403,360	403,360
		403,361
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $403,361)		403,361

See notes to schedule of investments.

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN— 4.1%
Short-Term — 4.1%
State Street Navigator Securities Lending
Prime Portfolio	27,459,889	$27,459,889
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $27,459,889)		27,459,889

Total Investments — 104.0%
(Identified Cost $396,119,180)#		697,108,844
Liabilities, Less Cash and Other Assets — (4.0%)		(26,617,848)

Net Assets — 100.0%		$670,490,996

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $26,766,405.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $396,119,180. Net unrealized appreciation aggregated $300,989,664 of which $303,821,445 related to appreciated investment securities and $2,831,781 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	19.5%
Consumer Discretionary	14.2%
Financials	13.8%
Health Care	12.8%
Industrials	11.1%
Consumer Staples	9.5%
Energy	9.3%
Materials	4.1%
Telecommunication Services	3.0%
Utilities	2.7%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	1,514	$193,247
Engility Holdings, Inc.(a)*	505	15,741
L-3 Communications Holdings, Inc.	15,476	1,840,406
Northrop Grumman Corp.	34,405	4,533,203
Textron, Inc.	6,404	230,480
		6,813,077
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	3,722,714
Airlines — 0.8%
Alaska Air Group, Inc.(a)	2,442	106,325
Southwest Airlines Co.	121,103	4,089,648
		4,195,973
Auto Components — 0.1%
Autoliv, Inc.(a)	390	35,849
Lear Corp.	5,319	459,615
TRW Automotive Holdings Corp.*	41	4,151
Visteon Corp.*	413	40,164
		539,779
Automobiles — 0.7%
Ford Motor Co.	8,437	124,783
General Motors Co.	120,210	3,839,508
		3,964,291
Beverages — 0.4%
Molson Coors Brewing Co., Class B	27,173	2,022,758
Building Products — 0.1%
Owens Corning(a)	17,316	549,783
Capital Markets — 2.4%
American Capital Ltd.*	18,171	257,301
Bank of New York Mellon Corp. (The)	81,550	3,158,431
E*Trade Financial Corp.*	15,035	339,641
Goldman Sachs Group, Inc. (The)	24,048	4,414,491
Legg Mason, Inc.(a)	18,116	926,815
Morgan Stanley	99,426	3,437,157
		12,533,836
Chemicals — 0.5%
Ashland, Inc.	13,540	1,409,514
CF Industries Holdings, Inc.	1,591	444,239
Mosaic Co. (The)	16,585	736,540
		2,590,293
Commercial Banks — 9.0%
Bank of America Corp.	483,136	8,237,469
BB&T Corp.	15,100	561,871
CIT Group, Inc.	2,086	95,873
Citigroup, Inc.	148,793	7,710,453
Comerica, Inc.(a)	2,040	101,714
Fifth Third Bancorp	52,308	1,047,206
Huntington Bancshares, Inc.	20,899	203,347
JPMorgan Chase & Co.	295,160	17,780,439
KeyCorp	14,489	193,138
M&T Bank Corp.(a)	822	101,344
PNC Financial Services Group, Inc. (The)	22,875	1,957,643
Regions Financial Corp.	188,492	1,892,460
SunTrust Banks, Inc.	34,538	1,313,480
Wells Fargo & Co.	105,635	5,479,288
Zions Bancorporation	27,251	791,914
		47,467,639
Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	25,802	914,939
Republic Services, Inc.	39,192	1,529,272
Waste Connections, Inc.	2,057	99,805
		2,544,016
Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	23,011	250,130
Cisco Systems, Inc.	188,300	4,739,511
EchoStar Corp., Class A*	3,599	175,487
Juniper Networks, Inc.	27,563	610,520
		5,775,648
Computers & Peripherals — 2.2%
EMC Corp.	17,518	512,577
Hewlett-Packard Co.	288,913	10,247,744
Western Digital Corp.	8,401	817,585
		11,577,906
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.*	7,838	382,651
Quanta Services, Inc.*	18,387	667,264
URS Corp.	1,200	69,132
		1,119,047
Construction Materials — 0.2%
Vulcan Materials Co.	20,131	1,212,490
Consumer Finance — 1.0%
Capital One Financial Corp.	63,140	5,153,487
Navient Corp.	9,220	163,286
		5,316,773
Containers & Packaging — 0.4%
Bemis Co., Inc.	7,469	283,971
MeadWestvaco Corp.	27,613	1,130,476
Rock-Tenn Co., Class A	9,380	446,301
Sonoco Products Co.	7,321	287,642
		2,148,390
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,054	737,368
Service Corp. International	7,532	159,226
		896,594
Diversified Financial Services — 0.7%
CME Group, Inc.	25,773	2,060,680
Intercontinental Exchange, Inc.	1,029	200,706
Leucadia National Corp.	6,993	166,713
NASDAQ OMX Group, Inc. (The)(a)	25,125	1,065,803
		3,493,902
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	517,511	18,237,087
CenturyLink, Inc.	74,065	3,028,518
Frontier Communications Corp.(a)	79,576	518,040
Windstream Holdings, Inc.	19,256	207,580
		21,991,225
Electrical Equipment — 0.6%
Eaton Corp. PLC	54,386	3,446,441
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.*	17,315	958,385
Avnet, Inc.	21,043	873,285
Corning, Inc.	103,657	2,004,726
Ingram Micro, Inc., Class A*	23,840	615,311
Jabil Circuit, Inc.(a)	12,796	258,095
		4,709,802
Energy Equipment & Services — 3.1%
Baker Hughes, Inc.	57,947	3,770,032
Diamond Offshore Drilling, Inc.(a)	4,278	146,607
Helmerich & Payne, Inc.	18,327	1,793,663
Nabors Industries Ltd.	48,078	1,094,255
National Oilwell Varco, Inc.	54,238	4,127,512

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Noble Corp. PLC	32,284	$717,350
Paragon Offshore PLC(a)*	8,305	51,076
Patterson-UTI Energy, Inc.	26,456	860,614
Rowan Companies PLC, Class A	21,029	532,244
Superior Energy Services, Inc.	10,099	331,954
Transocean Ltd.(a)	47,610	1,522,092
Weatherford International PLC*	62,421	1,298,357
		16,245,756
Food & Staples Retailing — 3.2%
CVS Health Corp.	214,034	17,034,966
Food Products — 2.9%
Archer-Daniels-Midland Co.	72,181	3,688,449
Bunge Ltd.	16,700	1,406,641
ConAgra Foods, Inc.	9,789	323,429
Ingredion, Inc.(a)	3,551	269,130
J.M. Smucker Co. (The)	18,900	1,870,911
Mondelez International, Inc., Class A	176,027	6,031,565
Seaboard Corp.*	76	203,299
Tyson Foods, Inc., Class A	45,997	1,810,902
		15,604,326
Gas Utilities — 0.0%
UGI Corp.	6,838	233,107
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	125,099	1,477,419
CareFusion Corp.*	31,918	1,444,290
Hologic, Inc.(a)*	41,113	1,000,279
Teleflex, Inc.(a)	2,865	300,940
		4,222,928
Health Care Providers & Services — 4.7%
Aetna, Inc.	59,961	4,856,841
CIGNA Corp.	3,824	346,799
Community Health Systems, Inc.*	6,664	365,121
Express Scripts Holding Co.*	90,745	6,409,319
Humana, Inc.	23,386	3,046,962
Omnicare, Inc.(a)	17,088	1,063,899
Quest Diagnostics, Inc.(a)	3,128	189,807
UnitedHealth Group, Inc.	27,893	2,405,771
WellPoint, Inc.	53,394	6,386,990
		25,071,509
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	29,232	1,174,250
Hyatt Hotels Corp., Class A*	3,874	234,455
MGM Resorts International(a)*	84,812	1,932,017
Royal Caribbean Cruises Ltd.	32,567	2,191,433
		5,532,155
Household Durables — 0.5%
DR Horton, Inc.	27,034	554,738
Lennar Corp., Class A(a)	9,707	376,923
Mohawk Industries, Inc.*	7,325	987,556
Toll Brothers, Inc.(a)*	11,379	354,570
Whirlpool Corp.	2,727	397,187
		2,670,974
Household Products — 0.1%
Energizer Holdings, Inc.	2,400	295,704
Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.	54,951	1,674,907
Industrial Conglomerates — 2.9%
Danaher Corp.	4,727	359,157
General Electric Co.	593,814	15,213,515
		15,572,672
Insurance — 6.3%
ACE Ltd.	7,305	766,075
Aflac, Inc.	8,368	487,436
Alleghany Corp.*	307	128,372
Allied World Assurance Co., Holdings Ltd.	16,734	616,481
Allstate Corp. (The)	18,087	1,109,999
American Financial Group, Inc.	14,278	826,553
American International Group, Inc.	72,120	3,895,922
American National Insurance Co.	2,000	224,800
Assurant, Inc.	13,249	851,911
Assured Guaranty Ltd.	13,828	306,429
Axis Capital Holdings Ltd.	17,407	823,873
Chubb Corp. (The)	3,214	292,731
CNA Financial Corp.	14,604	555,390
Everest Re Group Ltd.	4,726	765,659
Genworth Financial, Inc., Class A*	84,660	1,109,046
Hartford Financial Services Group, Inc.	67,139	2,500,928
HCC Insurance Holdings, Inc.	867	41,867
Lincoln National Corp.	38,384	2,056,615
Loews Corp.	53,840	2,242,974
Markel Corp.*	156	99,239
MetLife, Inc.	58,130	3,122,744
Old Republic International Corp.	12,458	177,900
PartnerRe Ltd.	7,182	789,230
Principal Financial Group, Inc.	8,553	448,776
Protective Life Corp.	4,914	341,081
Prudential Financial, Inc.	30,826	2,710,838
Reinsurance Group of America, Inc.	11,259	902,184
RenaissanceRe Holdings Ltd.(a)	3,401	340,066
Travelers Companies, Inc. (The)	20,225	1,899,937
Unum Group	41,883	1,439,938
Validus Holdings Ltd.	5,533	216,562
WR Berkley Corp.	2,156	103,057
XL Group PLC	42,747	1,417,918
		33,612,531
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp., Class A*	82,074	2,340,750
Liberty TripAdvisor Holdings, Inc., Class A*	2,926	99,191
Liberty Ventures, Series A*	5,912	224,420
		2,664,361
IT Services — 1.0%
Amdocs Ltd.	8,428	386,677
Computer Sciences Corp.	3,120	190,788
Fidelity National Information Services, Inc.	43,393	2,443,026
Xerox Corp.	184,202	2,436,992
		5,457,483
Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc., Class A(a)*	172	19,505
Thermo Fisher Scientific, Inc.	49,120	5,977,904
		5,997,409
Machinery — 0.9%
AGCO Corp.(a)	8,938	406,322
Joy Global, Inc.(a)	4,866	265,392
Oshkosh Corp.(a)	8,698	384,017
Pentair PLC	16,188	1,060,152
SPX Corp.	2,280	214,160
Stanley Black & Decker, Inc.	19,393	1,721,904
Terex Corp.(a)	1,887	59,950
Trinity Industries, Inc.(a)	8,286	387,122
Valmont Industries, Inc.(a)	675	91,078
		4,590,097
Media — 7.9%
CBS Corp., Class A	6,190	331,908

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Comcast Corp., Class A	294,928	$15,861,228
Comcast Corp., Class A Special	88,831	4,752,459
Gannett Co., Inc.	3,143	93,253
Liberty Global PLC, Series C(a)*	30	1,230
Liberty Media Corp.*	4,389	207,073
Liberty Media Corp. Series C*	8,778	412,478
News Corp., Class A*	8,320	136,032
News Corp., Class B*	1,734	27,969
Time Warner Cable, Inc.	53,984	7,746,164
Time Warner, Inc.	156,541	11,773,449
Time, Inc.*	13,474	315,696
		41,658,939
Metals & Mining — 2.1%
Alcoa, Inc.	164,147	2,641,125
Freeport-McMoRan Inc.	137,131	4,477,327
Newmont Mining Corp.	22,645	521,967
Nucor Corp.	26,674	1,447,865
Reliance Steel & Aluminum Co.	12,373	846,313
Steel Dynamics, Inc.	31,962	722,661
United States Steel Corp.(a)	7,251	284,022
		10,941,280
Multiline Retail — 0.6%
Dillard's, Inc., Class A(a)	3,943	429,708
Kohl's Corp.(a)	25,569	1,560,476
Sears Holdings Corp.(a)*	3,983	100,491
Target Corp.(a)	18,938	1,187,034
		3,277,709
Oil, Gas & Consumable Fuels — 19.6%
Anadarko Petroleum Corp.	79,961	8,111,244
Apache Corp.	58,435	5,485,293
Chesapeake Energy Corp.(a)	108,084	2,484,851
Chevron Corp.	153,867	18,359,410
Cimarex Energy Co.	4,461	564,450
ConocoPhillips	210,107	16,077,388
CONSOL Energy, Inc.	2,504	94,801
Denbury Resources, Inc.(a)	54,644	821,299
Devon Energy Corp.	52,283	3,564,655
Exxon Mobil Corp.	113,995	10,721,230
Hess Corp.	49,389	4,658,371
HollyFrontier Corp.(a)	19,913	869,800
Kinder Morgan, Inc.(a)	3,156	121,001
Marathon Oil Corp.	108,210	4,067,614
Marathon Petroleum Corp.	53,009	4,488,272
Murphy Oil Corp.	25,103	1,428,612
Newfield Exploration Co.*	4,490	166,444
Occidental Petroleum Corp.	80,526	7,742,575
Peabody Energy Corp.(a)	6,798	84,159
Phillips 66	82,428	6,702,221
QEP Resources, Inc.	24,327	748,785
Tesoro Corp.(a)	18,518	1,129,228
Valero Energy Corp.	85,962	3,977,462
Whiting Petroleum Corp.*	12,899	1,000,317
WPX Energy, Inc.*	24,482	589,037
		104,058,519
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,523,298
Pharmaceuticals — 3.8%
Mallinckrodt PLC*	4,331	390,440
Pfizer, Inc.	665,262	19,671,797
		20,062,237
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	340,546
Road & Rail — 3.1%
Avis Budget Group, Inc.*	6,002	329,450
CSX Corp.	178,258	5,714,951
Genesee & Wyoming, Inc., Class A(a)*	4,464	425,464
Hertz Global Holdings, Inc.*	33,002	837,921
Norfolk Southern Corp.	50,188	5,600,981
Ryder System, Inc.	7,199	647,694
Union Pacific Corp.	24,018	2,604,031
		16,160,492
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom Corp., Class A	2,922	118,107
First Solar, Inc.(a)*	7,096	466,988
Intel Corp.	273,543	9,524,767
Lam Research Corp.	9,783	730,790
Marvell Technology Group Ltd.	18,929	255,163
Micron Technology, Inc.*	145,829	4,996,102
NVIDIA Corp.(a)	18,380	339,111
Teradyne, Inc.(a)	9,672	187,540
		16,618,568
Software — 0.4%
Activision Blizzard, Inc.	83,239	1,730,539
CA, Inc.	5,546	154,955
		1,885,494
Specialty Retail — 0.3%
Best Buy Co., Inc.	2,417	81,187
GameStop Corp., Class A(a)	18,743	772,212
Staples, Inc.(a)	51,800	626,780
		1,480,179
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	2,887	349,760
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	12,500
People's United Financial, Inc.(a)	5,834	84,418
		96,918
Trading Companies & Distributors — 0.2%
Air Lease Corp.	2,257	73,352
NOW, Inc.(a)*	5,796	176,256
United Rentals, Inc.*	7,103	789,143
Veritiv Corp.*	1,010	50,561
WESCO International, Inc.(a)*	610	47,739
		1,137,051
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)*	63,469	402,393
T-Mobile US, Inc.*	24,396	704,313
United States Cellular Corp.(a)*	6,900	244,812
		1,351,518
TOTAL COMMON STOCKS
(Identified Cost $356,679,507)		527,055,770

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,359,154	2,359,154
		2,359,155
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,359,155)		2,359,155

See notes to schedule of investments.

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 3.8%
Short-Term — 3.8%
State Street Navigator Securities Lending
Prime Portfolio	20,112,981	$20,112,981
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $20,112,981)		20,112,981

Total Investments — 103.8%
(Identified Cost $379,151,643)#		549,527,906
Liabilities, Less Cash and Other Assets — (3.8%)		(19,916,298)

Net Assets — 100.0%		$529,611,608

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $25,487,825.
#	At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $379,151,643. Net unrealized appreciation aggregated $170,376,263 of which $173,867,314 related to appreciated investment securities and $3,491,051 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

September 30, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Energy	22.7%
Financials	19.8%
Consumer Discretionary	11.9%
Industrials	11.4%
Health Care	10.4%
Information Technology	8.7%
Consumer Staples	6.6%
Telecommunication Services	4.4%
Materials	3.7%
Utilities	0.4%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.8%
AAR Corp.	9,684	$233,869
Aerovironment, Inc.*	6,017	180,931
Allied Defense Group, Inc. (The)(a)(b)*	1,000	80
American Science & Engineering, Inc.	2,000	110,760
Astronics Corp.*	2,988	142,468
Astronics Corp., Class B(a)*	1,314	62,415
CPI Aerostructures, Inc.*	1,342	13,219
Cubic Corp.	6,500	304,200
Curtiss-Wright Corp.	10,260	676,339
DigitalGlobe, Inc.*	20,646	588,411
Ducommun, Inc.*	2,055	56,327
Engility Holdings, Inc.*	2,927	91,234
Esterline Technologies Corp.*	8,187	910,967
Exelis, Inc.	30,879	510,739
GenCorp, Inc.(a)*	11,383	181,786
HEICO Corp.(a)	5,942	277,491
HEICO Corp., Class A	8,952	360,765
Huntington Ingalls Industries, Inc.	1,137	118,487
Innovative Solutions & Support, Inc.*	3,248	16,938
KEYW Holding Corp. (The)(a)*	2,370	26,236
Kratos Defense & Security Solutions, Inc.*	13,598	89,203
LMI Aerospace, Inc.(a)*	2,400	30,720
Moog, Inc., Class A*	9,207	629,759
National Presto Industries, Inc.(a)	918	55,732
Orbital Sciences Corp.*	15,261	424,256
SIFCO Industries, Inc.	1,187	35,729
Sparton Corp.*	1,324	32,637
Taser International, Inc.(a)*	12,491	192,861
Teledyne Technologies, Inc.*	2,365	222,334
Vectrus, Inc.*	1,715	33,504
		6,610,397
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	101,847
Atlas Air Worldwide Holdings, Inc.(a)*	5,303	175,105
Echo Global Logistics, Inc.(a)*	5,706	134,376
Forward Air Corp.	6,730	301,706
HUB Group, Inc., Class A*	13,647	553,113
Park-Ohio Holdings Corp.	3,058	146,356
UTi Worldwide, Inc.(a)*	21,964	233,477
XPO Logistics, Inc.(a)*	3,167	119,301
		1,765,281
Airlines — 0.9%
Allegiant Travel Co.(a)	4,500	556,470
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	170,223
JetBlue Airways Corp.(a)*	70,428	747,945
Republic Airways Holdings, Inc.*	13,740	152,652
Skywest, Inc.	10,404	80,943
Spirit Airlines, Inc.*	24,342	1,683,006
		3,391,239
Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.*	18,904	317,020
Cooper Tire & Rubber Co.(a)	15,600	447,720
Dana Holding Corp.(a)	8,837	169,405
Dorman Products, Inc.(a)*	8,380	335,703
Drew Industries, Inc.	5,308	223,945
Federal-Mogul Holdings Corp.(a)*	12,081	179,645
Fuel Systems Solutions, Inc.(a)*	4,600	40,986
Gentherm, Inc.*	9,644	407,266
Modine Manufacturing Co.*	11,514	136,671
Motorcar Parts of America, Inc.*	3,129	85,140
Shiloh Industries, Inc.*	3,600	61,236
Spartan Motors, Inc.	6,900	32,223
Standard Motor Products, Inc.	8,131	279,950
Stoneridge, Inc.*	7,998	90,137
Strattec Security Corp.	700	56,945
Superior Industries International, Inc.	6,600	115,698
Sypris Solutions, Inc.	4,000	13,160
Tenneco, Inc.*	3,814	199,510
Tower International, Inc.*	4,282	107,864
		3,300,224
Automobiles — 0.2%
Thor Industries, Inc.	12,400	638,600
Winnebago Industries, Inc.*	6,500	141,505
		780,105
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	94,183
Craft Brew Alliance, Inc.*	3,511	50,558
MGP Ingredients, Inc.	5,072	66,291
National Beverage Corp.*	10,920	212,940
		423,972
Biotechnology — 0.7%
Achillion Pharmaceuticals, Inc.(a)*	3,361	33,543
Acorda Therapeutics, Inc.(a)*	12,403	420,214
AMAG Pharmaceuticals, Inc.(a)*	2,638	84,179
Biota Pharmaceuticals, Inc.*	1,516	3,744
Celldex Therapeutics, Inc.(a)*	1,661	21,527
Emergent Biosolutions, Inc.*	8,443	179,920
Harvard Apparatus Regenerative Technology, Inc.*	2,530	20,493
Insys Therapeutics, Inc.(a)*	5,015	194,482
Ligand Pharmaceuticals, Inc., Class B(a)*	4,746	223,014
MannKind Corp.(a)*	8,427	49,804
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Myriad Genetics, Inc.(a)*	20,467	789,412
PDL BioPharma, Inc.(a)	18,702	139,704
Receptos, Inc.*	2,770	172,045
Repligen Corp.(a)*	9,894	196,989
Rigel Pharmaceuticals, Inc.*	18,760	36,394
Spectrum Pharmaceuticals, Inc.(a)*	12,000	97,680
Targacept, Inc.(a)*	1,758	4,448
		2,667,592
Building Products — 0.8%
AAON, Inc.(a)	13,162	223,886
American Woodmark Corp.*	3,077	113,418
Apogee Enterprises, Inc.	9,100	362,180
Armstrong World Industries, Inc.*	7,465	418,040
Builders FirstSource, Inc.(a)*	8,831	48,129
Gibraltar Industries, Inc.*	6,800	93,092
Griffon Corp.	12,945	147,443
Insteel Industries, Inc.	4,000	82,240
NCI Building Systems, Inc.(a)*	2,390	46,366
Patrick Industries, Inc.*	2,524	106,917
PGT, Inc.*	11,043	102,921
Quanex Building Products Corp.	8,687	157,148
Simpson Manufacturing Co., Inc.	11,500	335,225
Trex Co., Inc.(a)*	8,162	282,160
Universal Forest Products, Inc.(a)	5,500	234,905
		2,754,070
Capital Markets — 1.5%
Actua Corp.*	9,386	150,364
BGC Partners, Inc., Class A	47,364	351,915
Calamos Asset Management, Inc., Series A	5,037	56,767
Capital Southwest Corp.	336	12,019
Cohen & Steers, Inc.(a)	675	25,947
Cowen Group, Inc., Class A*	24,525	91,969

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Evercore Partners, Inc., Class A	10,019	$470,893
Federated Investors, Inc., Class B(a)	16,825	493,982
Financial Engines, Inc.(a)	907	31,033
FXCM, Inc., Class A(a)	10,149	160,862
GAMCO Investors, Inc., Class A	1,700	120,258
GFI Group, Inc.	22,227	120,248
Greenhill & Co., Inc.(a)	6,133	285,123
Harris & Harris Group, Inc.(a)*	7,000	20,860
HFF, Inc., Class A	9,968	288,574
Intl. FCStone, Inc.(a)*	2,912	50,436
Investment Technology Group, Inc.*	9,700	152,872
Janus Capital Group, Inc.(a)	45,576	662,675
JMP Group, Inc.	3,620	22,697
KCG Holdings, Inc., Class A*	5,845	59,210
Ladenburg Thalmann Financial Services, Inc.*	8,668	36,752
Manning & Napier, Inc.	1,856	31,162
MCG Capital Corp.(a)	6,094	21,451
Medallion Financial Corp.(a)	3,487	40,658
Oppenheimer Holdings, Inc., Class A	2,133	43,193
Piper Jaffray Cos.*	4,324	225,886
Pzena Investment Management, Inc., Class A	1,895	18,097
RCS Capital Corp., Class A	5,558	125,166
Safeguard Scientifics, Inc.(a)*	4,701	86,498
Stifel Financial Corp.*	10,983	514,993
SWS Group, Inc.*	5,901	40,658
Teton Advisors, Inc.(a)	25	1,244
Virtus Investment Partners, Inc.	1,071	186,033
Westwood Holdings Group, Inc.	713	40,420
WisdomTree Investments, Inc.(a)*	32,072	364,979
		5,405,894
Chemicals — 2.7%
A. Schulman, Inc.	6,827	246,864
American Vanguard Corp.(a)	6,233	69,810
Axiall Corp.	10,632	380,732
Balchem Corp.	6,518	368,723
Cabot Corp.	1,940	98,494
Calgon Carbon Corp.*	17,775	344,479
Chase Corp.	1,800	56,016
Chemtura Corp.(a)*	29,209	681,446
Codexis, Inc.*	7,350	17,126
Core Molding Technologies, Inc.*	1,500	21,270
Ferro Corp.*	33,688	488,139
Flotek Industries, Inc.(a)*	15,037	392,015
FutureFuel Corp.	10,473	124,524
H.B. Fuller Co.(a)	14,400	571,680
Hawkins, Inc.	1,824	65,591
Innophos Holdings, Inc.	5,400	297,486
Innospec, Inc.	5,400	193,860
Intrepid Potash, Inc.(a)*	10,268	158,641
KMG Chemicals, Inc.	2,500	40,700
Koppers Holdings, Inc.	4,043	134,066
Kraton Performance Polymers, Inc.*	6,247	111,259
Kronos Worldwide, Inc.(a)	10,857	149,609
Landec Corp.*	9,074	111,156
LSB Industries, Inc.*	5,556	198,405
Minerals Technologies, Inc.	10,586	653,262
Northern Technologies International Corp.*	800	16,936
Olin Corp.(a)	25,277	638,244
OM Group, Inc.(a)	6,888	178,744
Omnova Solutions, Inc.*	11,640	62,507
Penford Corp.*	3,648	48,044
PolyOne Corp.	32,703	1,163,573
Quaker Chemical Corp.	3,387	242,814
Rentech, Inc.(a)*	21,307	36,435
Sensient Technologies Corp.	15,705	822,157
Stepan Co.	3,600	159,768
Taminco Corp.*	489	12,763
Trecora Resources*	3,438	42,562
Tredegar Corp.	8,700	160,167
Tronox Ltd., Class A	10,920	284,466
Valhi, Inc.(a)	1,644	10,735
Zep, Inc.	4,300	60,286
		9,915,554
Commercial Banks — 8.0%
1st Source Corp.	6,604	188,082
1st United Bancorp, Inc.	6,396	54,494
Access National Corp.	1,032	16,749
American National Bankshares, Inc.(a)	1,452	33,033
Ameris Bancorp	4,922	108,038
AmeriServ Financial, Inc.	4,400	14,476
Arrow Financial Corp.(a)	2,698	67,636
Associated Banc-Corp.(a)	37,092	646,143
Banc of California, Inc.	2,672	31,075
Bancfirst Corp.(a)	3,000	187,680
Bancorp, Inc.(a)*	8,408	72,225
Bancorpsouth, Inc.(a)	30,746	619,224
Bank of Hawaii Corp.	14,616	830,335
Bank of the Ozarks, Inc.(a)	22,676	714,747
Banner Corp.	4,200	161,574
Bar Harbor Bankshares	678	19,615
BBCN Bancorp, Inc.	19,638	286,518
Boston Private Financial Holdings, Inc.	19,969	247,416
Bridge Bancorp, Inc.	400	9,460
Bryn Mawr Bank Corp.	2,508	71,052
Camden National Corp.	2,000	70,000
Capital Bank Financial Corp., Class A*	749	17,886
Capital City Bank Group, Inc.(a)	664	8,991
Cardinal Financial Corp.	6,692	114,232
Cascade Bancorp*	6,812	34,401
Cathay General Bancorp	22,248	552,418
Centerstate Banks, Inc.	8,114	83,980
Central Pacific Financial Corp.	7,849	140,733
Century Bancorp, Inc., Class A	200	6,924
Chemical Financial Corp.	6,880	185,003
City Holding Co.	6,502	273,929
CNB Financial Corp.	1,780	27,946
CoBiz Financial, Inc.	8,151	91,128
Columbia Banking System, Inc.	12,773	316,898
Community Bank System, Inc.(a)	9,634	323,606
Community Trust Bancorp, Inc.	4,947	166,368
Connectone Bancorp, Inc.	3,180	60,579
Customers Bancorp, Inc.(a)*	2,590	46,516
CVB Financial Corp.(a)	26,007	373,200
Enterprise Bancorp, Inc.(a)	300	5,652
Enterprise Financial Services Corp.	3,156	52,768
Fidelity Southern Corp.	1,044	14,303
Financial Institutions, Inc.	3,105	69,800
First Bancorp	3,400	54,468
First BanCorp*	35,131	166,872
First Bancorp, Inc.	1,683	28,056
First Busey Corp., Class A	18,934	105,462
First Citizens BancShares, Inc., Class A	295	63,906
First Commonwealth Financial Corp.	20,540	172,331
First Community Bancshares, Inc.	3,962	56,617
First Financial Bancorp	13,029	206,249
First Financial Bankshares, Inc.(a)	13,804	383,613

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Financial Corp.	3,200	$99,040
First Horizon National Corp.(a)	59,696	733,067
First Interstate Bancsystem, Inc.	4,818	128,014
First Merchants Corp.	7,260	146,725
First Midwest Bancorp, Inc.	17,714	285,018
First NBC Bank Holding Co.*	342	11,200
First Niagara Financial Group, Inc.	2,485	20,700
FirstMerit Corp.	9,774	172,022
Flushing Financial Corp.	7,140	130,448
FNB Corp.(a)	39,296	471,159
Fulton Financial Corp.	46,649	516,871
German American Bancorp, Inc.(a)	2,400	61,944
Glacier Bancorp, Inc.(a)	19,481	503,779
Great Southern Bancorp, Inc.	3,025	91,778
Guaranty Bancorp	1,560	21,076
Hancock Holding Co.	6,653	213,229
Hanmi Financial Corp.	8,053	162,348
Heartland Financial USA, Inc.	5,400	128,952
Heritage Commerce Corp.	3,712	30,476
Heritage Financial Corp/WA	4,068	64,437
Home Bancshares, Inc.	18,138	533,439
HomeTrust Bancshares, Inc.*	671	9,803
Horizon Bancorp	466	10,737
Hudson Valley Holding Corp.(a)	3,597	65,286
Iberiabank Corp.	7,234	452,197
Independent Bank Corp.	4,590	163,955
International Bancshares Corp.	14,397	355,102
Intervest Bancshares Corp., Class A	2,000	19,120
Investors Bancorp, Inc.	98,312	995,901
Lakeland Bancorp, Inc.	6,732	65,704
Lakeland Financial Corp.	3,370	126,375
LNB Bancorp, Inc.	1,100	15,719
Macatawa Bank Corp.(a)	3,307	15,874
MainSource Financial Group, Inc.	4,530	78,142
MB Financial, Inc.	16,624	460,152
MBT Financial Corp.*	5,012	24,108
Mercantile Bank Corp.	1,265	24,098
Merchants Bancshares, Inc.	1,081	30,473
Metro Bancorp, Inc.*	4,280	103,790
Midsouth Bancorp, Inc.	2,100	39,270
National Bank Holdings Corp., Class A	1,497	28,623
National Penn Bancshares, Inc.	38,056	369,524
NBT Bancorp, Inc.	7,878	177,413
NewBridge Bancorp(a)*	3,549	26,937
Northrim BanCorp, Inc.	664	17,550
OFG Bancorp	14,958	224,071
Old National Bancorp	24,395	316,403
OmniAmerican Bancorp, Inc.	3,585	93,174
Pacific Continental Corp.	3,047	39,154
Pacific Mercantile Bancorp*	2,500	17,425
Pacific Premier Bancorp, Inc.*	1,400	19,670
PacWest Bancorp	23,324	961,648
Park National Corp.	3,450	260,199
Park Sterling Corp.	6,835	45,316
Peapack Gladstone Financial Corp.	1,668	29,190
Penns Woods Bancorp, Inc.(a)	476	20,111
Peoples Bancorp, Inc.	2,300	54,625
Pinnacle Financial Partners, Inc.	8,264	298,330
Popular, Inc.*	7,754	228,239
Preferred Bank/Los Angeles CA*	891	20,065
Premier Financial Bancorp, Inc.	1,256	18,388
PrivateBancorp, Inc.	19,358	578,998
Renasant Corp.	6,517	176,285
Republic Bancorp, Inc., Class A	7,344	173,979
S&T Bancorp, Inc.	8,302	194,765
Sandy Spring Bancorp, Inc.	6,300	144,207
Seacoast Banking Corp. of Florida*	861	9,411
Select Bancorp, Inc.*	200	1,520
Sierra Bancorp	2,405	40,308
Simmons First National Corp., Class A	2,246	86,516
South State Corp.	3,794	212,160
Southern Community Financial Corp.(a)*	3,300	3,055
Southside Bancshares, Inc.(a)	3,839	127,647
Southwest Bancorp, Inc.	3,700	60,680
Sterling Bancorp	18,616	238,099
Stock Yards Bancorp, Inc.	2,891	87,019
Suffolk Bancorp	3,195	62,015
Sun Bancorp, Inc.(a)*	593	10,739
Susquehanna Bancshares, Inc.	43,084	430,840
Synovus Financial Corp.	18,550	438,522
TCF Financial Corp.	41,324	641,762
Texas Capital Bancshares, Inc.*	10,463	603,506
Tompkins Financial Corp.	2,420	106,674
TowneBank	5,769	78,343
Trico Bancshares	4,164	94,190
Trustmark Corp.(a)	15,472	356,397
UMB Financial Corp.(a)	10,212	557,065
Umpqua Holdings Corp.	14,376	236,773
Union Bankshares Corp.	9,088	209,933
United Bankshares, Inc.(a)	16,667	515,510
United Community Banks, Inc/GA	13,916	229,057
Univest Corp. of Pennsylvania	3,100	58,125
Valley National Bancorp(a)	37,928	367,522
ViewPoint Financial Group, Inc.	8,916	213,449
Washington Trust Bancorp, Inc.	3,000	98,970
Webster Financial Corp.	23,322	679,603
WesBanco, Inc.	5,363	164,054
West Bancorporation, Inc.	4,412	62,342
Westamerica Bancorporation(a)	4,529	210,689
Western Alliance Bancorp*	26,478	632,824
Wilshire Bancorp, Inc.	21,279	196,405
Wintrust Financial Corp.	11,052	493,693
		29,385,641
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	13,762	353,546
ACCO Brands Corp.*	17,337	119,625
ARC Document Solutions, Inc.*	11,111	89,999
Brady Corp., Class A	10,767	241,611
Brink's Co. (The)	11,252	270,498
Casella Waste Systems, Inc., Class A*	6,240	24,024
Ceco Environmental Corp.	4,974	66,652
Civeo Corp.	7,095	82,373
Command Security Corp.*	4,300	8,514
Courier Corp.	1,857	22,878
Covanta Holding Corp.	25,131	533,280
Deluxe Corp.(a)	16,300	899,108
Ennis, Inc.	5,800	76,386
Fuel Tech, Inc.(a)*	4,500	19,125
G&K Services, Inc., Class A	4,600	254,748
Healthcare Services Group, Inc.(a)	16,705	477,930
Heritage-Crystal Clean, Inc.(a)*	712	10,580
Herman Miller, Inc.	8,278	247,098
HNI Corp.	10,777	387,864
Innerworkings, Inc.(a)*	6,281	50,813
Interface, Inc.	20,182	325,738
Intersections, Inc.(a)	3,104	11,919
Kimball International, Inc., Class B	6,956	104,688
Knoll, Inc.	12,127	209,918
Matthews International Corp., Class A(a)	7,351	322,635

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Mcgrath Rentcorp	5,300	$181,260
Metalico, Inc.(a)*	8,295	9,125
Mobile Mini, Inc.(a)	14,545	508,639
MSA Safety, Inc.	8,900	439,660
Multi-Color Corp.	3,091	140,579
NL Industries, Inc.	5,586	41,113
Performant Financial Corp.*	2,347	18,964
Quad/Graphics, Inc.	2,322	44,699
R.R. Donnelley & Sons Co.	16,444	270,668
SP Plus Corp.*	4,000	75,840
Steelcase, Inc., Class A	27,430	444,092
Team, Inc.*	4,200	159,222
Tetra Tech, Inc.	15,976	399,081
TRC Cos., Inc.*	7,000	45,710
UniFirst Corp.	3,000	289,770
United Stationers, Inc.(a)	13,325	500,620
US Ecology, Inc.	5,445	254,608
Versar, Inc.*	2,000	6,460
Viad Corp.	4,500	92,925
Virco Manufacturing*	2,494	6,509
West Corp.	8,086	238,214
		9,379,308
Communications Equipment — 1.9%
ADTRAN, Inc.(a)	13,613	279,475
ARRIS Group, Inc.*	28,130	797,626
Bel Fuse, Inc., Class B	1,890	46,759
Black Box Corp.	3,700	86,284
CalAmp Corp.(a)*	8,909	156,976
Calix, Inc.*	12,228	117,022
Ciena Corp.(a)*	25,901	433,065
Clearfield, Inc.(a)*	2,710	34,498
Communications Systems, Inc.	1,418	15,825
Comtech Telecommunications Corp.	4,325	160,674
Digi International, Inc.*	7,600	57,000
Emulex Corp.*	17,573	86,811
Extreme Networks*	21,668	103,790
Finisar Corp.(a)*	22,445	373,260
Harmonic, Inc.*	24,420	154,823
Infinera Corp.*	20,851	222,480
InterDigital, Inc.(a)	9,322	371,202
Interphase Corp.*	1,200	3,708
Ixia*	14,258	130,318
JDS Uniphase Corp.*	47,559	608,755
KVH Industries, Inc.*	5,534	62,645
Netgear, Inc.*	7,961	248,781
Numerex Corp., Class A(a)*	2,359	24,722
Oclaro, Inc.(a)*	3,313	4,738
Oplink Communications, Inc.	4,200	70,644
Optical Cable Corp.	374	1,694
PC-Tel, Inc.	4,100	31,119
Plantronics, Inc.	14,001	668,968
Polycom, Inc.*	33,407	410,405
Procera Networks, Inc.(a)*	2,930	28,069
Relm Wireless Corp.*	2,000	10,320
Riverbed Technology, Inc.*	19,447	360,645
ShoreTel, Inc.*	7,722	51,351
Sonus Networks, Inc.*	39,400	134,748
Tessco Technologies, Inc.(a)	1,000	28,990
Viasat, Inc.(a)*	10,005	551,476
Westell Technologies, Inc., Class A*	13,200	24,288
		6,953,954
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	20,735
Avid Technology, Inc.*	355	3,585
Concurrent Computer Corp.	1,362	9,915
Cray, Inc.(a)*	9,648	253,164
Diebold, Inc.(a)	4,817	170,136
Dot Hill Systems Corp.*	12,060	45,587
Electronics for Imaging, Inc.*	14,077	621,781
Hutchinson Technology, Inc.*	4,600	16,836
Imation Corp.*	2,788	8,225
Immersion Corp.(a)*	4,661	39,991
Intevac, Inc.(a)*	4,883	32,570
Lexmark International, Inc., Class A(a)	16,040	681,700
QLogic Corp.*	19,400	177,704
Qumu Corp.*	4,700	61,100
Silicon Graphics International Corp.(a)*	1,116	10,301
Super Micro Computer, Inc.*	10,328	303,850
Transact Technologies, Inc.	1,515	10,211
USA Technologies, Inc.(a)*	1,931	3,476
Video Display Corp.*	1,990	6,089
		2,476,956
Construction & Engineering — 1.0%
Aegion Corp.(a)*	10,061	223,857
Ameresco, Inc., Class A(a)*	4,779	32,736
Argan, Inc.	3,618	120,769
Comfort Systems USA, Inc.	8,930	121,001
Dycom Industries, Inc.*	9,800	300,958
EMCOR Group, Inc.	15,324	612,347
Furmanite Corp.*	10,379	70,162
Granite Construction, Inc.	8,829	280,850
Great Lakes Dredge & Dock Corp.*	14,032	86,718
Layne Christensen Co.(a)*	1,221	11,856
MasTec, Inc.(a)*	23,375	715,742
MYR Group, Inc.*	6,488	156,231
Northwest Pipe Co.*	1,895	64,620
Orion Marine Group, Inc.*	5,671	56,597
Pike Corp.*	795	9,453
Primoris Services Corp.	17,578	471,794
Sterling Construction Co., Inc.(a)*	3,741	28,693
Tutor Perini Corp.*	11,189	295,390
		3,659,774
Construction Materials — 0.1%
Headwaters, Inc.*	17,317	217,155
United States Lime & Minerals, Inc.	1,679	97,600
		314,755
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,346
Atlanticus Holdings Corp.*	5,476	10,295
Cash America International, Inc.	7,015	307,257
Consumer Portfolio Services, Inc.*	10,500	67,305
Credit Acceptance Corp.(a)*	3,782	476,797
Encore Capital Group, Inc.(a)*	6,224	275,785
Ezcorp, Inc., Class A(a)*	6,984	69,211
First Cash Financial Services, Inc.*	7,967	445,993
First Marblehead Corp. (The)*	1,803	5,121
Green Dot Corp., Class A(a)*	8,839	186,856
Nelnet, Inc., Class A	10,900	469,681
Portfolio Recovery Associates, Inc.(a)*	12,740	665,410
QC Holdings, Inc.	5,600	10,360
World Acceptance Corp.(a)*	3,636	245,430
		3,256,847
Containers & Packaging — 0.6%
AEP Industries, Inc.*	1,000	37,870
Berry Plastics Group, Inc.*	28,537	720,274
Graphic Packaging Holding Co.*	73,153	909,292
Greif, Inc., Class A	4,519	197,977

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Greif, Inc., Class B(a)	42	$2,079
Myers Industries, Inc.	8,017	141,420
Silgan Holdings, Inc.	705	33,135
		2,042,047
Distributors — 0.3%
Core-Mark Holding Co., Inc.	5,204	276,020
Pool Corp.	13,484	727,057
VOXX International Corp.(a)*	4,800	44,640
Weyco Group, Inc.	690	17,326
		1,065,043
Diversified Consumer Services — 0.9%
American Public Education, Inc.(a)*	3,569	96,327
Apollo Education Group, Inc.*	13,393	336,834
Ascent Capital Group, Inc., Class A(a)*	2,620	157,724
Bridgepoint Education, Inc.*	11,558	128,987
Bright Horizons Family Solutions, Inc.*	3,392	142,668
Capella Education Co.	2,200	137,720
Career Education Corp.*	15,248	77,460
Carriage Services, Inc.	5,101	88,400
Collectors Universe(a)	1,242	27,324
DeVry Education Group, Inc.	15,348	657,048
Grand Canyon Education, Inc.*	14,214	579,505
ITT Educational Services, Inc.(a)*	6,143	26,354
K12, Inc.*	7,149	114,098
Learning Tree International, Inc.*	5,000	11,700
Lincoln Educational Services Corp.	5,874	16,506
Regis Corp.(a)	12,373	197,473
Sotheby's, Class A(a)	5,338	190,673
Spectrum Group International, Inc.*	7	3,780
Steiner Leisure Ltd.*	3,346	125,776
Strayer Education, Inc.*	2,275	136,227
Universal Technical Institute, Inc.	5,900	55,165
		3,307,749
Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.*	650	7,475
Gain Capital Holdings, Inc.(a)	4,765	30,353
Interactive Brokers Group, Inc., Class A	13,380	333,831
MarketAxess Holdings, Inc.	11,093	686,213
Marlin Business Services Corp.	2,800	51,296
MicroFinancial, Inc.	2,171	17,498
NewStar Financial, Inc.*	13,144	147,739
PHH Corp.(a)*	13,158	294,213
Pico Holdings, Inc.*	2,982	59,491
Primus Guaranty Ltd.*	3,700	6,475
Resource America, Inc., Class A	5,298	49,324
		1,683,908
Diversified Telecommunication Services — 0.6%
8x8, Inc.(a)*	3,573	23,868
Atlantic Tele-Network, Inc.	3,600	194,040
Cincinnati Bell, Inc.*	51,900	174,903
Cogent Communications Holdings, Inc.	11,313	380,230
Consolidated Communications Holdings, Inc.(a)	8,842	221,492
Enventis Corp.	4,037	73,393
General Communication, Inc., Class A*	14,261	155,588
Hawaiian Telcom Holdco, Inc.(a)*	187	4,804
IDT Corp., Class B	7,234	116,178
Inteliquent, Inc.	8,954	111,477
Intelsat SA(a)*	6,438	110,347
Lumos Networks Corp.	4,685	76,131
Orbcomm, Inc.*	9,902	56,937
Premiere Global Services, Inc.*	12,823	153,491
Straight Path Communications, Inc., Class B*	3,617	56,968
Vonage Holdings Corp.*	52,898	173,505
		2,083,352
Electric Utilities — 1.1%
Allete, Inc.	9,870	438,129
Cleco Corp.	9,431	454,103
El Paso Electric Co.	11,005	402,233
Empire District Electric Co. (The)	10,157	245,291
Genie Energy Ltd., Class B(a)*	4,900	34,447
IDACORP, Inc.(a)	11,549	619,142
MGE Energy, Inc.	7,073	263,540
Otter Tail Corp.	7,379	196,798
PNM Resources, Inc.	18,246	454,508
Portland General Electric Co.(a)	18,034	579,252
UIL Holdings Corp.	12,723	450,394
Unitil Corp.	2,375	73,839
		4,211,676
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	1,600	22,720
AZZ, Inc.	6,246	260,895
Babcock & Wilcox Co. (The)	975	26,998
Encore Wire Corp.	5,600	207,704
EnerSys, Inc.(a)	12,221	716,639
Espey Manufacturing & Electronics Corp.	565	11,374
Franklin Electric Co., Inc.(a)	14,214	493,794
Generac Holdings, Inc.(a)*	15,486	627,802
General Cable Corp.(a)	11,120	167,690
Global Power Equipment Group, Inc.	3,290	49,021
GrafTech International Ltd.(a)*	28,019	128,327
LSI Industries, Inc.	4,900	29,743
Magnetek, Inc.*	979	30,633
Orion Energy Systems, Inc.(a)*	3,100	16,585
Polypore International, Inc.(a)*	9,450	367,700
Powell Industries, Inc.	2,600	106,236
PowerSecure International, Inc.(a)*	5,500	52,690
Preformed Line Products Co.	850	44,846
Regal-Beloit Corp.	161	10,344
SL Industries, Inc.*	986	48,137
Thermon Group Holdings, Inc.*	6,422	156,825
Ultralife Corp.*	3,600	11,664
Vicor Corp.*	7,856	73,846
		3,662,213
Electronic Equipment, Instruments & Components — 3.5%
Acorn Energy, Inc.*	4,341	6,729
ADDvantage Technologies Group, Inc.*	2,400	5,616
Agilysys, Inc.*	5,376	63,060
Anixter International, Inc.	10,952	929,168
AVX Corp.	7,502	99,627
Badger Meter, Inc.(a)	3,000	151,350
Belden, Inc.	14,228	910,877
Benchmark Electronics, Inc.*	6,901	153,271
Checkpoint Systems, Inc.*	8,312	101,656
Cognex Corp.*	20,722	834,475
Coherent, Inc.*	6,500	398,905
CTS Corp.	9,329	148,238
Daktronics, Inc.	9,792	120,344
DTS, Inc.*	4,196	105,949
Echelon Corp.(a)*	6,379	13,013
Electro Rent Corp.	6,482	89,257
Electro Scientific Industries, Inc.	7,067	47,985
eMagin Corp.*	3,154	7,412
Fabrinet*	7,794	113,792
FARO Technologies, Inc.*	3,691	187,318

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Frequency Electronics, Inc.*	1,400	$14,938
GSI Group, Inc.*	4,922	56,554
I.D. Systems, Inc.*	2,750	20,322
IEC Electronics Corp.*	800	3,608
II-VI, Inc.*	21,922	258,022
Insight Enterprises, Inc.*	10,250	231,957
IntriCon Corp.*	1,000	5,990
Iteris, Inc.*	7,798	13,647
Itron, Inc.*	8,526	335,157
Kemet Corp.*	8,936	36,816
KEY Tronic Corp.*	1,700	17,969
Knowles Corp.(a)*	11,685	309,652
Littelfuse, Inc.	6,901	587,827
LoJack Corp.*	3,166	12,411
Maxwell Technologies, Inc.(a)*	7,005	61,084
Measurement Specialties, Inc.*	3,674	314,531
Mercury Computer Systems, Inc.*	7,635	84,061
Mesa Laboratories, Inc.	860	49,691
Methode Electronics, Inc.	11,497	423,894
MOCON, Inc.	600	8,958
MTS Systems Corp.	3,800	259,388
Multi-Fineline Electronix, Inc.*	6,500	60,775
NAPCO Security Technologies, Inc.*	4,850	22,795
Newport Corp.*	11,000	194,920
OSI Systems, Inc.*	4,180	265,346
PAR Technology Corp.*	3,000	14,700
Park Electrochemical Corp.	4,194	98,769
PC Connection, Inc.	6,200	133,114
PCM, Inc.*	2,200	21,494
Perceptron, Inc.	1,100	10,769
Planar Systems, Inc.*	2,606	9,877
Plexus Corp.*	9,556	352,903
Radisys Corp.*	8,500	22,695
RealD, Inc.(a)*	6,110	57,251
Research Frontiers, Inc.(a)*	2,600	14,950
Richardson Electronics Ltd.	2,700	26,973
Rofin-Sinar Technologies, Inc.*	6,296	145,186
Rogers Corp.*	3,500	191,660
Sanmina Corp.*	22,531	469,997
Scansource, Inc.*	6,012	207,955
Speed Commerce, Inc.(a)*	5,272	14,498
SYNNEX Corp.*	8,578	554,396
Tech Data Corp.*	8,654	509,374
TTM Technologies, Inc.(a)*	16,832	114,626
Universal Display Corp.(a)*	5,485	179,030
Viasystems Group, Inc.*	5,388	84,592
Vishay Intertechnology, Inc.(a)	40,055	572,386
Vishay Precision Group, Inc.*	4,187	62,554
Wayside Technology Group, Inc.	315	4,980
Zebra Technologies Corp., Class A*	12,122	860,298
		12,873,382
Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc.*	2,853	124,648
Basic Energy Services, Inc.(a)*	11,847	256,961
Bolt Technology Corp.	2,382	52,261
Bristow Group, Inc.	10,164	683,021
C&J Energy Services, Inc.(a)*	13,047	398,586
CARBO Ceramics, Inc.(a)	4,505	266,831
Dawson Geophysical Co.	1,100	19,998
ENGlobal Corp.*	2,100	4,515
Era Group, Inc.*	5,219	113,513
Exterran Holdings, Inc.	20,013	886,776
Forum Energy Technologies, Inc.*	10,097	309,069
Geospace Technologies Corp.(a)*	2,574	90,476
Gulf Island Fabrication, Inc.	3,600	61,920
Gulfmark Offshore, Inc., Class A	6,282	196,941
Helix Energy Solutions Group, Inc.(a)*	33,846	746,643
Hercules Offshore, Inc.(a)*	37,812	83,186
Hornbeck Offshore Services, Inc.(a)*	9,178	300,396
ION Geophysical Corp.(a)*	43,775	122,132
Key Energy Services, Inc.(a)*	39,107	189,278
Matrix Service Co.*	7,238	174,581
McDermott International, Inc.(a)*	51,671	295,558
Mitcham Industries, Inc.*	2,601	28,741
Natural Gas Services Group, Inc.*	2,500	60,175
Newpark Resources, Inc.(a)*	29,341	365,002
Nuverra Environmental Solutions, Inc.(a)*	1	15
Pacific Drilling SA(a)*	5,084	42,045
Parker Drilling Co.*	28,864	142,588
PHI, Inc.*	2,300	94,645
Pioneer Energy Services Corp.*	14,380	201,608
RigNet, Inc.*	3,277	132,555
SEACOR Holdings, Inc.(a)*	5,019	375,421
Seventy Seven Energy, Inc.*	4,979	118,201
Steel Excel, Inc.*	2,972	97,482
Tesco Corp.	7,514	149,153
Tetra Technologies, Inc.*	17,573	190,140
TGC Industries, Inc.*	6,825	26,276
Tidewater, Inc.(a)	7,841	306,034
Unit Corp.*	6,472	379,583
Willbros Group, Inc.*	13,695	114,079
		8,201,033
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	8,373	526,494
Casey's General Stores, Inc.	11,874	851,366
Chefs' Warehouse Inc. (The)(a)*	3,806	61,885
Fresh Market, Inc. (The)(a)*	9,363	327,050
Ingles Markets, Inc., Class A	2,600	61,594
Liberator Medical Holdings, Inc.(a)	2,420	7,575
Natural Grocers by Vitamin Cottage, Inc.(a)*	1,652	26,894
Pantry, Inc. (The)*	5,100	103,173
PriceSmart, Inc.(a)	6,408	548,781
Rite Aid Corp.*	14,673	71,017
SpartanNash Co.	9,360	182,052
SUPERVALU, Inc.(a)*	56,285	503,188
United Natural Foods, Inc.*	3,919	240,862
Village Super Market, Inc., Class A	1,118	25,468
Weis Markets, Inc.	6,390	249,402
		3,786,801
Food Products — 2.3%
Alico, Inc.(a)	1,300	49,530
Annie's, Inc.(a)*	4,196	192,596
B&G Foods, Inc.(a)	14,705	405,123
Boulder Brands, Inc.(a)*	16,615	226,462
Bridgford Foods Corp.*	101	826
Cal-Maine Foods, Inc.	5,100	455,583
Calavo Growers, Inc.	5,041	227,551
Chiquita Brands International, Inc.(a)*	11,125	157,975
Coffee Holding Co., Inc.*	600	3,294
Darling Ingredients, Inc.*	37,935	694,969
Dean Foods Co.(a)	24,914	330,111
Diamond Foods, Inc.(a)*	5,734	164,050
Farmer Bros. Co.(a)*	3,200	92,640
Fresh Del Monte Produce, Inc.	17,012	542,683
Inventure Foods, Inc.*	1,023	13,258
J&J Snack Foods Corp.	4,900	458,444
John B. Sanfilippo & Son, Inc.	2,650	85,754
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Lancaster Colony Corp.	7,094	$604,976
Lifeway Foods, Inc.(a)*	3,800	52,706
Omega Protein Corp.*	4,197	52,463
Pilgrim's Pride Corp.(a)*	35,228	1,076,568
Post Holdings, Inc.(a)*	10,036	332,994
Rocky Mountain Chocolate Factory, Inc.	1,260	15,800
Sanderson Farms, Inc.(a)	7,234	636,230
Scheid Vineyards, Inc., Class A*	20	675
Seneca Foods Corp., Class A*	1,249	35,721
Snyders-Lance, Inc.	16,577	439,290
Tootsie Roll Industries, Inc.(a)	7,293	204,131
TreeHouse Foods, Inc.*	8,456	680,708
		8,233,111
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	3,064	127,646
Delta Natural Gas Co., Inc.	400	7,908
Gas Natural, Inc.	836	9,873
Laclede Group, Inc. (The)(a)	9,056	420,199
New Jersey Resources Corp.(a)	9,451	477,370
Northwest Natural Gas Co.(a)	6,553	276,864
ONE Gas, Inc.(a)	11,959	409,596
Piedmont Natural Gas Co., Inc.	16,391	549,590
RGC Resources, Inc.	400	7,960
South Jersey Industries, Inc.	7,356	392,516
Southwest Gas Corp.	11,300	548,954
WGL Holdings, Inc.(a)	11,772	495,837
		3,724,313
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.(a)	2,731	138,489
Accuray, Inc.(a)*	14,688	106,635
Alere, Inc.*	17,068	661,897
Analogic Corp.	3,773	241,321
Angiodynamics, Inc.*	6,767	92,843
Anika Therapeutics, Inc.*	4,100	150,306
Atrion Corp.	566	172,636
Bovie Medical Corp.(a)*	4,900	19,551
Cantel Medical Corp.	9,795	336,752
Conmed Corp.	7,150	263,406
CryoLife, Inc.	6,300	62,181
Cutera, Inc.*	3,899	39,380
Cyberonics, Inc.(a)*	5,800	296,728
Cynosure, Inc., Class A*	6,160	129,360
Digirad Corp.	2,100	8,253
Exactech, Inc.*	2,535	58,026
Globus Medical, Inc., Class A*	16,098	316,648
Greatbatch, Inc.*	7,181	305,982
Haemonetics Corp.*	11,270	393,548
Hill-Rom Holdings, Inc.	13,933	577,244
ICU Medical, Inc.*	4,198	269,428
Integra LifeSciences Holdings Corp.*	7,492	371,903
Invacare Corp.	6,531	77,131
Iridex Corp.*	671	4,690
LeMaitre Vascular, Inc.	6,218	42,780
Masimo Corp.(a)*	13,665	290,791
Meridian Bioscience, Inc.(a)	8,932	158,007
Merit Medical Systems, Inc.*	11,860	140,897
Misonix, Inc.*	2,200	26,444
Natus Medical, Inc.*	7,502	221,384
Neogen Corp.*	4,651	183,715
NuVasive, Inc.*	11,084	386,499
OraSure Technologies, Inc.*	9,164	66,164
Orthofix International NV*	3,915	121,208
PhotoMedex, Inc.(a)*	2,582	16,008
Quidel Corp.*	8,803	236,537
RTI Biologics, Inc.*	9,049	43,254
Span-America Medical Systems, Inc.	500	9,563
Staar Surgical Co.(a)*	3,428	36,440
STERIS Corp.	13,388	722,417
SurModics, Inc.*	3,700	67,192
Symmetry Medical, Inc.*	8,237	83,111
Thoratec Corp.*	14,518	388,066
Tornier NV*	12,356	295,308
Uroplasty, Inc.*	2,952	7,380
Utah Medical Products, Inc.(a)	831	40,520
Vascular Solutions, Inc.*	6,500	160,550
West Pharmaceutical Services, Inc.	21,087	943,854
Wright Medical Group, Inc.*	9,400	284,820
		10,067,247
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(a)*	12,160	589,760
Addus HomeCare Corp.*	1,435	28,126
Air Methods Corp.(a)*	9,444	524,614
Alliance HealthCare Services, Inc.*	190	4,296
Almost Family, Inc.*	1,325	36,000
Amedisys, Inc.(a)*	7,641	154,119
AMN Healthcare Services, Inc.*	12,834	201,494
Amsurg Corp.*	11,477	574,424
Bio-Reference Labs, Inc.*	6,683	187,525
BioScrip, Inc.(a)*	18,019	124,511
BioTelemetry, Inc.(a)*	5,352	35,912
Capital Senior Living Corp.*	9,398	199,520
Centene Corp.*	6,615	547,127
Chemed Corp.	6,263	644,463
Corvel Corp.*	5,100	173,655
Cross Country Healthcare, Inc.*	6,900	64,101
Ensign Group, Inc. (The)	5,064	176,227
ExamWorks Group, Inc.(a)*	8,731	285,940
Five Star Quality Care, Inc.*	6,584	24,822
Gentiva Health Services, Inc.*	1,800	30,204
Hanger, Inc.*	11,545	236,903
Health Net, Inc.*	24,891	1,147,724
Healthsouth Corp.	28,764	1,061,392
Healthways, Inc.*	9,735	155,955
IPC The Hospitalist Co., Inc.*	4,065	182,071
Kindred Healthcare, Inc.	15,158	294,065
Landauer, Inc.(a)	1,800	59,418
LHC Group, Inc.*	3,800	88,160
LifePoint Hospitals, Inc.*	12,078	835,677
Magellan Health, Inc.*	10,800	591,084
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.*	11,050	467,415
MWI Veterinary Supply, Inc.(a)*	2,292	340,133
National Healthcare Corp.	3,000	166,530
National Research Corp., Class A*	4,425	57,569
National Research Corp., Class B(a)*	737	27,343
Owens & Minor, Inc.(a)	20,672	676,801
PDI, Inc.*	3,600	8,640
PharMerica Corp.*	7,236	176,775
Providence Service Corp. (The)*	4,498	217,613
RadNet, Inc.*	9,750	64,545
Select Medical Holdings Corp.	32,378	389,507
Skilled Healthcare Group, Inc., Class A*	4,555	30,063
Team Health Holdings, Inc.*	14,503	841,029
Triple-S Management Corp., Class B*	4,905	97,609
U.S. Physical Therapy, Inc.	2,650	93,783
Universal American Corp.*	17,673	142,091
VCA, Inc.*	29,029	1,141,711

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
WellCare Health Plans, Inc.*	7,152	$431,552
		14,629,998
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	46,150	619,102
Arrhythmia Research Technology, Inc.*	200	1,328
Computer Programs & Systems, Inc.(a)	2,670	153,498
HealthStream, Inc.*	6,062	145,549
HMS Holdings Corp.(a)*	20,719	390,553
MedAssets, Inc.*	15,666	324,600
Omnicell, Inc.*	8,824	241,160
Quality Systems, Inc.(a)	13,813	190,205
Simulations Plus, Inc.	800	5,560
		2,071,555
Hotels, Restaurants & Leisure — 4.5%
Ambassadors Group, Inc.*	3,300	12,210
Bally Technologies, Inc.(a)*	12,599	1,016,739
Belmond Ltd., Class A*	23,303	271,713
Biglari Holdings, Inc.*	399	135,564
BJ's Restaurants, Inc.*	7,853	282,629
Bloomin' Brands, Inc.*	17,746	325,462
Bob Evans Farms, Inc.(a)	8,800	416,592
Boyd Gaming Corp.(a)*	16,663	169,296
Bravo Brio Restaurant Group, Inc.*	4,343	56,329
Brinker International, Inc.	15,110	767,437
Buffalo Wild Wings, Inc.(a)*	5,933	796,624
Caesars Entertainment Corp.(a)*	1,585	19,939
Carrols Restaurant Group, Inc.*	8,600	61,146
Cheesecake Factory, Inc. (The)(a)	16,891	768,541
Choice Hotels International, Inc.(a)	13,207	686,764
Churchill Downs, Inc.(a)	3,820	372,450
Chuy's Holdings, Inc.(a)*	3,442	108,044
Cracker Barrel Old Country Store, Inc.(a)	6,708	692,199
Del Frisco's Restaurant Group, Inc.*	5,121	98,016
DineEquity, Inc.	5,700	465,063
Dover Downs Gaming & Entertainment, Inc.*	3,400	3,366
Dover Motorsports, Inc.	4,000	9,240
Einstein Noah Restaurant Group, Inc.	7,254	146,241
Eldorado Resorts, Inc.*	4,753	20,201
Famous Dave's Of America, Inc.*	2,145	57,743
Fiesta Restaurant Group, Inc.*	8,386	416,617
Frisch's Restaurants, Inc.	695	19,669
Gaming Partners International Corp.*	1,300	10,972
International Speedway Corp., Class A	7,848	248,311
Interval Leisure Group, Inc.	19,489	371,265
Isle of Capri Casinos, Inc.*	5,718	42,885
Jack in the Box, Inc.	13,300	906,927
Jamba, Inc.(a)*	3,307	47,026
Kona Grill, Inc.*	1,540	30,384
Krispy Kreme Doughnuts, Inc.(a)*	17,981	308,554
Life Time Fitness, Inc.(a)*	10,800	544,752
Luby's, Inc.*	7,260	38,623
Marcus Corp.	4,500	71,100
Marriott Vacations Worldwide Corp.*	7,881	499,734
Monarch Casino & Resort, Inc.*	4,370	52,047
Multimedia Games Holding Co., Inc.*	6,030	217,140
Nathan's Famous, Inc.(a)*	1,385	93,751
Papa John's International, Inc.	12,676	506,913
Penn National Gaming, Inc.*	15,433	173,004
Pinnacle Entertainment, Inc.(a)*	1,300	32,617
Popeyes Louisiana Kitchen, Inc.*	8,149	330,035
RCI Hospitality Holdings, Inc.*	2,209	24,343
Red Lion Hotels Corp.(a)*	4,500	25,605
Red Robin Gourmet Burgers, Inc.*	4,100	233,290
Ruby Tuesday, Inc.*	12,960	76,334
Ruth's Hospitality Group, Inc.	9,943	109,771
Scientific Games Corp., Class A(a)*	17,087	184,027
SeaWorld Entertainment, Inc.	15,932	306,372
Sonic Corp.(a)*	14,824	331,465
Speedway Motorsports, Inc.	10,200	174,012
Texas Roadhouse, Inc.	21,900	609,696
Town Sports International Holdings, Inc.(a)	8,000	53,600
Vail Resorts, Inc.	11,911	1,033,398
Wendy's Co. (The)(a)	55,096	455,093
		16,338,880
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	2,600	35,516
Beazer Homes USA, Inc.*	1,643	27,570
Blyth, Inc.(a)	4,000	32,480
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	74,800
CSS Industries, Inc.	2,100	50,925
Dixie Group, Inc. (The)(a)*	1,200	10,404
Emerson Radio Corp.*	1,300	2,574
Ethan Allen Interiors, Inc.(a)	6,424	146,467
Flexsteel Industries, Inc.	1,013	34,169
Helen of Troy Ltd.*	7,567	397,419
Hooker Furniture Corp.	2,500	38,025
Hovnanian Enterprises, Inc., Class A(a)*	13,208	48,473
iRobot Corp.(a)*	6,627	201,792
KB Home(a)	22,962	343,052
La-Z-Boy, Inc.	12,615	249,651
Libbey, Inc.*	8,753	229,854
Lifetime Brands, Inc.	3,200	48,992
M.D.C. Holdings, Inc.(a)	10,774	272,798
M/I Homes, Inc.(a)*	5,641	111,805
Meritage Homes Corp.*	10,796	383,258
NACCO Industries, Inc., Class A	1,000	49,730
Orleans Homebuilders, Inc.(a)(b)*	4,953	—
Ryland Group, Inc. (The)(a)	11,251	373,983
Skullcandy, Inc.*	6,327	49,287
Standard Pacific Corp.(a)*	46,747	350,135
Stanley Furniture Co., Inc.*	927	2,600
Taylor Morrison Home Corp., Class A*	6,804	110,361
Tempur-Pedic International, Inc.*	11,391	639,832
Universal Electronics, Inc.*	2,955	145,888
William Lyon Homes, Class A*	4,109	90,809
ZAGG, Inc.*	4,683	26,131
		4,578,780
Household Products — 0.2%
Central Garden and Pet Co.(a)*	5,300	41,075
Central Garden and Pet Co., Class A*	7,899	63,508
Orchids Paper Products Co.(a)	1,716	42,145
Spectrum Brands Holdings, Inc.	3,162	286,256
WD-40 Co.	5,000	339,800
		772,784
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.*	12,977	374,516
Ormat Technologies, Inc.	6,513	171,097
		545,613
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	13,509	329,620
Insurance — 4.4%
Ambac Financial Group, Inc.*	11,615	256,691
American Equity Investment Life Holding Co.(a)	21,414	489,952
American National Insurance Co.	63	7,081

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Amerisafe, Inc.	3,900	$152,529
Amtrust Financial Services, Inc.(a)	17,614	701,389
Argo Group International Holdings Ltd.	7,654	385,073
Aspen Insurance Holdings Ltd.	20,865	892,396
Baldwin & Lyons, Inc., Class B	1,818	44,905
Citizens, Inc., Class A(a)*	11,958	77,249
CNO Financial Group, Inc.	60,833	1,031,728
Crawford & Co., Class A	10,528	81,276
Crawford & Co., Class B	3,991	32,926
Donegal Group, Inc., Class A	4,648	71,393
eHealth, Inc.(a)*	4,059	97,944
EMC Insurance Group, Inc.	3,800	109,744
Employers Holdings, Inc.	8,660	166,705
Endurance Specialty Holdings Ltd.	12,058	665,360
Enstar Group Ltd.(a)*	2,624	357,704
FBL Financial Group, Inc., Class A	6,600	295,020
Federated National Holding Co.	2,382	66,910
First Acceptance Corp.*	15,539	38,692
First American Financial Corp.(a)	23,320	632,438
Global Indemnity PLC*	3,524	88,911
Greenlight Capital Re Ltd., Class A*	7,083	229,560
Hallmark Financial Services*	5,700	58,767
Hanover Insurance Group, Inc. (The)	11,305	694,353
HCI Group, Inc.(a)	3,748	134,890
Hilltop Holdings, Inc.*	24,497	491,165
Horace Mann Educators Corp.	13,078	372,854
Independence Holding Co.	3,520	46,781
Infinity Property & Casualty Corp.	4,300	275,243
Investors Title Co.	292	21,374
Kemper Corp.	15,416	526,456
Maiden Holdings Ltd.(a)	17,962	199,019
MBIA, Inc.(a)*	64,963	596,360
Meadowbrook Insurance Group, Inc.(a)	13,262	77,583
Mercury General Corp.	11,037	538,716
Montpelier Re Holdings Ltd.(a)	15,417	479,315
National Interstate Corp.	4,200	117,180
Navigators Group, Inc. (The)*	3,600	221,400
OneBeacon Insurance Group Ltd., Class A	6,225	95,927
Platinum Underwriters Holdings Ltd.	8,630	525,308
Primerica, Inc.(a)	14,703	708,979
ProAssurance Corp.	2,202	97,042
RLI Corp.(a)	13,400	580,086
Safety Insurance Group, Inc.	4,269	230,142
Selective Insurance Group, Inc.	12,977	287,311
StanCorp Financial Group, Inc.	9,767	617,079
State Auto Financial Corp.	9,900	203,049
Stewart Information Services Corp.(a)	4,463	130,989
Symetra Financial Corp.	25,954	605,507
Unico American Corp.*	1,700	20,536
United Fire Group, Inc.	6,100	169,397
Universal Insurance Holdings, Inc.(a)	13,562	175,357
		16,271,741
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	7,537	54,191
Blue Nile, Inc.(a)*	2,042	58,299
FTD Cos., Inc.(a)*	4,611	157,281
Gaiam, Inc., Class A*	2,400	17,616
HomeAway, Inc.(a)*	1,636	58,078
HSN, Inc.	10,851	665,926
Liberty Ventures, Series A*	1,960	74,402
NutriSystem, Inc.	6,568	100,950
Orbitz Worldwide, Inc.*	25,051	197,151
Overstock.com, Inc.*	4,154	70,037
PetMed Express, Inc.(a)	5,572	75,779
Shutterfly, Inc.*	10,633	518,252
US Auto Parts Network, Inc.*	6,100	17,202
Valuevision Media, Inc., Class A(a)*	11,608	59,549
		2,124,713
Internet Software & Services — 1.7%
AOL, Inc.*	1,332	59,873
Bankrate, Inc.*	23,128	262,734
Blucora, Inc.*	9,571	145,862
comScore, Inc.*	2,169	78,973
Constant Contact, Inc.*	7,178	194,811
Conversant, Inc.(a)*	16,815	575,914
Dealertrack Technologies, Inc.(a)*	11,610	503,990
Demand Media, Inc.(a)*	803	7,107
Dice Holdings, Inc.*	18,105	151,720
Digital River, Inc.*	6,873	99,796
EarthLink Holdings Corp.	20,797	71,126
Envestnet, Inc.*	4,901	220,545
GTT Communications, Inc.*	2,800	33,348
Internap Network Services Corp.*	14,992	103,445
IntraLinks Holdings, Inc.*	10,316	83,560
j2 Global, Inc.(a)	15,658	772,879
Limelight Networks, Inc.*	17,037	39,781
Monster Worldwide, Inc.*	23,472	129,096
Move, Inc.*	8,414	176,358
NIC, Inc.	15,200	261,744
Perficient, Inc.*	7,956	119,260
QuinStreet, Inc.(a)*	9,301	38,599
RealNetworks, Inc.*	11,295	78,500
Reis, Inc.	2,638	62,230
Rightside Group Ltd.(a)*	803	7,829
Shutterstock, Inc.(a)*	8,258	589,456
Stamps.com, Inc.*	4,466	141,840
support.com, Inc.*	10,450	22,572
Travelzoo, Inc.*	509	7,890
United Online, Inc.	3,293	36,058
VistaPrint NV(a)*	6,915	378,873
Web.com Group, Inc.*	14,150	282,434
WebMD Health Corp.(a)*	6,269	262,107
XO Group, Inc.*	6,500	72,865
Zix Corp.*	13,353	45,667
		6,118,842
IT Services — 2.9%
Acxiom Corp.*	21,239	351,505
Blackhawk Network Holdings, Inc.*	500	16,200
Blackhawk Network Holdings, Inc., Class B*	7,619	246,094
Booz Allen Hamilton Holding Corp.(a)	25,586	598,712
CACI International, Inc., Class A(a)*	6,200	441,874
Cardtronics, Inc.*	14,190	499,488
Cass Information Systems, Inc.(a)	1,793	74,230
Ciber, Inc.*	17,360	59,545
Computer Task Group, Inc.	4,027	44,700
Convergys Corp.(a)	27,118	483,243
CoreLogic, Inc.*	21,407	579,487
CSG Systems International, Inc.(a)	9,625	252,945
Datalink Corp.*	4,146	44,072
Edgewater Technology, Inc.*	2,300	15,801
EPAM Systems, Inc.*	10,527	460,977
Euronet Worldwide, Inc.(a)*	13,882	663,421
ExlService Holdings, Inc.*	9,262	226,085
Forrester Research, Inc.	8,761	322,930
Global Cash Access Holdings, Inc.*	16,896	114,048
Hackett Group, Inc. (The)	8,900	53,044
Heartland Payment Systems, Inc.(a)	8,697	415,021

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Higher One Holdings, Inc.*	5,757	$14,220
iGate Corp.*	13,385	491,497
Innodata, Inc.*	5,684	17,336
Leidos Holdings, Inc.	4,257	146,143
Lionbridge Technologies, Inc.*	14,462	65,079
Mantech International Corp., Class A	5,139	138,496
MAXIMUS, Inc.	14,766	592,560
ModusLink Global Solutions, Inc.(a)*	3,550	12,674
MoneyGram International, Inc.(a)*	2,597	32,566
PRGX Global, Inc.*	4,649	27,243
Sapient Corp.(a)*	33,542	469,588
Science Applications International Corp.(a)	10,680	472,376
ServiceSource International, Inc.(a)*	5,713	18,453
SYKES Enterprises, Inc.*	10,300	205,794
Syntel, Inc.(a)*	3,280	288,443
TeleTech Holdings, Inc.*	17,188	422,481
Unisys Corp.(a)*	11,336	265,376
VeriFone Systems, Inc.*	16,625	571,568
Virtusa Corp.*	8,976	319,187
		10,534,502
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	126,222
Black Diamond, Inc.(a)*	1,900	14,364
Callaway Golf Co.(a)	19,865	143,823
Escalade, Inc.	1,950	23,517
Jakks Pacific, Inc.(a)*	5,129	36,416
Johnson Outdoors, Inc., Class A	1,000	25,900
Leapfrog Enterprises, Inc.*	11,756	70,418
Marine Products Corp.	10,020	79,058
Nautilus, Inc.*	8,479	101,494
Smith & Wesson Holding Corp.(a)*	902	8,515
Sturm Ruger & Co., Inc.(a)	6,113	297,642
		927,369
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.(a)*	16,647	132,843
Albany Molecular Research, Inc.(a)*	8,825	194,768
Cambrex Corp.*	7,454	139,241
Charles River Laboratories International, Inc.*	15,456	923,342
Enzo Biochem, Inc.*	3,616	18,622
Harvard Bioscience, Inc.*	10,123	41,403
Luminex Corp.(a)*	638	12,441
Pacific Biosciences of California, Inc.(a)*	4,968	24,393
Parexel International Corp.(a)*	13,426	847,046
		2,334,099
Machinery — 4.0%
Accuride Corp.*	9,955	37,729
Actuant Corp., Class A(a)	24,582	750,243
Adept Technology, Inc.(a)*	1,000	8,410
Alamo Group, Inc.	2,600	106,600
Albany International Corp., Class A	7,900	268,916
Altra Industrial Motion Corp.	9,567	278,974
American Railcar Industries, Inc.	5,900	436,128
Astec Industries, Inc.	4,561	166,340
Barnes Group, Inc.	17,854	541,869
Blount International, Inc.*	13,651	206,540
Briggs & Stratton Corp.(a)	11,874	213,969
Chart Industries, Inc.(a)*	6,257	382,490
CIRCOR International, Inc.	4,348	292,751
CLARCOR, Inc.(a)	10,970	691,988
Columbus McKinnon Corp.	4,066	89,411
Commercial Vehicle Group, Inc.*	5,920	36,586
Douglas Dynamics, Inc.	4,486	87,477
Dynamic Materials Corp.	2,800	53,340
Eastern Co. (The)	500	7,990
Energy Recovery, Inc.(a)*	3,627	12,840
EnPro Industries, Inc.*	6,787	410,817
ESCO Technologies, Inc.	5,761	200,368
Federal Signal Corp.	16,169	214,078
FreightCar America, Inc.	2,400	79,920
Global Brass & Copper Holdings, Inc.	1,322	19,394
Gorman-Rupp Co. (The)(a)	5,455	163,868
Graham Corp.	1,900	54,625
Greenbrier Cos., Inc. (The)(a)	6,690	490,912
Hardinge, Inc.	1,500	16,410
Harsco Corp.	19,401	415,375
Hillenbrand, Inc.	18,858	582,524
Hurco Cos., Inc.	1,000	37,660
Hyster-Yale Materials Handling, Inc.	2,000	143,240
John Bean Technologies Corp.	8,769	246,672
Kadant, Inc.	3,400	132,770
Key Technology, Inc.*	1,100	14,410
LB Foster Co., Class A	1,776	81,589
Lindsay Corp.(a)	2,399	179,325
Lydall, Inc.*	3,767	101,747
Manitex International, Inc.(a)*	1,300	14,677
Manitowoc Co., Inc. (The)(a)	32,658	765,830
Meritor, Inc.*	25,078	272,096
Mfri, Inc.*	1,900	18,012
Middleby Corp.*	2,702	238,127
Miller Industries, Inc.	2,958	49,990
Mueller Industries, Inc.	17,550	500,877
Mueller Water Products, Inc., Class A	37,796	312,951
NN, Inc.	4,300	114,896
Omega Flex, Inc.	488	9,496
PMFG, Inc.(a)*	2,118	10,590
Proto Labs, Inc.*	5,527	381,363
RBC Bearings, Inc.	4,700	266,490
Rexnord Corp.*	24,632	700,780
Standex International Corp.	4,000	296,560
Sun Hydraulics Corp.	6,200	233,058
Supreme Industries, Inc., Class A	1,256	9,809
Tecumseh Products Co.*	2,346	10,088
Tennant Co.	4,939	331,358
Titan International, Inc.(a)	14,568	172,194
Toro Co. (The)	2,065	122,310
Trimas Corp.*	12,810	311,667
Twin Disc, Inc.	2,200	59,312
Wabash National Corp.(a)*	20,517	273,286
Watts Water Technologies, Inc., Class A	8,314	484,291
Woodward, Inc.	10,736	511,248
Xerium Technologies, Inc.*	813	11,878
		14,739,529
Marine — 0.1%
Baltic Trading Ltd.(a)	10,173	42,116
International Shipholding Corp.	710	12,702
Matson, Inc.	9,800	245,294
		300,112
Media — 1.7%
AH Belo Corp., Class A	3,878	41,378
Ballantyne Strong, Inc.(a)*	3,464	15,415
Beasley Broadcasting Group, Inc., Class A	1,657	8,881
Carmike Cinemas, Inc.*	6,134	190,031
Central European Media Enterprises Ltd., Class A(a)*	7,100	15,975
Cinedigm Corp.(a)*	24,187	37,490

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Clear Channel Outdoor Holdings, Inc., Class A	3,398	$22,902
Crown Media Holdings, Inc., Class A(a)*	8,950	28,640
Cumulus Media, Inc., Class A(a)*	41,094	165,609
DreamWorks Animation SKG, Inc., Class A(a)*	16,439	448,292
Entercom Communications Corp., Class A(a)*	2,374	19,063
Entravision Communications Corp., Class A	16,829	66,643
EW Scripps Co. (The), Class A*	14,761	240,752
Gray Television, Inc.(a)*	11,286	88,934
Harte-Hanks, Inc.	17,183	109,456
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	5,183	290,818
Journal Communications, Inc., Class A*	15,194	128,085
LIN Media LLC, Class A*	5,084	112,865
Live Nation Entertainment, Inc.*	34,252	822,733
Loral Space & Communications, Inc.*	3,348	240,420
Martha Stewart Living Omnimedia, Class A(a)*	4,621	16,636
McClatchy Co. (The), Class A*	13,196	44,339
Meredith Corp.(a)	8,300	355,240
National CineMedia, Inc.	14,638	212,397
New York Times Co. (The), Class A(a)	37,349	419,056
Nexstar Broadcasting Group, Inc., Class A(a)	9,744	393,852
Radio One, Inc.(a)*	6,700	21,306
Regal Entertainment Group, Class A(a)	27,728	551,233
Rentrak Corp.(a)*	1,900	115,786
Saga Communications, Inc., Class A	1,116	37,475
Salem Communications Corp., Class A	1,041	7,922
Scholastic Corp.	6,621	213,991
Sinclair Broadcast Group, Inc., Class A(a)	17,343	452,479
Sizmek, Inc.*	4,823	37,330
Time, Inc.*	3,187	74,671
World Wrestling Entertainment, Inc., Class A(a)	3,414	47,011
		6,095,106
Metals & Mining — 1.8%
A.M. Castle & Co.*	2,487	21,239
AK Steel Holding Corp.(a)*	6,133	49,125
Ampco-Pittsburgh Corp.	2,200	44,000
Carpenter Technology Corp.	6,889	311,038
Century Aluminum Co.*	24,258	629,980
Coeur Mining, Inc.*	11,400	56,544
Commercial Metals Co.	29,810	508,857
Compass Minerals International, Inc.	7,210	607,659
Contango ORE, Inc.(a)*	350	3,080
Friedman Industries, Inc.	700	5,565
Globe Specialty Metals, Inc.	20,087	365,383
Haynes International, Inc.	2,200	101,178
Hecla Mining Co.	41,321	102,476
Horsehead Holding Corp.(a)*	11,407	188,558
Kaiser Aluminum Corp.(a)	4,533	345,505
Materion Corp.	5,300	162,551
McEwen Mining, Inc.(a)*	38,236	74,943
Mines Management, Inc.(a)*	8,088	4,910
Noranda Aluminum Holding Corp.	10,742	48,554
Olympic Steel, Inc.	1,900	39,083
RTI International Metals, Inc.*	5,500	135,630
Schnitzer Steel Industries, Inc., Class A(a)	5,701	137,109
Stillwater Mining Co.(a)*	32,208	484,086
SunCoke Energy, Inc.*	16,644	373,658
TimkenSteel Corp.	2,355	109,484
Universal Stainless & Alloy*	1,400	36,904
US Silica Holdings, Inc.(a)	13,049	815,693
Worthington Industries, Inc.	22,300	830,006
		6,592,798
Multi-Utilities — 0.4%
Avista Corp.(a)	14,817	452,363
Black Hills Corp.	9,900	474,012
NorthWestern Corp.	9,556	433,460
		1,359,835
Multiline Retail — 0.3%
ALCO Stores, Inc.*	200	400
Big Lots, Inc.	15,232	655,738
Bon-Ton Stores, Inc. (The)(a)	2,700	22,572
Fred's, Inc., Class A	8,287	116,018
Gordmans Stores, Inc.*	2,170	7,421
J.C. Penney Co., Inc.(a)*	17,910	179,817
Tuesday Morning Corp.(a)*	9,803	190,227
		1,172,193
Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.(a)*	14,400	76,032
Adams Resources & Energy, Inc.	900	39,861
Alon USA Energy, Inc.	14,330	205,779
Alpha Natural Resources, Inc.(a)*	55,174	136,832
Approach Resources, Inc.(a)*	5,197	75,357
Barnwell Industries, Inc.*	2,159	5,549
Bill Barrett Corp.(a)*	11,138	245,482
Bonanza Creek Energy, Inc.*	11,086	630,793
BPZ Resources, Inc.(a)*	14,821	28,308
Callon Petroleum Co.*	11,069	97,518
Carrizo Oil & Gas, Inc.(a)*	11,355	611,126
Cheniere Energy, Inc.*	2,000	160,060
Clayton Williams Energy, Inc.*	2,100	202,545
Clean Energy Fuels Corp.(a)*	13,545	105,651
Cloud Peak Energy, Inc.*	14,607	184,340
Comstock Resources, Inc.(a)	11,580	215,620
Contango Oil & Gas Co.*	3,897	129,536
Delek US Holdings, Inc.	18,778	621,927
DHT Holdings, Inc.	697	4,294
Diamondback Energy, Inc.*	2,771	207,215
Emerald Oil, Inc.(a)*	12,170	74,846
Energy XXI Bermuda Ltd.(a)	17,275	196,071
EnLink Midstream LLC	11,760	486,041
Escalera Resources Co.*	1,550	2,945
Evolution Petroleum Corp.	1,923	17,653
FieldPoint Petroleum Corp.(a)*	1,200	4,812
Forest Oil Corp.(a)*	7,860	9,196
GasLog Ltd.	18,166	399,834
Gastar Exploration, Inc.*	14,783	86,776
Goodrich Petroleum Corp.(a)*	6,030	89,365
Green Plains, Inc.(a)	9,194	343,764
Gulf Coast Ultra Deep Royalty Trust*	15,630	31,260
Halcon Resources Corp.(a)*	14,838	58,758
Harvest Natural Resources, Inc.(a)*	7,400	27,158
Kodiak Oil & Gas Corp.*	21,850	296,504
Matador Resources Co.(a)*	20,111	519,869
Midstates Petroleum Co., Inc.(a)*	1,771	8,944
Northern Oil and Gas, Inc.(a)*	13,680	194,530
Overseas Shipholding Group, Inc.*	2,209	7,307
Panhandle Oil and Gas, Inc., Class A	1,289	76,953
PBF Energy, Inc., Class A	18,025	432,600
PDC Energy, Inc.(a)*	9,518	478,660
Penn Virginia Corp.(a)*	17,926	227,839

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Petroquest Energy, Inc.*	14,106	$79,276
Renewable Energy Group, Inc.(a)*	7,534	76,470
Rex American Resources Corp.*	1,575	114,786
Rex Energy Corp.(a)*	16,655	211,019
Ring Energy, Inc.(a)*	553	8,151
Rosetta Resources, Inc.*	7,078	315,396
Scorpio Tankers, Inc.(a)	45,324	376,642
SemGroup Corp., Class A	11,786	981,420
Ship Finance International Ltd.(a)	15,390	260,399
Stone Energy Corp.(a)*	12,863	403,384
Swift Energy Co.(a)*	3,200	30,720
Synergy Resources Corp.(a)*	21,040	256,478
Targa Resources Corp.	2,467	335,931
Teekay Corp.(a)	620	41,143
Triangle Petroleum Corp.(a)*	21,302	234,535
Vaalco Energy, Inc.*	14,113	119,960
W&T Offshore, Inc.(a)	16,273	179,003
Warren Resources, Inc.*	16,549	87,710
Western Refining, Inc.	23,793	999,068
Westmoreland Coal Co.*	3,133	117,206
		13,284,207
Paper & Forest Products — 1.0%
Boise Cascade Co.*	8,998	271,200
Clearwater Paper Corp.*	6,154	369,917
Deltic Timber Corp.	2,800	174,496
Domtar Corp.	10,980	385,727
KapStone Paper and Packaging Corp.*	26,886	752,002
Louisiana-Pacific Corp.(a)*	35,219	478,626
Mercer International, Inc.*	9,357	91,231
Neenah Paper, Inc.	3,300	176,484
P. H. Glatfelter Co.	13,999	307,278
Resolute Forest Products, Inc.*	6,517	101,926
Schweitzer-Mauduit International, Inc.	8,407	347,293
Wausau Paper Corp.	9,409	74,613
		3,530,793
Personal Products — 0.3%
CCA Industries, Inc.*	556	1,918
Elizabeth Arden, Inc.*	10,100	169,074
Inter Parfums, Inc.	10,446	287,265
Medifast, Inc.(a)*	3,300	108,339
Natural Alternatives International, Inc.*	1,000	6,480
Natures Sunshine Products, Inc.(a)	1,700	25,211
Nutraceutical International Corp.*	2,300	48,093
Revlon, Inc., Class A(a)*	11,781	373,340
United-Guardian, Inc.	600	13,398
USANA Health Sciences, Inc.(a)*	3,400	250,444
		1,283,562
Pharmaceuticals — 1.0%
Akorn, Inc.(a)*	23,698	859,526
Auxilium Pharmaceuticals, Inc.(a)*	10,880	324,768
Contra Furiex Pharmaceuticals*	1,484	14,499
Cumberland Pharmaceuticals, Inc.(a)*	5,912	29,205
Depomed, Inc.*	13,440	204,154
Impax Laboratories, Inc.*	16,629	394,274
Lannett Co., Inc.*	7,831	357,720
Medicines Co. (The)(a)*	20,564	458,988
Pain Therapeutics, Inc.*	9,394	36,730
Pernix Therapeutics Holdings, Inc.*	8,297	63,721
Pozen, Inc.*	6,287	46,147
Prestige Brands Holdings, Inc.*	15,321	495,941
Sagent Pharmaceuticals, Inc.*	7,380	229,518
Sciclone Pharmaceuticals, Inc.*	14,555	100,284
Sucampo Pharmaceuticals, Inc., Class A(a)*	7,076	45,994
Transcept Pharmaceuticals, Inc.(a)	2,528	5,119
		3,666,588
Professional Services — 1.3%
Acacia Research Corp.(a)	7,978	123,499
Advisory Board Co. (The)*	8,569	399,230
Barrett Business Services, Inc.	2,100	82,929
CBIZ, Inc.(a)*	15,700	123,559
CDI Corp.	4,800	69,696
Corporate Executive Board Co. (The)	8,067	484,585
CRA International, Inc.*	2,200	55,946
Exponent, Inc.	2,610	184,997
Franklin Covey Co.*	5,596	109,626
FTI Consulting, Inc.*	9,066	316,947
GP Strategies Corp.*	3,999	114,851
Heidrick & Struggles International, Inc.	3,700	75,998
Hill International, Inc.*	9,200	36,800
Hudson Global, Inc.*	2,471	9,340
Huron Consulting Group, Inc.*	5,494	334,969
ICF International, Inc.*	4,955	152,564
Insperity, Inc.	5,700	155,838
Kelly Services, Inc., Class A	7,420	116,271
Kforce, Inc.	10,079	197,246
Korn/Ferry International*	13,550	337,395
Mastech Holdings, Inc.	1,061	10,796
Mistras Group, Inc.*	5,383	109,813
Navigant Consulting, Inc.*	11,322	157,489
On Assignment, Inc.*	16,087	431,936
Pendrell Corp.*	22,664	30,370
RCM Technologies, Inc.*	2,995	22,672
Resources Connection, Inc.	10,115	141,003
RPX Corp.*	13,370	183,570
SmartPros Ltd.	1,000	2,010
TrueBlue, Inc.*	10,021	253,131
Volt Information Sciences, Inc.(a)*	2,024	18,520
VSE Corp.	850	41,667
		4,885,263
Real Estate Investment Trusts (REITs) — 0.0%
CareTrust REIT, Inc.*	5,064	72,415
Geo Group, Inc. (The)	2,747	104,991
		177,406
Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	11,759	422,971
Altisource Asset Management Corp.*	596	402,306
Altisource Portfolio Solutions SA(a)*	6,567	661,954
AV Homes, Inc.(a)*	2,349	34,413
Consolidated-Tomoka Land Co.	995	48,825
Forestar Group, Inc.*	9,636	170,750
Griffin Land & Nurseries, Inc.	420	12,054
Kennedy-Wilson Holdings, Inc.	21,801	522,352
St. Joe Co. (The)(a)*	2,522	50,263
Tejon Ranch Co.*	8,031	225,189
		2,551,077
Road & Rail — 1.8%
AMERCO	2,817	737,744
ArcBest Corp.	6,929	258,452
Avis Budget Group, Inc.*	9,567	525,133
Celadon Group, Inc.	5,010	97,444
Con-way, Inc.	14,454	686,565
Covenant Transportation Group, Inc., Class A*	1,500	27,885
Heartland Express, Inc.(a)	20,851	499,590
Knight Transportation, Inc.(a)	21,744	595,568
Landstar System, Inc.(a)	11,596	837,115

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Marten Transport Ltd.	7,374	$131,331
P.A.M. Transportation Services, Inc.*	3,196	115,855
Quality Distribution, Inc.*	7,100	90,738
Roadrunner Transportation Systems, Inc.*	8,254	188,109
Saia, Inc.*	8,300	411,348
Swift Transportation Co.*	27,034	567,173
Universal Truckload Services, Inc.	3,300	80,025
USA Truck, Inc.(a)*	1,900	33,307
Werner Enterprises, Inc.(a)	23,649	595,955
		6,479,337
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	9,980	187,524
Advanced Micro Devices, Inc.(a)*	49,842	169,961
Alpha & Omega Semiconductor Ltd.*	1,256	11,806
Amkor Technology, Inc.*	54,677	459,834
Amtech Systems, Inc.*	2,200	23,540
Audience, Inc.(a)*	1,785	13,209
AXT, Inc.*	12,200	29,768
Brooks Automation, Inc.	15,972	167,866
Cabot Microelectronics Corp.*	5,298	219,602
Cascade Microtech, Inc.*	3,500	35,455
Ceva, Inc.*	4,258	57,228
Cirrus Logic, Inc.(a)*	15,545	324,113
Cohu, Inc.	4,866	58,246
Cyberoptics Corp.*	1,700	19,074
Diodes, Inc.*	11,325	270,894
DSP Group, Inc.*	2,800	24,836
Entegris, Inc.*	35,823	411,965
Entropic Communications, Inc.(a)*	19,895	52,921
Exar Corp.*	11,669	104,438
Fairchild Semiconductor International, Inc.*	29,879	464,021
FormFactor, Inc.*	13,287	95,268
GSI Technology, Inc.*	4,125	22,316
GT Advanced Technologies, Inc.(a)*	3,126	33,855
Inphi Corp.*	3,832	55,104
Integrated Device Technology, Inc.*	35,569	567,326
Integrated Silicon Solution, Inc.	6,586	90,492
International Rectifier Corp.*	18,499	725,901
Intersil Corp., Class A	35,197	500,149
IXYS Corp.	7,000	73,500
Kopin Corp.*	16,230	55,182
Kulicke & Soffa Industries, Inc.*	18,589	264,521
Lattice Semiconductor Corp.*	28,018	210,135
M/A-COM Technology Solutions Holdings, Inc.*	1,128	24,636
Magnachip Semiconductor Corp.*	9,645	112,847
MaxLinear, Inc., Class A*	702	4,830
Micrel, Inc.	17,040	204,991
Microsemi Corp.*	26,722	679,006
MKS Instruments, Inc.	15,403	514,152
Monolithic Power Systems, Inc.	9,630	424,201
MoSys, Inc.(a)*	4,488	10,861
Nanometrics, Inc.*	4,751	71,740
Omnivision Technologies, Inc.*	12,916	341,757
PDF Solutions, Inc.*	8,956	112,935
Pericom Semiconductor Corp.*	5,500	53,570
Photronics, Inc.(a)*	13,517	108,812
PMC - Sierra, Inc.*	46,352	345,786
Power Integrations, Inc.	9,435	508,641
Rambus, Inc.(a)*	27,437	342,414
RF Micro Devices, Inc.(a)*	77,719	896,877
Rubicon Technology, Inc.(a)*	1,600	6,800
Rudolph Technologies, Inc.*	7,386	66,843
Semtech Corp.*	18,554	503,741
Sigma Designs, Inc.*	6,837	29,467
Silicon Image, Inc.*	19,087	96,198
Silicon Laboratories, Inc.*	10,411	423,103
Spansion, Inc., Class A*	13,842	315,459
SunEdison, Inc.(a)*	43,347	818,391
SunPower Corp.(a)*	5,648	191,354
Synaptics, Inc.(a)*	12,601	922,393
Tessera Technologies, Inc.	12,956	344,370
TriQuint Semiconductor, Inc.*	31,351	597,864
Ultra Clean Holdings*	5,728	51,266
Ultratech, Inc.(a)*	6,800	154,700
Veeco Instruments, Inc.(a)*	9,575	334,646
Xcerra Corp.*	12,391	121,308
		15,536,009
Software — 3.2%
ACI Worldwide, Inc.*	27,670	519,089
Actuate Corp.*	14,300	55,770
Advent Software, Inc.(a)	14,205	448,310
American Software, Inc., Class A	5,100	44,982
AVG Technologies NV*	12,954	214,777
Aware, Inc.	4,900	18,081
Blackbaud, Inc.(a)	10,563	415,020
Bottomline Technologies, Inc.(a)*	7,935	218,927
Bsquare Corp.*	2,300	8,993
Compuware Corp.	52,903	561,301
Comverse, Inc.*	3,921	87,556
Digimarc Corp.(a)	1,256	26,012
Ebix, Inc.(a)	2,155	30,558
Ellie Mae, Inc.*	3,576	116,578
EnerNOC, Inc.(a)*	6,500	110,240
EPIQ Systems, Inc.	8,450	148,382
ePlus, Inc.*	1,200	67,260
Fair Isaac Corp.	11,323	623,897
Gerber Scientific(a)(c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,518
Guidance Software, Inc.(a)*	133	895
Interactive Intelligence Group(a)*	3,800	158,840
Kofax Ltd.*	10,630	82,276
Manhattan Associates, Inc.*	24,248	810,368
Mentor Graphics Corp.	33,936	695,518
Monotype Imaging Holdings, Inc.	8,920	252,614
NetScout Systems, Inc.*	10,385	475,633
Pegasystems, Inc.	17,356	331,673
Progress Software Corp.*	14,587	348,775
QAD, Inc., Class A	4,909	91,406
QAD, Inc., Class B	1,219	19,163
RealPage, Inc.(a)*	1,881	29,156
Rosetta Stone, Inc.(a)*	1,505	12,115
Rovi Corp.*	33,075	653,066
Seachange International, Inc.*	7,100	49,416
SolarWinds, Inc.*	14,130	594,166
SS&C Technologies Holdings, Inc.*	3,028	132,899
Synchronoss Technologies, Inc.(a)*	11,475	525,325
Take-Two Interactive Software, Inc.(a)*	25,440	586,901
TeleCommunication Systems, Inc., Class A*	10,596	29,563
TeleNav, Inc.*	8,331	55,818
TiVo, Inc.*	26,283	336,291
Tyler Technologies, Inc.*	8,702	769,257
Verint Systems, Inc.*	14,795	822,750
Zynga, Inc., Class A(a)*	29,532	79,736
		11,663,871
Specialty Retail — 4.6%
Aaron's, Inc.	18,376	446,904
Abercrombie & Fitch Co., Class A(a)	11,956	434,481

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Aeropostale, Inc.(a)*	6,593	$21,691
America's Car-Mart, Inc.(a)*	2,516	99,608
American Eagle Outfitters, Inc.	43,383	629,921
Ann, Inc.*	12,900	530,577
Asbury Automotive Group, Inc.*	9,000	579,780
Ascena Retail Group, Inc.*	1,093	14,537
Barnes & Noble, Inc.(a)*	15,343	302,871
Bebe Stores, Inc.(a)	19,210	44,567
Big 5 Sporting Goods Corp.	6,183	57,935
Books-A-Million, Inc.*	3,928	6,678
Brown Shoe Co., Inc.	12,112	328,598
Buckle, Inc. (The)(a)	13,351	606,002
Build-A-Bear Workshop, Inc.*	3,739	48,906
Cato Corp. (The), Class A	7,100	244,666
Chico's FAS, Inc.	36,478	538,780
Children's Place, Inc. (The)(a)	4,800	228,768
Christopher & Banks Corp.*	7,704	76,193
Citi Trends, Inc.*	3,643	80,510
Conn's, Inc.(a)*	8,299	251,211
CST Brands, Inc.	17,717	636,926
Destination Maternity Corp.	2,800	43,232
Destination XL Group, Inc.(a)*	7,225	34,102
DSW, Inc., Class A	2,471	74,402
Express, Inc.*	20,178	314,979
Finish Line Inc. (The), Class A	15,524	388,566
Five Below, Inc.(a)*	12,448	493,065
Genesco, Inc.*	7,330	547,917
Group 1 Automotive, Inc.(a)	6,400	465,344
Guess?, Inc.(a)	18,486	406,137
Haverty Furniture Cos., Inc.	4,500	98,055
hhgregg, Inc.(a)*	7,855	49,565
Hibbett Sports, Inc.(a)*	7,148	304,719
Kirkland's, Inc.*	5,977	96,289
Lithia Motors, Inc., Class A	7,255	549,131
Lumber Liquidators Holdings, Inc.(a)*	7,669	440,047
MarineMax, Inc.*	5,699	96,028
Men's Wearhouse, Inc. (The)	11,239	530,706
Monro Muffler Brake, Inc.(a)	9,850	478,020
Murphy USA, Inc.*	10,254	544,077
New York & Co., Inc.*	17,542	53,152
Office Depot, Inc.*	127,527	655,489
Outerwall, Inc.(a)*	7,243	406,332
Pacific Sunwear of California, Inc.(a)*	4,122	7,420
Penske Auto Group, Inc.	20,300	823,977
PEP Boys-Manny Moe & Jack (The)*	13,235	117,924
Perfumania Holdings, Inc.(a)*	1,156	7,341
Pier 1 Imports, Inc.(a)	29,666	352,729
Rent-A-Center, Inc.(a)	13,162	399,467
Restoration Hardware Holdings, Inc.(a)*	267	21,240
Select Comfort Corp.*	13,569	283,863
Shoe Carnival, Inc.	3,360	59,842
Sonic Automotive, Inc., Class A	10,445	256,007
Stage Stores, Inc.	8,747	149,661
Stein Mart, Inc.	11,157	128,863
Systemax, Inc.*	7,400	92,278
Tandy Leather Factory, Inc.	2,200	20,790
Tile Shop Holdings, Inc.(a)*	4,471	41,357
Trans World Entertainment	5,400	19,764
Vitamin Shoppe, Inc.*	7,222	320,585
West Marine, Inc.*	4,005	36,045
Winmark Corp.(a)	1,162	85,407
Zumiez, Inc.(a)*	6,876	193,216
		16,697,240
Textiles, Apparel & Luxury Goods — 1.6%
Charles & Colvard Ltd.(a)*	1,240	2,629
Cherokee, Inc.	1,700	30,957
Columbia Sportswear Co.	16,600	593,948
Crocs, Inc.*	22,563	283,842
Culp, Inc.	2,400	43,560
Deckers Outdoor Corp.(a)*	9,523	925,445
Delta Apparel, Inc.*	1,153	10,481
G-III Apparel Group Ltd.*	6,630	549,362
Iconix Brand Group, Inc.(a)*	15,698	579,884
Kate Spade & Co.*	1,351	35,437
Lakeland Industries, Inc.*	440	3,058
Movado Group, Inc.	4,970	164,308
Oxford Industries, Inc.	4,980	303,730
Perry Ellis International, Inc.*	3,333	67,827
Quiksilver, Inc.(a)*	16,793	28,884
Rocky Brands, Inc.	1,000	14,090
Skechers U.S.A., Inc., Class A*	11,016	587,263
Steven Madden Ltd.*	20,920	674,252
Superior Uniform Group, Inc.	1,100	23,815
Tumi Holdings, Inc.(a)*	15,558	316,605
Unifi, Inc.*	4,533	117,405
Wolverine World Wide, Inc.(a)	23,170	580,640
		5,937,422
Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	24,677	305,748
Bank Mutual Corp.	8,663	55,530
BankFinancial Corp.	4,900	50,862
Bear State Financial, Inc.(a)*	1,109	9,981
Beneficial Mutual Bancorp, Inc.*	17,310	221,222
Berkshire Hills Bancorp, Inc.	5,739	134,809
BofI Holding, Inc.(a)*	4,691	341,083
Brookline Bancorp, Inc.	16,019	136,962
Cape Bancorp, Inc.(a)	236	2,225
Capitol Federal Financial, Inc.(a)	41,046	485,164
Citizens Community Bancorp, Inc.	400	3,556
Clifton Bancorp, Inc.	4,918	61,918
Dime Community Bancshares, Inc.	8,499	122,386
ESB Financial Corp.(a)	835	9,753
ESSA Bancorp, Inc.	1,900	21,470
EverBank Financial Corp.(a)	16,474	290,931
Federal Agricultural Mortgage Corp., Class C	1,400	44,996
First Defiance Financial Corp.	1,100	29,711
First Financial Northwest, Inc.	2,239	22,860
Flagstar Bancorp, Inc.*	13,420	225,859
Fox Chase Bancorp, Inc.	3,230	52,681
Hampden Bancorp, Inc.	300	5,157
HF Financial Corp.	110	1,478
Hingham Institution for Savings	213	17,370
Home Bancorp, Inc.*	994	22,574
HopFed Bancorp, Inc.	415	4,748
Kearny Financial Corp.*	17,221	229,556
Meridian Bancorp, Inc.*	7,859	82,991
Meta Financial Group, Inc.	256	9,027
MGIC Investment Corp.(a)*	40,575	316,891
Nationstar Mortgage Holdings, Inc.(a)*	1,941	66,460
New Hampshire Thrift Bancshares, Inc.	200	3,116
Northeast Community Bancorp, Inc.	2,200	15,246
Northfield Bancorp, Inc.	14,040	191,225
Northwest Bancshares, Inc.	24,900	301,290
OceanFirst Financial Corp.	3,912	62,240
Oritani Financial Corp.	13,840	195,006
PennyMac Financial Services, Inc., Class A*	327	4,790

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Provident Financial Holdings, Inc.	600	$8,754
Provident Financial Services, Inc.	15,415	252,343
Pulaski Financial Corp.	2,040	23,460
Radian Group, Inc.(a)	24,936	355,587
SI Financial Group, Inc.	2,065	23,107
Simplicity Bancorp, Inc.	2,068	34,742
Territorial Bancorp, Inc.	2,302	46,708
Timberland Bancorp, Inc.	2,600	27,352
Tree.com, Inc.*	900	32,301
Trustco Bank Corp. NY	21,917	141,145
United Community Financial Corp.	831	3,889
United Financial Bancorp, Inc.	13,701	173,866
Walker & Dunlop, Inc.*	3,682	48,934
Washington Federal, Inc.	26,976	549,231
Waterstone Financial, Inc.	8,664	100,069
Westfield Financial, Inc.	5,000	35,300
WSFS Financial Corp.	1,002	71,753
		6,087,413
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	35,306
Universal Corp.(a)	5,600	248,584
Vector Group Ltd.(a)	1,092	24,221
		308,111
Trading Companies & Distributors — 1.3%
Aceto Corp.	8,918	172,296
Aircastle Ltd.	15,000	245,400
Applied Industrial Technologies, Inc.	12,273	560,262
Beacon Roofing Supply, Inc.*	13,609	346,757
CAI International, Inc.*	4,585	88,720
DXP Enterprises, Inc.*	3,100	228,408
GATX Corp.	13,489	787,353
H&E Equipment Services, Inc.	10,384	418,268
Houston Wire & Cable Co.	5,746	68,837
Kaman Corp., Class A	7,224	283,903
Lawson Products, Inc.*	1,575	35,107
MRC Global, Inc.*	7,875	183,645
Rush Enterprises, Inc., Class A(a)*	8,947	299,277
TAL International Group, Inc.*	10,591	436,879
Textainer Group Holdings Ltd.(a)	13,035	405,649
Titan Machinery, Inc.(a)*	3,710	48,193
Watsco, Inc.	966	83,250
Willis Lease Finance Corp.*	900	18,468
		4,710,672
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	23,396	407,090
Water Utilities — 0.2%
American States Water Co.	8,743	265,962
Artesian Resources Corp., Class A	1,300	26,182
California Water Service Group	11,285	253,236
Connecticut Water Service, Inc.	1,900	61,750
Consolidated Water Co., Ltd.(a)	2,822	32,961
Middlesex Water Co.	2,337	45,805
SJW Corp.	4,400	118,228
York Water Co.(a)	1,271	25,420
		829,544
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)*	1,359	9,689
NTELOS Holdings Corp.(a)	3,570	37,985
Shenandoah Telecommunications Co.	4,199	104,177
Spok Holdings, Inc.	4,000	52,040
Telephone & Data Systems, Inc.	17,483	418,893
		622,784
TOTAL COMMON STOCKS
(Identified Cost $261,464,298)		363,879,896

RIGHTS & WARRANTS — 0.0%
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14*	79	—
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	50,175	1,505
Pharmaceuticals — 0.0%
FRD Acquisition Co.(b)*	656	—
Fresenius Kabi Pharmaceuticals Holding,
Inc., expires 6/30/11(b)(c)*	13,728	—

Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires 3/31/17*	2,600	6,552
TOTAL RIGHTS & WARRANTS
(Identified Cost $22,580)		8,057

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,753,153	1,753,153
		1,753,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,753,154)		1,753,154

COLLATERAL FOR SECURITIES ON LOAN — 25.1%
State Street Navigator Securities
Lending Prime Portfolio	91,822,982	91,822,982
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $91,822,982)		91,822,982

Total Investments — 125.2%
(Identified Cost $355,063,014)#		457,464,089
Liabilities, Less Cash and Other Assets — (25.2%)		(92,017,449)

Net Assets — 100.0%		$365,446,640

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $99,447,091.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $355,063,014. Net unrealized appreciation aggregated $102,401,075 of which $121,000,858 related to appreciated investment securities and $18,599,783 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	18.2%
Information Technology	18.1%
Industrials	17.3%
Consumer Discretionary	17.0%
Health Care	9.7%
Materials	6.1%
Energy	5.9%
Consumer Staples	4.1%
Utilities	2.9%
Telecommunication Services	0.7%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Australia — 6.2%
Alumina Ltd.*	331,073	$491,331
AMP Ltd.	19,581	93,607
Asciano Ltd.	327,641	1,735,540
ASX Ltd.	3,208	100,722
Bank of Queensland Ltd.	101,410	1,033,510
Beach Energy Ltd.	1,825	2,253
Bendigo and Adelaide Bank Ltd.(a)	52,516	548,086
BlueScope Steel Ltd.*	66,691	316,481
Boral Ltd.	166,324	723,756
Caltex Australia Ltd.	54,126	1,326,447
Downer EDI Ltd.	15,365	59,327
Echo Entertainment Group Ltd.	139,940	401,880
Fairfax Media Ltd.	358,477	243,245
Fortescue Metals Group Ltd.(a)	181,275	552,330
GrainCorp Ltd.	3,165	23,693
Harvey Norman Holdings Ltd.(a)	61,690	196,066
Incitec Pivot Ltd.	320,241	759,849
Leighton Holdings Ltd.	2,976	50,289
Lend Lease Group	87,370	1,096,964
Macquarie Group Ltd.	91,469	4,612,135
Metcash Ltd.(a)	39,871	91,811
National Australia Bank Ltd.	102,321	2,915,167
New Hope Corp. Ltd.	3,441	7,863
Newcrest Mining Ltd.*	101,673	939,159
Orica Ltd.	12,032	199,104
Origin Energy Ltd.	188,202	2,466,761
Primary Health Care Ltd.	74,130	283,633
Qantas Airways Ltd.*	206,963	251,877
QBE Insurance Group Ltd.	196,459	2,005,633
Rio Tinto Ltd.	35,019	1,826,776
Santos Ltd.	329,928	3,948,833
Seven Group Holdings Ltd.	5,495	32,523
Sims Metal Management Ltd.(a)*	38,790	380,721
Sonic Healthcare Ltd.	7,467	114,672
Suncorp Group Ltd.	214,441	2,636,064
TABCORP Holdings Ltd.	156,747	495,436
Tatts Group Ltd.	310,633	856,721
Toll Holdings Ltd.(a)	145,327	717,640
Treasury Wine Estates Ltd.	105,063	390,029
Wesfarmers Ltd.	172,780	6,377,862
Woodside Petroleum Ltd.	35,659	1,267,583
WorleyParsons Ltd.	7,306	98,126
		42,671,505
Austria — 0.1%
OMV AG	4,838	162,818
Raiffeisen Bank International AG	8,878	193,094
		355,912
Belgium — 1.7%
Ageas	50,706	1,683,403
Belgacom SA(a)	2,012	70,037
Colruyt SA(a)	6,544	288,339
Delhaize Group SA(a)	27,093	1,884,828
KBC Groep NV*	42,305	2,253,017
Solvay SA	16,589	2,554,139
UCB SA	25,292	2,296,212
Umicore SA(a)	15,912	696,082
		11,726,057
Canada — 8.7%
Agnico Eagle Mines Ltd.	2,596	75,362
Agrium, Inc.(a)	25,931	2,307,859
Bank of Montreal	12,708	935,563
Barrick Gold Corp.	188,111	2,757,707
Blackberry Ltd.(a)*	13,552	134,707
Blackberry Ltd.(a)*	35,700	355,741
Bonavista Energy Corp.(a)	1,300	14,951
Cameco Corp.(a)	36,048	636,018
Cameco Corp.	20,557	363,037
Canadian Natural Resources Ltd.(a)	121,797	4,731,807
Canadian Natural Resources Ltd.	81,115	3,150,507
Canadian Tire Corp. Ltd., Class A	21,440	2,196,741
Catamaran Corp.*	5,731	241,562
Crescent Point Energy Corp.(a)	45,859	1,655,092
Eldorado Gold Corp.	26,884	181,198
Empire Co., Ltd., Class A	7,800	542,472
Enerplus Corp.(a)	30,268	574,577
Enerplus Corp.	220	4,173
Ensign Energy Services, Inc.	16,271	213,712
Fairfax Financial Holdings Ltd.	3,000	1,344,140
First Quantum Minerals Ltd.	95,754	1,848,477
Genworth MI Canada, Inc.(a)	4,800	151,721
George Weston Ltd.	5,033	396,636
Goldcorp, Inc.	50,251	1,157,281
Goldcorp, Inc.	8,798	202,834
Husky Energy, Inc.(a)	65,750	1,804,683
Industrial Alliance Insurance & Financial
Services, Inc.	18,285	757,066
Kinross Gold Corp.*	265,454	881,726
Loblaw Cos., Ltd.	7,193	359,987
Magna International, Inc.	17,056	1,618,869
Manulife Financial Corp.(a)	243,493	4,683,101
MEG Energy Corp.*	7,380	226,550
Pacific Rubiales Energy Corp.	54,533	914,442
Pan American Silver Corp.(a)	6,906	75,908
Pan American Silver Corp.(a)	8,150	89,487
Pengrowth Energy Corp.(a)	59,301	310,815
Penn West Petroleum Ltd.(a)	73,651	499,139
Precision Drilling Corp.	40,259	434,601
Precision Drilling Corp.	27,805	300,016
Sun Life Financial, Inc.	38,391	1,391,736
Suncor Energy, Inc.	259,369	9,386,335
Suncor Energy, Inc.	27,648	999,475
Talisman Energy, Inc.	34,599	299,281
Talisman Energy, Inc.	199,277	1,724,179
Teck Resources Ltd., Class B	86,900	1,645,742
Thomson Reuters Corp.	99,516	3,625,388
TMX Group Ltd.	700	34,233
TransAlta Corp.(a)	32,569	341,699
TransAlta Corp.(a)	19,981	209,801
Turquoise Hill Resources Ltd.*	84,222	314,990
Whitecap Resources, Inc.(a)	1,313	18,793
Yamana Gold, Inc.(a)	135,178	811,104
		59,933,021
Denmark — 1.4%
A P Moller - Maersk A/S, Class A	349	806,539
A P Moller - Maersk A/S, Class B	1,365	3,242,528
Carlsberg A/S, Class B	21,154	1,880,818
Danske Bank A/S	72,152	1,961,254
FLSmidth & Co. A/S(a)	4,386	209,865
H Lundbeck A/S	6,315	141,011
Rockwool International A/S, B Shares	570	82,499
TDC A/S	202,485	1,537,822
		9,862,336
Finland — 1.0%
Fortum Oyj	131,134	3,198,293
Kesko Oyj, B Shares	6,878	246,284
Neste Oil Oyj(a)	18,872	388,532
Stora Enso Oyj, R Shares	133,259	1,111,706

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland (Continued)
UPM-Kymmene Oyj	128,891	$1,841,221
		6,786,036
France — 9.0%
AXA SA	318,289	7,843,314
BNP Paribas SA	78,582	5,212,769
Bollore SA	1,022	580,619
Bouygues SA	51,376	1,665,414
Casino Guichard Perrachon SA	14,440	1,555,193
CGG, ADR(a)*	8,801	80,265
Cie de Saint-Gobain	84,601	3,871,903
Cie Generale des Etablissements Michelin	14,673	1,384,025
CNP Assurances	27,465	517,223
Credit Agricole SA	68,516	1,033,710
Eiffage SA	1,943	108,373
Electricite de France SA	32,593	1,069,097
GDF Suez	296,273	7,431,766
Lafarge SA	38,431	2,767,768
Lagardere SCA	17,497	468,290
Natixis(a)	161,411	1,110,685
Orange SA	358,763	5,394,581
Peugeot SA*	83,563	1,071,802
Renault SA	59,687	4,323,484
Rexel SA	36,042	672,600
SCOR SE	16,355	510,956
Societe Generale SA	93,114	4,753,703
STMicroelectronics NV(a)	140,588	1,086,727
Vallourec SA	14,384	661,487
Vivendi SA*	298,408	7,206,412
		62,382,166
Germany — 7.4%
Allianz SE	72,547	11,760,778
Bayerische Motoren Werke AG	55,419	5,951,144
Bilfinger SE(a)	214	13,571
Celesio AG	6,399	212,887
Commerzbank AG*	126,955	1,898,551
Daimler AG	169,178	12,976,808
Deutsche Bank AG(a)	69,723	2,430,544
Deutsche Bank AG	7,197	252,480
Deutsche Lufthansa AG	51,143	807,775
E.On AG	286,962	5,253,676
Fraport AG Frankfurt Airport Services
Worldwide(a)	3,931	258,481
HeidelbergCement AG	23,705	1,566,493
K+S AG	36,366	1,031,405
Metro AG*	24,864	819,029
Muenchener Rueckversicherungs AG	12,486	2,468,864
OSRAM Licht AG*	2,607	97,120
RWE AG	69,170	2,695,653
Volkswagen AG	4,511	936,119
		51,431,378
Hong Kong — 2.5%
Cathay Pacific Airways Ltd.	291,000	536,665
Cheung Kong Holdings Ltd.	58,000	954,610
FIH Mobile Ltd.*	240,000	124,870
Hang Lung Group Ltd.	77,000	379,306
Henderson Land Development Co., Ltd.	68,963	446,736
Hongkong & Shanghai Hotels Ltd. (The)	68,495	100,032
Hopewell Holdings Ltd.	81,000	283,740
Hutchison Whampoa Ltd.	266,000	3,220,152
Kerry Logistics Network Ltd.	30,250	47,217
Kerry Properties Ltd.	154,000	515,657
MTR Corp. Ltd.	102,000	399,995
New World Development Co., Ltd.	1,539,771	1,792,633
Noble Group Ltd.	859,000	875,363
Orient Overseas International Ltd.	43,000	238,124
Shangri-La Asia Ltd.	161,143	238,658
Sino Land Co., Ltd.	229,967	357,174
Sun Hung Kai Properties Ltd.	180,677	2,561,870
Swire Pacific Ltd., Series A	76,500	987,179
Swire Pacific Ltd., Series B	12,500	30,136
Tsim Sha Tsui Properties	60,907	143,387
Wharf Holdings Ltd. (The)	238,000	1,693,465
Wheelock & Co., Ltd.	266,000	1,272,645
Yue Yuen Industrial Holdings Ltd.	8,000	24,418
		17,224,032
Ireland — 0.2%
Bank of Ireland*	2,622,694	1,026,905
Bank of Ireland(a)*	8,152	129,046
CRH PLC, ADR(a)	12,757	290,987
		1,446,938
Israel — 0.4%
Bank Hapoalim B.M.	243,823	1,375,040
Bank Leumi Le-Israel*	245,548	994,740
Israel Discount Bank Ltd., Series A*	138,247	237,986
Mizrahi Tefahot Bank Ltd.	3,246	38,806
Teva Pharmaceutical Industries Ltd., ADR	1,855	99,706
		2,746,278
Italy — 1.7%
Banca Monte dei Paschi di Siena SpA*	121,974	160,838
Banco Popolare SC(a)*	35,497	521,425
Finmeccanica SpA*	25,420	247,383
Intesa Sanpaolo SpA	739,508	2,247,290
Mediobanca SpA*	25,087	215,783
Telecom Italia SpA(a)*	2,584,403	2,962,290
UniCredit SpA	467,321	3,694,965
Unione di Banche Italiane SCPA(a)	222,301	1,869,977
		11,919,951
Japan — 22.1%
77 Bank Ltd. (The)	44,000	231,885
Aeon Co., Ltd.	200,400	1,995,321
Aisin Seiki Co., Ltd.	30,200	1,089,045
Alfresa Holdings Corp.(a)	22,000	317,137
Amada Co., Ltd.(a)	51,000	485,936
Aoyama Trading Co., Ltd.	5,900	137,447
Asahi Glass Co., Ltd.(a)	116,000	628,891
Asahi Kasei Corp.	363,000	2,947,027
Asatsu-DK, Inc.	1,100	27,592
Bank of Kyoto Ltd. (The)	45,000	373,786
Bank of Yokohama Ltd. (The)	194,000	1,066,978
Canon Marketing Japan, Inc.	8,000	154,055
Chiba Bank Ltd. (The)	107,000	744,390
Chugoku Bank Ltd. (The)(a)	19,700	289,370
Citizen Holdings Co., Ltd.	64,400	422,189
Coca-Cola West Co., Ltd.	15,200	221,192
COMSYS Holdings Corp.	6,300	108,624
Cosmo Oil Co., Ltd.	111,000	187,235
Dai Nippon Printing Co., Ltd.	128,000	1,283,210
Dai-ichi Life Insurance Co., Ltd. (The)	101,800	1,511,105
Daicel Corp.	51,000	553,827
Daido Steel Co., Ltd.(a)	66,000	262,977
Daishi Bank Ltd. (The)	40,000	139,685
Denki Kagaku Kogyo KK	67,000	219,312
DIC Corp.	83,000	186,168
Fuji Media Holdings, Inc.	8,400	124,918
FUJIFILM Holdings Corp.	66,500	2,043,355
Fujikura Ltd.	65,000	312,925

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Fukuoka Financial Group, Inc.	100,000	$476,864
Fukuyama Transporting Co., Ltd.(a)	10,000	49,875
Furukawa Electric Co., Ltd.(a)	52,000	104,308
Glory Ltd.	10,500	296,307
Gunma Bank Ltd. (The)	55,000	316,936
H2O Retailing Corp.(a)	14,000	234,365
Hachijuni Bank Ltd. (The)	68,000	408,589
Hankyu Hanshin Holdings, Inc.	168,000	978,819
Higo Bank Ltd. (The)	29,000	159,444
Hiroshima Bank Ltd. (The)	67,000	329,273
Hitachi Chemical Co., Ltd.	24,000	426,715
Hitachi Construction Machinery Co., Ltd.(a)	29,600	595,913
Hitachi High-Technologies Corp.	5,800	166,583
Hitachi Transport System Ltd.	7,700	99,414
Hokkoku Bank Ltd. (The)	38,000	129,236
Hokuhoku Financial Group, Inc.	200,000	392,068
Honda Motor Co., Ltd.	145,100	5,027,399
House Foods Group, Inc.(a)	8,700	151,035
Hyakujushi Bank Ltd. (The)	35,000	112,013
Ibiden Co., Ltd.	32,600	634,909
Idemitsu Kosan Co., Ltd.	29,200	619,809
Iida Group Holdings Co., Ltd.	7,800	95,442
Isetan Mitsukoshi Holdings Ltd.(a)	49,400	643,202
ITOCHU Corp.	281,200	3,435,678
Iyo Bank Ltd. (The)(a)	38,700	391,675
J Front Retailing Co., Ltd.	62,500	817,757
JFE Holdings, Inc.	92,200	1,839,797
Joyo Bank Ltd. (The)(a)	91,000	448,051
JSR Corp.(a)	2,400	41,862
Juroku Bank Ltd. (The)	33,000	123,665
JX Holdings, Inc.	446,500	2,057,951
K's Holdings Corp.(a)	3,900	116,102
Kagoshima Bank Ltd. (The)	22,000	139,813
Kamigumi Co., Ltd.	32,000	302,858
Kaneka Corp.	80,000	447,139
Kawasaki Kisen Kaisha Ltd.	266,000	565,106
Keiyo Bank (The)	24,000	122,325
Kewpie Corp.	7,100	119,892
Kirin Holdings Co., Ltd.	26,900	357,236
Kobe Steel Ltd.	835,000	1,355,186
Konica Minolta, Inc.	142,000	1,532,966
Kuraray Co., Ltd.	76,400	895,832
Kurita Water Industries Ltd.	3,100	69,165
Kyocera Corp.	23,100	1,076,491
Kyowa Hakko Kirin Co., Ltd.	37,000	453,750
Lintec Corp.	2,100	44,403
LIXIL Group Corp.(a)	30,300	647,303
Marubeni Corp.	310,000	2,122,161
Marui Group Co., Ltd.	35,300	290,640
Medipal Holdings Corp.(a)	23,500	285,621
Mitsubishi Chemical Holdings Corp.	429,900	2,115,104
Mitsubishi Corp.	89,900	1,841,034
Mitsubishi Gas Chemical Co., Inc.(a)	54,000	344,162
Mitsubishi Logistics Corp.(a)	8,000	114,812
Mitsubishi Materials Corp.(a)	355,000	1,149,077
Mitsubishi Tanabe Pharma Corp.	33,200	487,065
Mitsubishi UFJ Financial Group, Inc.	955,000	5,400,419
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	5,785,817
Mitsui & Co., Ltd.	87,000	1,371,931
Mitsui & Co., Ltd., ADR	2,885	909,871
Mitsui Chemicals, Inc.(a)*	220,000	611,808
Mitsui Engineering & Shipbuilding Co., Ltd.	72,000	162,152
Mitsui Mining & Smelting Co., Ltd.	39,000	103,834
Mitsui OSK Lines Ltd.(a)	266,000	848,872
Mizuho Financial Group, Inc.	4,157,700	7,426,427
MS&AD Insurance Group Holdings, Inc.	63,100	1,376,492
Nagase & Co., Ltd.	24,000	291,698
NEC Corp.	734,000	2,536,458
Nexon Co. Ltd.	2,500	20,629
NH Foods Ltd.	25,067	531,624
NHK Spring Co., Ltd.	21,000	205,835
Nikon Corp.(a)	46,100	666,228
Nippo Corp.	11,000	201,696
Nippon Electric Glass Co., Ltd.(a)	54,000	262,922
Nippon Express Co., Ltd.	221,000	924,905
Nippon Paper Industries Co., Ltd.(a)	30,700	459,345
Nippon Sheet Glass Co., Ltd.(a)*	16,000	17,652
Nippon Shokubai Co., Ltd.(a)	18,000	200,228
Nippon Steel Sumitomo Metal Corp.	1,348,275	3,498,692
Nippon Yusen KK(a)	501,000	1,320,164
Nishi-Nippon City Bank Ltd. (The)	89,000	237,766
Nissan Motor Co., Ltd.(a)	426,800	4,160,011
Nisshin Seifun Group, Inc.	36,298	358,760
Nisshin Steel Co., Ltd.(a)	15,999	145,293
Nisshinbo Holdings, Inc.	23,000	193,143
NOK Corp.	23,300	534,514
Nomura Real Estate Holdings, Inc.	9,800	168,345
North Pacific Bank Ltd.	32,000	126,045
NTN Corp.(a)	145,000	654,434
NTT DOCOMO, Inc.	267,400	4,462,965
Obayashi Corp.(a)	99,000	677,903
Oji Holdings Corp.	226,000	855,163
Onward Holdings Co., Ltd.	28,000	174,880
Otsuka Holdings Co., Ltd.	19,600	675,523
Rengo Co., Ltd.(a)	18,000	80,912
Resona Holdings, Inc.	200,800	1,132,206
Ricoh Co., Ltd.	230,800	2,478,982
San-In Godo Bank Ltd. (The)	22,000	155,259
Sankyo Co., Ltd.(a)	6,900	247,249
SBI Holdings, Inc.	25,400	284,397
Seino Holdings Co., Ltd.	23,000	184,336
Sekisui Chemical Co., Ltd.	40,000	458,810
Sekisui House Ltd.	166,100	1,956,701
Shiga Bank Ltd. (The)	30,000	165,215
Shinsei Bank Ltd.(a)	108,000	231,411
Shizuoka Bank Ltd. (The)	72,000	741,172
Showa Denko KK	459,000	602,653
Showa Shell Sekiyu KK	15,400	146,874
SKY Perfect JSAT Holdings, Inc.	36,000	211,716
Sojitz Corp.	145,400	228,026
Sompo Japan Nipponkoa Holdings, Inc.	36,400	883,158
Sony Corp., ADR(a)	212,565	3,834,673
Sumitomo Bakelite Co., Ltd.	36,000	141,144
Sumitomo Chemical Co., Ltd.(a)	491,000	1,750,454
Sumitomo Corp.(a)	132,200	1,459,112
Sumitomo Dainippon Pharma Co., Ltd.(a)	5,300	67,509
Sumitomo Electric Industries Ltd.	144,800	2,139,489
Sumitomo Forestry Co., Ltd.	38,000	408,844
Sumitomo Heavy Industries Ltd.	111,000	624,454
Sumitomo Metal Mining Co., Ltd.	94,000	1,323,328
Sumitomo Mitsui Financial Group, Inc.	223,900	9,127,485
Sumitomo Mitsui Trust Holdings, Inc.	290,000	1,207,066
Sumitomo Rubber Industries Ltd.	38,900	552,953
Suzuken Co., Ltd.	11,400	328,461
Suzuki Motor Corp.	46,800	1,551,324
T&D Holdings, Inc.	157,600	2,023,976
Takashimaya Co., Ltd.	47,000	392,970
Takata Corp.	1,800	40,833
TDK Corp.(a)	38,700	2,159,508
Teijin Ltd.(a)	266,000	642,717
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
TOKAI RIKA Co., Ltd.	11,500	$243,055
Tokio Marine Holdings, Inc.	40,300	1,250,246
Toppan Printing Co., Ltd.(a)	87,000	625,083
Toshiba TEC Corp.	12,000	77,684
Tosoh Corp.	111,000	449,364
Toyo Seikan Group Holdings Ltd.	24,300	301,105
Toyobo Co., Ltd.	39,000	56,540
Toyoda Gosei Co., Ltd.	13,900	271,220
Toyota Boshoku Corp.(a)	13,800	144,700
Toyota Tsusho Corp.	61,300	1,493,445
Ube Industries Ltd.(a)	247,000	394,119
UNY Group Holdings Co., Ltd.(a)	39,000	207,313
Ushio, Inc.	8,800	92,915
Wacoal Holdings Corp.	14,000	136,330
Yamada Denki Co., Ltd.(a)	99,500	290,312
Yamaguchi Financial Group, Inc.(a)	28,000	264,491
Yamaha Corp.	32,700	427,254
Yamato Kogyo Co., Ltd.	6,000	200,228
Yamazaki Baking Co., Ltd.(a)	31,000	399,672
Yokohama Rubber Co., Ltd. (The)	33,000	285,544
		152,802,220
Netherlands — 3.0%
Aegon NV	245,202	2,022,977
Akzo Nobel NV	10,175	697,196
ArcelorMittal	179,320	2,468,743
ArcelorMittal-NY Registered(a)	134,782	1,845,165
Fugro NV(a)	2,937	88,900
ING Groep NV*	513,355	7,333,328
Koninklijke Boskalis Westminster NV	12,295	692,292
Koninklijke DSM NV	48,606	2,999,298
Koninklijke KPN NV*	84,575	271,009
Koninklijke Philips NV	78,119	2,492,853
TNT Express NV	2,208	13,983
		20,925,744
New Zealand — 0.1%
Auckland International Airport Ltd.	62,425	187,618
Contact Energy Ltd.	113,218	528,534
Fletcher Building Ltd.	20,687	141,791
		857,943
Norway — 0.9%
DnB ASA	134,288	2,514,471
Norsk Hydro ASA	262,901	1,470,666
Orkla ASA	29,615	267,813
Statoil ASA	8,118	221,374
Stolt-Nielsen Ltd.	167	3,236
Storebrand ASA*	74,458	414,431
Subsea 7 SA(a)	32,952	470,578
Yara International ASA	22,501	1,129,822
		6,492,391
Portugal — 0.0%
Banco Espirito Santo SA(a)*	414,564	—
Singapore — 1.0%
CapitaLand Ltd.	408,000	1,023,438
City Developments Ltd.	34,000	256,392
DBS Group Holdings Ltd.(a)	132,896	1,918,903
Golden Agri-Resources Ltd.(a)	876,000	353,641
Hutchison Port Holdings Trust	502,000	351,400
Keppel Land Ltd.	134,000	367,641
Neptune Orient Lines Ltd.(a)*	150,749	109,898
OUE Ltd.	64,000	106,859
Singapore Airlines Ltd.	161,340	1,244,482
United Industrial Corp. Ltd.	130,343	340,238
UOL Group Ltd.	36,418	188,699
Venture Corp. Ltd.	19,000	113,342
Wilmar International Ltd.	344,000	833,237
		7,208,170
Spain — 2.6%
Acciona SA*	7,271	544,223
Banco de Sabadell SA(a)	991,778	2,936,248
Banco Popular Espanol SA(a)	272,275	1,666,869
Banco Santander SA	237,172	2,279,953
CaixaBank SA	178,442	1,086,563
CaixaBank SA(a)	1,961	11,940
EDP Renovaveis SA(a)	18,086	125,411
Iberdrola SA	832,732	5,963,607
Mapfre SA	129,076	457,135
Repsol SA	116,312	2,761,869
		17,833,818
Sweden — 3.0%
Boliden AB	57,929	940,062
Holmen AB, B Shares	15,168	462,019
Meda AB, A Shares	18,317	257,392
Nordea Bank AB	228,898	2,978,592
SSAB AB, A Shares*	40,570	348,297
SSAB AB, B Shares	279,497	3,733,857
SSAB Svenskt Stal AB, Series B*	17,977	134,404
Svenska Cellulosa AB, Series A	1,411	33,691
Svenska Cellulosa AB, Series B	119,492	2,849,858
Svenska Handelsbanken AB, A Shares	15,714	739,316
Swedbank AB, A Shares	49,945	1,257,623
Tele2 AB, B Shares	47,188	569,905
Telefonaktiebolaget LM Ericsson	392,300	4,979,861
Telefonaktiebolaget LM Ericsson, A Shares	698	8,459
TeliaSonera AB	232,857	1,610,895
		20,904,231
Switzerland — 10.2%
ABB Ltd.*	159,047	3,578,433
Adecco SA*	45,211	3,071,052
Alpiq Holding AG(a)*	161	16,948
Aryzta AG*	22,771	1,964,169
Baloise Holding AG	9,842	1,262,852
Cie Financiere Richemont SA	15,396	1,263,514
Clariant AG*	67,028	1,148,610
Credit Suisse Group AG*	157,675	4,371,695
Givaudan SA*	376	601,789
Holcim Ltd.*	63,904	4,662,107
Julius Baer Group Ltd.*	7,561	339,362
Lonza Group AG*	10,433	1,261,096
Novartis AG	218,398	20,622,792
OC Oerlikon Corp. AG(a)*	10,340	128,884
Sulzer AG	3,546	436,425
Swatch Group AG (The)	1,314	115,063
Swatch Group AG (The)	3,272	1,556,316
Swiss Life Holding AG*	5,342	1,276,887
Swiss Re AG*	117,226	9,350,330
UBS AG*	347,194	6,058,712
Zurich Insurance Group AG*	25,793	7,694,403
		70,781,439
United Kingdom — 16.0%
Anglo American PLC	229,774	5,155,375
Barclays PLC	657,351	2,423,854
Barclays PLC, ADR	181,979	2,695,109
Barratt Developments PLC	25,310	162,525
BP PLC, ADR(a)	578,437	25,422,306
Carnival PLC(a)	29,821	1,191,349
Carnival PLC, ADR	13,345	533,068

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Friends Life Group Ltd.	212,339	$1,060,583
Glencore PLC*	509,503	2,834,766
HSBC Holdings PLC	185,329	1,881,093
HSBC Holdings PLC, ADR	252,973	12,871,266
Investec PLC	75,983	640,535
J Sainsbury PLC(a)	294,995	1,202,752
Kingfisher PLC	681,910	3,580,645
Lloyds Banking Group PLC*	2,506,653	3,123,736
Lloyds Banking Group PLC, ADR*	52,027	262,216
Old Mutual PLC(a)	674,385	1,986,489
Pearson PLC, ADR	27,747	555,495
Royal Bank of Scotland Group PLC*	53,725	320,689
Royal Bank of Scotland Group PLC,
ADR(a)*	44,144	526,638
Royal Dutch Shell PLC, A Shares	4,933	188,612
Royal Dutch Shell PLC, ADR	116,399	8,861,456
Royal Dutch Shell PLC, ADR(a)	227,594	18,007,237
RSA Insurance Group PLC*	11,163	87,680
Standard Chartered PLC	176,693	3,266,915
Vedanta Resources PLC(a)	2,183	35,337
Vodafone Group PLC	3,166,147	10,491,443
WM Morrison Supermarkets PLC(a)	435,995	1,189,567
		110,558,736
TOTAL COMMON STOCKS
(Identified Cost $617,622,303)		686,850,302

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,494	199,839
TOTAL PREFERRED STOCKS
(Identified Cost $153,232)		199,839

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Banco Popular Espanol SA, expires
10/13/14(a)*	272,275	3,783
France — 0.0%
Peugeot SA, expires 4/29/17(a)*	32,909	61,600
TOTAL RIGHTS & WARRANTS
(Identified Cost $104,253)		65,383

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,036,240	2,036,240
		2,036,241
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,036,241)		2,036,241

COLLATERAL FOR SECURITIES ON LOAN — 12.0%
Short-Term — 12.0%
State Street Navigator Securities Lending
Prime Portfolio	82,984,861	82,984,861
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $82,984,861)		82,984,861

Total Investments — 111.5%
(Identified Cost $702,900,890)#		772,136,626
Liabilities, Less Cash and Other Assets — (11.5%)		(79,534,266)

Net Assets — 100.0%		$692,602,360

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $79,877,714.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $702,900,890. Net unrealized appreciation aggregated $69,235,736 of which $111,634,355 related to appreciated investment securities and $42,398,619 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

September 30, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	22.2%
United Kingdom	16.0%
Switzerland	10.3%
France	9.1%
Canada	8.7%
Germany	7.5%
Australia	6.2%
Netherlands	3.0%
Sweden	3.0%
Other	14.0%
100.0%

SA International Value Fund

Ten Largest Industry Holdings as of September 30, 2014
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.8%
Oil, Gas & Consumable Fuels	13.8%
Insurance	10.2%
Metals & Mining	5.7%
Automobiles	5.2%
Chemicals	3.9%
Pharmaceuticals	3.6%
Capital Markets	2.8%
Diversified Telecommunication Services	2.8%
Food & Staples Retailing	2.5%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio(a)	16,909,223	$314,849,727
TOTAL MUTUAL FUNDS
(Identified Cost $204,247,335)		314,849,727

Total Investments — 100.0%
(Identified Cost $204,247,335)#		314,849,727
Cash and Other Assets, Less Liabilities — 0.0%		154,992

Net Assets — 100.0%		$315,004,719

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $204,247,335. Net unrealized appreciation aggregated $110,602,392, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.7%
Brazil — 6.2%
ALL - America Latina Logistica SA	34,300	$89,122
Banco do Brasil SA	92,875	959,958
Banco Santander Brasil SA	19,400	125,463
Banco Santander Brasil SA, ADR	121,640	795,526
BM&FBOVESPA SA	237,631	1,086,341
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,200	248,236
Fibria Celulose SA*	7,700	84,432
Fibria Celulose SA, ADR(a)*	42,916	472,076
Gerdau SA	17,300	70,960
Gerdau SA, ADR(a)	143,910	690,768
JBS SA	120,312	449,741
Magnesita Refratarios SA	7,500	9,652
Marfrig Global Foods SA*	38,390	104,454
MRV Engenharia e Participacoes SA	62,200	208,625
PDG Realty SA Empreendimentos e Participacoes*	225,484	101,331
Petroleo Brasileiro SA	18,792	132,433
Petroleo Brasileiro SA, ADR	154,811	2,196,768
QGEP Participacoes SA	5,326	20,214
Usinas Siderurgicas de Minas Gerais SA*	25,400	68,902
Vale SA	176,839	1,939,792
Vale SA, ADR(a)	9,400	103,494
		9,958,288
Chile — 1.7%
CAP SA	6,379	67,609
Cencosud SA	58,468	172,714
Cencosud SA, ADR(a)	28,050	252,730
Cia General de Electricidad SA	18,040	85,801
Empresas CMPC SA	146,491	346,529
Enersis SA, ADR	68,236	1,076,764
Gasco SA	200	1,321
Grupo Security SA	133,299	42,340
Inversiones Aguas Metropolitanas SA	36,299	55,584
Latam Airlines Group SA, ADR(a)*	42,656	484,999
Ripley Corp. SA	107,262	57,827
Sigdo Koppers SA	10,144	16,874
Sociedad Matriz SAAM SA	240,287	19,884
Vina Concha y Toro SA	7,315	14,259
		2,695,235
China — 13.7%
Agile Property Holdings Ltd.(a)	201,859	124,003
Agricultural Bank of China Ltd., H Shares	2,808,000	1,244,006
Air China Ltd., H Shares	182,000	115,320
Aluminum Corp. of China Ltd., ADR(a)*	1,703	17,217
Aluminum Corp. of China Ltd., H Shares(a)*	360,000	146,506
Angang Steel Co., Ltd., H Shares(a)	78,000	49,423
Bank of China Ltd., H Shares	6,314,902	2,822,039
Bank of Communications Co., Ltd., H Shares	662,400	463,220
BBMG Corp., H Shares	126,000	86,977
Beijing Capital International Airport Co., Ltd., H Shares	132,000	100,978
BYD Electronic International Co., Ltd.	91,000	105,475
Chaoda Modern Agriculture Holdings Ltd.(a)*	62,354	1,871
China Agri-Industries Holdings Ltd.	167,700	63,712
China BlueChemical Ltd., H Shares	192,000	83,329
China Citic Bank Corp. Ltd., H Shares	664,000	402,769
China Coal Energy Co., Ltd., H Shares(a)	481,000	281,234
China Communication Services Corp. Ltd., H Shares	353,600	163,483
China Communications Construction Co., Ltd., H Shares	453,000	326,703
China Construction Bank Corp., H Shares	2,767,810	1,942,673
China COSCO Holdings Co., Ltd., H Shares(a)*	177,500	73,607
China Eastern Airlines Corp. Ltd., H Shares(a)*	168,000	54,306
China Everbright Ltd.	72,000	135,008
China High Speed Transmission Equipment Group Co., Ltd.*	100,000	81,264
China Hongqiao Group Ltd.	81,500	61,612
China Lumena New Materials Corp.(a)(b)*	224,000	27,045
China Merchants Bank Co., Ltd., H Shares	351,000	600,305
China Merchants Holdings International Co., Ltd.	24,353	75,271
China Minsheng Banking Corp. Ltd., H Shares	266,400	243,590
China National Building Material Co., Ltd., H Shares(a)	298,000	270,565
China National Materials Co., Ltd., H Shares	121,000	27,894
China Petroleum & Chemical Corp., ADR	17,646	1,541,554
China Petroleum & Chemical Corp., H Shares	826,400	723,713
China Railway Construction Corp. Ltd., H Shares(a)	183,500	166,607
China Railway Group Ltd., H Shares	398,000	211,177
China Rongsheng Heavy Industries Group Holdings Ltd.(a)*	210,000	36,781
China Shanshui Cement Group Ltd.	125,000	44,592
China Shenhua Energy Co., Ltd.	281,500	784,880
China Shipping Container Lines Co., Ltd., H Shares*	303,200	80,829
China Shipping Development Co., Ltd., H Shares(a)*	87,543	54,906
China Southern Airlines Co., Ltd., H Shares(a)	198,000	64,769
China Travel International Investment Hong Kong Ltd.	208,000	61,343
China Unicom Hong Kong Ltd.	54,000	80,671
China Unicom Hong Kong Ltd., ADR(a)	51,381	772,256
China Yurun Food Group Ltd.(a)*	170,000	75,533
China ZhengTong Auto Services Holdings Ltd.	91,500	53,617
China Zhongwang Holdings Ltd.(a)	154,000	76,555
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	179,000	81,145
CITIC Ltd.	159,000	266,609
Citic Resources Holdings Ltd.(a)*	228,000	34,648
COSCO Pacific Ltd.	158,680	210,896
Country Garden Holdings Co., Ltd.	481,000	181,501
Dalian Port PDA Co., Ltd., H Shares	86,000	28,353
Evergrande Real Estate Group Ltd.(a)	700,000	261,434
Franshion Properties China Ltd.(a)	522,000	128,402
GCL-Poly Energy Holdings Ltd.(a)*	247,000	91,295
Glorious Property Holdings Ltd.*	228,000	34,942
GOME Electrical Appliances Holding Ltd.(a)	1,108,000	181,222
Greentown China Holdings Ltd.(a)	76,000	71,157
Guangshen Railway Co., Ltd., ADR(a)	3,500	68,810
Guangzhou Automobile Group Co., Ltd., H Shares	94,870	91,634
Guangzhou R&F Properties Co., Ltd.(a)	144,800	146,388
Harbin Electric Co., Ltd., H Shares	54,000	32,408
Hopson Development Holdings Ltd.(a)*	58,000	50,046

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Industrial & Commercial Bank of China Ltd., H Shares	2,517,000	$1,565,659
Jiangxi Copper Co., Ltd., H Shares	131,000	216,960
Kaisa Group Holdings Ltd.(a)	172,000	65,789
Kingboard Chemical Holdings Ltd.	97,500	193,622
Kingboard Laminates Holdings Ltd.	50,000	20,928
KWG Property Holding Ltd.(a)	147,500	103,907
Longfor Properties Co. Ltd.	89,500	102,584
Maanshan Iron & Steel, H Shares*	270,000	58,765
Maoye International Holdings Ltd.	82,000	13,623
Metallurgical Corp. of China Ltd., H Shares	423,000	115,490
MMG Ltd.	88,000	30,826
New World China Land Ltd.(a)	304,800	172,717
Nine Dragons Paper Holdings Ltd.(a)	197,000	141,569
Poly Property Group Co., Ltd.(a)	229,000	87,886
Renhe Commercial Holdings Co., Ltd.*	1,216,000	50,896
Semiconductor Manufacturing International Corp.*	1,420,000	144,472
Semiconductor Manufacturing International Corp., ADR*	2,052	10,445
Shanghai Industrial Holdings Ltd.	74,000	219,193
Shenzhen International Holdings Ltd.	65,501	89,417
Shenzhen Investment Ltd.	340,072	95,914
Shimao Property Holdings Ltd.	130,500	263,862
Shougang Fushan Resources Group Ltd.	344,000	77,086
Shui On Land Ltd.(a)	488,541	109,476
Sino-Ocean Land Holdings Ltd.(a)	307,712	161,686
Sinofert Holdings Ltd.(a)*	156,000	22,100
Sinotrans Ltd., H Shares	106,000	76,993
Sinotrans Shipping Ltd.*	194,573	53,374
Sinotruk Hong Kong Ltd.	60,000	32,531
Skyworth Digital Holdings Ltd.	234,849	121,888
Soho China Ltd.	205,000	148,374
Sunac China Holdings Ltd.	42,000	31,805
TCC International Holdings Ltd.	64,000	25,221
Tian An China Investment Co., Ltd.	10,000	6,658
Travelsky Technology Ltd., H Shares	51,500	55,580
Yanzhou Coal Mining Co., Ltd., ADR	4,285	34,837
Yanzhou Coal Mining Co., Ltd., H Shares(a)	204,000	167,617
Yuexiu Property Co., Ltd.(a)	809,800	144,964
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares	127,400	74,325
		22,091,117
Colombia — 0.7%
Almacenes Exito SA	2,474	36,212
Cementos Argos SA	44,902	239,478
Grupo Argos SA	18,373	205,959
Grupo de Inversiones Suramericana SA	22,514	451,838
Grupo Nutresa SA	11,354	155,312
		1,088,799
Czech Republic — 0.5%
CEZ AS	23,454	713,341
Unipetrol, AS*	14,712	83,138
		796,479
Greece — 0.3%
Alpha Bank AE*	46,386	35,973
Ellaktor SA*	11,652	44,887
GEK Terna Holding Real Estate Construction SA*	8,282	33,474
Hellenic Petroleum SA*	13,701	89,640
Marfin Investment Group Holdings SA*	45,846	17,719
Mytilineos Holdings SA*	16,096	125,436
Piraeus Bank SA*	52,422	88,724
Titan Cement Co. SA	1,397	34,937
		470,790
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	3,816	186,901
OTP Bank PLC	21,318	362,192
		549,093
India — 7.8%
Adani Enterprises Ltd.	23,158	176,666
Adani Power Ltd.*	72,349	50,607
Aditya Birla Nuvo Ltd.	5,806	152,191
Allahabad Bank Ltd.	1,836	2,945
Apollo Tyres Ltd.	25,448	83,728
Arvind Ltd.	33,368	159,789
Ashok Leyland Ltd.*	298,963	199,922
Bajaj Finserv Ltd.	4,450	81,420
Bajaj Holdings and Investment Ltd.	6,231	140,641
Bank of Baroda	4,881	71,109
Bank of India	22,041	82,457
Bharat Electronics Ltd.	991	31,996
Bharat Heavy Electricals Ltd.	98,056	315,872
Bharti Airtel Ltd.	60,706	399,464
Bhushan Steel Ltd.	11,125	21,184
Cairn India Ltd.	81,823	412,427
Canara Bank	5,493	31,138
Central Bank Of India*	6,316	6,203
Corporation Bank	250	1,282
Crompton Greaves Ltd.	49,779	161,564
DLF Ltd.	86,664	210,907
EID Parry India Ltd.*	7,288	27,023
Essar Ports Ltd.	2,998	4,272
Federal Bank Ltd.	48,135	98,047
Fortis Healthcare Ltd.*	5,998	11,363
GAIL India Ltd.	63,600	459,442
GAIL India Ltd., GDR	155	6,687
Great Eastern Shipping Co., Ltd. (The)	8,730	61,206
Gujarat State Petronet Ltd.	2,936	4,478
Hexa Tradex Ltd.*	2,323	1,012
Hindalco Industries Ltd.	185,448	468,875
ICICI Bank Ltd., ADR	14,990	736,009
IDBI Bank Ltd.	16,131	15,880
IDFC Ltd.	28,677	63,752
IFCI Ltd.	14,171	8,203
Indiabulls Housing Finance Ltd.	1,875	12,296
Indian Bank	12,173	30,265
Indian Hotels Co., Ltd.*	47,733	75,356
Indian Overseas Bank	26,718	24,572
ING Vysya Bank Ltd.	770	7,418
Jaiprakash Associates Ltd.*	179,807	77,588
Jammu & Kashmir Bank Ltd. (The)	24,690	56,368
Jaypee Infratech Ltd.*	42,410	15,622
Jindal Steel & Power Ltd.	60,136	169,522
JSW Energy Ltd.	56,949	64,916
JSW Steel Ltd.	18,080	338,239
MAX India Ltd.	5,016	25,831
Mphasis Ltd.	5,447	37,924
National Aluminium Co., Ltd.	72,404	67,586
Oriental Bank of Commerce	7,526	27,869
Piramal Enterprises Ltd.	8,131	100,321
Prestige Estates Projects Ltd.	5,865	20,702
Reliance Capital Ltd.	8,971	66,382
Reliance Communications Ltd.	78,208	124,859
Reliance Industries Ltd.	178,046	2,721,429
Reliance Industries Ltd., GDR(c)	10,203	311,192
Reliance Power Ltd.*	143,514	163,126

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Sesa Sterlite Ltd.	113,777	$502,564
Sesa Sterlite Ltd., ADR(a)	19,540	337,260
Sintex Industries Ltd.	2,823	3,296
Sobha Developers Ltd.	6,105	39,995
State Bank of India Ltd.	12,285	486,149
State Bank of India Ltd., GDR	1,400	110,600
Syndicate Bank	19,381	34,284
Tata Chemicals Ltd.	12,834	83,122
Tata Communications Ltd.	3,001	17,396
Tata Global Beverages Ltd.	50,870	131,293
Tata Motors Ltd.	71,667	583,339
Tata Steel Ltd.	58,864	436,143
TV18 Broadcast Ltd.*	108,396	48,968
Union Bank of India	6,100	18,588
Unitech Ltd.*	140,124	42,654
UPL Ltd.	50,040	275,155
Videocon Industries Ltd.	10,038	27,370
Wockhardt Ltd.	6,656	85,894
		12,563,214
Indonesia — 2.4%
Adaro Energy Tbk PT	2,481,500	239,291
Alam Sutera Realty Tbk PT	2,147,000	80,171
Aneka Tambang Tbk PT	967,000	88,090
Bank Danamon Indonesia Tbk PT	378,773	121,388
Bank Mandiri Tbk PT	237,500	196,374
Bank Negara Indonesia Persero Tbk PT	1,013,766	459,668
Bank Pan Indonesia Tbk PT*	1,140,000	91,219
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	9,330
Bank Tabungan Negara Tbk PT	401,090	38,513
Bumi Resources Minerals Tbk PT*	291,500	9,593
Bumi Resources Tbk PT*	318,500	4,966
Bumi Serpong Damai Tbk PT	821,700	104,188
Ciputra Development Tbk PT	1,821,500	151,729
Gajah Tunggal Tbk PT	517,400	65,816
Garuda Indonesia Persero Tbk PT*	400,470	13,639
Global Mediacom Tbk PT	772,900	123,372
Hanson International Tbk PT*	1,437,400	73,138
Holcim Indonesia Tbk PT	213,000	45,449
Indah Kiat Pulp and Paper Corp., Tbk PT*	344,500	29,827
Indika Energy Tbk PT*	43,500	2,642
Indo Tambangraya Megah Tbk PT	64,900	138,349
Indofood Sukses Makmur Tbk PT	679,400	390,300
Japfa Comfeed Indonesia Tbk PT	370,000	37,349
Krakatau Steel Persero Tbk PT*	252,500	10,154
Lippo Karawaci Tbk PT	3,997,075	308,351
Matahari Putra Prima Tbk PT	130,500	33,736
Medco Energi Internasional Tbk PT	326,300	95,600
MNC Investama Tbk PT	3,318,900	94,787
Panin Financial Tbk PT*	2,499,800	57,033
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	519,500	81,005
Salim Ivomas Pratama Tbk PT	964,200	65,282
Sentul City Tbk PT*	1,701,500	14,104
Sinar Mas Multiartha Tbk PT	7,500	2,154
Timah Tbk PT	762,382	76,645
United Tractors Tbk PT	223,700	365,337
Vale Indonesia Tbk PT	529,100	162,833
XL Axiata Tbk PT	48,900	24,881
		3,906,303
Korea — 14.6%
BS Financial Group, Inc.	11,392	182,445
CJ Corp.	795	131,087
Daelim Industrial Co., Ltd.	2,608	186,595
Daewoo Engineering & Construction Co., Ltd.*	9,082	66,098
Daewoo Securities Co., Ltd.*	17,416	177,420
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	10,905	209,781
Daishin Securities Co., Ltd.	3,000	31,983
Daou Technology, Inc.	2,100	22,587
DGB Financial Group, Inc.	11,720	186,587
Dongkuk Steel Mill Co., Ltd.	5,154	30,477
Doosan Corp.	1,027	100,729
Doosan Engine Co., Ltd.*	1,470	10,225
Doosan Heavy Industries & Construction Co., Ltd.	6,540	161,447
Doosan Infracore Co., Ltd.*	16,158	169,963
E-Mart Co., Ltd.	2,531	552,851
GS Engineering & Construction Corp.*	5,813	201,892
GS Holdings Corp.	5,365	204,889
Hana Financial Group, Inc.	21,821	796,123
Handsome Co., Ltd.	1,970	60,860
Hanil Cement Co., Ltd.	309	39,970
Hanjin Heavy Industries & Construction Co., Ltd.*	4,849	23,849
Hansol Paper Co., Ltd.	2,970	30,819
Hanwha Chem Corp.	10,960	142,290
Hanwha Corp.	5,740	160,192
Hanwha Life Insurance Co., Ltd.	27,531	185,236
Hyosung Corp.	3,657	261,994
Hyundai Department Store Co., Ltd.	1,301	197,878
Hyundai Development Co.	7,680	310,766
Hyundai Heavy Industries Co., Ltd.	3,490	454,750
Hyundai Motor Co.	14,342	2,589,103
Hyundai Securities Co.*	13,937	92,847
Hyundai Steel Co.	8,138	572,224
Industrial Bank of Korea	12,970	196,040
KB Financial Group, Inc.	1,370	50,048
KB Financial Group, Inc., ADR	31,479	1,140,169
KCC Corp.	440	299,796
Kolon Industries, Inc.	1,802	99,556
Korea Investment Holdings Co., Ltd.	4,550	238,872
Korean Air Lines Co., Ltd.*	3,920	133,731
Korean Reinsurance Co.	10,299	110,285
Kwangju Bank*	1,074	10,839
Kyongnam Bank*	1,641	18,350
LF Corp.	2,480	82,255
LG Corp.	11,086	806,828
LG Display Co., Ltd.*	4,160	134,035
LG Display Co., Ltd., ADR*	55,508	874,251
LG Electronics, Inc.	14,265	888,141
LG International Corp.	3,030	73,794
LG Uplus Corp.	14,627	171,186
LIG Insurance Co., Ltd.	1,710	45,211
Lotte Chemical Corp.	2,020	268,951
Lotte Chilsung Beverage Co., Ltd.	73	150,324
Lotte Confectionery Co., Ltd.	82	169,323
Lotte Shopping Co., Ltd.	1,649	493,802
LS Corp.	1,632	103,310
Mirae Asset Securities Co., Ltd.	3,100	130,727
Nong Shim Co., Ltd.	100	25,776
Poongsan Corp.	2,070	58,064
POSCO	336	104,597
POSCO, ADR	30,423	2,309,106
Samsung C&T Corp.	11,993	859,200
Samsung Fine Chemicals Co., Ltd.	820	29,684
Samsung Life Insurance Co., Ltd.	704	70,717
Samsung SDI Co., Ltd.	4,281	496,965

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung Securities Co., Ltd.	3,963	$165,618
Samyang Holdings Corp.	204	16,819
Seah Besteel Corp.	1,570	56,239
SeAH Steel Corp.	130	11,358
Shinhan Financial Group Co., Ltd.	11,620	535,164
Shinhan Financial Group Co., Ltd., ADR(a)	24,410	1,109,679
Shinsegae Co., Ltd.	895	186,167
SK Broadband Co., Ltd.*	9,891	43,960
SK Chemicals Co., Ltd.	1,425	81,429
SK Gas Co., Ltd.	584	77,756
SK Holdings Co., Ltd.	3,895	695,766
SK Innovation Co., Ltd.	5,551	426,616
SK Networks Co., Ltd.*	13,860	139,224
SKC Co., Ltd.	300	8,969
Sungwoo Hitech Co., Ltd.	5,817	94,263
Taekwang Industrial Co., Ltd.	36	45,373
Tongyang Life Insurance	3,790	41,123
Woori Finance Holdings Co., Ltd.*	14,154	175,039
Woori Finance Holdings Co., Ltd., ADR(a)*	3,083	114,379
Woori Investment & Securities Co., Ltd.	15,300	171,087
Young Poong Corp.	19	24,901
		23,410,819
Malaysia — 4.3%
Affin Holdings Berhad	125,970	130,559
AirAsia BHD	307,900	237,460
Alliance Financial Group Berhad	97,000	147,548
AMMB Holdings Berhad	222,187	465,302
Batu Kawan Berhad	18,800	109,459
Berjaya Corp. Berhad	442,500	76,212
Berjaya Land Berhad	215,200	57,728
Boustead Holdings Berhad	58,184	88,682
Boustead Plantations Bhd	11,600	5,481
Cahya Mata Sarawak Bhd	50,700	67,229
DRB-Hicom Berhad	191,500	133,096
Eastern & Oriental Bhd	137,500	120,294
Genting Bhd	306,500	886,659
Genting Malaysia Bhd	424,600	541,024
HAP Seng Consolidated Berhad	109,300	132,606
Hap Seng Plantations Holdings Berhad	19,600	15,116
Hong Leong Financial Group Berhad	26,900	144,319
IGB Corp. Berhad	137,383	120,192
IJM Corp. Berhad	234,480	462,456
IJM Land Bhd	60,000	60,539
IJM Plantations Bhd	26,300	27,739
Jaya Tiasa Holdings BHD	54,200	35,192
KNM Group Bhd*	215,300	59,395
Kulim Malaysia Berhad*	70,100	69,448
Mah Sing Group Bhd	126,699	93,851
Malaysia Airports Holdings Bhd	19,200	43,837
Malaysian Airline System Bhd*	228,900	18,142
Malaysian Bulk Carriers Bhd	60,500	30,614
Malaysian Resources Corp. Bhd	193,900	96,935
Media Prima Bhd	60,900	41,398
MISC Berhad	185,420	381,523
MMC Corp. Berhad	173,500	125,874
Multi-Purpose Holdings BHD	86,100	78,738
Oriental Holdings Berhad	23,560	54,582
OSK Holdings Berhad	83,537	54,749
Parkson Holdings Bhd*	113,146	99,333
PPB Group Berhad	73,300	317,287
RHB Capital Berhad	80,920	217,809
Selangor Properties Bhd	6,500	11,552
Shell Refining Co., Federation of Malaya Berhad*	8,600	15,467
SP Setia Bhd Group	114,198	119,750
Star Publications Malaysia Bhd	6,200	4,838
Sunway Bhd	158,600	166,311
Supermax Corp. Bhd	22,500	15,089
TA Global Berhad	55,560	6,520
TAN Chong Motor Holdings BHD	9,600	13,374
Time dotCom Bhd*	57,980	90,315
UEM Sunrise Bhd	90,800	50,375
UOA Development Bhd	86,000	55,315
Wah Seong Corp. Bhd	3,554	1,918
WCT Holdings Bhd	141,692	93,295
YTL Corp. Berhad	970,009	496,758
		6,989,284
Mexico — 7.3%
Alfa SAB de CV, Class A	298,109	1,025,475
Alpek SA de CV	39,545	72,845
America Movil SAB de CV, Series L, ADR(a)	10,226	257,695
Arca Continental SAB de CV	12,501	85,819
Cemex SAB de CV*	478,775	623,846
Cemex SAB de CV, ADR*	77,751	1,013,873
Controladora Comercial Mexicana SAB de CV	56,257	210,736
Empresas ICA SAB de CV, ADR(a)*	1,800	12,456
Fomento Economico Mexicano SAB de CV, ADR(a)	26,809	2,467,768
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,200	350,688
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	1,900	244,131
Grupo Carso SAB de CV, Series A	47,917	279,856
Grupo Comercial Chedraui SA de CV	26,226	92,618
Grupo Elektra SAB de CV	4,550	128,700
Grupo Financiero Banorte SAB de CV	215,463	1,379,842
Grupo Financiero Inbursa SA	47,800	136,668
Grupo Financiero Interacciones SA de CV	7,000	58,635
Grupo Financiero Santander Mexico SAB de CV, Class B	118,263	320,082
Grupo Mexico SAB de CV, Series B	462,500	1,554,121
Grupo Sanborns SAB de CV	41,422	69,332
Grupo Simec SAB de CV, Series B*	9,900	44,383
Industrias Bachoco SAB de CV, ADR(a)	1,265	75,571
Industrias CH SAB de CV, Series B*	22,900	123,447
Inmuebles Carso SAB de CV*	47,917	52,803
Megacable Holdings SAB de CV	8,073	38,320
Mexichem SAB de CV	35,146	146,336
Minera Frisco SAB de CV*	19,463	35,765
OHL Mexico SAB de CV*	106,430	288,848
Organizacion Soriana SAB de CV, Class B	144,213	479,010
TV Azteca SAB de CV	104,814	54,005
		11,723,674
Philippines — 1.1%
BDO Unibank, Inc.	110,030	240,398
China Banking Corp.	8,149	9,224
Filinvest Development Corp.	53,300	5,606
Filinvest Land, Inc.	857,000	30,172
First Philippine Holdings Corp.	33,750	67,684
JG Summit Holdings, Inc.	212,250	273,841
LT Group, Inc.	175,000	60,988
Megaworld Corp.	2,916,000	326,834
Metropolitan Bank & Trust	61,365	118,689
Petron Corp.	286,400	75,178
Philippine National Bank*	30,748	59,951

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Rizal Commercial Banking Corp.	51,380	$61,996
Robinsons Land Corp.	287,600	156,048
San Miguel Corp.	86,300	149,995
Security Bank Corp.	13,610	44,520
Top Frontier Investment Holdings, Inc.*	8,630	23,749
Union Bank of the Philippines	1,570	4,296
Vista Land & Lifescapes, Inc.	520,300	71,534
		1,780,703
Poland — 2.3%
Asseco Poland SA	11,788	165,930
Enea SA	21,486	105,141
Grupa Azoty SA	4,814	90,142
Grupa Lotos SA*	11,303	96,111
Jastrzebska Spolka Weglowa SA*	3,673	35,725
Kernel Holding SA*	3,110	23,392
KGHM Polska Miedz SA	21,370	816,573
Lubelski Wegiel Bogdanka SA	1,313	43,627
Netia SA	29,228	49,353
Orbis SA	1,581	20,296
PGE SA	184,421	1,168,177
Polski Koncern Naftowy Orlen SA	58,347	727,013
Tauron Polska Energia SA	171,778	278,639
		3,620,119
Russia — 3.0%
Gazprom OAO, ADR	556,206	3,915,690
Lukoil OAO, ADR	7,212	367,812
Magnitogorsk Iron & Steel Works, GDR*	11,936	30,461
Magnitogorsk Iron & Steel Works, GDR*	14,083	35,940
RusHydro JSC, ADR	243,234	437,821
		4,787,724
South Africa — 8.4%
Aeci Ltd.	11,084	117,395
African Bank Investments Ltd.	72,611	1,995
African Rainbow Minerals Ltd.	16,931	215,007
Anglo American Platinum Ltd.*	5,352	173,656
AngloGold Ashanti Ltd.*	7,732	94,906
AngloGold Ashanti Ltd., ADR*	57,273	687,276
ArcelorMittal South Africa Ltd.*	23,974	79,023
Aveng Ltd.*	43,063	84,807
Barclays Africa Group Ltd.	46,887	640,508
Barloworld Ltd.	33,589	275,375
Caxton and CTP Publishers and Printers Ltd.	18,814	25,179
DataTec Ltd.	12,050	57,298
Exxaro Resources Ltd.	19,718	224,255
Gold Fields Ltd.	3,156	12,366
Gold Fields Ltd., ADR(a)	111,995	436,781
Grindrod Ltd.	77,312	154,655
Harmony Gold Mining Co., Ltd., ADR*	47,914	103,494
Illovo Sugar Ltd.	14,766	37,299
Impala Platinum Holdings Ltd.*	80,584	621,374
Imperial Holdings Ltd.	26,497	408,513
Investec Ltd.	44,174	371,511
Liberty Holdings Ltd.	16,716	182,557
Mmi Holdings Ltd.	174,196	404,660
Mondi Ltd.	19,251	315,790
Murray & Roberts Holdings Ltd.*	41,444	92,565
Nedbank Group Ltd.	22,760	441,533
Northam Platinum Ltd.*	48,812	159,293
Royal Bafokeng Platinum Ltd.*	4,240	22,706
Sanlam Ltd.	29,986	173,547
Sappi Ltd.*	48,454	191,020
Sappi Ltd., ADR*	44,800	171,136
Sasol Ltd.	32,743	1,779,967
Sasol Ltd., ADR(a)	28,828	1,570,838
Sibanye Gold Ltd.	54,074	117,419
Sibanye Gold Ltd., ADR	15,156	128,523
Standard Bank Group Ltd.	113,807	1,317,842
Steinhoff International Holdings Ltd.	219,432	1,051,772
Telkom SA SOC Ltd.*	32,993	159,749
Tongaat Hulett Ltd.	18,853	260,653
Trencor Ltd.	16,086	95,209
		13,459,452
Taiwan — 15.0%
Ability Enterprise Co., Ltd.	42,000	23,817
Acer, Inc.*	394,000	277,177
Alpha Networks, Inc.	28,000	15,648
Altek Corp.*	34,151	28,909
Ambassador Hotel (The)	20,000	18,179
AmTRAN Technology Co., Ltd.	99,360	60,427
Ardentec Corp.	59,889	51,877
Asia Cement Corp.	264,269	337,509
Asia Optical Co., Inc.*	16,000	24,984
Asia Polymer Corp.	25,000	16,971
Asustek Computer, Inc.	25,000	238,334
AU Optronics Corp.	868,000	366,666
AU Optronics Corp., ADR	73,574	306,068
BES Engineering Corp.	229,000	57,740
Capital Securities Corp.	239,661	78,785
Cathay Real Estate Development Co., Ltd.	100,000	52,269
Chang Hwa Commercial Bank Ltd.	501,521	307,479
Cheng Loong Corp.	114,000	47,969
Cheng Uei Precision Industry Co., Ltd.	62,543	112,053
Chia Hsin Cement Corp.	22,000	10,740
Chin-Poon Industrial Co., Ltd.	55,000	91,487
China Airlines Ltd.*	422,111	141,539
China Development Financial Holding Corp.	1,138,468	349,555
China Life Insurance Co., Ltd.	327,228	270,005
China Manmade Fibers Corp.*	89,000	25,571
China Motor Corp.	71,195	63,426
China Petrochemical Development Corp.*	272,525	85,289
China Steel Corp.	1,009,800	863,091
China Synthetic Rubber Corp.	56,203	59,862
Chipbond Technology Corp.	87,000	159,302
Chung Hung Steel Corp.*	105,000	26,924
Chung Hwa Pulp Corp.*	102,000	30,144
Clevo Co.	52,000	91,796
CMC Magnetics Corp.*	349,000	53,808
Compal Electronics, Inc.	581,000	434,516
Compeq Manufacturing Co., Ltd.	118,000	69,630
Continental Holdings Corp.	42,000	15,878
Coretronic Corp.*	81,000	130,476
CSBC Corp.	67,240	38,682
CTBC Financial Holding Co., Ltd.	1,134,331	762,572
D-Link Corp.	73,440	43,818
E Ink Holdings, Inc.*	88,000	49,758
E.Sun Financial Holding Co., Ltd.	572,474	347,216
Elitegroup Computer Systems Co., Ltd.	77,878	57,091
Entie Commercial Bank Co., Ltd.	7,000	3,337
Epistar Corp.	123,000	230,073
Eternal Materials Co., Ltd.	37,080	38,458
Eva Airways Corp.*	232,000	122,790
Evergreen International Storage & Transport Corp.	54,000	32,486
Evergreen Marine Corp. Taiwan Ltd.*	219,599	128,860
Far Eastern Department Stores Ltd.	113,220	109,239

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Far Eastern International Bank	132,172	$44,536
Far Eastern New Century Corp.	471,900	475,476
Farglory Land Development Co., Ltd.	51,721	60,954
Federal Corp.	5,400	3,124
Feng Hsin Iron & Steel Co.	63,000	84,291
First Financial Holding Co., Ltd.	739,969	446,373
Formosa Chemicals & Fibre Corp.	218,000	503,802
Formosa Epitaxy, Inc.*	21,000	11,287
Formosa Taffeta Co., Ltd.	67,000	65,856
Formosan Rubber Group, Inc.	68,000	72,315
Foxconn Technology Co., Ltd.	121,800	301,102
Fubon Financial Holding Co., Ltd.	679,211	1,042,724
Gemtek Technology Corp.	47,000	41,948
Getac Technology Corp.	45,000	22,781
Gigabyte Technology Co., Ltd.	52,000	58,206
Gintech Energy Corp.*	48,049	42,016
Gloria Material Technology Corp.	27,300	20,597
Goldsun Development & Construction Co., Ltd.*	193,953	68,541
Grand Pacific Petrochemical	168,000	75,938
Great Wall Enterprise Co., Ltd.	66,300	64,623
Green Energy Technology, Inc.*	40,149	33,128
HannStar Display Corp.	443,770	118,895
Hey Song Corp.	30,750	34,622
Ho Tung Chemical Corp.	101,955	33,684
Holy Stone Enterprise Co., Ltd.	18,200	25,488
HTC Corp.*	64,000	277,717
Hua Nan Financial Holdings Co., Ltd.	468,884	273,597
Hung Sheng Construction Co., Ltd.*	79,000	53,239
Innolux Corp.	1,455,757	629,307
Inventec Co., Ltd.	364,282	237,111
Jih Sun Financial Holdings Co., Ltd.	214,042	56,924
King Yuan Electronics Co., Ltd.	185,100	157,599
King's Town Bank Co., Ltd.	78,000	86,283
Kinpo Electronics*	122,000	57,953
LCY Chemical Corp.	61,000	33,288
Lealea Enterprise Co., Ltd.*	58,406	18,048
Lextar Electronics Corp.	40,000	40,106
Li Peng Enterprise Co., Ltd.*	86,900	31,710
Lien Hwa Industrial Corp.	62,829	41,928
Lite-On Technology Corp.	263,931	380,459
Macronix International*	577,044	129,372
Masterlink Securities Corp.	114,356	37,593
Mega Financial Holding Co., Ltd.	851,704	698,566
Mercuries & Associates Ltd.	27,000	16,642
Mercuries Life Insurance Co., Ltd.*	63,913	37,504
Micro-Star International Co., Ltd.	91,374	112,793
Mitac Holdings Corp.	69,219	57,115
Motech Industries, Inc.	34,000	45,043
Nan Ya Printed Circuit Board Corp.*	24,200	38,942
Neo Solar Power Corp.	75,000	85,307
Nien Hsing Textile Co., Ltd.	19,358	16,800
Oriental Union Chemical Corp.	58,000	49,192
Pan-International Industrial	34,380	23,226
Pegatron Corp.	287,249	528,804
POU Chen Corp.	298,133	331,264
Powertech Technology, Inc.*	107,000	193,461
President Securities Corp.	101,653	56,642
Prince Housing & Development Corp.	101,970	40,561
Qisda Corp.*	315,400	139,973
Radium Life Tech Co., Ltd.*	38,538	22,487
Rich Development Co., Ltd.	32,978	14,364
Ritek Corp.*	428,399	51,826
Ruentex Development Co., Ltd.	70,000	113,102
Ruentex Industries Ltd.	77,000	171,367
Sanyang Industry Co., Ltd.*	573	526
Shihlin Electric & Engineering Corp.	27,000	36,657
Shin Kong Financial Holding Co., Ltd.	1,323,764	401,662
Shin Zu Shing Co., Ltd.	16,000	39,659
Shinkong Synthetic Fibers Corp.	186,151	66,702
Sincere Navigation Corp.	27,000	23,743
Sino-American Silicon Products, Inc.*	93,000	139,105
SinoPac Financial Holdings Co., Ltd.	607,952	260,812
Solar Applied Materials Technology Co.	25,000	21,450
TA Chen Stainless Pipe*	79,200	48,557
Ta Chong Bank Co., Ltd.*	162,066	51,998
Taichung Commercial Bank Co., Ltd.	165,057	55,888
Tainan Spinning Co., Ltd.	141,017	83,675
Taishin Financial Holding Co., Ltd.	988,234	462,938
Taiwan Business Bank*	239,236	70,624
Taiwan Cement Corp.	499,772	744,249
Taiwan Cogeneration Corp.	29,000	21,069
Taiwan Cooperative Financial Holding	447,541	241,282
Taiwan Fertilizer Co., Ltd.	87,000	143,858
Taiwan Glass Industrial Corp.	85,164	70,551
Taiwan Hon Chuan Enterprise Co., Ltd.	32,000	58,910
Taiwan Life Insurance Co., Ltd.*	46,638	30,127
Taiwan PCB Techvest Co., Ltd.	7,000	10,919
Taiwan Surface Mounting Technology Co., Ltd.	26,208	38,296
Taiwan Tea Corp.	80,000	46,155
Tatung Co., Ltd.*	323,784	94,518
Teco Electric and Machinery Co., Ltd.	247,000	253,744
Tong Yang Industry Co., Ltd.	39,921	42,520
TPK Holding Co., Ltd.	35,000	209,980
Tripod Technology Corp.	57,000	117,675
Tung Ho Steel Enterprise Corp.	119,000	96,430
Unimicron Technology Corp.	197,000	147,008
Union Bank Of Taiwan*	86,409	30,110
United Microelectronics Corp.	1,984,513	822,001
Universal Cement Corp.	58,140	50,935
UPC Technology Corp.	127,125	47,850
USI Corp.	127,000	62,624
Wah Lee Industrial Corp.	25,000	44,379
Walsin Lihwa Corp.*	497,000	163,382
Wan Hai Lines Ltd.	121,650	87,180
Win Semiconductors Corp.	66,000	63,246
Winbond Electronics Corp.*	389,000	116,753
Wintek Corp.*	292,099	62,895
Wisdom Marine Lines Co., Ltd.*	15,067	17,534
Wistron Corp.	383,958	391,916
WPG Holdings Ltd.	104,000	127,182
WT Microelectronics Co., Ltd.	49,350	79,412
Yageo Corp.	274,900	199,265
Yang Ming Marine Transport Corp.*	189,365	82,483
YFY, Inc.	150,385	65,257
Yieh Phui Enterprise Co., Ltd.	138,937	42,202
Yuanta Financial Holding Co., Ltd.	1,388,365	684,609
Yulon Motor Co., Ltd.	132,272	197,846
		24,070,150
Thailand — 3.3%
AP Thailand PCL	73,000	16,210
Bangchak Petroleum PCL	74,000	81,588
Bangkok Bank PCL, ADR	75,300	473,745
Bangkok Expressway PCL	63,900	74,887
Bangkok Insurance PCL	2,100	23,250
Bangkokland PCL	1,494,000	100,445
Banpu PCL	174,600	158,850
Esso Thailand PCL*	97,600	17,458

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Hana Microelectronics PCL	43,900	$57,202
IRPC PCL	1,153,000	113,789
Kiatnakin Bank PCL	33,300	43,390
Krung Thai Bank PCL	497,575	363,686
Precious Shipping PCL	58,400	43,226
PTT Exploration & Production PCL	174,300	860,077
PTT Global Chemical PCL	224,428	422,208
PTT PCL	163,800	1,818,597
Sansiri PCL	713,100	49,263
Sri Trang Agro-Industry PCL	67,800	29,064
Thai Airways International PCL*	96,000	42,338
Thai Oil PCL	121,700	193,294
Thanachart Capital PCL	81,200	93,283
Thoresen Thai Agencies PCL*	118,820	82,084
TMB Bank PCL	526,600	50,021
Total Access Communication PCL	27,200	89,758
TPI Polene PCL	113,900	67,093
Vinythai PCL	42,500	14,680
		5,379,486
Turkey — 1.8%
Akbank TAS	91,647	298,707
Akenerji Elektrik Uretim AS*	24,779	11,973
Akfen Holding AS	14,522	29,152
Aksa Akrilik Kimya Sanayii	9,237	27,794
Alarko Holding AS	9,333	15,702
Anadolu Efes Biracilik Ve Malt Sanayii AS*	1,987	22,955
Asya Katilim Bankasi AS*	9,747	4,110
Cimsa Cimento Sanayi VE Ticaret AS	4,854	31,450
Dogan Sirketler Grubu Holding AS*	69,540	20,161
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	6,458
Eregli Demir ve Celik Fabrikalari TAS	262,706	488,128
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	46,924	42,872
KOC Holding AS	86,832	400,490
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	10,771
Sekerbank TAS*	51,025	42,585
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,818
Soda Sanayii AS	26,366	43,778
Tekfen Holding AS*	23,735	52,755
Trakya Cam Sanayi AS	45,275	50,713
Turk Hava Yollari*	81,042	230,323
Turk Sise ve Cam Fabrikalari AS	98,400	124,915
Turkiye Is Bankasi	226,574	503,597
Turkiye Sinai Kalkinma Bankasi AS	53,613	45,216
Turkiye Vakiflar Bankasi TAO	87,111	161,476
Yapi ve Kredi Bankasi AS	88,925	174,604
		2,851,503
TOTAL COMMON STOCKS
(Identified Cost $150,775,992)		152,192,232

PREFERRED STOCKS — 4.3%
Brazil — 4.2%
Banco do Estado do Rio Grande do Sul SA, PF B	11,600	69,664
Braskem SA, ADR(a)	10,100	133,017
Petroleo Brasileiro SA	60,459	446,820
Petroleo Brasileiro SA, ADR	192,885	2,872,057
Suzano Papel e Celulose SA, PF A	36,500	146,731
Usinas Siderurgicas de Minas Gerais SA, PF A*	44,430	115,624
Vale SA	301,843	2,932,418
Vale SA, PF ADR	9,100	88,361
		6,804,692
Colombia — 0.1%
Avianca Holdings SA	2,507	4,339
Grupo de Inversiones Suramericana SA	9,211	184,221
		188,560
TOTAL PREFERRED STOCKS
(Identified Cost $9,267,513)		6,993,252

RIGHTS & WARRANTS — 0.0%
China — 0.0%
Agril Property Holdings Ltd., expires 10/10/14*	40,372	4,004
Yuexiu Property Co., Ltd., expires 10/14/14(a)*	267,234	4,818
		8,822
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		8,822

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	467,685	467,685
		467,686
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $467,686)		467,686

COLLATERAL FOR SECURITIES ON LOAN — 7.2%
Short-Term — 7.2%
State Street Navigator Securities Lending Prime Portfolio	11,558,872	11,558,872
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $11,558,872)		11,558,872

Total Investments — 106.5%
(Identified Cost $172,070,063)#		171,220,864
Liabilities, Less Cash and Other Assets — (6.5%)		(10,493,312)

Net Assets — 100.0%		$160,727,552

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $11,080,652.
(b)	Bankrupt security/delisted.
(c)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2014 amounted to $311,192 or 0.19% of the net assets of the Fund.

#

At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $172,070,063. Net unrealized depreciation aggregated $849,199 of which $18,324,985 related to appreciated investment securities and $19,174,184 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

September 30, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
Taiwan	15.1%
Korea	14.7%
China	13.8%
Brazil	10.5%
South Africa	8.4%
India	7.9%
Mexico	7.3%
Malaysia	4.4%
Thailand	3.4%
Other	14.5%
100.0%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings as of September 30, 2014
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	19.8%
Oil, Gas & Consumable Fuels	16.3%
Metals & Mining	12.5%
Industrial Conglomerates	3.6%
Real Estate Management & Development	3.4%
Electronic Equipment, Instruments & Components	3.0%
Chemicals	2.6%
Construction Materials	2.5%
Electric Utilities	2.4%
Automobiles	2.3%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	15,772	$434,992
Agree Realty Corp.(a)	3,182	87,123
Alexander's, Inc.	576	215,372
Alexandria Real Estate Equities, Inc.	19,170	1,413,787
American Assets Trust, Inc.	8,532	281,300
American Campus Communities, Inc.	27,922	1,017,757
American Realty Capital Properties, Inc.	221,912	2,676,259
American Tower Corp. REIT	3,344	313,099
AmREIT, Inc.	1,160	26,645
Apartment Investment & Management Co.	38,788	1,234,234
Ashford Hospitality Prime, Inc.(a)	3,566	54,310
Ashford Hospitality Trust, Inc.	21,498	219,710
Associated Estates Realty Corp.	15,032	263,210
AvalonBay Communities, Inc.	33,704	4,751,253
BioMed Realty Trust, Inc.	50,964	1,029,473
Boston Properties, Inc.	40,449	4,682,376
Brandywine Realty Trust	43,952	618,405
Camden Property Trust	23,174	1,588,114
Campus Crest Communities, Inc.(a)	15,999	102,394
CBL & Associates Properties, Inc.(a)	44,909	803,871
Cedar Realty Trust, Inc.	16,725	98,678
Chatham Lodging Trust	1,947	44,937
Chesapeake Lodging Trust	12,305	358,691
CoreSite Realty Corp.(a)	382	12,556
Corporate Office Properties Trust	22,614	581,632
Cousins Properties, Inc.	51,637	617,062
CubeSmart	38,931	699,979
CyrusOne, Inc.	6,710	161,308
DCT Industrial Trust, Inc.	87,853	659,776
DDR Corp.(a)	81,574	1,364,733
DiamondRock Hospitality Co.	52,308	663,265
Digital Realty Trust, Inc.(a)	35,764	2,230,958
Douglas Emmett, Inc.	34,934	896,756
Duke Realty Corp.	90,366	1,552,488
DuPont Fabros Technology, Inc.(a)	17,555	474,687
EastGroup Properties, Inc.	8,163	494,596
Education Realty Trust, Inc.	35,639	366,369
EPR Properties	14,192	719,251
Equity Commonwealth	17,838	458,615
Equity Lifestyle Properties, Inc.	20,682	876,090
Equity One, Inc.	17,603	380,753
Equity Residential	91,216	5,617,081
Essex Property Trust, Inc.	16,290	2,911,837
Excel Trust, Inc.	14,332	168,688
Extra Space Storage, Inc.	29,333	1,512,703
Federal Realty Investment Trust	18,082	2,141,994
FelCor Lodging Trust, Inc.	28,588	267,584
First Industrial Realty Trust, Inc.	29,302	495,497
First Potomac Realty Trust	14,955	175,721
Franklin Street Properties Corp.	22,115	248,130
Gaming and Leisure Properties, Inc.	23,071	712,894
General Growth Properties, Inc.	139,795	3,292,172
Getty Realty Corp.(a)	5,900	100,300
Gladstone Commercial Corp.(a)	3,660	62,183
Glimcher Realty Trust	37,982	514,276
Government Properties Income Trust	17,560	384,740
HCP, Inc.	121,037	4,806,379
Health Care REIT, Inc.	80,023	4,991,035
Healthcare Realty Trust, Inc.	25,302	599,151
Healthcare Trust of America, Inc., Class A	55,984	649,414
Hersha Hospitality Trust	51,901	330,609
Highwoods Properties, Inc.	24,045	935,351
Home Properties, Inc.(a)	15,197	885,073
Hospitality Properties Trust	39,350	1,056,548
Host Hotels & Resorts, Inc.	199,072	4,246,206
Hudson Pacific Properties, Inc.	13,964	344,352
Inland Real Estate Corp.(a)	23,024	228,168
Investors Real Estate Trust	28,248	217,510
Kilroy Realty Corp.	21,761	1,293,474
Kimco Realty Corp.	108,513	2,377,520
Kite Realty Group Trust	17,565	425,776
LaSalle Hotel Properties	27,325	935,608
Lexington Realty Trust(a)	52,396	512,957
Liberty Property Trust	39,114	1,300,932
LTC Properties, Inc.	8,837	325,997
Macerich Co. (The)	37,446	2,390,178
Mack-Cali Realty Corp.	22,143	423,153
Medical Properties Trust, Inc.	44,946	551,038
Mid-America Apartment Communities, Inc.	19,980	1,311,687
Monmouth Real Estate Investment Corp., Class A	11,020	111,522
National Health Investors, Inc.	7,049	402,780
National Retail Properties, Inc.(a)	32,201	1,113,189
Omega Healthcare Investors, Inc.(a)	33,218	1,135,723
One Liberty Properties, Inc.	1,927	38,983
Parkway Properties, Inc.	16,206	304,349
Pebblebrook Hotel Trust	16,454	614,392
Pennsylvania Real Estate Investment Trust	18,306	365,022
Piedmont Office Realty Trust, Inc., Class A	40,245	709,922
Post Properties, Inc.	14,312	734,778
Prologis, Inc.	132,464	4,993,893
PS Business Parks, Inc.	5,290	402,781
Public Storage	39,395	6,533,267
Ramco-Gershenson Properties Trust	17,887	290,664
Realty Income Corp.(a)	59,408	2,423,252
Regency Centers Corp.	24,345	1,310,491
Retail Opportunity Investments Corp.(a)	22,336	328,339
Retail Properties of America, Inc., Class A	60,890	890,821
RLJ Lodging Trust	34,299	976,493
Rouse Properties, Inc. REIT	3,972	64,227
Ryman Hospitality Properties(a)	10,339	489,035
Sabra Healthcare REIT, Inc.(a)	12,098	294,223
Saul Centers, Inc.	3,133	146,436
Select Income REIT	6,489	156,060
Senior Housing Properties Trust	54,186	1,133,571
Simon Property Group, Inc.	82,189	13,513,515
SL Green Realty Corp.	25,379	2,571,400
Sotherly Hotels, Inc.	100	780
Sovran Self Storage, Inc.	8,652	643,363
Spirit Realty Capital, Inc.	98,717	1,082,925
STAG Industrial, Inc.(a)	10,264	212,567
Starwood Waypoint Residential Trust	9,521	247,641
Strategic Hotels & Resorts, Inc.*	56,573	659,075
Summit Hotel Properties, Inc.	20,658	222,693
Sun Communities, Inc.	10,355	522,928
Sunstone Hotel Investors, Inc.	54,202	749,072
Tanger Factory Outlet Centers	25,542	835,734
Taubman Centers, Inc.	16,702	1,219,246
Terreno Realty Corp.	1,415	26,644
UDR, Inc.	66,417	1,809,863
UMH Properties, Inc.(a)	1,915	18,193
Universal Health Realty Income Trust	2,943	122,664
Urstadt Biddle Properties, Inc.(a)	1,000	17,190
Urstadt Biddle Properties, Inc., Class A	5,692	115,548
Ventas, Inc.	79,020	4,895,289
Vornado Realty Trust	45,276	4,525,789
Washington Prime Group, Inc.	40,462	707,276
Washington Real Estate Investment Trust(a)	17,496	444,048
Weingarten Realty Investors	30,410	957,915
Whitestone REIT, Class B(a)	3,697	51,536

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
WP Carey, Inc.(a)	20,180	$1,286,879
		148,694,766
TOTAL COMMON STOCKS
(Identified Cost $114,847,651)		148,694,766

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	344,174	344,174
		344,175
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $344,175)		344,175

COLLATERAL FOR SECURITIES ON LOAN — 8.1%
Short-Term — 8.1%
State Street Navigator Securities Lending
Prime Portfolio	12,024,654	12,024,654
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $12,024,654)		12,024,654

Total Investments — 107.6%
(Identified Cost $127,216,480)#		161,063,595
Liabilities, Less Cash and Other Assets — (7.6%)		(11,361,094)

Net Assets — 100.0%		$149,702,501

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2014, the market value of the securities on loan was $11,694,172.
*	Non-income producing security.
#	At September 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $127,216,480. Net unrealized appreciation aggregated $33,847,115 of which $35,456,698 related to appreciated investment securities and $1,609,583 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

September 30, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Retail REITs	26.4%
Residential REITs	16.3%
Health Care REITs	13.3%
Office REITs	13.3%
Diversified REITs	10.3%
Hotels & Resorts REITs	8.0%
Specialized REITs	7.5%
Industrial REITs	4.7%
Short-Term	0.2%
100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2014 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of September 30, 2014 in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)*		Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2014 Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—		$582,947,929		$—	$582,947,929
Short-Term Investments	1,130,164		500,482		—	1,630,646
Total Investments	$1,130,164		$583,448,411		$—	$584,578,575

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—		$724,614,040		$—	$724,614,040
Short-Term Investments	6,407,537		—		—	6,407,537
Collateral For Securities On Loan	60,770,294		—		—	60,770,294
Forward Foreign Currency Contracts	—		6,888,633		—	6,888,633
Total Investments	$67,177,831		$731,502,673		$—	$798,680,504

Liabilities:
Forward Foreign Currency Contracts	$—		$(686,170)		$—	$(686,170)

SA U.S. Core Market Fund (a)
Common Stocks	$643,641,301		$—		$—	$643,641,301
Rights & Warrants	215		—		—	215
Mutual Funds	25,604,078		—		—	25,604,078
Short-Term Investments	403,361		—		—	403,361
Collateral For Securities On Loan	27,459,889		—		—	27,459,889
Total Investments	$697,108,844		$—		$—	$697,108,844

SA U.S. Value Fund (a)
Common Stocks	$527,055,770		$—		$—	$527,055,770
Short-Term Investments	2,359,155		—		—	2,359,155
Collateral For Securities On Loan	20,112,981		—		—	20,112,981
Total Investments	$549,527,906		$—		$—	$549,527,906

SA U.S. Small Company Fund (b)
Common Stocks	$363,879,896	†	$0	†	$—	$363,879,896
Rights & Warrants	8,057		0	†	—	8,057
Short-Term Investments	1,753,154		—		—	1,753,154
Collateral For Securities On Loan	91,822,982		—		—	91,822,982
Total Investments	$457,464,089		$—		$—	$457,464,089

SA International Value Fund (a)
Common Stocks	$686,838,362	†	$11,940		$—	$686,850,302
Preferred Stocks	199,839		—		—	199,839
Rights & Warrants	65,383		—		—	65,383
Short-Term Investments	2,036,241		—		—	2,036,241
Collateral For Securities On Loan	82,984,861		—		—	82,984,861
Total Investments	$772,124,686		$11,940		$—	$772,136,626

SA International Small Company Fund (a)
Mutual Funds	$314,849,727		$—		$—	$314,849,727
Total Investments	$314,849,727		$—		$—	$314,849,727

SA Emerging Markets Value Fund (c)
Common Stocks	$152,190,361		$1,871		$—	$152,192,232
Preferred Stocks	6,993,252		—		—	6,993,252
Rights & Warrants	—		8,822		—	8,822
Short-Term Investments	467,686		—		—	467,686
Collateral For Securities On Loan	11,558,872		—		—	11,558,872
Total Investments	$171,210,171		$10,693		$—	$171,220,864

SA Real Estate Securities Fund (a)
Common Stocks	$148,694,766		$—		$—	$148,694,766
Short-Term Investments	344,175		—		—	344,175
Collateral For Securities On Loan	12,024,654		—		—	12,024,654
Total Investments	$161,063,595		$—		$—	$161,063,595

*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
†	Includes one or more securities which are valued at zero.
(a)	For the period ended September 30, 2014, there was no transfer activity between Level 1 and Level 2.
(b)

Common stocks valued at $16,994 were transferred from Level 2 to Level 1 during the period ended September 30, 2014. At June 30, 2014, these securities were valued using fair value adjustment factors; at September 30, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended September 30, 2014.

(c)

Common stocks valued at $1,871 were transferred from Level 1 to Level 2 during the period ended September 30, 2014. At June 30, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at September 30, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended September 30, 2014.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,034,298,337
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,012,150,164
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,946,330,726
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,049,701,997
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	887,306,764
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $7,692,926,006)	8,929,787,988
TOTAL INVESTMENTS — (100.0%) (Cost $7,692,926,006)^^	$8,929,787,988

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,929,787,988	—	—	$8,929,787,988
TOTAL	$8,929,787,988	—	—	$8,929,787,988

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2014, the Fund consists of seventy-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At September 30, 2014, the total cost of securities for federal income tax purposes was $7,765,499,718.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.9%)
Consumer Discretionary — (17.8%)
#	Accordia Golf Co., Ltd.	537,300	$5,640,352
#	Adastria Holdings Co., Ltd.	93,320	1,819,585
#	Aeon Fantasy Co., Ltd.	57,832	762,271
#*	AGORA Hospitality Group Co., Ltd.	348,000	162,008
	Ahresty Corp.	127,000	895,938
*	Aigan Co., Ltd.	95,200	232,460
	Aisan Industry Co., Ltd.	183,000	1,440,873
#	Akebono Brake Industry Co., Ltd.	399,200	1,686,291
#	Alpen Co., Ltd.	106,900	1,646,241
	Alpha Corp.	30,400	318,993
	Alpine Electronics, Inc.	272,000	4,491,130
	Amiyaki Tei Co., Ltd.	24,500	897,392
	Amuse, Inc.	22,299	636,427
*	Anrakutei Co., Ltd.	22,000	82,041
	AOI Pro, Inc.	39,200	251,611
	AOKI Holdings, Inc.	276,200	3,178,694
	Aoyama Trading Co., Ltd.	315,900	7,362,550
	Arata Corp.	91,000	272,096
	Arcland Sakamoto Co., Ltd.	82,500	1,933,571
	Asahi Broadcasting Corp.	21,200	128,491
#	Asahi Co., Ltd.	95,000	1,064,570
#	Asatsu-DK, Inc.	197,400	4,951,439
#*	Ashimori Industry Co., Ltd.	319,000	602,063
#	ASKUL Corp.	46,600	979,496
#	Atom Corp.	108,500	585,448
	Atsugi Co., Ltd.	765,000	788,416
#	Autobacs Seven Co., Ltd.	419,100	6,508,654
	Avex Group Holdings, Inc.	221,400	3,356,476
	Belluna Co., Ltd.	209,600	920,800
	Best Denki Co., Ltd.	396,500	498,528
#	Bic Camera, Inc.	497,600	4,690,128
#	Bookoff Corp.	57,300	437,854
#	BRONCO BILLY Co., Ltd.	10,600	300,809
	Calsonic Kansei Corp.	990,000	5,385,829
#	Can Do Co., Ltd.	65,300	1,004,053
#	Central Sports Co., Ltd.	27,700	441,932
	CHIMNEY Co., Ltd.	16,700	357,803
#	Chiyoda Co., Ltd.	151,000	3,052,025
	Chofu Seisakusho Co., Ltd.	86,200	2,344,829
	Chori Co., Ltd.	73,900	963,652
	Chuo Spring Co., Ltd.	202,000	592,527
#*	Clarion Co., Ltd.	767,000	3,360,697
	Cleanup Corp.	133,500	1,154,924
#	Colowide Co., Ltd.	329,200	3,879,367
#	COOKPAD, Inc.	88,100	2,829,331
	Corona Corp.	82,400	873,082
#	Cross Plus, Inc.	22,000	159,915
#	DA Consortium, Inc.	143,200	593,687
	Daido Metal Co., Ltd.	190,000	2,470,755
#	Daidoh, Ltd.	130,000	648,242
#*	Daiei, Inc. (The)	1,408,000	1,607,089

#	Daiichikosho Co., Ltd.	165,700	$4,454,494
	Daikoku Denki Co., Ltd.	43,900	772,431
	Daimaruenawin Co., Ltd.	400	2,754
	Dainichi Co., Ltd.	49,300	352,935
#	Daisyo Corp.	54,300	665,445
	DCM Holdings Co., Ltd.	521,300	3,574,067
#	Descente, Ltd.	244,000	2,106,453
	Doshisha Co., Ltd.	140,100	2,402,747
	Doutor Nichires Holdings Co., Ltd.	174,386	2,763,483
#	Dunlop Sports Co., Ltd.	77,500	895,050
	Dynic Corp.	174,000	279,128
	Eagle Industry Co., Ltd.	150,900	3,065,750
#	EDION Corp.	528,800	3,341,432
	Exedy Corp.	183,800	4,655,763
	F T Communications Co., Ltd.	7,300	152,375
	F-Tech, Inc.	26,200	302,826
#	FCC Co., Ltd.	198,900	3,234,450
#	Fields Corp.	87,300	1,279,804
	Fine Sinter Co., Ltd.	49,000	151,793
	First Juken Co., Ltd.	8,900	113,352
#	Foster Electric Co., Ltd.	129,400	1,863,214
#	France Bed Holdings Co., Ltd.	702,000	1,209,640
#	Fuji Co., Ltd.	108,500	2,151,062
#	Fuji Corp., Ltd.	132,700	740,516
#	Fuji Kiko Co., Ltd.	148,000	772,762
#	Fuji Kyuko Co., Ltd.	114,000	1,294,681
	Fuji Oozx, Inc.	6,000	25,083
#	Fujibo Holdings, Inc.	763,000	2,239,836
#	Fujikura Rubber, Ltd.	39,400	306,013
	Fujishoji Co., Ltd.	16,900	198,463
#	Fujita Kanko, Inc.	44,000	148,470
#	Fujitsu General, Ltd.	371,000	4,557,364
	FuKoKu Co., Ltd.	36,400	385,016
#	Funai Electric Co., Ltd.	41,000	420,716
#	Furukawa Battery Co., Ltd. (The)	98,000	1,050,310
	Futaba Industrial Co., Ltd.	315,800	1,834,819
	G-7 Holdings, Inc.	29,200	242,548
	G-Tekt Corp.	94,000	898,030
#	Gakken Holdings Co., Ltd.	322,000	812,491
#	Genki Sushi Co., Ltd.	31,200	603,794
#	Geo Holdings Corp.	188,600	1,625,130
#	GLOBERIDE, Inc.	641,000	812,459
	Goldwin, Inc.	188,000	968,032
#	Gourmet Kineya Co., Ltd.	87,000	686,920
#	GSI Creos Corp.	328,000	437,417
	Gulliver International Co., Ltd.	392,700	3,340,567
	Gunze, Ltd.	1,111,000	3,121,032
#	H-One Co., Ltd.	69,500	478,705
	H2O Retailing Corp.	453,805	7,598,322
#	Hagihara Industries, Inc.	20,600	302,715
	Hakuyosha Co., Ltd.	65,000	145,243
#	Happinet Corp.	96,500	1,540,956
	Hard Off Corp. Co., Ltd.	49,700	408,464

	Haruyama Trading Co., Ltd.	47,900	$316,186
	Heiwa Corp.	57,400	1,134,138
	HI-LEX Corp.	57,600	1,710,818
#	Hiday Hidaka Corp.	60,564	1,606,764
	Higashi Nihon House Co., Ltd.	226,700	1,096,025
#	Himaraya Co., Ltd.	35,900	336,900
#	Hiramatsu, Inc.	158,800	921,465
#	HIS Co., Ltd.	203,600	5,433,473
#	Honeys Co., Ltd.	96,340	1,016,407
#	Hoosiers Holdings Co., Ltd.	162,500	742,959
#	Ichibanya Co., Ltd.	47,900	2,321,046
#	Ichikoh Industries, Ltd.	294,000	729,857
*	IJT Technology Holdings Co., Ltd.	128,280	608,574
#	Ikyu Corp.	97,100	1,333,523
#	Imasen Electric Industrial	83,400	1,756,188
#	Imperial Hotel, Ltd.	14,200	308,177
#	Intage Holdings, Inc.	81,300	1,021,567
*	Izuhakone Railway Co., Ltd.	300	—
*	Izutsuya Co., Ltd.	555,000	348,993
#*	Janome Sewing Machine Co., Ltd.	1,022,000	1,639,445
	Japan Vilene Co., Ltd.	162,000	893,878
	Japan Wool Textile Co., Ltd. (The)	340,000	2,349,058
#	Jin Co., Ltd.	79,400	2,139,198
#	Joban Kosan Co., Ltd.	323,000	447,851
	Joshin Denki Co., Ltd.	209,000	1,869,145
#	JP-Holdings, Inc.	278,700	1,049,749
#*	JVC Kenwood Corp.	918,530	2,295,978
#	K's Holdings Corp.	116,800	3,480,003
#*	Kadokawa Corp.	113,300	2,713,828
	Kasai Kogyo Co., Ltd.	141,000	1,357,596
#	Kawai Musical Instruments Manufacturing Co., Ltd.	44,600	844,707
	Keihin Corp.	261,700	3,460,668
#	Keiyo Co., Ltd.	181,300	822,662
#	KFC Holdings Japan, Ltd.	77,000	1,512,111
#*	Kintetsu Department Store Co., Ltd.	96,000	291,926
#	Kinugawa Rubber Industrial Co., Ltd.	279,000	1,186,047
	Kitamura Co., Ltd.	2,000	12,563
*	KNT-CT Holdings Co., Ltd.	587,000	947,639
#	Kohnan Shoji Co., Ltd.	194,000	2,159,785
#	Kojima Co., Ltd.	154,700	432,811
	Komatsu Seiren Co., Ltd.	138,300	720,671
	Komeri Co., Ltd.	197,000	4,475,280
#	Konaka Co., Ltd.	122,960	740,227
#	Koshidaka Holdings Co., Ltd.	43,400	814,783
	Kourakuen Corp.	6,800	86,733
#	KU Holdings Co., Ltd.	136,400	753,301
	Kura Corp.	68,600	1,912,764
	Kurabo Industries, Ltd.	1,301,000	2,206,701
	Kuraudia Co., Ltd.	5,700	68,519
	KYB Co., Ltd.	1,135,000	5,111,473
#	Kyoritsu Maintenance Co., Ltd.	61,060	2,480,613
#	Kyoto Kimono Yuzen Co., Ltd.	67,000	610,909
	LEC, Inc.	42,800	439,830

#	Look, Inc.	235,000	$539,632
#	Mamiya-Op Co., Ltd.	331,000	735,015
#	Marche Corp.	23,000	183,560
#	Mars Engineering Corp.	49,000	864,845
#*	Maruei Department Store Co., Ltd.	17,000	23,583
*	Maruzen CHI Holdings Co., Ltd.	29,800	100,524
	Matsuya Foods Co., Ltd.	48,200	934,841
#	Meiko Network Japan Co., Ltd.	108,500	1,191,047
	Meiwa Estate Co., Ltd.	56,900	267,423
	Mikuni Corp.	108,000	434,370
#	Misawa Homes Co., Ltd.	162,300	1,646,892
	Mitsuba Corp.	210,390	3,676,748
	Mitsui Home Co., Ltd.	170,000	761,442
#	Mizuno Corp.	571,000	3,025,711
	Monogatari Corp. (The)	25,400	790,160
#	MOS Food Services, Inc.	4,300	85,684
	Mr Max Corp.	119,000	352,435
	Murakami Corp.	11,000	151,905
#	Musashi Seimitsu Industry Co., Ltd.	132,600	2,625,488
	Nafco Co., Ltd.	34,300	544,728
#	Nagawa Co., Ltd.	8,900	199,106
#*	Naigai Co., Ltd.	1,450,000	873,099
	Nakayamafuku Co., Ltd.	9,500	69,100
#	Next Co., Ltd.	121,800	825,747
	Nexyz Corp.	11,900	72,373
	Nice Holdings, Inc.	460,000	909,902
	Nifco, Inc.	289,900	8,940,925
	Nihon Eslead Corp.	15,600	141,782
#	Nihon Plast Co., Ltd.	3,100	22,175
	Nihon Tokushu Toryo Co., Ltd.	56,000	357,451
	Nippon Felt Co., Ltd.	58,200	254,873
	Nippon Piston Ring Co., Ltd.	500,000	1,166,427
#	Nippon Seiki Co., Ltd.	224,400	5,093,435
	Nishikawa Rubber Co., Ltd.	15,000	260,610
	Nishimatsuya Chain Co., Ltd.	305,000	2,382,873
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	648,428
#	Nissei Build Kogyo Co., Ltd.	339,000	852,670
*	Nissen Holdings Co., Ltd.	16,900	56,958
#	Nissin Kogyo Co., Ltd.	223,700	3,684,106
	Nittan Valve Co., Ltd.	82,800	257,469
	Ohashi Technica, Inc.	24,000	278,562
#	Ohsho Food Service Corp.	71,000	2,744,895
	Onward Holdings Co., Ltd.	753,000	4,701,691
#	OPT, Inc.	70,600	493,743
	Otsuka Kagu, Ltd.	39,700	404,770
	Pacific Industrial Co., Ltd.	226,500	1,715,065
#	Pal Co., Ltd.	68,400	1,857,162
	Paltac Corp.	196,334	2,402,579
#	PanaHome Corp.	481,200	3,346,311
	Parco Co., Ltd.	107,800	872,832
	Paris Miki Holdings, Inc.	155,600	694,857
	PIA Corp.	1,300	21,956
	Piolax, Inc.	57,900	2,710,343

#*	Pioneer Corp.	1,903,400	$5,232,976
	Plenus Co., Ltd.	132,400	3,043,359
	Press Kogyo Co., Ltd.	584,000	2,407,095
#	Pressance Corp.	37,800	1,054,997
	Proto Corp.	63,100	919,739
	Renaissance, Inc.	48,100	417,056
#*	Renown, Inc.	326,600	353,776
#	Resort Solution Co., Ltd.	180,000	369,343
#	Resorttrust, Inc.	374,216	8,371,832
	Rhythm Watch Co., Ltd.	595,000	905,688
#	Riberesute Corp.	12,700	78,992
#	Right On Co., Ltd.	89,925	584,982
	Riken Corp.	518,000	2,192,076
	Ringer Hut Co., Ltd.	46,600	714,587
	Round One Corp.	446,000	2,679,931
	Royal Holdings Co., Ltd.	170,600	2,754,124
	Sagami Chain Co., Ltd.	3,000	28,815
#	Saizeriya Co., Ltd.	177,800	2,378,845
#	Sakai Ovex Co., Ltd.	342,000	526,988
	San Holdings, Inc.	14,000	201,468
	Sanden Corp.	693,000	4,105,208
	Sanei Architecture Planning Co., Ltd.	43,300	346,006
#	Sangetsu Co., Ltd.	173,125	4,358,000
#	Sanko Marketing Foods Co., Ltd.	30,400	254,726
	Sankyo Seiko Co., Ltd.	188,700	698,491
	Sanoh Industrial Co., Ltd.	140,500	961,302
#	Sanyo Electric Railway Co., Ltd.	128,000	544,528
	Sanyo Housing Nagoya Co., Ltd.	38,600	438,181
	Sanyo Shokai, Ltd.	678,000	1,491,972
#	Sato Restaurant Systems Co., Ltd.	33,700	259,565
#	Scroll Corp.	152,100	406,195
#	Seiko Holdings Corp.	954,407	4,183,826
#	Seiren Co., Ltd.	296,700	2,653,218
#	Senshukai Co., Ltd.	185,200	1,484,927
#*	Septeni Holdings Co., Ltd.	58,100	674,632
#	Seria Co., Ltd.	111,100	4,235,581
#	Shidax Corp.	85,200	390,944
	Shikibo, Ltd.	802,000	907,172
	Shimachu Co., Ltd.	290,100	6,702,024
	Shimojima Co., Ltd.	23,800	217,113
	Shiroki Corp.	285,000	597,680
	Shobunsha Publications, Inc.	273,500	1,760,569
#	Shochiku Co., Ltd.	201,000	1,868,975
	Showa Corp.	326,700	3,578,281
	SKY Perfect JSAT Holdings, Inc.	892,200	5,242,658
	SNT Corp.	88,700	477,685
	Soft99 Corp.	70,600	436,922
	Sotoh Co., Ltd.	42,600	379,685
	SPK Corp.	17,200	303,823
	St Marc Holdings Co., Ltd.	48,200	2,433,499
#	Starbucks Coffee Japan, Ltd.	163,400	2,178,309
#	Starts Corp., Inc.	122,600	1,814,360
	Step Co., Ltd.	39,200	297,937

#	Studio Alice Co., Ltd.	63,100	$810,654
	Suminoe Textile Co., Ltd.	342,000	1,072,606
	Sumitomo Forestry Co., Ltd.	268,366	2,887,588
	Suncall Corp.	27,000	173,234
	T RAD Co., Ltd.	418,000	1,048,082
#	T-Gaia Corp.	122,400	1,171,133
#	Tachi-S Co., Ltd.	167,540	2,426,497
	Tachikawa Corp.	50,800	306,693
	Taiho Kogyo Co., Ltd.	101,000	1,154,359
	Takamatsu Construction Group Co., Ltd.	83,600	1,563,782
	Takata Corp.	23,600	535,752
	Take And Give Needs Co., Ltd.	55,670	596,552
	Takihyo Co., Ltd.	76,000	290,385
#	Tama Home Co., Ltd.	80,300	506,659
#	Tamron Co., Ltd.	111,400	2,140,546
#	TBK Co., Ltd.	119,000	733,864
#*	Ten Allied Co., Ltd.	50,000	158,913
	Tigers Polymer Corp.	52,100	329,465
#	Toa Corp.	131,000	1,374,241
#	Toabo Corp.	529,000	375,998
#	Toei Animation Co., Ltd.	22,500	585,854
	Toei Co., Ltd.	416,000	2,158,456
	Tohokushinsha Film Corp.	22,500	172,476
#	Tokai Rika Co., Ltd.	295,500	6,252,182
	Tokai Rubber Industries, Ltd.	233,900	2,068,325
#	Token Corp.	47,750	2,184,534
	Tokyo Derica Co., Ltd.	68,550	1,056,964
	Tokyo Dome Corp.	1,210,200	5,100,507
#	Tokyo Individualized Educational Institute, Inc.	30,100	99,775
	Tokyo Soir Co., Ltd.	4,000	9,411
#	Tokyu Recreation Co., Ltd.	79,000	473,962
#	Tomy Co., Ltd.	385,193	2,141,931
	Topre Corp.	217,100	3,088,433
#	Toridoll.corp	115,500	1,372,866
#	Tosho Co., Ltd.	42,700	929,002
	Toyo Tire & Rubber Co., Ltd.	306,200	5,239,229
#	TPR Co., Ltd.	130,600	3,148,886
	TS Tech Co., Ltd.	16,600	403,727
#	TSI Holdings Co., Ltd.	443,295	3,108,613
#	Tsukada Global Holdings, Inc.	104,400	870,499
	Tsukamoto Corp. Co., Ltd.	190,000	232,379
	Tsutsumi Jewelry Co., Ltd.	48,600	1,182,868
	Tv Tokyo Holdings Corp.	12,200	242,184
	Tyo, Inc.	313,000	490,433
#	U-Shin, Ltd.	130,600	822,575
#	Unipres Corp.	226,500	4,444,348
	United Arrows, Ltd.	134,400	4,969,348
*	Unitika, Ltd.	2,260,000	1,052,925
	Universal Entertainment Corp.	74,600	1,221,260
#*	Usen Corp.	730,180	2,089,181
#	Village Vanguard Co., Ltd.	29,100	393,859
#	VT Holdings Co., Ltd.	499,500	1,791,215
	Wacoal Holdings Corp.	595,000	5,789,816

#*	Watabe Wedding Corp.	43,000	$228,143
#	WATAMI Co., Ltd.	138,100	1,645,240
#	West Holdings Corp.	99,600	1,080,028
	Workman Co., Ltd.	900	47,199
	Wowow, Inc.	28,300	1,151,849
	Xebio Co., Ltd.	149,600	2,269,804
#	Yachiyo Industry Co., Ltd.	8,800	56,966
#	Yamato International, Inc.	8,200	32,157
	Yellow Hat, Ltd.	95,400	2,097,688
	Yomiuri Land Co., Ltd.	241,000	1,051,202
#	Yondoshi Holdings, Inc.	114,620	2,295,603
#	Yonex Co., Ltd.	41,300	380,887
#	Yorozu Corp.	97,000	1,661,567
#	Yoshinoya Holdings Co., Ltd.	148,500	1,776,257
	Yutaka Giken Co., Ltd.	2,000	46,508
#	Zenrin Co., Ltd.	153,900	1,823,929
#	Zensho Holdings Co., Ltd.	629,100	5,570,300
	Zojirushi Corp.	133,000	798,309
Total Consumer Discretionary			513,111,902

Consumer Staples — (7.4%)
#	Aderans Co., Ltd.	124,000	1,544,865
	Aeon Hokkaido Corp.	339,700	2,280,576
#	Ain Pharmaciez, Inc.	142,400	3,253,004
	Arcs Co., Ltd.	190,900	3,993,657
	Ariake Japan Co., Ltd.	109,600	2,456,771
#	Artnature, Inc.	45,000	1,220,106
	Axial Retailing, Inc.	74,500	1,418,425
	Belc Co., Ltd.	54,200	1,489,522
	Cawachi, Ltd.	89,600	1,534,536
	Chubu Shiryo Co., Ltd.	110,700	688,132
	Chuo Gyorui Co., Ltd.	93,000	210,065
	Coca-Cola West Co., Ltd.	153,100	2,229,265
	Cocokara fine, Inc.	94,860	2,481,360
	CREATE SD HOLDINGS Co., Ltd.	46,000	1,615,313
	Daikokutenbussan Co., Ltd.	33,000	985,808
	Dr Ci:Labo Co., Ltd.	84,600	2,767,593
#	Dydo Drinco, Inc.	43,900	1,733,843
	Ezaki Glico Co., Ltd.	68,000	2,344,966
#	Fancl Corp.	232,200	2,849,717
#*	First Baking Co., Ltd.	183,000	228,364
	Fuji Oil Co., Ltd.	367,600	5,430,853
	Fujicco Co., Ltd.	118,600	1,535,021
#	Fujiya Co., Ltd.	240,000	430,415
	Genky Stores, Inc.	5,900	267,986
	Hagoromo Foods Corp.	39,000	383,570
	Heiwado Co., Ltd.	182,700	3,071,038
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	412,430
#	Hokuto Corp.	130,400	2,352,783
#	House Foods Group, Inc.	202,800	3,516,588
	Inageya Co., Ltd.	172,800	1,862,970
	Itochu-Shokuhin Co., Ltd.	27,400	905,065
	Itoham Foods, Inc.	960,800	4,604,258

#	J-Oil Mills, Inc.	539,000	$1,776,788
#	Kagome Co., Ltd.	54,600	863,285
#	Kakiyasu Honten Co., Ltd.	16,600	247,553
	Kameda Seika Co., Ltd.	73,500	2,201,106
	Kansai Super Market, Ltd.	16,700	124,161
#	Kasumi Co., Ltd.	240,200	2,187,433
	Kato Sangyo Co., Ltd.	114,800	2,405,017
#	Kenko Mayonnaise Co., Ltd.	41,900	439,642
	Key Coffee, Inc.	103,300	1,548,884
*	Kirindo Holdings Co., Ltd.	28,300	182,144
#	Kose Corp.	39,300	1,672,199
#	Kotobuki Spirits Co., Ltd.	28,100	564,679
	Kusuri No Aoki Co., Ltd.	50,200	2,153,610
*	Kyodo Shiryo Co., Ltd.	408,000	373,199
#	Kyokuyo Co., Ltd.	477,000	1,131,540
#	Life Corp.	183,400	2,906,669
	Lion Corp.	912,000	4,904,361
	Mandom Corp.	121,500	4,189,143
	Marudai Food Co., Ltd.	559,000	2,088,209
#	Maruetsu, Inc. (The)	375,000	1,788,308
	Maruha Nichiro Corp.	231,507	3,449,289
	Matsumotokiyoshi Holdings Co., Ltd.	216,100	6,378,268
#	Maxvalu Nishinihon Co., Ltd.	2,400	31,370
	Maxvalu Tokai Co., Ltd.	57,500	788,549
	Medical System Network Co., Ltd.	78,200	251,792
	Megmilk Snow Brand Co., Ltd.	261,200	3,413,961
	Meito Sangyo Co., Ltd.	53,700	587,764
	Milbon Co., Ltd.	64,376	2,136,998
#	Ministop Co., Ltd.	87,700	1,222,461
#	Mitsubishi Shokuhin Co., Ltd.	87,800	1,993,246
	Mitsui Sugar Co., Ltd.	529,850	1,774,103
	Miyoshi Oil & Fat Co., Ltd.	384,000	483,234
	Morinaga & Co., Ltd.	1,134,000	2,449,715
	Morinaga Milk Industry Co., Ltd.	1,148,000	3,685,461
	Morozoff, Ltd.	146,000	477,549
	Nagatanien Co., Ltd.	125,000	1,225,130
	Nakamuraya Co., Ltd.	189,000	741,389
	Natori Co., Ltd.	20,300	210,285
	Nichimo Co., Ltd.	170,000	289,789
	Nichirei Corp.	1,455,000	6,117,701
#	Nihon Chouzai Co., Ltd.	12,580	344,152
	Niitaka Co., Ltd.	7,260	72,910
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,087,704
	Nippon Flour Mills Co., Ltd.	693,000	3,353,395
#*	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	495,810
#*	Nippon Suisan Kaisha, Ltd.	1,435,900	3,782,265
#	Nisshin Oillio Group, Ltd. (The)	692,000	2,328,504
	Nissin Sugar Co., Ltd.	19,600	428,961
	Nitto Fuji Flour Milling Co., Ltd.	64,000	183,680
	Noevir Holdings Co., Ltd.	70,500	1,330,537
	Oenon Holdings, Inc.	316,000	707,781
#	OIE Sangyo Co., Ltd.	20,900	159,637
	Okuwa Co., Ltd.	120,000	1,080,322

	Olympic Group Corp.	64,900	$623,057
#	OUG Holdings, Inc.	29,000	60,540
#	Pigeon Corp.	149,800	8,488,347
	Prima Meat Packers, Ltd.	874,000	2,171,497
	Qol Co., Ltd.	54,100	322,338
	Riken Vitamin Co., Ltd.	79,200	1,931,844
#	Rock Field Co., Ltd.	57,300	1,013,670
#	Rokko Butter Co., Ltd.	34,300	346,010
	S Foods, Inc.	77,762	1,311,343
	S&B Foods, Inc.	499	18,498
#	Sakata Seed Corp.	185,100	2,358,608
#	San-A Co., Ltd.	98,200	3,272,244
	Sapporo Holdings, Ltd.	1,938,000	7,452,430
#	Shoei Foods Corp.	44,000	373,700
	Showa Sangyo Co., Ltd.	524,000	1,915,904
	Sogo Medical Co., Ltd.	28,400	1,383,176
	ST Corp.	78,900	718,336
#	Starzen Co., Ltd.	332,000	1,034,164
	Takara Holdings, Inc.	702,500	5,348,956
#	Tobu Store Co., Ltd.	205,000	524,980
	Toho Co. Ltd/Kobe	197,000	730,882
#	Tohto Suisan Co., Ltd.	173,000	310,835
	Torigoe Co., Ltd. (The)	82,600	546,373
	Toyo Sugar Refining Co., Ltd.	157,000	147,352
#	UNY Group Holdings Co., Ltd.	1,344,700	7,147,036
	Valor Co., Ltd.	208,100	3,365,950
	Warabeya Nichiyo Co., Ltd.	83,660	1,502,647
	Welcia Holdings Co., Ltd.	118,300	3,525,126
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	404,813
	Yamatane Corp.	535,000	878,257
#	Yamaya Corp.	22,800	347,189
	Yaoko Co., Ltd.	52,300	3,107,769
	Yokohama Reito Co., Ltd.	252,400	1,869,906
	Yomeishu Seizo Co., Ltd.	100,000	838,646
	Yonekyu Corp.	2,100	23,454
	Yuasa Funashoku Co., Ltd.	112,000	272,638
	Yutaka Foods Corp.	6,000	100,344
Total Consumer Staples			214,699,366

Energy — (0.9%)
#	BP Castrol K.K.	66,500	659,812
	Cosmo Oil Co., Ltd.	3,257,000	5,491,436
	Fuji Kosan Co., Ltd.	33,100	198,927
#	Fuji Oil Co., Ltd.	293,100	1,036,604
	Itochu Enex Co., Ltd.	311,000	2,002,886
#	Japan Drilling Co., Ltd.	33,400	1,498,606
	Japan Oil Transportation Co., Ltd.	84,000	177,695
#	Kyoei Tanker Co., Ltd.	111,000	216,696
	Mitsuuroko Group Holdings Co., Ltd.	190,200	945,835
	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,466,395
#	Nippon Gas Co., Ltd.	185,400	4,393,639
	Nippon Seiro Co., Ltd.	64,000	151,320
#	Sala Corp.	128,500	736,651

	San-Ai Oil Co., Ltd.	314,000	$2,183,955
	Shinko Plantech Co., Ltd.	236,000	1,810,879
#	Sinanen Co., Ltd.	268,000	1,083,339
	Toa Oil Co., Ltd.	427,000	643,964
	Toyo Kanetsu K.K.	642,000	1,558,071
Total Energy			26,256,710

Financials — (9.7%)
	77 Bank, Ltd. (The)	589,000	3,104,018
	Aichi Bank, Ltd. (The)	54,200	2,709,980
	Airport Facilities Co., Ltd.	136,670	934,671
	Aizawa Securities Co., Ltd.	159,400	778,188
	Akita Bank, Ltd. (The)	1,120,400	3,129,042
	Anabuki Kosan, Inc.	22,000	50,515
#	Aomori Bank, Ltd. (The)	1,148,000	3,485,859
	Asax Co., Ltd.	1,700	20,540
	Awa Bank, Ltd. (The)	1,156,000	6,659,262
#	Bank of Iwate, Ltd. (The)	105,100	4,640,951
	Bank of Kochi, Ltd. (The)	178,000	230,231
	Bank of Nagoya, Ltd. (The)	993,297	3,795,666
#	Bank of Okinawa, Ltd. (The)	111,200	4,889,816
	Bank of Saga, Ltd. (The)	771,000	1,771,192
	Bank of the Ryukyus, Ltd.	230,680	3,644,007
	Chiba Kogyo Bank, Ltd. (The)	232,300	1,672,299
	Chukyo Bank, Ltd. (The)	680,000	1,222,198
	Daibiru Corp.	312,400	3,588,060
	Daiichi Commodities Co., Ltd.	13,700	54,109
	Daiko Clearing Services Corp.	44,600	271,441
#	Daikyo, Inc.	1,959,000	3,666,289
	Daisan Bank, Ltd. (The)	750,000	1,250,566
	Daishi Bank, Ltd. (The)	2,061,000	7,194,816
	Daito Bank, Ltd. (The)	898,000	1,121,897
	Dream Incubator, Inc.	4,900	82,621
#	Ehime Bank, Ltd. (The)	832,000	1,859,062
	Eighteenth Bank, Ltd. (The)	1,099,000	3,044,421
#	FIDEA Holdings Co., Ltd.	647,900	1,417,745
#	Financial Products Group Co., Ltd.	129,100	1,202,844
	Fukui Bank, Ltd. (The)	1,220,000	2,922,338
	Fukushima Bank, Ltd. (The)	1,435,000	1,124,689
	Fuyo General Lease Co., Ltd.	84,100	3,286,728
#	GCA Savvian Corp.	89,100	821,123
	Goldcrest Co., Ltd.	104,790	1,910,508
	Grandy House Corp.	14,200	41,429
	Heiwa Real Estate Co., Ltd.	252,000	3,969,925
	Higashi-Nippon Bank, Ltd. (The)	840,000	2,128,208
	Higo Bank, Ltd. (The)	1,103,000	6,067,171
	Hokkoku Bank, Ltd. (The)	1,732,000	5,892,361
	Hokuetsu Bank, Ltd. (The)	1,224,000	2,344,038
	Hyakugo Bank, Ltd. (The)	1,498,609	6,016,636
	Hyakujushi Bank, Ltd. (The)	1,536,000	4,918,941
	IBJ Leasing Co., Ltd.	64,900	1,510,798
#	Ichiyoshi Securities Co., Ltd.	181,600	2,176,356
	IwaiCosmo Holdings, Inc.	116,200	1,158,966

*	Japan Asia Investment Co., Ltd.	38,000	$28,755
#	Jimoto Holdings, Inc.	277,200	568,642
#	Jowa Holdings Co., Ltd.	46,800	1,608,602
	Juroku Bank, Ltd. (The)	2,060,000	7,722,805
#	kabu.com Securities Co., Ltd.	490,400	2,398,315
	Kabuki-Za Co., Ltd.	39,000	1,724,072
	Kagoshima Bank, Ltd. (The)	954,000	6,061,828
	Kansai Urban Banking Corp.	128,700	1,472,335
	Keihanshin Building Co., Ltd.	181,400	985,819
	Keiyo Bank, Ltd. (The)	1,294,000	6,594,917
	Kita-Nippon Bank, Ltd. (The)	50,006	1,210,518
	Kiyo Bank, Ltd. (The)	382,290	5,451,576
#	Kosei Securities Co., Ltd. (The)	11,000	21,575
#	Kyokuto Securities Co., Ltd.	119,200	1,951,406
#	Land Business Co., Ltd.	59,500	226,770
#*	Leopalace21 Corp.	1,486,800	8,167,231
	Marusan Securities Co., Ltd.	391,600	2,815,513
#	Michinoku Bank, Ltd. (The)	801,000	1,554,284
	Mie Bank, Ltd. (The)	450,000	1,046,334
	Minato Bank, Ltd. (The)	1,083,000	2,132,199
	Mito Securities Co., Ltd.	316,200	1,150,318
	Miyazaki Bank, Ltd. (The)	944,000	2,898,731
#	Monex Group, Inc.	1,172,300	3,057,669
#	Money Partners Group Co., Ltd.	52,400	186,646
	Musashino Bank, Ltd. (The)	200,500	6,656,990
#	Nagano Bank, Ltd. (The)	496,000	858,747
	Nanto Bank, Ltd. (The)	1,012,000	4,089,161
*	New Real Property K.K.	43,900	—
#	Nisshin Fudosan Co.	191,500	814,001
	North Pacific Bank, Ltd.	1,747,100	6,881,072
	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	5,446,951
	Oita Bank, Ltd. (The)	992,900	3,741,866
#	Okasan Securities Group, Inc.	48,000	341,570
	Relo Holdings, Inc.	61,400	4,236,491
#	Ricoh Leasing Co., Ltd.	101,500	2,829,321
	SAMTY Co., Ltd.	60,600	397,967
	San-In Godo Bank, Ltd. (The)	980,000	6,917,294
	Sankyo Frontier Co., Ltd.	2,000	14,964
#	Sawada Holdings Co., Ltd.	141,100	952,480
	Senshu Ikeda Holdings, Inc.	1,246,500	6,411,539
	Shiga Bank, Ltd. (The)	1,051,000	5,788,382
	Shikoku Bank, Ltd. (The)	1,089,000	2,342,937
	Shimane Bank, Ltd. (The)	15,600	190,084
	Shimizu Bank, Ltd. (The)	46,300	1,255,303
#	Sparx Group Co., Ltd.	524,100	1,038,945
	Sumitomo Real Estate Sales Co., Ltd.	101,360	2,333,460
#	Sun Frontier Fudousan Co., Ltd.	136,000	1,556,706
	Taiko Bank, Ltd. (The)	189,000	399,859
	Takagi Securities Co., Ltd.	231,000	537,333
	Takara Leben Co., Ltd.	474,200	1,764,964
	TOC Co., Ltd.	435,250	2,814,091
	Tochigi Bank, Ltd. (The)	745,000	2,920,403
	Toho Bank, Ltd. (The)	1,306,200	4,871,251

	Tohoku Bank, Ltd. (The)	541,000	$764,676
#	Tokyo Rakutenchi Co., Ltd.	218,000	989,166
#	Tokyo Theatres Co., Inc.	461,000	609,555
#*	Tokyo Tomin Bank, Ltd. (The)	204,700	2,461,813
	Tomato Bank, Ltd.	476,000	780,493
	TOMONY Holdings, Inc.	926,050	3,896,801
#	Tosei Corp.	195,300	1,242,699
	Tottori Bank, Ltd. (The)	337,000	703,112
	Towa Bank, Ltd. (The)	1,754,000	1,582,672
	Toyo Securities Co., Ltd.	431,000	1,190,670
	Tsukuba Bank, Ltd.	471,500	1,590,433
*	Yachiyo Bank, Ltd. (The)	79,000	2,503,077
#	Yamagata Bank, Ltd. (The)	852,500	3,995,632
	Yamanashi Chuo Bank, Ltd. (The)	967,000	4,243,404
Total Financials			279,777,716

Health Care — (4.5%)
	As One Corp.	78,968	2,479,280
	Asahi Intecc Co., Ltd.	113,300	5,186,539
	ASKA Pharmaceutical Co., Ltd.	132,800	1,706,584
	Biofermin Pharmaceutical Co., Ltd.	9,800	261,290
	BML, Inc.	70,300	2,218,934
	CMIC Holdings Co., Ltd.	66,500	1,195,803
	Create Medic Co., Ltd.	28,000	260,306
#	Daiken Medical Co., Ltd.	42,100	832,504
	Daito Pharmaceutical Co., Ltd.	54,400	1,008,360
	Eiken Chemical Co., Ltd.	98,700	1,687,367
	EPS Corp.	169,400	2,189,754
	FALCO HOLDINGS Co., Ltd.	38,700	428,581
	Fuji Pharma Co., Ltd.	37,700	698,239
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,269,416
	Hogy Medical Co., Ltd.	68,200	3,614,320
	Iwaki & Co., Ltd.	137,000	317,217
#	Japan Medical Dynamic Marketing, Inc.	55,400	232,066
	Jeol, Ltd.	435,000	2,047,602
	JMS Co., Ltd.	156,000	422,350
	Kaken Pharmaceutical Co., Ltd.	347,000	7,823,956
	Kawasumi Laboratories, Inc.	69,400	504,186
	Kissei Pharmaceutical Co., Ltd.	77,800	1,950,744
	KYORIN Holdings, Inc.	293,000	5,950,084
	Mani, Inc.	29,300	1,755,745
#	Message Co., Ltd.	87,100	2,990,717
	Mochida Pharmaceutical Co., Ltd.	75,299	5,085,168
	Nagaileben Co., Ltd.	58,000	1,125,998
#	Nakanishi, Inc.	96,900	3,567,191
	Nichi-iko Pharmaceutical Co., Ltd.	267,850	4,335,708
#	Nichii Gakkan Co.	276,100	2,188,275
	Nihon Kohden Corp.	53,400	2,802,008
	Nikkiso Co., Ltd.	369,000	4,067,391
	Nippon Chemiphar Co., Ltd.	180,000	955,616
	Nippon Shinyaku Co., Ltd.	242,000	7,324,084
#	Nipro Corp.	673,700	5,595,177
	Nissui Pharmaceutical Co., Ltd.	70,500	821,763

	Paramount Bed Holdings Co., Ltd.	117,500	$3,368,881
	Psc, Inc.	25,500	1,068,855
	Rion Co., Ltd.	40,500	523,397
	Rohto Pharmaceutical Co., Ltd.	382,100	5,124,297
	Seed Co., Ltd.	2,800	35,700
	Seikagaku Corp.	167,400	2,517,765
	Ship Healthcare Holdings, Inc.	207,300	6,630,734
	Shofu, Inc.	25,700	304,089
#	Software Service, Inc.	16,300	642,906
	Taiko Pharmaceutical Co., Ltd.	62,000	1,065,016
	Techno Medica Co., Ltd.	18,500	372,817
	Toho Holdings Co., Ltd.	309,600	5,923,262
	Tokai Corp/Gifu	49,200	1,511,594
	Torii Pharmaceutical Co., Ltd.	57,800	1,601,380
#	Towa Pharmaceutical Co., Ltd.	60,200	2,635,381
	Tsukui Corp.	186,100	1,852,627
#	Tsumura & Co.	184,100	4,102,767
	Uchiyama Holdings Co., Ltd.	22,300	135,052
#	Vital KSK Holdings, Inc.	186,000	1,631,857
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	270,251
	ZERIA Pharmaceutical Co., Ltd.	122,799	2,526,657
Total Health Care			130,745,608

Industrials — (26.2%)
#*	A&A Material Corp.	127,000	136,822
#	Advan Co., Ltd.	96,200	1,053,170
	Advanex, Inc.	196,000	294,716
	Aeon Delight Co., Ltd.	66,900	1,626,589
	Aica Kogyo Co., Ltd.	313,400	6,658,891
	Aichi Corp.	176,500	839,918
	Aida Engineering, Ltd.	302,300	3,071,886
	Alinco, Inc.	54,400	671,669
	Alps Logistics Co., Ltd.	50,700	578,544
#	Altech Corp.	43,850	495,519
#	Anest Iwata Corp.	171,300	1,251,051
#*	Arrk Corp.	339,900	479,808
	Asahi Diamond Industrial Co., Ltd.	325,200	4,708,674
#	Asahi Kogyosha Co., Ltd.	124,000	453,615
#*	Asanuma Corp.	501,000	784,080
	Asia Air Survey Co., Ltd.	20,000	100,570
#*	Asia Growth Capital, Ltd.	391,200	600,577
	Asunaro Aoki Construction Co., Ltd.	154,000	1,175,827
	Bando Chemical Industries, Ltd.	452,000	1,774,318
#	Benefit One, Inc.	99,700	931,407
	Bunka Shutter Co., Ltd.	300,000	2,676,046
	Career Design Center Co., Ltd.	24,600	246,253
	Central Glass Co., Ltd.	1,243,000	4,400,334
	Central Security Patrols Co., Ltd.	41,900	464,767
	Chiyoda Integre Co., Ltd.	64,000	879,781
	Chodai Co., Ltd.	20,000	179,113
	Chudenko Corp.	113,700	1,859,331
#	Chugai Ro Co., Ltd.	384,000	803,320
	CKD Corp.	338,800	3,077,647

#	Cosel Co., Ltd.	125,300	$1,489,328
	CTI Engineering Co., Ltd.	71,800	1,223,055
	Dai-Dan Co., Ltd.	156,000	888,235
	Daido Kogyo Co., Ltd.	176,000	455,861
	Daifuku Co., Ltd.	525,100	6,181,720
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	595,215
#	Daihen Corp.	592,000	2,301,656
#	Daiho Corp.	48,000	225,846
	Daiichi Jitsugyo Co., Ltd.	254,000	1,422,394
#	Daiseki Co., Ltd.	219,963	4,099,431
	Daiseki Eco. Solution Co., Ltd.	7,200	135,274
#*	Daisue Construction Co., Ltd.	20,300	185,541
	Daiwa Industries, Ltd.	178,000	1,346,746
	Daiwa Odakyu Construction Co.	5,400	38,691
#*	Danto Holdings Corp.	165,000	213,795
	Denyo Co., Ltd.	86,100	1,174,107
#	Dijet Industrial Co., Ltd.	88,000	226,406
	DMG Mori Seiki Co., Ltd.	504,000	6,457,592
	DMW Corp.	4,800	77,142
#	Duskin Co., Ltd.	228,800	3,739,025
#	Ebara Jitsugyo Co., Ltd.	37,100	487,012
	Eidai Co., Ltd.	91,000	399,412
#	Emori Group Holdings Co., Ltd.	48,300	876,947
#	en-japan, Inc.	60,900	1,182,975
#	Endo Lighting Corp.	60,900	709,443
*	Enshu, Ltd.	281,000	332,827
	Freund Corp.	9,900	128,137
#	Fudo Tetra Corp.	983,000	2,488,078
	Fujikura, Ltd.	2,042,000	9,830,566
#*	Fujisash Co., Ltd.	449,200	650,085
#	Fujitec Co., Ltd.	437,300	4,773,151
	Fukuda Corp.	508,000	5,487,623
	Fukushima Industries Corp.	73,200	1,407,445
#	Fukuyama Transporting Co., Ltd.	744,400	3,711,624
#	Funai Soken Holdings, Inc.	116,600	1,075,956
#	Furukawa Co., Ltd.	1,571,000	3,249,421
#	Furukawa Electric Co., Ltd.	4,432,000	8,906,136
	Furusato Industries, Ltd.	51,900	815,369
	Futaba Corp.	128,700	1,933,792
	Gecoss Corp.	112,400	1,722,287
	Glory, Ltd.	274,400	7,745,688
	Hamakyorex Co., Ltd.	41,600	1,441,054
	Hanwa Co., Ltd.	1,198,000	4,480,354
#	Harmonic Drive Systems, Inc.	141,300	2,088,716
#	Hazama Ando Corp.	1,039,100	6,644,167
#	Hibiya Engineering, Ltd.	124,300	1,798,533
	Hisaka Works, Ltd.	103,100	971,088
#	Hitachi Koki Co., Ltd.	304,000	2,646,958
	Hitachi Metals Techno, Ltd.	56,500	672,518
	Hitachi Transport System, Ltd.	210,300	2,716,615
#	Hitachi Zosen Corp.	996,379	5,877,328
	Hokuetsu Industries Co., Ltd.	105,000	1,069,991
	Hokuriku Electrical Construction Co., Ltd.	67,000	368,395

#	Hosokawa Micron Corp.	176,000	$1,044,645
	Howa Machinery, Ltd.	70,500	505,539
#	Ichiken Co., Ltd.	147,000	541,646
	Ichinen Holdings Co., Ltd.	107,600	894,319
	Idec Corp.	154,000	1,284,210
	Iino Kaiun Kaisha, Ltd.	473,900	2,704,002
	Inaba Denki Sangyo Co., Ltd.	135,500	4,554,155
#	Inaba Seisakusho Co., Ltd.	51,100	619,237
	Inabata & Co., Ltd.	317,300	3,198,140
#*	Inui Steamship Co., Ltd.	128,800	412,266
#	Inui Warehouse Co., Ltd.	24,800	226,612
#	Iseki & Co., Ltd.	1,128,000	2,767,928
	Ishii Iron Works Co., Ltd.	85,000	190,570
#*	Ishikawa Seisakusho, Ltd.	37,000	38,394
	Itoki Corp.	217,600	1,332,835
	Iwasaki Electric Co., Ltd.	383,000	823,767
#	Iwatani Corp.	1,101,000	7,620,593
#	Jalux, Inc.	40,800	471,243
#	Jamco Corp.	80,000	1,775,639
#	Japan Foundation Engineering Co., Ltd.	123,000	450,629
	Japan Pulp & Paper Co., Ltd.	469,000	1,411,109
#	Japan Steel Works, Ltd. (The)	1,888,000	7,585,528
	Japan Transcity Corp.	249,000	851,753
#	JK Holdings Co., Ltd.	92,540	482,424
#*	Juki Corp.	902,000	3,185,121
	Kamei Corp.	153,000	1,111,091
	Kanaden Corp.	116,000	848,934
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	926,142
#	Kanamoto Co., Ltd.	157,500	5,825,190
	Kandenko Co., Ltd.	642,000	3,240,884
	Kanematsu Corp.	2,337,625	3,756,708
*	Kanematsu-NNK Corp.	125,000	169,712
#	Katakura Industries Co., Ltd.	135,200	1,685,564
	Kato Works Co., Ltd.	308,000	2,349,064
#	KAWADA TECHNOLOGIES, Inc.	60,600	2,780,955
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	308,726
	Keihin Co., Ltd.	248,000	391,122
*	KI Holdings Co., Ltd.	76,000	396,684
#	King Jim Co., Ltd.	30,400	217,074
*	Kinki Sharyo Co., Ltd. (The)	157,000	492,575
	Kintetsu World Express, Inc.	90,200	3,439,606
	Kitagawa Iron Works Co., Ltd.	510,000	869,502
	Kitano Construction Corp.	251,000	858,131
#	Kito Corp.	104,400	1,310,101
	Kitz Corp.	537,300	2,681,482
*	Kobe Electric Railway Co., Ltd.	9,000	29,683
#	Kobelco Eco-Solutions Co., Ltd.	75,000	501,854
	Koike Sanso Kogyo Co., Ltd.	149,000	365,269
	Kokusai Co., Ltd.	33,300	576,767
	Kokuyo Co., Ltd.	525,525	4,236,193
#	KOMAIHALTEC, Inc.	229,000	623,452
	Komatsu Wall Industry Co., Ltd.	41,200	1,010,830
	Komori Corp.	358,800	4,368,171

	Kondotec, Inc.	119,000	$799,310
	Kosaido Co., Ltd.	275,700	1,134,542
#	KRS Corp.	37,200	472,332
*	Kumagai Gumi Co., Ltd.	1,508,000	5,570,166
#	Kuroda Electric Co., Ltd.	199,000	2,918,335
	Kyodo Printing Co., Ltd.	540,000	1,929,750
	Kyokuto Boeki Kaisha, Ltd.	58,000	141,272
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	3,042,317
	Kyoritsu Printing Co., Ltd.	70,100	189,705
	Kyosan Electric Manufacturing Co., Ltd.	283,000	904,883
	Kyowa Exeo Corp.	482,300	6,264,292
	Kyudenko Corp.	225,000	2,668,025
#	Link And Motivation, Inc.	243,400	374,654
*	Lonseal Corp.	116,000	159,953
	Maeda Corp.	845,000	6,778,605
#	Maeda Kosen Co., Ltd.	97,300	1,207,294
	Maeda Road Construction Co., Ltd.	380,000	5,906,414
	Maezawa Industries, Inc.	35,700	113,745
	Maezawa Kasei Industries Co., Ltd.	46,900	502,316
	Maezawa Kyuso Industries Co., Ltd.	49,600	602,975
	Makino Milling Machine Co., Ltd.	647,000	4,787,854
	Marubeni Construction Material Lease Co., Ltd.	75,000	213,837
	Marufuji Sheet Piling Co., Ltd.	49,000	179,653
	Maruka Machinery Co., Ltd.	28,100	371,097
	Maruyama Manufacturing Co., Inc.	237,000	554,654
	Maruzen Co., Ltd.	46,000	427,764
#	Maruzen Showa Unyu Co., Ltd.	309,000	977,370
	Matsuda Sangyo Co., Ltd.	82,582	966,212
	Matsui Construction Co., Ltd.	128,600	622,342
	Max Co., Ltd.	197,000	2,263,699
	Meidensha Corp.	1,064,050	4,195,938
#	Meiji Shipping Co., Ltd.	114,200	418,389
#	Meisei Industrial Co., Ltd.	226,000	1,407,300
	Meitec Corp.	182,400	5,421,735
	Meito Transportation Co., Ltd.	22,000	135,604
#	Meiwa Corp.	166,400	677,555
	Mesco, Inc.	22,000	153,960
	Mirait Holdings Corp.	381,285	4,414,388
	Mitani Corp.	68,500	1,672,071
	Mitsubishi Nichiyu Forklift Co., Ltd.	162,300	1,245,660
#	Mitsubishi Pencil Co., Ltd.	105,300	3,390,894
	Mitsuboshi Belting Co., Ltd.	299,000	1,961,495
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,886,000	11,004,264
#	Mitsui Matsushima Co., Ltd.	818,000	1,030,163
	Mitsui-Soko Co., Ltd.	512,000	1,895,567
	Mitsumura Printing Co., Ltd.	93,000	221,258
#	Miura Co., Ltd.	418,200	4,922,174
#	Miyaji Engineering Group, Inc.	365,175	750,307
#	MonotaRO Co., Ltd.	192,200	4,811,016
	Morita Holdings Corp.	239,000	2,495,995
#	Moshi Moshi Hotline, Inc.	229,700	2,178,465
	NAC Co., Ltd.	60,600	712,559
	Nachi-Fujikoshi Corp.	1,010,000	7,386,267

	Nagase & Co., Ltd.	297,900	$3,624,415
	Nakabayashi Co., Ltd.	217,000	411,391
	Nakano Corp.	14,800	52,656
#	Namura Shipbuilding Co., Ltd.	133,800	1,440,990
#	Narasaki Sangyo Co., Ltd.	74,000	210,884
	NDS Co., Ltd.	231,000	650,440
	NEC Capital Solutions, Ltd.	45,100	890,396
#	Nichias Corp.	562,000	3,720,484
	Nichiban Co., Ltd.	122,000	431,942
	Nichiden Corp.	23,300	492,982
	Nichiha Corp.	140,280	1,397,435
	Nichireki Co., Ltd.	152,000	1,275,349
	Nihon M&A Center, Inc.	199,400	5,784,739
#	Nihon Trim Co., Ltd.	30,000	821,355
	Nikkato Corp.	700	2,611
	Nikko Co., Ltd.	152,000	647,892
	Nippo Corp.	243,000	4,453,913
	Nippon Air Conditioning Services Co., Ltd.	7,300	55,018
#	Nippon Carbon Co., Ltd.	663,000	1,147,460
#	Nippon Conveyor Co., Ltd.	170,000	414,834
	Nippon Densetsu Kogyo Co., Ltd.	220,900	3,541,057
	Nippon Filcon Co., Ltd.	70,900	310,621
	Nippon Hume Corp.	124,300	1,041,144
#	Nippon Jogesuido Sekkei Co., Ltd.	30,300	400,822
	Nippon Kanzai Co., Ltd.	43,000	1,139,052
	Nippon Koei Co., Ltd.	383,000	1,566,163
	Nippon Konpo Unyu Soko Co., Ltd.	352,700	5,914,212
#	Nippon Parking Development Co., Ltd.	1,144,500	1,292,483
	Nippon Rietec Co., Ltd.	7,000	51,926
	Nippon Road Co., Ltd. (The)	395,000	2,213,666
	Nippon Seisen Co., Ltd.	103,000	663,733
#	Nippon Sharyo, Ltd.	422,000	1,516,394
*	Nippon Sheet Glass Co., Ltd.	6,057,000	6,682,444
	Nippon Steel & Sumikin Bussan Corp.	960,599	3,704,267
	Nippon Steel & Sumikin Texeng Co., Ltd.	274,000	1,469,506
	Nippon Thompson Co., Ltd.	385,000	1,990,468
	Nippon Tungsten Co., Ltd.	62,000	114,211
#	Nishi-Nippon Railroad Co., Ltd.	1,521,000	5,737,097
	Nishimatsu Construction Co., Ltd.	1,855,000	8,377,103
	Nishio Rent All Co., Ltd.	84,700	3,269,792
#	Nissei ASB Machine Co., Ltd.	44,600	886,312
	Nissei Corp.	37,900	332,350
	Nissei Plastic Industrial Co., Ltd.	241,800	2,022,897
#	Nissha Printing Co., Ltd.	124,900	1,841,237
	Nisshinbo Holdings, Inc.	919,000	7,727,779
	Nissin Corp.	377,000	988,558
#	Nissin Electric Co., Ltd.	284,000	1,688,236
	Nitta Corp.	112,800	2,740,956
	Nitto Boseki Co., Ltd.	911,000	3,508,530
#	Nitto Kogyo Corp.	159,400	3,198,908
	Nitto Kohki Co., Ltd.	68,900	1,334,423
	Nitto Seiko Co., Ltd.	141,000	496,005
#	Nittoc Construction Co., Ltd.	194,800	968,713

#	Nittoku Engineering Co., Ltd.	85,300	$996,551
	Noda Corp.	158,100	670,176
#	Nomura Co., Ltd.	222,800	2,067,396
	Noritake Co., Ltd.	608,000	1,479,652
	Noritz Corp.	189,100	3,338,878
#	NS United Kaiun Kaisha, Ltd.	604,000	1,493,438
	Obara Group, Inc.	77,700	2,849,751
	Obayashi Road Corp.	175,000	1,082,744
	Odelic Co., Ltd.	12,800	334,143
#	Oiles Corp.	168,650	3,249,921
	Okabe Co., Ltd.	231,100	2,535,568
*	Okamoto Machine Tool Works, Ltd.	176,000	247,279
	Okamura Corp.	384,800	2,915,149
#	OKK Corp.	437,000	648,267
	OKUMA Corp.	845,000	6,753,702
	Okumura Corp.	991,400	5,791,984
	Onamba Co., Ltd.	1,500	10,439
#	Onoken Co., Ltd.	81,300	915,590
	Organo Corp.	225,000	1,029,776
	OSG Corp.	437,800	7,591,553
	Outsourcing, Inc.	54,300	839,319
	Oyo Corp.	96,400	1,640,258
#	Pasco Corp.	115,000	443,047
#	Pasona Group, Inc.	128,000	700,097
#	Penta-Ocean Construction Co., Ltd.	1,668,100	5,617,793
	Pilot Corp.	94,900	5,400,799
#	Prestige International, Inc.	99,300	841,192
	Pronexus, Inc.	133,200	938,202
#	PS Mitsubishi Construction Co., Ltd.	76,100	352,074
#	Raito Kogyo Co., Ltd.	299,100	2,779,277
	Rheon Automatic Machinery Co., Ltd.	81,000	366,149
	Ryobi, Ltd.	785,200	2,291,014
	Sakai Heavy Industries, Ltd.	244,000	668,436
#	Sakai Moving Service Co., Ltd.	20,200	704,198
#*	Sanix, Inc.	169,500	1,104,071
#	Sanki Engineering Co., Ltd.	306,200	2,282,071
#	Sanko Metal Industrial Co., Ltd.	136,000	339,803
	Sankyo Tateyama, Inc.	171,000	3,320,716
	Sankyu, Inc.	1,545,000	8,256,933
	Sanwa Holdings Corp.	1,246,000	8,860,063
	Sanyo Denki Co., Ltd.	243,000	2,037,765
	Sanyo Engineering & Construction, Inc.	48,000	198,548
	Sanyo Industries, Ltd.	99,000	200,333
#*	Sasebo Heavy Industries Co., Ltd.	701,000	966,207
#	Sata Construction Co., Ltd.	427,000	564,122
#	Sato Holdings Corp.	125,400	3,528,193
	Sato Shoji Corp.	65,300	431,565
	SBS Holdings, Inc.	57,100	569,234
	Secom Joshinetsu Co., Ltd.	33,900	880,554
	Seibu Electric Industry Co., Ltd.	67,000	304,910
	Seika Corp.	322,000	786,078
#	Seikitokyu Kogyo Co., Ltd.	181,200	1,005,146
	Seino Holdings Co., Ltd.	315,000	2,525,133

	Sekisui Jushi Corp.	173,500	$2,342,549
#	Senko Co., Ltd.	549,000	2,385,393
#	Senshu Electric Co., Ltd.	37,300	658,367
	Shibusawa Warehouse Co., Ltd. (The)	265,000	819,279
#	Shibuya Kogyo Co., Ltd.	86,100	2,309,258
#	Shima Seiki Manufacturing, Ltd.	164,800	2,708,331
	Shin Nippon Air Technologies Co., Ltd.	88,780	714,068
	Shin-Keisei Electric Railway Co., Ltd.	182,000	634,849
	Shinmaywa Industries, Ltd.	531,000	4,839,553
	Shinnihon Corp.	194,800	727,085
	Shinsho Corp.	264,000	654,566
	Shinwa Co., Ltd.	8,400	100,256
	Shoko Co., Ltd.	406,000	603,765
#	Showa Aircraft Industry Co., Ltd.	11,237	113,013
	Sinfonia Technology Co., Ltd.	574,000	841,879
	Sinko Industries, Ltd.	102,200	943,492
	Sintokogio, Ltd.	266,100	1,864,227
	Soda Nikka Co., Ltd.	67,000	280,801
#	Sodick Co., Ltd.	144,300	1,590,023
	Sotetsu Holdings, Inc.	925,000	3,348,178
	Space Co., Ltd.	63,720	747,338
#	Srg Takamiya Co., Ltd.	37,300	515,475
	Star Micronics Co., Ltd.	221,600	3,257,592
	Subaru Enterprise Co., Ltd.	55,000	216,255
	Sugimoto & Co., Ltd.	30,500	305,781
	Sumitomo Densetsu Co., Ltd.	104,300	1,382,817
#*	Sumitomo Mitsui Construction Co., Ltd.	4,535,900	5,460,034
#	Sumitomo Precision Products Co., Ltd.	189,000	744,312
	Sumitomo Warehouse Co., Ltd. (The)	791,000	4,175,189
#*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,719,516
	Tadano, Ltd.	96,579	1,778,251
	Taihei Dengyo Kaisha, Ltd.	167,000	1,331,819
#	Taiheiyo Kouhatsu, Inc.	386,000	341,838
#	Taikisha, Ltd.	163,500	3,654,284
#	Takada Kiko Co., Ltd.	5,000	10,574
#	Takano Co., Ltd.	49,400	276,780
#	Takaoka Toko Co., Ltd.	44,820	630,199
	Takara Printing Co., Ltd.	34,055	260,417
	Takara Standard Co., Ltd.	509,000	4,354,098
	Takasago Thermal Engineering Co., Ltd.	328,800	4,245,827
#	Takashima & Co., Ltd.	203,000	457,020
#	Takeei Corp.	114,500	1,154,062
	Takeuchi Manufacturing Co., Ltd.	69,300	3,287,292
	Takigami Steel Construction Co., Ltd. (The)	50,000	230,240
	Takisawa Machine Tool Co., Ltd.	379,000	811,028
#	Takuma Co., Ltd.	441,000	2,799,592
	Tanseisha Co., Ltd.	140,900	1,126,284
#	Tatsuta Electric Wire and Cable Co., Ltd.	283,600	1,509,170
	TECHNO ASSOCIE Co., Ltd.	58,400	547,720
	Techno Ryowa, Ltd.	71,390	343,568
#	Teikoku Electric Manufacturing Co., Ltd.	92,000	1,110,849
	Teikoku Sen-I Co., Ltd.	105,100	2,221,116
	Teraoka Seisakusho Co., Ltd.	53,600	180,770

	Toa Corp.	1,126,000	$2,102,271
	TOA ROAD Corp.	269,000	1,039,443
#*	Tobishima Corp.	1,060,700	2,397,248
	Tocalo Co., Ltd.	83,000	1,726,454
	Toda Corp.	1,143,000	5,750,511
	Toenec Corp.	212,000	1,158,887
	TOKAI Holdings Corp.	520,800	2,245,157
	Tokai Lease Co., Ltd.	154,000	286,297
	Tokyo Energy & Systems, Inc.	143,000	967,309
#	Tokyo Keiki, Inc.	351,000	897,495
#*	Tokyo Kikai Seisakusho, Ltd.	256,000	198,235
	Tokyo Sangyo Co., Ltd.	81,000	304,982
	Toli Corp.	257,000	559,698
	Tomoe Corp.	153,200	643,904
	Tomoe Engineering Co., Ltd.	37,100	654,229
	Tonami Holdings Co., Ltd.	331,000	742,355
	Toppan Forms Co., Ltd.	304,300	3,136,978
#	Torishima Pump Manufacturing Co., Ltd.	116,900	971,287
#	Toshiba Machine Co., Ltd.	682,000	3,110,560
	Toshiba Plant Systems & Services Corp.	237,550	4,004,580
#	Tosho Printing Co., Ltd.	243,000	1,102,315
	Totetsu Kogyo Co., Ltd.	146,800	3,463,933
#	Toyo Construction Co., Ltd.	374,400	1,709,326
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	904,275
#	Toyo Engineering Corp.	653,400	2,800,471
	Toyo Machinery & Metal Co., Ltd.	75,000	348,071
#	Toyo Tanso Co., Ltd.	68,900	1,424,030
#	Toyo Wharf & Warehouse Co., Ltd.	334,000	678,653
#	Trancom Co., Ltd.	42,400	1,904,336
	Trinity Industrial Corp.	19,000	75,960
	Trusco Nakayama Corp.	112,000	2,900,873
	Trust Tech, Inc.	6,800	119,562
	Tsubakimoto Chain Co.	835,700	6,896,187
	Tsubakimoto Kogyo Co., Ltd.	117,000	326,410
#*	Tsudakoma Corp.	289,000	410,615
#	Tsugami Corp.	368,000	2,045,585
	Tsukishima Kikai Co., Ltd.	128,700	1,435,639
	Tsurumi Manufacturing Co., Ltd.	94,000	1,515,288
	TTK Co., Ltd.	62,000	270,110
	Uchida Yoko Co., Ltd.	331,000	1,140,688
#	Ueki Corp.	364,000	961,987
	Union Tool Co.	64,700	1,779,406
	Ushio, Inc.	266,700	2,819,086
	Utoc Corp.	98,500	444,692
#	Wakachiku Construction Co., Ltd.	1,204,000	2,290,634
	Wakita & Co., Ltd.	219,800	2,324,593
	Weathernews, Inc.	37,900	1,075,005
#	Yahagi Construction Co., Ltd.	161,000	1,190,875
	YAMABIKO Corp.	45,282	1,835,858
	Yamato Corp.	82,000	278,860
#	Yamaura Corp.	16,200	62,095
	Yamazen Corp.	305,500	2,394,197
	Yasuda Logistics Corp.	100,100	952,469

	Yokogawa Bridge Holdings Corp.	181,100	$2,538,499
	Yondenko Corp.	132,800	505,411
#	Yuasa Trading Co., Ltd.	102,800	1,994,277
	Yuken Kogyo Co., Ltd.	190,000	441,157
#	Yumeshin Holdings Co., Ltd.	139,600	1,078,077
	Yurtec Corp.	256,000	1,252,715
	Yusen Logistics Co., Ltd.	107,900	1,139,686
#	Zuiko Corp.	17,000	864,257
Total Industrials			755,996,745

Information Technology — (10.4%)
	A&D Co., Ltd.	123,700	629,671
	Ai Holdings Corp.	255,500	5,169,157
	Aichi Tokei Denki Co., Ltd.	192,000	540,846
#	Aiphone Co., Ltd.	81,300	1,408,109
	Allied Telesis Holdings K.K.	470,700	373,179
	Alpha Systems, Inc.	33,460	488,189
#	Amano Corp.	385,100	4,118,220
	Anritsu Corp.	844,800	6,436,777
#	AOI Electronic Co., Ltd.	27,700	1,314,834
	Argo Graphics, Inc.	23,300	420,738
#	Arisawa Manufacturing Co., Ltd.	190,300	1,329,765
	Asahi Net, Inc.	59,600	279,559
	Axell Corp.	48,900	755,292
#	Azbil Corp.	187,600	4,603,770
#	Bit-isle, Inc.	123,100	675,204
	Broadleaf Co., Ltd.	41,900	674,195
	CAC Holdings Corp.	52,000	623,318
	Canon Electronics, Inc.	135,800	2,508,485
#	Capcom Co., Ltd.	292,900	4,597,259
	Chino Corp.	35,300	409,315
#*	CMK Corp.	263,200	695,177
	Computer Engineering & Consulting, Ltd.	72,400	708,957
	CONEXIO Corp.	123,500	1,224,499
	Core Corp.	29,100	242,058
	Cresco, Ltd.	24,000	313,711
#	CROOZ, Inc.	32,000	713,443
	Cybozu, Inc.	115,700	397,263
#	Dai-ichi Seiko Co., Ltd.	55,600	1,055,733
#	Dainippon Screen Manufacturing Co., Ltd.	1,216,000	6,210,726
	Daishinku Corp.	193,000	692,953
	Daito Electron Co., Ltd.	5,900	27,841
	Daiwabo Holdings Co., Ltd.	1,220,000	2,363,520
	Denki Kogyo Co., Ltd.	258,000	1,476,346
	DKK-Toa Corp.	38,200	211,705
	DTS Corp.	118,000	2,471,809
#*	Dwango Co., Ltd.	121,000	2,503,296
	Eizo Corp.	108,800	2,509,223
	Elecom Co., Ltd.	50,900	1,147,801
	Elematec Corp.	41,171	787,378
	EM Systems Co., Ltd.	18,500	305,357
	Enplas Corp.	57,500	2,937,735
	ESPEC Corp.	101,300	966,724

	Excel Co., Ltd.	46,600	$956,806
#	F@N Communications, Inc.	190,700	2,185,524
	Faith, Inc.	27,910	257,528
#*	FDK Corp.	654,000	1,098,960
	Ferrotec Corp.	179,000	1,053,071
	Fuji Electronics Co., Ltd.	55,100	693,193
	Fuji Soft, Inc.	120,000	2,928,684
	Fujitsu Frontech, Ltd.	77,500	1,072,074
	Furuno Electric Co., Ltd.	102,900	1,015,259
	Furuya Metal Co., Ltd.	10,800	265,810
	Future Architect, Inc.	122,900	723,825
#	GMO internet, Inc.	400,300	3,487,907
#	GMO Payment Gateway, Inc.	95,000	2,146,608
#	Gurunavi, Inc.	174,300	2,406,140
	Hakuto Co., Ltd.	85,700	863,976
#	Hioki EE Corp.	45,400	710,111
	Hitachi Kokusai Electric, Inc.	323,500	4,561,829
#	Hochiki Corp.	128,000	1,091,995
#	Hokuriku Electric Industry Co., Ltd.	479,000	773,881
	Horiba, Ltd.	218,850	7,936,332
#	Hosiden Corp.	264,400	1,432,359
	I-Net Corp/Kanagawa	51,900	410,714
	Icom, Inc.	47,900	1,200,595
#	Ikegami Tsushinki Co., Ltd.	318,000	368,631
	Imagica Robot Holdings, Inc.	53,800	239,386
	Ines Corp.	202,300	1,709,879
#	Infocom Corp.	79,900	664,202
	Information Services International-Dentsu, Ltd.	78,100	846,446
	Innotech Corp.	92,200	464,949
#	Internet Initiative Japan, Inc.	187,500	3,765,958
	Iriso Electronics Co., Ltd.	49,100	3,906,770
	IT Holdings Corp.	519,701	9,083,711
	Itfor, Inc.	56,300	254,230
	Iwatsu Electric Co., Ltd.	515,000	441,316
	Japan Aviation Electronics Industry, Ltd.	275,600	6,286,463
	Japan Digital Laboratory Co., Ltd.	96,300	1,782,693
#*	Japan Radio Co., Ltd.	335,000	1,163,028
	Jastec Co., Ltd.	55,800	454,764
#	JBCC Holdings, Inc.	88,000	650,223
#*	Justsystems Corp.	165,300	1,402,861
#	Kaga Electronics Co., Ltd.	116,400	1,342,034
	Kanematsu Electronics, Ltd.	74,100	981,755
	Koa Corp.	196,800	2,077,642
	Koei Tecmo Holdings Co., Ltd.	122,730	1,980,479
	Kyoden Co., Ltd.	1,300	2,479
#	Kyoei Sangyo Co., Ltd.	97,000	205,758
	Kyowa Electronics Instruments Co., Ltd.	127,000	581,477
	LAC Co., Ltd.	85,100	807,976
#	Lasertec Corp.	23,500	285,812
#*	Livesense, Inc.	59,900	480,731
	Macnica, Inc.	59,700	1,904,388
	Marubun Corp.	98,500	646,218
	Maruwa Co., Ltd.	53,800	1,686,925

#	Marvelous, Inc.	198,700	$2,319,757
	Megachips Corp.	120,700	1,610,546
#	Meiko Electronics Co., Ltd.	99,100	404,845
	Melco Holdings, Inc.	77,700	1,483,112
#	Micronics Japan Co., Ltd.	80,400	4,518,549
	Mimasu Semiconductor Industry Co., Ltd.	98,581	884,226
#	Miraial Co., Ltd.	30,700	505,230
	Miroku Jyoho Service Co., Ltd.	99,500	540,104
	Mitsubishi Research Institute, Inc.	26,000	649,373
	Mitsui High-Tec, Inc.	150,300	974,343
	Mitsui Knowledge Industry Co., Ltd.	364,300	847,867
#	Mitsumi Electric Co., Ltd.	400,600	2,900,950
	MTI, Ltd.	86,800	849,657
#	Mutoh Holdings Co., Ltd.	101,000	473,114
	Nagano Keiki Co., Ltd.	5,500	34,928
	Nakayo, Inc.	407,000	1,551,669
	NEC Networks & System Integration Corp.	140,600	3,177,692
#	NET One Systems Co., Ltd.	535,800	3,095,190
*	New Japan Radio Co., Ltd.	99,000	406,811
#	Nichicon Corp.	334,000	2,400,553
*	Nidec Copal Electronics Corp.	87,400	815,994
	NIFTY Corp.	47,400	633,762
#	Nihon Dempa Kogyo Co., Ltd.	105,700	855,366
	Nihon Unisys, Ltd.	336,475	3,038,991
#	Nippon Ceramic Co., Ltd.	64,000	954,855
#*	Nippon Chemi-Con Corp.	970,000	2,966,361
#	Nippon Kodoshi Corp.	10,700	127,836
	Nippon Signal Co., Ltd. (The)	319,600	3,285,492
	Nippon Systemware Co., Ltd.	27,900	168,004
	Nohmi Bosai, Ltd.	135,000	2,111,566
	Noritsu Koki Co., Ltd.	79,000	464,896
	NS Solutions Corp.	97,800	2,911,723
#	NSD Co., Ltd.	164,800	2,594,195
#	Nuflare Technology, Inc.	19,000	950,024
	Ohara, Inc.	47,600	265,417
#	Oizumi Corp.	28,500	300,299
	Okaya Electric Industries Co., Ltd.	73,000	259,195
	Oki Electric Industry Co., Ltd.	4,385,000	10,260,705
	ONO Sokki Co., Ltd.	57,000	490,810
	Optex Co., Ltd.	64,800	1,170,749
#	Origin Electric Co., Ltd.	178,000	670,380
#	Osaki Electric Co., Ltd.	173,000	1,009,123
	Panasonic Industrial Devices SUNX Co., Ltd.	114,800	586,141
	Panasonic Information Systems	15,400	422,821
	PCA Corp.	2,500	32,278
	Riken Keiki Co., Ltd.	78,300	786,091
	Riso Kagaku Corp.	92,900	3,010,377
	Roland DG Corp.	47,800	1,969,260
	Ryoden Trading Co., Ltd.	173,000	1,296,632
	Ryosan Co., Ltd.	189,600	4,087,302
	Ryoyo Electro Corp.	107,300	1,103,972
	Sanken Electric Co., Ltd.	656,000	5,507,022
	Sanshin Electronics Co., Ltd.	154,200	1,149,573

	Satori Electric Co., Ltd.	80,680	$536,508
	Saxa Holdings, Inc.	307,000	472,798
	Shibaura Electronics Co., Ltd.	21,500	508,467
#	Shibaura Mechatronics Corp.	206,000	634,153
	Shindengen Electric Manufacturing Co., Ltd.	431,000	2,941,940
#*	Shinkawa, Ltd.	59,000	291,624
	Shinko Electric Industries Co., Ltd.	423,000	3,082,358
	Shinko Shoji Co., Ltd.	125,200	1,227,944
	Shizuki Electric Co., Inc.	103,000	447,270
	Siix Corp.	91,400	1,589,217
	SMK Corp.	370,000	1,797,892
#	SMS Co., Ltd.	72,100	1,855,030
#	Softbank Technology Corp.	28,000	358,272
*	Softbrain Co., Ltd.	138,900	291,212
	SRA Holdings	48,900	733,632
	Sumida Corp.	107,349	739,236
	Sun-Wa Technos Corp.	27,300	292,342
	Systena Corp.	120,000	915,452
#	Tabuchi Electric Co., Ltd.	143,900	1,538,344
	Tachibana Eletech Co., Ltd.	65,900	898,220
#	Taiyo Yuden Co., Ltd.	642,100	7,186,846
#	Tamura Corp.	460,000	1,914,927
#*	Teac Corp.	615,000	348,858
	Teikoku Tsushin Kogyo Co., Ltd.	204,000	351,341
	TKC Corp.	107,700	2,124,665
#	Toko, Inc.	189,000	562,344
#	Tokyo Electron Device, Ltd.	37,200	519,754
	Tokyo Seimitsu Co., Ltd.	232,300	3,906,768
	Tomen Devices Corp.	2,400	39,837
#	Tomen Electronics Corp.	61,000	913,492
	Topcon Corp.	34,800	793,073
	Tose Co., Ltd.	22,100	143,894
	Toshiba TEC Corp.	697,000	4,515,412
	Toukei Computer Co., Ltd.	26,810	387,967
	Towa Corp.	126,200	790,815
	Toyo Corp.	135,400	1,401,150
#	Transcosmos, Inc.	149,500	2,930,323
	UKC Holdings Corp.	65,700	1,072,692
#*	Ulvac, Inc.	245,100	3,084,652
	Uniden Corp.	377,000	852,912
	UT Holdings Co., Ltd.	191,200	1,006,679
#	Vitec Co., Ltd.	14,800	107,588
#	Wacom Co., Ltd.	887,600	3,830,114
#	Wellnet Corp.	31,500	500,791
	Y A C Co., Ltd.	31,000	183,026
#	Yamaichi Electronics Co., Ltd.	124,000	1,036,985
	Yashima Denki Co., Ltd.	14,000	71,379
	Yokowo Co., Ltd.	84,300	471,822
#	Zappallas, Inc.	55,900	301,138

#	Zuken, Inc.	66,300	$668,803
Total Information Technology			302,119,188

Materials — (9.4%)
	Achilles Corp.	903,000	1,264,414
	ADEKA Corp.	518,200	6,857,033
#	Agro-Kanesho Co., Ltd.	20,300	170,441
	Aichi Steel Corp.	671,000	2,464,709
	Alconix Corp.	52,400	717,474
	Arakawa Chemical Industries, Ltd.	84,200	949,689
#	Araya Industrial Co., Ltd.	276,000	473,976
#	Asahi Holdings, Inc.	148,150	2,650,903
	Asahi Organic Chemicals Industry Co., Ltd.	399,000	970,807
	Asahi Printing Co., Ltd.	800	16,760
	C Uyemura & Co., Ltd.	19,000	978,126
	Carlit Holdings Co., Ltd.	69,600	369,218
	Chuetsu Pulp & Paper Co., Ltd.	568,000	946,679
*	Chugai Mining Co., Ltd.	1,012,400	277,332
	Chugoku Marine Paints, Ltd.	348,000	2,615,227
*	Co-Op Chemical Co., Ltd.	159,000	163,738
	Dai Nippon Toryo Co., Ltd.	715,000	1,036,402
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	12,300	470,684
#	Daiken Corp.	401,000	1,049,915
	Daiki Aluminium Industry Co., Ltd.	146,000	427,315
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	380,000	2,037,679
#	Daio Paper Corp.	538,500	4,569,661
#	Daiso Co., Ltd.	411,000	1,345,321
	DC Co., Ltd.	113,900	573,164
	Denki Kagaku Kogyo K.K.	1,317,000	4,317,507
	DKS Co., Ltd.	213,000	857,133
	Dynapac Co., Ltd.	25,000	62,952
#	Earth Chemical Co., Ltd.	76,300	2,779,752
#	FP Corp.	150,500	4,204,938
#	Fuji Seal International, Inc.	129,200	4,055,451
	Fujikura Kasei Co., Ltd.	142,500	719,959
	Fujimi, Inc.	108,700	1,538,021
	Fujimori Kogyo Co., Ltd.	74,900	2,247,049
#	Fumakilla, Ltd.	49,000	156,082
	Fuso Chemical Co., Ltd.	25,000	266,497
	Godo Steel, Ltd.	899,000	1,319,345
	Gun-Ei Chemical Industry Co., Ltd.	280,000	937,974
	Harima Chemicals Group, Inc.	73,300	358,443
	Hodogaya Chemical Co., Ltd.	298,000	524,348
	Hokkan Holdings, Ltd.	283,000	769,384
	Hokko Chemical Industry Co., Ltd.	94,000	338,527
	Hokuetsu Kishu Paper Co., Ltd.	872,099	3,579,359
	Honshu Chemical Industry Co., Ltd.	14,000	127,662
#	Ihara Chemical Industry Co., Ltd.	211,000	1,925,433
	Ise Chemical Corp.	83,000	605,328
*	Ishihara Sangyo Kaisha, Ltd.	1,898,500	1,556,821
	Ishizuka Glass Co., Ltd.	119,000	214,630
	JCU Corp.	25,800	1,171,368
#	JSP Corp.	103,900	1,803,435

*	Kanto Denka Kogyo Co., Ltd.	215,000	$851,669
	Katakura Chikkarin Co., Ltd.	43,000	103,397
	Kawakin Holdings Co., Ltd.	11,000	28,092
	Kawasaki Kasei Chemicals, Ltd.	84,000	125,771
#	Kimoto Co., Ltd.	224,200	647,447
	Koatsu Gas Kogyo Co., Ltd.	163,493	882,214
	Kogi Corp.	45,000	104,550
	Kohsoku Corp.	61,900	531,879
	Konishi Co., Ltd.	88,500	1,587,754
	Krosaki Harima Corp.	270,000	612,960
#	Kumiai Chemical Industry Co., Ltd.	271,000	1,660,563
#	Kureha Corp.	736,500	3,629,817
	Kurimoto, Ltd.	702,000	1,529,658
#	Kyoei Steel, Ltd.	104,800	1,948,882
	Kyowa Leather Cloth Co., Ltd.	43,500	311,610
	Lintec Corp.	294,200	6,219,138
#	MEC Co., Ltd.	91,900	1,011,616
#	Mitani Sekisan Co., Ltd.	17,000	310,703
*	Mitsubishi Paper Mills, Ltd.	1,678,000	1,360,688
	Mitsubishi Steel Manufacturing Co., Ltd.	856,000	1,902,591
	Mitsui Mining & Smelting Co., Ltd.	3,573,000	9,515,394
#	MORESCO Corp.	38,000	642,595
	Mory Industries, Inc.	156,000	627,438
#*	Nakayama Steel Works, Ltd.	652,000	504,647
	Neturen Co., Ltd.	163,900	1,213,922
#*	New Japan Chemical Co., Ltd.	182,300	392,041
	Nichia Steel Works, Ltd.	169,900	522,210
	Nihon Kagaku Sangyo Co., Ltd.	73,000	496,143
	Nihon Nohyaku Co., Ltd.	259,000	2,540,881
	Nihon Parkerizing Co., Ltd.	275,800	6,305,674
	Nihon Yamamura Glass Co., Ltd.	491,000	783,177
#	Nippon Carbide Industries Co., Inc.	447,000	997,216
*	Nippon Chemical Industrial Co., Ltd.	491,000	707,305
	Nippon Chutetsukan K.K.	113,000	260,364
#	Nippon Concrete Industries Co., Ltd.	209,000	1,248,042
#	Nippon Denko Co., Ltd.	672,414	1,669,826
	Nippon Fine Chemical Co., Ltd.	85,600	623,397
	Nippon Kasei Chemical Co., Ltd.	192,000	254,053
*	Nippon Kinzoku Co., Ltd.	285,000	418,252
#*	Nippon Koshuha Steel Co., Ltd.	458,000	463,940
	Nippon Light Metal Holdings Co., Ltd.	3,123,500	4,499,858
	Nippon Pillar Packing Co., Ltd.	117,000	984,064
	Nippon Soda Co., Ltd.	874,000	4,466,357
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	2,083,222
#	Nippon Valqua Industries, Ltd.	469,000	1,352,458
#*	Nippon Yakin Kogyo Co., Ltd.	789,800	2,001,677
	Nisshin Steel Co., Ltd.	524,392	4,765,859
#	Nitta Gelatin, Inc.	18,200	148,223
	Nittetsu Mining Co., Ltd.	375,000	1,531,340
#	Nitto FC Co., Ltd.	65,700	398,527
	NOF Corp.	873,000	5,445,778
	Okamoto Industries, Inc.	414,000	1,572,082
	Okura Industrial Co., Ltd.	305,000	1,088,453

	Osaka Organic Chemical Industry, Ltd.	66,000	$290,550
#	Osaka Steel Co., Ltd.	81,700	1,588,209
#	OSAKA Titanium Technologies Co., Ltd.	105,700	2,380,524
#*	Pacific Metals Co., Ltd.	951,000	3,316,508
	Pack Corp. (The)	78,600	1,645,869
#*	Rasa Industries, Ltd.	468,000	622,111
	Rengo Co., Ltd.	1,352,000	6,073,764
	Riken Technos Corp.	209,500	969,324
	Sakai Chemical Industry Co., Ltd.	557,000	1,796,474
	Sakata INX Corp.	242,000	2,417,053
	Sanyo Chemical Industries, Ltd.	359,000	2,208,435
	Sanyo Special Steel Co., Ltd.	661,300	2,442,209
	Sekisui Plastics Co., Ltd.	259,000	721,087
	Shikoku Chemicals Corp.	239,000	1,634,348
	Shin-Etsu Polymer Co., Ltd.	195,800	1,035,785
	Shinagawa Refractories Co., Ltd.	257,000	684,462
#	Shinko Wire Co., Ltd.	184,000	303,816
	Stella Chemifa Corp.	53,600	778,449
	Sumitomo Bakelite Co., Ltd.	1,240,000	4,863,270
#	Sumitomo Osaka Cement Co., Ltd.	2,565,000	8,421,189
#	Sumitomo Seika Chemicals Co., Ltd.	281,000	1,608,777
	T Hasegawa Co., Ltd.	125,200	1,913,827
#	T&K Toka Co., Ltd.	35,700	790,134
#	Taisei Lamick Co., Ltd.	27,600	677,748
	Taiyo Holdings Co., Ltd.	102,700	3,277,955
#	Takasago International Corp.	433,000	2,051,591
	Takiron Co., Ltd.	304,000	1,526,735
*	Tanaka Chemical Corp.	1,100	5,139
	Tayca Corp.	165,000	708,467
	Tenma Corp.	81,900	1,191,906
#	Toagosei Co., Ltd.	1,336,000	5,515,219
#*	Toda Kogyo Corp.	220,000	827,435
#*	Toho Titanium Co., Ltd.	5,500	37,747
	Toho Zinc Co., Ltd.	801,000	3,049,792
	Tokai Carbon Co., Ltd.	1,277,000	3,537,303
	Tokushu Tokai Paper Co., Ltd.	551,580	1,301,778
	Tokuyama Corp.	2,222,000	7,324,246
	Tokyo Ohka Kogyo Co., Ltd.	147,300	3,898,412
*	Tokyo Rope Manufacturing Co., Ltd.	379,000	600,984
#	Tokyo Steel Manufacturing Co., Ltd.	654,900	3,456,513
	Tokyo Tekko Co., Ltd.	240,000	1,225,112
	Tomoegawa Co., Ltd.	125,000	219,169
	Tomoku Co., Ltd.	331,000	916,740
	Topy Industries, Ltd.	1,152,000	2,269,736
	Toyo Ink SC Holdings Co., Ltd.	1,102,000	5,147,446
	Toyo Kohan Co., Ltd.	291,000	1,576,829
	Toyobo Co., Ltd.	5,245,000	7,607,943
	TYK Corp.	138,000	272,549
	UACJ Corp.	1,339,415	5,097,266
	Ube Industries, Ltd.	520,000	829,211
	Wood One Co., Ltd.	169,000	452,679
	Yodogawa Steel Works, Ltd.	744,500	3,047,687
	Yuki Gosei Kogyo Co., Ltd.	64,000	152,222

Yushiro Chemical Industry Co., Ltd.	62,500	$833,329
Total Materials		272,862,541

Telecommunication Services — (0.2%)
#* Japan Communications, Inc.	732,100	4,058,695
Okinawa Cellular Telephone Co.	39,500	1,062,209
Total Telecommunication Services		5,120,904

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	265,000	705,104
Hokuriku Gas Co., Ltd.	99,000	251,009
K&O Energy Group, Inc.	77,500	1,010,691
Okinawa Electric Power Co., Inc. (The)	93,671	2,899,296
Saibu Gas Co., Ltd.	1,796,000	4,270,255
Shizuoka Gas Co., Ltd.	307,000	2,042,980
Total Utilities		11,179,335

TOTAL COMMON STOCKS		2,511,870,015

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund	32,651,338	377,775,985
TOTAL INVESTMENTS — (100.0%) (Cost $2,705,769,413)^^		$2,889,646,000

Summary of the Series' investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,713,828	$510,398,074	—	$513,111,902
Consumer Staples	373,199	214,326,167	—	214,699,366
Energy	—	26,256,710	—	26,256,710
Financials	7,913,389	271,864,327	—	279,777,716
Health Care	—	130,745,608	—	130,745,608
Industrials	1,378,473	754,618,272	—	755,996,745
Information Technology	3,319,290	298,799,898	—	302,119,188
Materials	—	272,862,541	—	272,862,541
Telecommunication Services	—	5,120,904	—	5,120,904
Utilities	—	11,179,335	—	11,179,335
Securities Lending Collateral	—	377,775,985	—	377,775,985
TOTAL	$15,698,179	$2,873,947,821	—	$2,889,646,000

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (97.6%)
Consumer Discretionary — (25.0%)
	4imprint Group P.L.C.	98,614	$1,183,328
	888 Holdings P.L.C.	936,528	1,969,041
*	Aga Rangemaster Group P.L.C.	453,866	1,198,730
	Barratt Developments P.L.C.	4,041,550	25,844,656
	Bellway P.L.C.	652,849	16,501,095
	Berkeley Group Holdings P.L.C.	652,989	23,716,215
	Betfair Group P.L.C.	196,485	3,717,719
	Bloomsbury Publishing P.L.C.	283,806	758,315
	Boot Henry P.L.C.	432,804	1,344,491
	Bovis Homes Group P.L.C.	875,787	11,005,543
#	Bwin.Party Digital Entertainment P.L.C.	2,936,708	4,308,055
*	Carpetright P.L.C.	13,426	80,411
#	Centaur Media P.L.C.	556,967	541,897
	Chime Communications P.L.C.	366,830	1,735,578
	Cineworld Group P.L.C.	1,100,456	5,815,464
	Connect Group P.L.C.	998,228	2,412,319
	Creston P.L.C.	22,394	41,452
	Daily Mail & General Trust P.L.C.	1,341,976	16,605,395
	Darty P.L.C.	1,297,119	1,562,901
	Debenhams P.L.C.	6,498,732	6,127,727
	Dignity P.L.C.	247,375	5,872,519
	Dixons Carphone P.L.C.	2,457,429	14,570,179
	Domino's Pizza Group P.L.C.	721,415	6,634,621
	Dunelm Group P.L.C.	329,844	4,411,587
*	Enterprise Inns P.L.C.	2,687,428	5,400,988
#	Euromoney Institutional Investor P.L.C.	295,537	4,859,464
*	Findel P.L.C.	313,743	1,231,524
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner	137,316	2,003,575
	Future P.L.C.	1,301,863	176,123
#	Games Workshop Group P.L.C.	101,889	987,532
	Greene King P.L.C.	1,421,372	18,041,806
	Halfords Group P.L.C.	1,101,757	8,437,359
	Headlam Group P.L.C.	341,487	2,266,857
	Home Retail Group P.L.C.	4,196,363	11,301,865
*	Hornby P.L.C.	154,220	175,313
	Howden Joinery Group P.L.C.	3,400,919	18,644,826
	Huntsworth P.L.C.	971,327	768,478
	Inchcape P.L.C.	2,319,770	24,123,647
	Informa P.L.C.	3,228,270	25,504,854
	ITE Group P.L.C.	1,144,948	3,137,545
	J D Wetherspoon P.L.C.	501,603	6,491,741
	JD Sports Fashion P.L.C.	480,052	3,333,162
	John Menzies P.L.C.	261,134	2,404,271
*	Johnston Press P.L.C.	1,039,980	57,854
	Ladbrokes P.L.C.	4,483,503	9,371,814
	Laura Ashley Holdings P.L.C.	1,517,420	647,943
	Lookers P.L.C.	1,848,614	4,007,459
	Marston's P.L.C.	3,122,248	7,444,012
#*	Mecom Group P.L.C.	477,516	1,114,777
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,685,885

*	Mitchells & Butlers P.L.C.	1,030,286	$5,963,814
	MJ Gleeson Group P.L.C.	195,875	1,247,561
#*	Mothercare P.L.C.	302,017	1,310,944
	N Brown Group P.L.C.	874,754	5,401,240
*	Ocado Group P.L.C.	18,636	79,636
	Pendragon P.L.C.	4,416,222	2,362,997
*	Perform Group P.L.C.	116,184	485,666
	Persimmon P.L.C.	295,603	6,360,667
	Photo-Me International P.L.C.	416,610	888,991
*	Puma Brandenburg, Ltd.	119,000	—
*	Puma Brandenburg, Ltd. A Shares	119,000	—
*	Punch Taverns P.L.C.	2,668,837	384,261
	Rank Group P.L.C.	104,240	271,361
#	Redrow P.L.C.	1,505,347	6,845,280
	Restaurant Group P.L.C. (The)	1,004,401	10,592,514
	Rightmove P.L.C.	489,953	17,040,093
	Spirit Pub Co. P.L.C.	3,220,786	5,018,151
*	Sportech P.L.C.	384,214	327,028
	STV Group P.L.C.	4,868	28,495
*	SuperGroup P.L.C.	203,095	3,726,326
	Taylor Wimpey P.L.C.	15,614,170	28,407,368
	Ted Baker P.L.C.	145,679	4,387,279
*	Thomas Cook Group P.L.C.	7,517,966	14,461,877
	Topps Tiles P.L.C.	829,659	1,399,815
*	Torotrak P.L.C.	42,953	11,651
*	Trinity Mirror P.L.C.	1,688,565	4,611,292
	TUI Travel P.L.C.	279,182	1,757,122
	UBM P.L.C.	1,239,692	11,670,530
	UTV Media P.L.C.	461,323	1,625,854
	Vitec Group P.L.C. (The)	164,847	1,638,393
	WH Smith P.L.C.	711,405	12,445,550
	William Hill P.L.C.	4,494,667	26,860,139
	Wilmington Group P.L.C.	346,234	1,205,637
Total Consumer Discretionary			508,397,444

Consumer Staples — (4.2%)
	A.G. BARR P.L.C.	427,802	4,295,724
	Anglo-Eastern Plantations P.L.C.	108,153	1,106,370
	Booker Group P.L.C.	7,511,637	14,834,145
	Britvic P.L.C.	1,268,959	13,697,282
	Cranswick P.L.C.	264,392	5,683,074
	Dairy Crest Group P.L.C.	747,197	4,639,718
	Devro P.L.C.	891,696	3,435,162
	Greencore Group P.L.C.	2,335,961	8,832,656
	Greggs P.L.C.	541,226	5,184,499
	Hilton Food Group P.L.C.	24,794	167,136
	McBride P.L.C.	855,515	1,207,243
*	Premier Foods P.L.C.	2,951,877	1,742,578
#	PZ Cussons P.L.C.	1,329,597	7,875,372
	REA Holdings P.L.C.	50,639	333,101
	Tate & Lyle P.L.C.	1,243,317	11,851,106

#*	Thorntons P.L.C.	274,658	$473,706
Total Consumer Staples			85,358,872

Energy — (5.4%)
*	Afren P.L.C.	5,639,345	9,465,887
	AMEC P.L.C.	1,114,094	19,880,074
	Anglo Pacific Group P.L.C.	501,715	1,068,950
*	Cairn Energy P.L.C.	2,601,577	7,420,340
*	EnQuest P.L.C.	3,606,671	6,396,288
*	Exillon Energy P.L.C.	205,125	522,043
	Fortune Oil P.L.C.	6,238,485	867,315
*	Hardy Oil & Gas P.L.C.	74,781	123,785
	Hunting P.L.C.	639,376	9,218,954
	James Fisher & Sons P.L.C.	222,979	4,779,285
#*	JKX Oil & Gas P.L.C.	456,676	356,827
	John Wood Group P.L.C.	1,921,162	23,547,718
#*	Lamprell P.L.C.	1,397,664	3,693,988
	Premier Oil P.L.C.	2,612,792	14,093,547
*	Salamander Energy P.L.C.	1,339,988	2,167,056
	Soco International P.L.C.	1,018,017	6,266,982
Total Energy			109,869,039

Financials — (14.3%)
	Amlin P.L.C.	2,637,609	18,506,779
#	Ashmore Group P.L.C.	1,839,927	9,126,252
	Bank of Georgia Holdings P.L.C.	136,085	5,405,226
	Beazley P.L.C.	2,627,389	11,553,682
	Brewin Dolphin Holdings P.L.C.	1,367,522	6,020,732
	Capital & Counties Properties P.L.C.	474,174	2,519,911
	Capital & Regional P.L.C.	2,692,546	2,112,413
	Catlin Group, Ltd.	1,871,013	15,776,426
	Charles Stanley Group P.L.C.	126,349	620,762
	Charles Taylor P.L.C.	139,215	584,170
	Chesnara P.L.C.	578,859	3,328,672
	Close Brothers Group P.L.C.	784,005	18,087,431
*	Coalfield Resources P.L.C.	268,451	26,442
	Daejan Holdings P.L.C.	32,083	2,533,249
	Development Securities P.L.C.	580,091	1,846,663
	Hansard Global P.L.C.	16,468	26,897
	Helical Bar P.L.C.	668,916	3,789,025
	Henderson Group P.L.C.	5,677,167	18,536,114
	Hiscox, Ltd.	1,658,749	16,910,005
	ICAP P.L.C.	2,874,272	17,975,320
	IG Group Holdings P.L.C.	1,914,668	18,416,050
*	Industrial & Commercial Holdings P.L.C.	5,000	—
*	Inspired Capital P.L.C.	87,461	22,076
	Intermediate Capital Group P.L.C.	572,350	3,634,357
	International Personal Finance P.L.C.	690,825	5,449,236
*	IP Group P.L.C.	1,306,305	4,314,708
	Jardine Lloyd Thompson Group P.L.C.	639,016	10,076,025
	Jupiter Fund Management P.L.C.	1,658,073	9,509,458
	Lancashire Holdings, Ltd.	912,700	9,456,524

	Liontrust Asset Management P.L.C.	12,317	$42,763
	LSL Property Services P.L.C.	252,272	1,330,593
	Man Group P.L.C.	9,800,117	18,790,593
	Novae Group P.L.C.	284,928	2,476,131
	Phoenix Group Holdings	762,435	8,987,286
*	Quintain Estates & Development P.L.C.	2,680,731	3,873,267
	Rathbone Brothers P.L.C.	165,692	5,113,321
*	Raven Russia, Ltd.	1,074,918	1,125,469
	S&U P.L.C.	21,140	656,801
	Savills P.L.C.	642,124	6,369,281
	St James's Place P.L.C.	793,110	9,353,108
	ST Modwen Properties P.L.C.	957,652	5,692,042
	Tullett Prebon P.L.C.	1,098,479	4,754,038
	Unite Group P.L.C. (The)	1,059,448	7,268,207
*	Waterloo Investment Holdings, Ltd.	5,979	679
Total Financials			291,998,184

Health Care — (3.5%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	128,236
*	BTG P.L.C.	1,781,080	20,156,932
	Consort Medical P.L.C.	147,220	2,311,886
	Dechra Pharmaceuticals P.L.C.	430,046	5,284,981
	Genus P.L.C.	281,441	5,139,316
	Hikma Pharmaceuticals P.L.C.	713,706	19,994,691
*	Optos P.L.C.	109,965	349,001
*	Oxford Biomedica P.L.C.	2,648,141	159,963
*	Skyepharma P.L.C.	222,344	1,181,604
	Synergy Health P.L.C.	300,498	7,127,055
	UDG Healthcare P.L.C.	1,063,335	5,694,791
*	Vectura Group P.L.C.	1,829,761	3,904,629
Total Health Care			71,433,085

Industrials — (24.7%)
	Air Partner P.L.C.	39,319	221,137
	Alumasc Group	124,366	265,237
	Ashtead Group P.L.C.	1,547,540	26,034,062
	Avon Rubber P.L.C.	64,687	644,810
	Balfour Beatty P.L.C.	3,596,658	10,955,800
	BBA Aviation P.L.C.	2,792,163	14,667,318
	Berendsen P.L.C.	852,867	13,514,433
	Bodycote P.L.C.	1,253,236	13,556,936
	Braemar Shipping Services P.L.C.	87,402	700,061
	Brammer P.L.C.	500,119	3,043,058
#	Camellia P.L.C.	2,481	357,633
	Cape P.L.C.	665,926	3,070,326
	Carillion P.L.C.	2,342,316	11,521,102
	Carr's Milling Industries P.L.C.	35,527	949,379
	Castings P.L.C.	162,757	1,225,314
	Chemring Group P.L.C.	1,217,006	4,425,821
	Clarkson P.L.C.	67,965	2,592,729
	Cobham P.L.C.	5,618,202	26,449,393

	Communisis P.L.C.	1,085,996	$1,049,978
	Costain Group P.L.C.	286,914	1,317,858
	DCC P.L.C.	440,574	24,389,166
	De La Rue P.L.C.	422,563	3,260,259
	Dialight P.L.C.	59,439	867,820
	Diploma P.L.C.	593,739	6,617,520
	Fenner P.L.C.	960,636	4,942,382
*	Firstgroup P.L.C.	5,609,640	10,872,960
	Galliford Try P.L.C.	385,536	7,882,430
	Go-Ahead Group P.L.C.	224,275	9,229,055
	Goodwin P.L.C.	383	21,711
	Grafton Group P.L.C.	624,184	6,308,795
	Harvey Nash Group P.L.C.	46,693	78,914
	Hays P.L.C.	7,359,440	13,808,909
	Hogg Robinson Group P.L.C.	134,014	99,222
	Homeserve P.L.C.	1,421,393	7,358,914
	Hyder Consulting P.L.C.	178,009	2,161,143
	Interserve P.L.C.	722,721	7,007,316
	Keller Group P.L.C.	333,468	4,740,654
	Kier Group P.L.C.	239,928	6,387,516
	Latchways P.L.C.	36,248	603,496
	Lavendon Group P.L.C.	808,467	2,643,047
	Management Consulting Group P.L.C.	1,519,596	620,682
	Mears Group P.L.C.	538,054	3,789,812
	Melrose Industries P.L.C.	4,079,979	16,330,662
	Michael Page International P.L.C.	1,381,830	9,336,023
	Mitie Group P.L.C.	1,953,183	9,085,388
	Morgan Advanced Materials P.L.C.	1,478,838	7,087,275
#	Morgan Sindall Group P.L.C.	193,685	2,573,113
	National Express Group P.L.C.	2,267,471	8,711,229
	Norcros P.L.C.	127,268	32,753
	Northgate P.L.C.	752,381	5,893,181
	PayPoint P.L.C.	217,387	3,458,777
	QinetiQ Group P.L.C.	3,208,545	11,643,341
	Regus P.L.C.	3,367,250	9,227,854
*	Renold P.L.C.	193,435	175,521
	Rentokil Initial P.L.C.	9,536,790	18,155,006
	Ricardo P.L.C.	270,614	2,942,083
	Robert Walters P.L.C.	387,999	1,901,523
	Rotork P.L.C.	431,958	19,294,450
	RPS Group P.L.C.	1,266,580	5,352,386
	Senior P.L.C.	2,184,597	9,468,445
	Serco Group P.L.C.	1,982,009	9,202,474
*	Severfield P.L.C.	1,297,294	1,334,628
	Shanks Group P.L.C.	2,438,723	3,540,158
	SIG P.L.C.	3,111,040	8,370,535
	Speedy Hire P.L.C.	2,980,841	3,404,129
	Spirax-Sarco Engineering P.L.C.	397,514	18,138,899
	St Ives P.L.C.	676,146	2,188,082
	Stagecoach Group P.L.C.	2,248,039	13,387,728
	Sthree P.L.C.	364,277	2,060,978
	Stobart Group, Ltd.	503,140	902,923
	T Clarke P.L.C.	147,457	107,247

#	Tarsus Group P.L.C.	208,165	$736,966
	Tribal Group P.L.C.	156,581	432,508
#	Trifast P.L.C.	463,048	791,437
	UK Mail Group P.L.C.	197,261	1,517,232
	Ultra Electronics Holdings P.L.C.	351,758	10,068,905
	Vesuvius P.L.C.	1,449,566	10,583,322
#	Volex P.L.C.	317,928	439,702
	Vp P.L.C.	167,297	1,650,228
*	Wincanton P.L.C.	556,600	1,231,495
	WS Atkins P.L.C.	524,536	11,169,654
#	XP Power, Ltd.	75,669	1,872,859
Total Industrials			504,055,207

Information Technology — (8.3%)
	Acal P.L.C.	209,458	838,439
	Anite P.L.C.	1,650,678	2,311,837
	Aveva Group P.L.C.	151,640	3,777,785
	Computacenter P.L.C.	433,706	4,411,527
	CSR P.L.C.	916,815	11,239,369
	Domino Printing Sciences P.L.C.	548,653	5,423,266
	E2V Technologies P.L.C.	571,832	1,494,743
	Electrocomponents P.L.C.	2,248,668	8,096,056
	Fidessa Group P.L.C.	168,435	6,230,595
*	Filtronic P.L.C.	4,262	1,417
	Halma P.L.C.	1,986,704	19,629,732
#*	Imagination Technologies Group P.L.C.	595,083	1,804,488
	Innovation Group P.L.C.	5,126,744	2,363,030
*	Kofax, Ltd.	76,271	593,603
	Laird P.L.C.	1,432,394	7,163,372
	Micro Focus International P.L.C.	709,995	12,192,618
	Moneysupermarket.com Group P.L.C.	1,466,193	4,641,804
	NCC Group P.L.C.	349,765	1,110,904
	Oxford Instruments P.L.C.	181,921	3,001,083
	Pace P.L.C.	1,504,826	7,235,707
	Phoenix IT Group P.L.C.	204,614	375,813
	Playtech P.L.C.	767,878	8,915,163
	Premier Farnell P.L.C.	1,936,840	5,686,048
	PV Crystalox Solar P.L.C.	147,995	35,909
	Renishaw P.L.C.	188,423	4,964,357
	RM P.L.C.	326,463	832,374
*	SDL P.L.C.	370,539	2,072,537
	Sepura P.L.C.	241,893	552,774
	Spectris P.L.C.	601,319	17,566,982
	Spirent Communications P.L.C.	2,875,098	4,863,256
#	Telecity Group P.L.C.	1,008,281	12,201,409
	TT electronics P.L.C.	841,331	2,274,602
	Vislink P.L.C.	14,361	10,736
	Xaar P.L.C.	275,443	1,676,367

Xchanging P.L.C.	1,327,437	$4,031,398
Total Information Technology		169,621,100

Materials — (6.8%)
African Barrick Gold P.L.C.	537,038	1,903,265
Alent P.L.C.	1,337,126	7,118,689
British Polythene Industries P.L.C.	137,680	1,372,962
Carclo P.L.C.	200,519	406,834
Centamin P.L.C.	5,166,704	5,122,873
Croda International P.L.C.	451,410	14,969,372
DS Smith P.L.C.	4,875,734	20,961,658
Elementis P.L.C.	2,403,235	9,906,040
Essentra P.L.C.	1,220,017	15,722,930
Evraz P.L.C.	1,018,481	2,136,402
Ferrexpo P.L.C.	955,423	1,733,644
* Gem Diamonds, Ltd.	565,679	1,755,497
Hill & Smith Holdings P.L.C.	430,432	3,912,476
* Hochschild Mining P.L.C.	702,031	1,536,943
* International Ferro Metals, Ltd.	447,220	53,446
* Kazakhmys P.L.C.	971,343	4,133,240
#* Lonmin P.L.C.	2,202,370	6,603,586
Low & Bonar P.L.C.	1,132,571	1,097,759
Marshalls P.L.C.	899,023	2,922,050
* Petra Diamonds, Ltd.	1,482,556	4,562,132
* Petropavlovsk P.L.C.	991,037	352,374
RPC Group P.L.C.	877,014	7,931,107
Synthomer P.L.C.	1,278,510	4,386,562
Vedanta Resources P.L.C.	480,809	7,747,165
Victrex P.L.C.	401,577	10,421,431
Zotefoams P.L.C.	96,852	379,003
Total Materials		139,149,440

Telecommunication Services — (2.8%)
Cable & Wireless Communications P.L.C.	12,172,007	9,218,542
* Colt Group SA	1,540,335	3,332,591
Inmarsat P.L.C.	2,296,017	26,043,356
Kcom Group P.L.C.	3,098,002	4,743,778
TalkTalk Telecom Group P.L.C.	2,693,325	13,036,887
Total Telecommunication Services		56,375,154

Utilities — (2.6%)
Dee Valley Group P.L.C.	12,109	263,520
Drax Group P.L.C.	2,103,725	21,976,421
Pennon Group P.L.C.	2,007,940	25,661,434
Telecom Plus P.L.C.	227,031	4,905,113
Total Utilities		52,806,488

TOTAL COMMON STOCKS		1,989,064,013
PREFERRED STOCKS — (0.0%)
REA Holdings P.L.C., 9.000%	3,038	5,929

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
§@ DFA Short Term Investment Fund	4,271,794	$49,424,653
TOTAL INVESTMENTS — (100.0%) (Cost $1,517,788,910)^^		$2,038,494,595

Summary of the Series' investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,310,944	$507,086,500	—	$508,397,444
Consumer Staples	—	85,358,872	—	85,358,872
Energy	—	109,869,039	—	109,869,039
Financials	26,897	291,971,287	—	291,998,184
Health Care	—	71,433,085	—	71,433,085
Industrials	32,753	504,022,454	—	504,055,207
Information Technology	—	169,621,100	—	169,621,100
Materials	—	139,149,440	—	139,149,440
Telecommunication Services	—	56,375,154	—	56,375,154
Utilities	—	52,806,488	—	52,806,488
Preferred Stocks	—	5,929	—	5,929
Securities Lending Collateral	—	49,424,653	—	49,424,653
TOTAL	$1,370,594	$2,037,124,001	—	$2,038,494,595

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (79.8%)
AUSTRALIA — (41.8%)
*	AAT Corp., Ltd.	99	$—
*	ABM Resources NL	289,660	82,145
#	Acrux, Ltd.	563,561	756,609
#	Adelaide Brighton, Ltd.	3,490,824	9,806,906
#*	Aditya Birla Minerals, Ltd.	837,590	182,723
*	AED Oil, Ltd.	363,401	—
#	Ainsworth Game Technology, Ltd.	765,139	2,030,566
#*	AJ Lucas Group, Ltd.	317,969	200,196
#*	Alchemia, Ltd.	321,672	187,067
#*	Alkane Resources, Ltd.	1,255,636	225,478
*	Alliance Resources, Ltd.	399,488	68,215
#	ALS Ltd/Queensland	81,606	375,518
	Altium, Ltd.	102,782	268,862
*	Altona Mining, Ltd.	1,108,169	214,337
	AMA Group, Ltd.	15,236	4,263
	Amalgamated Holdings, Ltd.	473,425	3,965,833
#	Amcom Telecommunications, Ltd.	2,023,387	3,379,079
#	Ansell, Ltd.	539,955	9,185,105
#*	Antares Energy, Ltd.	1,209,758	549,752
#	AP Eagers, Ltd.	241,566	1,170,202
*	APN News & Media, Ltd.	4,628,235	3,306,860
#*	Aquarius Platinum, Ltd.	5,108,664	1,518,319
*	Arafura Resources, Ltd.	326,113	18,237
#	ARB Corp., Ltd.	442,366	4,849,992
	Aristocrat Leisure, Ltd.	3,124,863	15,978,282
#	Arrium, Ltd.	18,479,966	5,889,554
#*	ASG Group, Ltd.	798,601	476,169
*	Atlantic, Ltd.	21,276	1,223
#	Atlas Iron, Ltd.	5,851,795	2,147,450
*	Aurelia Metals, Ltd.	104,200	29,705
#	Ausdrill, Ltd.	1,773,892	1,397,784
#	Ausenco, Ltd.	769,338	343,637
*	Austal, Ltd.	1,182,442	1,342,966
#	Austbrokers Holdings, Ltd.	224,292	1,979,962
#	Austin Engineering, Ltd.	279,815	286,315
#*	Australian Agricultural Co., Ltd.	2,421,174	2,801,479
#	Australian Pharmaceutical Industries, Ltd.	2,474,051	1,462,140
	Australian Vintage, Ltd.	4,096,187	1,413,669
	Automotive Holdings Group, Ltd.	1,487,624	4,902,857
#*	Avanco Resources, Ltd.	2,444,368	201,321
#	Aveo Group	57,136	105,965
	AVJennings, Ltd.	7,259,050	3,958,116
*	AWE, Ltd.	3,348,130	5,371,339
#*	Bandanna Energy, Ltd.	337,935	24,854
#	BC Iron, Ltd.	889,359	1,255,171
#	Beach Energy, Ltd.	9,338,784	11,508,789
#*	Beadell Resources, Ltd.	2,420,844	853,827
#	Bega Cheese, Ltd.	415,009	1,824,929
#	Bentham IMF, Ltd.	662,591	1,200,554
*	Berkeley Resources, Ltd.	434,006	109,802
#*	Billabong International, Ltd.	3,896,307	2,380,859

*	Bionomics, Ltd.	159,035	$86,799
#	Blackmores, Ltd.	81,486	2,296,630
*	BlueScope Steel, Ltd.	1,645,807	7,792,365
#*	Boart Longyear, Ltd.	2,737,139	430,623
*	Boom Logistics, Ltd.	986,820	138,282
*	Boulder Steel, Ltd.	3,599	435
#	Bradken, Ltd.	1,278,641	4,751,850
#	Breville Group, Ltd.	762,269	4,671,213
#	Brickworks, Ltd.	175,315	2,064,190
	BT Investment Management, Ltd.	542,492	2,918,231
#*	Buccaneer Energy, Ltd.	3,283,586	17,250
#*	Buru Energy, Ltd.	292,049	190,199
#	Cabcharge Australia, Ltd.	888,851	4,241,299
	Calliden Group, Ltd.	389,687	158,556
	Cape Lambert Resources, Ltd.	726,958	58,668
*	Capral, Ltd.	58,499	6,395
#	Cardno, Ltd.	1,093,748	5,765,901
#*	Carnarvon Petroleum, Ltd.	5,245,194	1,057,049
*	Carnegie Wave Energy, Ltd.	563,165	24,015
#	carsales.com, Ltd.	1,704,478	14,694,442
#	Cash Converters International, Ltd.	2,199,659	2,077,371
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	308,582	1,987,986
*	Centrebet International, Ltd. Claim Units	81,336	—
	Challenger, Ltd.	137,523	855,794
	Chandler Macleod Group, Ltd.	528,695	178,036
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	140,075
	Clover Corp., Ltd.	434,207	134,788
*	Coal of Africa, Ltd.	668,800	34,438
#*	Coalspur Mines, Ltd.	39,320	1,486
*	Cockatoo Coal, Ltd.	6,931,645	120,852
#	Codan, Ltd.	400,153	224,117
*	Coffey International, Ltd.	1,048,636	280,068
#	Collection House, Ltd.	1,955,258	3,539,821
	Collins Foods, Ltd.	274,220	545,480
*	Comet Ridge, Ltd.	15,204	1,927
*	Cooper Energy, Ltd.	336,842	134,145
	Corporate Travel Management, Ltd.	159,516	1,018,960
	Coventry Group, Ltd.	144,778	342,390
#	Credit Corp. Group, Ltd.	110,382	936,072
#	Crowe Horwath Australasia, Ltd.	1,365,816	481,893
	CSG, Ltd.	771,974	848,802
	CSR, Ltd.	3,256,469	9,488,615
	CTI Logistics, Ltd.	7,200	10,723
#*	Cudeco, Ltd.	399,317	542,431
*	Cue Energy Resources, Ltd.	1,378,665	132,415
#	Data#3, Ltd.	573,106	381,392
#	Decmil Group, Ltd.	893,550	1,387,787
*	Deep Yellow, Ltd.	369,978	5,162
*	Devine, Ltd.	497,498	459,797
#	Domino's Pizza Enterprises, Ltd.	214,177	4,908,500
	Downer EDI, Ltd.	2,989,518	11,529,573

*	Dragon Mining, Ltd.	76,113	$6,609
#*	Drillsearch Energy, Ltd.	3,361,216	3,796,234
#	DUET Group	611,176	1,299,322
	DuluxGroup, Ltd.	3,077,418	14,957,681
#	DWS, Ltd.	382,927	370,216
	Echo Entertainment Group, Ltd.	4,201,646	12,041,147
*	EHG Corp., Ltd.	482	—
#*	Elders, Ltd.	1,419,921	218,088
*	Elemental Minerals, Ltd.	138,226	21,772
#*	Emeco Holdings, Ltd.	3,582,494	655,501
*	Empire Oil & Gas NL	922,161	5,645
#*	Energy Resources of Australia, Ltd.	1,169,153	1,275,847
#*	Energy World Corp., Ltd.	4,308,665	1,339,722
*	Enero Group, Ltd.	12,387	12,687
#*	Equatorial Resources, Ltd.	176,571	44,219
	Equity Trustees, Ltd.	13,584	227,331
	ERM Power, Ltd.	505,990	740,522
	Ethane Pipeline Income Fund	182,912	190,387
	Euroz, Ltd.	96,605	102,305
#	Evolution Mining, Ltd.	2,541,677	1,536,931
	Fairfax Media, Ltd.	14,568,893	9,861,022
#	Fantastic Holdings, Ltd.	335,900	500,182
#*	FAR, Ltd.	8,139,266	592,761
	Finbar Group, Ltd.	120,024	146,104
#	Fleetwood Corp., Ltd.	406,196	622,557
#	FlexiGroup, Ltd.	620,491	1,826,626
*	Flinders Mines, Ltd.	7,896,335	165,589
#*	Focus Minerals, Ltd.	19,167,915	217,350
*	Forge Group, Ltd.	411,374	—
	Funtastic, Ltd.	14,936	853
#	G8 Education, Ltd.	518,769	2,319,767
*	Galaxy Resources, Ltd.	760,450	31,892
	Gazal Corp., Ltd.	75,960	183,628
#*	Geodynamics, Ltd.	69,571	2,684
#*	Gindalbie Metals, Ltd.	2,927,610	84,608
*	Global Construction Services, Ltd.	4,832	1,986
	Goodman Fielder, Ltd.	10,646,991	5,847,423
#	GrainCorp, Ltd. Class A	1,235,921	9,233,136
#	Grange Resources, Ltd.	1,724,297	181,435
#	Greencross, Ltd.	96,328	824,857
#*	Greenland Minerals & Energy, Ltd.	796,390	76,745
#*	Gryphon Minerals, Ltd.	1,931,531	227,751
#	GUD Holdings, Ltd.	661,072	3,910,821
#*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	2,075,383	4,656,969
	Hansen Technologies, Ltd.	26,098	34,730
#	HFA Holdings, Ltd.	260,589	322,133
*	Highlands Pacific, Ltd.	2,651,500	123,124
*	Hillgrove Resources, Ltd.	200,146	108,417
	Hills, Ltd.	1,305,320	1,511,494
#*	Horizon Oil, Ltd.	6,888,387	1,812,059
#*	Icon Energy, Ltd.	1,135,301	148,968
*	IDM International, Ltd.	23,969	—

#	iiNET, Ltd.	1,089,202	$7,749,872
#	Imdex, Ltd.	1,220,036	747,716
	Independence Group NL	1,827,105	6,474,795
#*	Indophil Resources NL	3,118,946	788,861
#*	Infigen Energy	2,081,316	471,991
	Infomedia, Ltd.	1,669,121	1,681,148
	Integrated Research, Ltd.	336,657	294,466
#*	Intrepid Mines, Ltd.	1,794,707	438,619
#	Invocare, Ltd.	856,883	8,209,453
#	IOOF Holdings, Ltd.	1,748,668	13,052,936
#	Iress, Ltd.	1,080,718	9,385,515
#*	Iron Ore Holdings, Ltd.	336,216	229,205
*	iSelect, Ltd.	26,593	33,024
#	JB Hi-Fi, Ltd.	856,886	11,547,248
	Jumbo Interactive, Ltd.	95,098	101,636
*	Jupiter Mines, Ltd.	405,443	74,547
#	K&S Corp., Ltd.	245,710	314,368
*	Kagara, Ltd.	1,945,393	—
*	Kangaroo Resources, Ltd.	281,470	2,213
#*	Karoon Gas Australia, Ltd.	759,802	2,314,576
#*	Kingsgate Consolidated, Ltd.	1,768,531	1,109,200
*	Kingsrose Mining, Ltd.	760,046	261,534
*	Lednium, Ltd.	195,019	—
#*	Liquefied Natural Gas, Ltd.	366,175	1,323,401
	LogiCamms, Ltd.	38,305	32,085
#*	Lonestar Resources, Ltd.	1,064,311	372,411
	Lycopodium, Ltd.	80,228	146,454
#*	Lynas Corp., Ltd.	3,390,978	235,920
#	M2 Group, Ltd.	1,238,564	8,244,105
	MACA, Ltd.	586,741	766,199
*	Macmahon Holdings, Ltd.	6,319,933	580,417
#	Macquarie Atlas Roads Group	544,465	1,370,443
	Macquarie Telecom Group, Ltd.	35,019	162,877
#	Magellan Financial Group, Ltd.	373,860	4,121,902
*	Matrix Composites & Engineering, Ltd.	167,126	140,247
#*	Maverick Drilling & Exploration, Ltd.	752,597	144,836
#	MaxiTRANS Industries, Ltd.	942,578	713,762
#*	Mayne Pharma Group, Ltd.	2,767,316	1,838,246
#	McMillan Shakespeare, Ltd.	405,484	3,668,016
#	McPherson's, Ltd.	473,986	564,163
*	Medusa Mining, Ltd.	1,214,094	883,004
	Melbourne IT, Ltd.	454,822	551,407
#*	MEO Australia, Ltd.	681,039	23,210
#	Mermaid Marine Australia, Ltd.	2,253,544	3,799,680
#*	Mesoblast, Ltd.	99,585	375,732
#*	Metals X, Ltd.	1,339,660	263,025
#	Metcash, Ltd.	3,315,917	7,636,466
*	Metgasco, Ltd.	48,452	2,156
*	Metminco, Ltd.	803,323	11,875
	Mincor Resources NL	1,054,788	526,093
#*	Mineral Deposits, Ltd.	466,063	571,349
#	Mineral Resources, Ltd.	1,202,488	9,134,561
*	Mirabela Nickel, Ltd.	2	—

#*	Molopo Energy, Ltd.	1,186,993	$155,782
#	Monadelphous Group, Ltd.	707,732	7,904,495
*	Morning Star Gold NL	332,749	6,118
	Mortgage Choice, Ltd.	690,597	1,526,651
#	Mount Gibson Iron, Ltd.	4,616,924	2,194,688
#	Myer Holdings, Ltd.	4,089,427	6,999,789
#	MyState, Ltd.	171,005	676,260
*	Nanosonics, Ltd.	125,464	108,814
#	Navitas, Ltd.	1,467,242	6,414,317
*	Nearmap, Ltd.	489,129	222,274
#	New Hope Corp., Ltd.	127,944	291,666
#*	Newsat, Ltd.	1,680,867	293,209
#*	Nexus Energy, Ltd.	6,106,883	69,509
#	NIB Holdings, Ltd.	2,608,539	6,633,221
	Nick Scali, Ltd.	170,701	437,583
#*	Nido Petroleum, Ltd.	6,149,154	295,446
#*	Noble Mineral Resources, Ltd.	405,717	—
*	Northern Iron, Ltd.	692,729	52,767
#	Northern Star Resources, Ltd.	4,214,853	4,596,646
#	NRW Holdings, Ltd.	1,922,096	1,445,880
#	Nufarm, Ltd.	1,156,493	4,985,294
	Oakton, Ltd.	394,790	647,803
*	OM Holdings, Ltd.	29,193	11,876
#*	Orocobre, Ltd.	401,382	968,400
#	OrotonGroup, Ltd.	125,287	472,002
*	Otto Energy, Ltd.	1,936,175	154,572
#	OZ Minerals, Ltd.	2,263,016	7,674,562
#	Pacific Brands, Ltd.	6,243,955	2,647,240
#*	Paladin Energy, Ltd.	5,940,744	1,968,295
*	Pan Pacific Petroleum NL	154,402	7,576
	PanAust, Ltd.	3,208,104	5,462,270
	Panoramic Resources, Ltd.	1,810,125	1,038,077
#*	PaperlinX, Ltd.	2,360,419	103,292
	Patties Foods, Ltd.	42,099	46,405
	Peet, Ltd.	1,474,829	1,540,847
#*	Peninsula Energy, Ltd.	5,178,834	108,606
#	Perpetual, Ltd.	356,089	13,742,447
#*	Perseus Mining, Ltd.	3,129,961	910,215
*	Pharmaxis, Ltd.	117,873	5,350
*	Phosphagenics, Ltd.	1,842,963	143,593
#*	Platinum Australia, Ltd.	1,442,661	7,579
*	Pluton Resources, Ltd.	20,710	616
*	PMP, Ltd.	2,395,607	1,005,223
*	Poseidon Nickel, Ltd.	436,181	74,530
	Premier Investments, Ltd.	570,858	5,130,182
#*	Prima Biomed, Ltd.	2,194,242	73,408
	Primary Health Care, Ltd.	3,159,596	12,071,353
#	Prime Media Group, Ltd.	2,015,282	1,622,105
	Programmed Maintenance Services, Ltd.	773,591	1,868,727
#*	Qantas Airways, Ltd.	4,914,897	5,970,331
	Qube Holdings, Ltd.	1,139,751	2,489,619
*	Quickstep Holdings, Ltd.	255,575	39,084
#*	Ramelius Resources, Ltd.	1,183,715	51,668

#*	Range Resources, Ltd.	1,456,711	$33,161
#	RCG Corp., Ltd.	140,118	73,432
#	RCR Tomlinson, Ltd.	1,086,285	3,049,477
	REA Group, Ltd.	93,073	3,520,605
#	Reckon, Ltd.	360,284	630,448
*	Red 5, Ltd.	9,022	654
#*	Red Fork Energy, Ltd.	2,658,133	214,040
	Redflex Holdings, Ltd.	377,855	366,685
	Reece Australia, Ltd.	238,257	6,946,656
#	Regis Resources, Ltd.	2,528,651	3,427,196
#	Reject Shop, Ltd. (The)	232,139	1,821,438
*	Resolute Mining, Ltd.	3,869,894	1,497,924
*	Resource Generation, Ltd.	338,381	41,525
#	Retail Food Group, Ltd.	768,478	3,319,530
#*	Rex Minerals, Ltd.	469,315	106,667
	Ridley Corp., Ltd.	1,327,606	1,014,569
*	RiverCity Motorway Group	1,563,354	—
*	Roc Oil Co., Ltd.	6,490,268	3,883,998
*	RungePincockMinarco, Ltd.	30,702	17,672
#	Ruralco Holdings, Ltd.	119,306	356,222
	SAI Global, Ltd.	1,590,543	5,646,228
#	Salmat, Ltd.	664,807	903,080
#*	Samson Oil & Gas, Ltd.	7,175,499	118,287
#	Sandfire Resources NL	483,288	2,466,054
*	Saracen Mineral Holdings, Ltd.	5,262,040	1,649,435
	Schaffer Corp., Ltd.	33,766	172,916
#	Sedgman, Ltd.	452,719	237,863
#	Select Harvests, Ltd.	424,164	2,300,314
#*	Senex Energy, Ltd.	6,628,560	3,192,784
#	Servcorp, Ltd.	316,662	1,446,081
*	Service Stream, Ltd.	1,693,203	264,950
	Seven Group Holdings, Ltd.	503,490	2,976,204
#	Seven West Media, Ltd.	4,045,803	5,687,360
	Seymour Whyte, Ltd.	8,690	11,192
	Sigma Pharmaceuticals, Ltd.	7,230,972	4,992,049
#*	Silex Systems, Ltd.	511,695	304,337
#	Silver Chef, Ltd.	78,292	411,144
#*	Silver Lake Resources, Ltd.	2,836,778	963,247
#*	Sims Metal Management, Ltd.	1,369,007	13,431,329
#	Sirtex Medical, Ltd.	386,815	7,429,906
	Skilled Group, Ltd.	1,388,531	2,731,354
#	Slater & Gordon, Ltd.	911,717	4,896,329
#	SMS Management & Technology, Ltd.	564,203	1,848,402
#	Southern Cross Electrical Engineering, Ltd.	21,171	9,626
#	Southern Cross Media Group, Ltd.	3,458,496	3,006,394
	Spark Infrastructure Group	10,351,759	16,675,706
	Specialty Fashion Group, Ltd.	809,557	627,562
#*	St Barbara, Ltd.	2,671,044	382,907
#*	Starpharma Holdings, Ltd.	209,101	118,666
*	Strike Energy, Ltd.	1,471,668	128,742
	Structural Systems, Ltd.	29,934	14,525
	STW Communications Group, Ltd.	2,297,464	2,410,446
*	Sundance Energy Australia, Ltd.	2,490,710	2,667,328

#*	Sundance Resources, Ltd.	8,756,539	$504,452
	Sunland Group, Ltd.	751,248	1,192,731
#	Super Retail Group, Ltd.	1,291,875	9,395,259
	Swick Mining Services, Ltd.	106,166	25,494
	Tabcorp Holdings, Ltd.	2,088,969	6,605,855
*	Tap Oil, Ltd.	1,479,626	807,530
	Tassal Group, Ltd.	790,336	2,540,510
#	Technology One, Ltd.	1,478,330	4,108,705
#*	Ten Network Holdings, Ltd.	10,496,069	2,203,217
#	TFS Corp., Ltd.	1,679,402	2,758,669
	Thorn Group, Ltd.	410,570	880,042
*	Tiger Resources, Ltd.	6,204,153	1,350,260
*	Toro Energy, Ltd.	70,156	6,019
#	Tox Free Solutions, Ltd.	892,900	2,081,644
#	TPG Telecom, Ltd.	1,240,120	7,428,143
*	Transfield Services, Ltd.	3,147,780	4,083,860
	Transpacific Industries Group, Ltd.	9,584,282	6,840,599
	Treasury Group, Ltd.	21,218	184,773
	Treasury Wine Estates, Ltd.	611,191	2,259,358
*	Tribune Resources, Ltd.	3,093	7,819
#*	Troy Resources, Ltd.	969,666	634,610
#	UGL, Ltd.	1,220,877	6,509,012
*	Unity Mining, Ltd.	2,433,889	21,306
#	UXC, Ltd.	1,863,784	1,496,280
*	Venture Minerals, Ltd.	412,390	20,608
	Villa World, Ltd.	189,948	323,939
	Village Roadshow, Ltd.	855,994	5,299,324
*	Virgin Australia Holdings, Ltd. (ACI01NXR8)	7,648,897	—
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	10,380,644	3,448,854
#	Vision Eye Institute, Ltd.	458,235	256,952
#	Vocus Communications, Ltd.	486,021	2,368,068
	Watpac, Ltd.	766,614	615,205
	WDS, Ltd.	416,110	290,713
#	Webjet, Ltd.	485,950	1,277,604
#	Webster, Ltd.	180,921	186,109
#	Western Areas, Ltd.	1,407,558	5,310,050
#*	Western Desert Resources, Ltd.	241,493	30,659
#*	White Energy Co., Ltd.	643,913	95,418
#*	Whitehaven Coal, Ltd.	3,988,725	5,958,433
	Wide Bay Australia, Ltd.	86,677	413,821
*	Wollongong Coal, Ltd.	119,865	2,004
#	Wotif.com Holdings, Ltd.	769,418	2,087,353
TOTAL AUSTRALIA			729,321,241

CHINA — (0.3%)
*	Goldin Properties Holdings, Ltd.	3,044,000	1,955,964
*	Superb Summit International Group, Ltd.	7,062,600	1,464,638
*	Technovator International, Ltd.	1,228,000	597,813

	Zhuhai Holdings Investment Group, Ltd.	1,826,000	$305,290
TOTAL CHINA			4,323,705

HONG KONG — (20.6%)
	Aeon Credit Service Asia Co., Ltd.	580,000	473,987
	Aeon Stores Hong Kong Co., Ltd.	248,000	305,316
	Alco Holdings, Ltd.	1,426,000	289,765
	Allan International Holdings	720,000	199,114
	Allied Group, Ltd.	683,200	2,913,442
	Allied Properties HK, Ltd.	12,297,857	2,278,594
*	Anxian Yuan China Holdings, Ltd.	3,100,000	65,821
*	Apac Resources, Ltd.	11,438,000	303,819
	APT Satellite Holdings, Ltd.	1,961,500	2,784,427
	Arts Optical International Hldgs	730,000	319,741
	Asia Financial Holdings, Ltd.	2,474,908	1,017,215
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,221,045
	Asia Standard Hotel Group, Ltd.	11,777,218	1,669,355
	Asia Standard International Group, Ltd.	13,425,937	3,435,685
#	ASM Pacific Technology, Ltd.	5,600	55,384
	Associated International Hotels, Ltd.	980,000	2,813,670
	Aupu Group Holding Co., Ltd.	3,004,000	487,144
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
#	Bonjour Holdings, Ltd.	12,698,600	1,747,225
	Bossini International Hldg	3,807,500	358,429
*	Brightoil Petroleum Holdings, Ltd.	8,573,000	2,663,653
#*	Brockman Mining, Ltd.	23,482,814	1,043,035
*	Burwill Holdings, Ltd.	25,014,960	901,851
#	Cafe de Coral Holdings, Ltd.	1,820,000	6,137,408
	CEC International Holdings, Ltd.	272,000	89,878
	Century City International Holdings, Ltd.	6,419,460	478,248
	Champion Technology Holdings, Ltd.	15,193,089	346,540
	Chen Hsong Holdings	1,212,000	332,637
	Cheuk Nang Holdings, Ltd.	601,503	542,361
*	Cheung Wo International Holdings, Ltd.	690,000	54,231
	Chevalier International Holdings, Ltd.	786,834	1,242,788
*	China Billion Resources, Ltd.	4,876,000	—
#*	China Daye Non-Ferrous Metals Mining, Ltd.	12,503,837	280,146
*	China Digicontent Co., Ltd.	2,710,000	—
#*	China Dynamics Holdings, Ltd.	500,000	64,256
	China Electronics Corp. Holdings Co., Ltd.	4,082,250	1,354,409
*	China Energy Development Holdings, Ltd.	43,498,000	1,333,053
*	China Environmental Investment Holdings, Ltd.	1,630,000	75,287
	China Financial Services Holdings, Ltd.	954,000	57,678
*	China Flavors & Fragrances Co., Ltd.	156,137	24,814
*	China Infrastructure Investment, Ltd.	7,776,000	116,243
	China Metal International Holdings, Inc.	2,748,000	1,002,394
#	China Motor Bus Co., Ltd.	50,000	437,676
*	China Nuclear Industry 23 International Corp., Ltd.	90,000	12,327
*	China Renji Medical Group, Ltd.	2,281,350	83,725
*	China Solar Energy Holdings, Ltd.	1,669,500	7,257
*	China Star Entertainment, Ltd.	46,550,000	686,651
*	China Strategic Holdings, Ltd.	12,585,000	303,647
	China Ting Group Holdings, Ltd.	2,443,151	124,506

*	China Tycoon Beverage Holdings, Ltd.	2,732,000	$95,031
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	129,263
	Chinney Investments, Ltd.	1,144,000	184,079
#	Chong Hing Bank, Ltd.	17,127	36,013
#	Chow Sang Sang Holdings International, Ltd.	2,234,000	5,321,931
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	475,799
	Chuang's China Investments, Ltd.	3,700,938	237,934
	Chuang's Consortium International, Ltd.	5,942,730	727,335
	Chun Wo Development Holdings, Ltd.	1,852,926	241,016
#	CITIC Telecom International Holdings, Ltd.	10,730,125	4,006,931
	CK Life Sciences International Holdings, Inc.	20,700,000	2,105,731
	CNT Group, Ltd.	8,315,264	427,752
*	COL Capital, Ltd.	2,209,840	737,448
	Convenience Retail Asia, Ltd.	42,000	28,738
*	CP Lotus Corp.	11,420,000	274,794
#	Cross-Harbour Holdings, Ltd. (The)	691,520	602,854
	CSI Properties, Ltd.	33,336,383	1,396,218
*	CST Mining Group, Ltd.	102,568,000	568,012
	Cw Group Holdings, Ltd.	1,822,000	560,278
	Dah Sing Banking Group, Ltd.	3,333,116	5,936,401
	Dah Sing Financial Holdings, Ltd.	1,143,744	6,952,150
*	Dan Form Holdings Co., Ltd.	3,668,260	363,279
	Dickson Concepts International, Ltd.	1,258,000	681,963
*	Dingyi Group Investment, Ltd.	3,797,500	242,086
	Dorsett Hospitality International, Ltd.	4,765,200	845,764
	Eagle Nice International Holdings, Ltd.	1,116,000	189,748
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	360,544
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Capital Group, Ltd.	1,962,000	102,453
	Emperor Entertainment Hotel, Ltd.	4,255,000	1,163,960
	Emperor International Holdings, Ltd.	8,126,753	1,759,414
	Emperor Watch & Jewellery, Ltd.	26,410,000	1,206,401
*	ENM Holdings, Ltd.	15,112,000	910,904
*	Enviro Energy International Holdings, Ltd.	3,906,000	72,134
*	EPI Holdings, Ltd.	5,849,927	124,889
	Esprit Holdings, Ltd.	13,145,450	16,994,531
*	eSun Holdings, Ltd.	4,472,000	477,236
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood Holdings, Ltd.	622,100	1,362,364
	Far East Consortium International, Ltd.	6,313,772	2,290,844
*	FIH Mobile, Ltd.	281,000	146,093
	Fountain SET Holdings, Ltd.	4,898,000	580,016
	Four Seas Mercantile Holdings, Ltd.	628,000	370,600
*	Frontier Services Group, Ltd.	823,000	131,309
	Fujikon Industrial Holdings, Ltd.	736,000	150,422
#	Future Bright Holdings, Ltd.	2,742,000	1,123,591
*	G-Resources Group, Ltd.	146,478,600	3,730,683
*	GCL New Energy Holdings, Ltd.	582,000	215,211
	Get Nice Holdings, Ltd.	24,342,000	1,142,127
#	Giordano International, Ltd.	9,120,000	4,933,289
*	Global Brands Group Holding, Ltd.	614,000	136,008
	Glorious Sun Enterprises, Ltd.	2,702,000	582,441
	Gold Peak Industries Holding, Ltd.	3,118,642	281,446

	Golden Resources Development International, Ltd.	3,330,500	$190,616
*	Good Fellow Resources Holdings, Ltd.	440,000	31,651
*	Grande Holdings, Ltd. (The)	882,000	8,746
	Great Eagle Holdings, Ltd.	72,627	246,394
	Guangnan Holdings, Ltd.	2,249,600	306,710
#	Guotai Junan International Holdings, Ltd.	4,251,599	2,921,906
#	Haitong International Securities Group, Ltd.	3,427,968	1,969,400
*	Hao Tian Development Group, Ltd.	6,108,000	392,293
	Harbour Centre Development, Ltd.	963,500	1,737,125
*	Heng Fai Enterprises, Ltd.	440,000	18,698
	High Fashion International, Ltd.	268,000	100,018
	HKR International, Ltd.	5,934,336	2,811,304
	Hon Kwok Land Investment Co., Ltd.	314,800	109,277
*	Hong Fok Land, Ltd.	1,210,000	—
#	Hong Kong Aircraft Engineering Co., Ltd.	88,400	979,061
	Hong Kong Ferry Holdings Co., Ltd.	809,300	829,532
*	Hong Kong Television Network, Ltd.	2,401,751	713,840
	Hongkong & Shanghai Hotels (The)	1,219,555	1,782,309
#	Hongkong Chinese, Ltd.	5,138,000	1,165,195
	Hop Hing Group Holdings, Ltd.	1,292,000	30,059
	Hopewell Holdings, Ltd.	2,884,500	10,095,977
#	Hsin Chong Construction Group, Ltd.	5,899,658	721,223
	Hung Hing Printing Group, Ltd.	1,412,000	200,162
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	10,664,000	4,267,019
*	I-CABLE Communications, Ltd.	1,997,000	184,693
*	Imagi International Holdings, Ltd.	50,616,000	1,257,583
*	Integrated Waste Solutions Group Holdings, Ltd.	2,000,000	75,949
*	International Standard Resources Holdings, Ltd.	15,176,250	866,597
	iOne Holdings, Ltd.	2,640,000	93,659
	IPE Group, Ltd.	3,000,000	282,334
*	IRC, Ltd.	7,336,000	585,033
	IT, Ltd.	3,920,532	1,326,803
	ITC Corp., Ltd.	856,708	65,080
	ITC Properties Group, Ltd.	4,035,162	1,973,215
*	Jinhui Holdings Co., Ltd.	121,000	22,261
*	JLF Investment Co., Ltd.	40,000	1,863
	Johnson Electric Holdings, Ltd.	1,620,250	6,137,245
#	K Wah International Holdings, Ltd.	8,087,399	4,500,441
	Ka Shui International Holdings, Ltd.	550,000	59,391
	Kam Hing International Holdings, Ltd.	1,830,000	138,256
	Kantone Holdings, Ltd.	10,123,647	130,167
#	Keck Seng Investments	904,600	786,901
*	King Pacific International Holdings, Ltd.	1,404,200	—
*	King Stone Energy Group, Ltd.	4,246,000	135,468
	Kingmaker Footwear Holdings, Ltd.	1,532,955	278,600
#	Kingston Financial Group, Ltd.	17,785,000	1,940,242
*	Ko Yo Chemical Group, Ltd.	15,800,000	557,715
	Kowloon Development Co., Ltd.	2,471,000	2,859,033
#	L'Occitane International SA	587,750	1,347,587
*	Lai Sun Development Co., Ltd.	75,241,466	1,796,605
*	Lai Sun Garment International, Ltd.	3,419,680	465,021
	Lam Soon Hong Kong, Ltd.	302,310	271,261
*	Landsea Green Properties Co., Ltd.	812,000	67,954

*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	$—
	Lee's Pharmaceutical Holdings, Ltd.	590,000	781,110
	Lerado Group Holdings Co.	2,498,000	358,249
#	Lifestyle International Holdings, Ltd.	1,078,000	2,024,152
	Lippo China Resources, Ltd.	21,042,000	825,664
	Lippo, Ltd.	1,195,700	650,150
*	Lisi Group Holdings, Ltd.	3,418,000	180,438
#	Liu Chong Hing Investment, Ltd.	1,145,200	1,420,357
	Luen Thai Holdings, Ltd.	1,159,000	285,197
#	Luk Fook Holdings International, Ltd.	2,676,000	7,783,498
	Luks Group Vietnam Holdings Co., Ltd.	482,913	126,958
	Lung Kee Bermuda Holdings	1,613,875	486,209
	Magnificent Estates	13,558,000	635,637
#	Man Wah Holdings, Ltd.	2,692,800	3,953,705
	Man Yue Technology Holdings, Ltd.	1,104,000	225,547
	Matrix Holdings, Ltd.	1,067,414	322,173
*	Mei Ah Entertainment Group, Ltd.	21,460,000	1,688,502
	Melbourne Enterprises, Ltd.	40,500	702,705
	Melco International Development, Ltd.	3,695,000	8,583,716
#*	Midland Holdings, Ltd.	5,334,000	2,599,237
	Ming Fai International Holdings, Ltd.	1,765,000	188,352
*	Ming Fung Jewellery Group, Ltd.	20,445,000	231,545
#	Miramar Hotel & Investment	870,000	1,085,078
*	Mongolia Energy Corp., Ltd.	8,910,000	194,472
#*	Mongolian Mining Corp.	9,777,500	1,094,647
#	NagaCorp, Ltd.	6,514,000	4,677,632
	Nanyang Holdings, Ltd.	137,500	609,257
	National Electronic Hldgs	2,498,000	318,340
	Natural Beauty Bio-Technology, Ltd.	4,040,000	301,304
*	Neo-Neon Holdings, Ltd.	2,987,500	501,452
*	Neptune Group, Ltd.	22,260,000	527,708
	New Century Group Hong Kong, Ltd.	13,351,464	273,508
*	New Times Energy Corp., Ltd.	1,297,600	56,676
#	Newocean Energy Holdings, Ltd.	7,182,000	3,606,343
	Next Media, Ltd.	4,421,183	470,840
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	7,384,706	551,866
	Orient Overseas International, Ltd.	1,023,000	5,654,783
*	Orient Power Holdings, Ltd.	804,000	—
#	Oriental Watch Holdings	3,160,800	711,639
	Pacific Andes International Holdings, Ltd.	12,253,378	590,542
#	Pacific Basin Shipping, Ltd.	12,866,000	6,941,627
	Pacific Textiles Holdings, Ltd.	3,946,000	4,856,940
	Paliburg Holdings, Ltd.	3,152,830	1,026,429
*	Pan Asia Environmental Protection Group, Ltd.	80,000	16,547
#	Paradise Entertainment, Ltd.	3,332,000	1,277,675
	PCCW, Ltd.	8,197,879	5,156,008
#*	Peace Mark Holdings, Ltd.	2,712,022	—
*	Pearl Oriental Oil, Ltd.	11,918,400	320,587
	Pegasus International Holdings, Ltd.	226,000	32,656
	Perfect Shape PRC Holdings, Ltd.	912,000	193,785
#	Pico Far East Holdings, Ltd.	4,928,000	1,112,632
*	Ping Shan Tea Group, Ltd.	2,633,325	32,498
	Playmates Holdings, Ltd.	690,000	652,461

#	Playmates Toys, Ltd.	4,220,000	$968,110
#	PNG Resources Holdings, Ltd.	3,780,236	182,565
	Pokfulam Development Co.	234,000	364,497
*	Poly Capital Holdings, Ltd.	1,442,500	46,062
#	Polytec Asset Holdings, Ltd.	10,878,526	1,542,116
#	Public Financial Holdings, Ltd.	3,194,000	1,484,648
	PYI Corp., Ltd.	24,859,973	534,392
*	Pyxis Group, Ltd.	1,936,000	7,979
	Raymond Industrial, Ltd.	30,400	3,869
#	Regal Hotels International Holdings, Ltd.	2,893,800	1,755,060
*	Richfield Group Holdings, Ltd.	9,672,000	335,908
	Rivera Holdings, Ltd.	5,710,000	286,111
#	SA SA International Holdings, Ltd.	8,570,000	5,871,362
	Safety Godown Co., Ltd.	398,000	508,702
#*	Sandmartin International Holdings, Ltd.	84,000	5,644
	SAS Dragon Hldg, Ltd.	1,916,000	625,672
#	SEA Holdings, Ltd.	1,158,000	692,366
	Shenyin Wanguo HK, Ltd.	2,297,500	1,203,876
*	Shougang Concord Technology Holdings	7,833,809	307,395
*	Shun Ho Technology Holdings, Ltd.	1,037,452	270,495
	Shun Tak Holdings, Ltd.	11,413,419	5,602,079
*	Silver base Group Holdings, Ltd.	4,796,677	623,734
	Simsen International Corp., Ltd.	307,000	120,193
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	284,363
	Singamas Container Holdings, Ltd.	10,648,000	1,946,370
*	Sino Distillery Group, Ltd.	148,000	12,359
*	Sinocan Holdings, Ltd.	350,000	—
	SIS International Holdings	34,000	13,658
	Sitoy Group Holdings, Ltd.	653,000	530,650
#	SmarTone Telecommunications Holdings, Ltd.	3,096,000	4,311,966
#*	SOCAM Development, Ltd.	1,716,771	1,394,291
*	Solomon Systech International, Ltd.	8,590,000	409,459
	Soundwill Holdings, Ltd.	420,000	668,290
*	South China China, Ltd.	6,744,000	579,736
*	South China Land, Ltd.	14,831,170	226,974
	Stella International Holdings, Ltd.	753,000	1,953,907
	Stelux Holdings International, Ltd.	3,100,400	794,419
*	Success Universe Group, Ltd.	6,116,000	207,590
	Sun Hing Vision Group Holdings, Ltd.	358,000	121,119
#	Sun Hung Kai & Co., Ltd.	3,691,429	2,636,191
*	Symphony Holdings, Ltd.	260,000	20,038
#	TAI Cheung Holdings, Ltd.	2,019,000	1,580,665
	Tai Sang Land Development, Ltd.	804,910	365,870
*	Talent Property Group, Ltd.	4,701,420	56,505
#	Tan Chong International, Ltd.	1,212,000	456,261
#	Tao Heung Holdings, Ltd.	517,000	286,304
*	Taung Gold International, Ltd.	14,590,000	332,055
	Television Broadcasts, Ltd.	1,096,100	6,518,772
*	Termbray Industries International Holdings, Ltd.	2,304,900	240,181
	Tern Properties Co., Ltd.	51,200	31,857
	Texwinca Holdings, Ltd.	4,414,000	3,787,372
	Tian Teck Land, Ltd.	1,054,000	1,196,701

*	Titan Petrochemicals Group, Ltd.	13,140,000	$4,231
#	Tradelink Electronic Commerce, Ltd.	4,622,000	959,623
	Transport International Holdings, Ltd.	1,009,341	1,858,322
#	Trinity, Ltd.	7,314,000	1,978,234
	Tristate Holdings, Ltd.	188,000	72,023
*	TSC Group Holdings, Ltd.	3,072,000	1,436,732
	Tse Sui Luen Jewellery International, Ltd.	8,000	3,151
#*	United Laboratories International Holdings, Ltd. (The)	4,142,000	3,119,205
*	Universal Technologies Holdings, Ltd.	7,630,000	393,576
*	Universe International Holdings, Ltd.	3,475,000	49,663
*	Up Energy Development Group, Ltd.	3,205,000	375,690
*	Value Convergence Holdings, Ltd.	1,756,000	282,180
	Value Partners Group, Ltd.	5,555,000	4,060,200
#	Van Shung Chong Holdings, Ltd.	789,335	116,875
	Vanke Property Overseas, Ltd.	13,000	13,278
	Varitronix International, Ltd.	2,014,293	1,624,929
*	Vedan International Holdings, Ltd.	3,272,000	186,390
	Victory City International Holdings, Ltd.	6,385,993	961,168
#	Vitasoy International Holdings, Ltd.	4,527,000	5,766,870
	VST Holdings, Ltd.	4,917,600	1,471,858
#	VTech Holdings, Ltd.	309,600	3,801,201
	Wai Kee Holdings, Ltd.	7,864,738	2,255,847
*	Willie International Holdings, Ltd.	750,000	135,313
	Win Hanverky Holdings, Ltd.	1,812,000	230,941
	Wing On Co. International, Ltd.	781,000	2,297,985
#	Wing Tai Properties, Ltd.	1,957,331	1,270,329
	Wong's International Hldgs	737,641	256,522
	Wong's Kong King International	120,000	10,339
	Xinyi Glass Holdings, Ltd.	14,068,000	8,752,965
#	Xinyi Solar Holdings, Ltd.	12,292,000	4,026,641
	Yangtzekiang Garment, Ltd.	606,500	201,764
	Yau Lee Holdings, Ltd.	534,000	110,377
	Yeebo International Hldg	572,000	103,480
	YGM Trading, Ltd.	460,000	1,005,811
	YT Realty Group, Ltd.	749,000	243,980
	Yugang International, Ltd.	93,492,000	1,273,695
TOTAL HONG KONG			360,005,986

NEW ZEALAND — (7.1%)
#*	a2 Milk Co., Ltd.	939,177	424,563
	Abano Healthcare Group, Ltd.	30,274	165,473
#	Air New Zealand, Ltd.	3,682,468	5,584,419
	Auckland International Airport, Ltd.	319,815	960,807
#*	Bathurst Resources, Ltd.	1,666,560	64,088
	Briscoe Group, Ltd.	2,235	4,951
	Cavalier Corp., Ltd.	283,674	243,774
	CDL Investments New Zealand, Ltd.	111,311	48,286
	Chorus, Ltd.	1,973,575	2,790,574
	Colonial Motor Co., Ltd. (The)	148,846	669,835
	Contact Energy, Ltd.	504,043	2,353,121
*	Diligent Board Member Services, Inc.	82,102	297,434
#	Ebos Group, Ltd.	431,706	3,117,912
#	Fisher & Paykel Healthcare Corp., Ltd.	4,035,088	16,350,447

#	Freightways, Ltd.	905,412	$3,605,544
#	Hallenstein Glasson Holdings, Ltd.	245,661	615,395
	Heartland New Zealand, Ltd.	185,677	143,491
#	Hellaby Holdings, Ltd.	380,827	891,046
#	Infratil, Ltd.	3,157,996	6,980,577
#	Kathmandu Holdings, Ltd.	544,153	1,343,325
#	Mainfreight, Ltd.	530,028	6,176,579
	Marsden Maritime Holdings, Ltd.	78,705	172,192
	Methven, Ltd.	93,877	81,330
#	Metlifecare, Ltd.	456,267	1,638,840
#	Michael Hill International, Ltd.	1,534,152	1,497,216
	Millennium & Copthorne Hotels New Zealand, Ltd.	418,978	419,528
	New Zealand Oil & Gas, Ltd.	2,074,737	1,230,006
#	New Zealand Refining Co., Ltd. (The)	591,259	765,962
	Nuplex Industries, Ltd.	1,269,368	3,046,544
#	NZX, Ltd.	980,309	963,815
#	Opus International Consultants, Ltd.	12,925	16,040
#*	Pacific Edge, Ltd.	418,982	303,499
	PGG Wrightson, Ltd.	980,136	317,778
*	Pike River Coal, Ltd.	490,805	—
#	Port of Tauranga, Ltd.	528,322	6,558,600
*	Pumpkin Patch, Ltd.	606,913	199,295
#	Restaurant Brands New Zealand, Ltd.	472,937	1,239,786
*	Richina Pacific, Ltd.	274,180	14,448
*	Rubicon, Ltd.	1,485,105	422,250
#	Ryman Healthcare, Ltd.	2,263,585	13,793,454
	Sanford, Ltd.	393,618	1,441,117
	Scott Technology, Ltd.	38,136	47,496
#	Skellerup Holdings, Ltd.	515,987	628,497
	Sky Network Television, Ltd.	2,005,307	9,856,569
#	SKYCITY Entertainment Group, Ltd.	4,149,176	11,819,790
	Spark New Zealand, Ltd.	440,138	1,020,019
	Steel & Tube Holdings, Ltd.	442,635	967,530
	Summerset Group Holdings, Ltd.	238,020	527,295
	Tourism Holdings, Ltd.	274,867	304,528
#	Tower, Ltd.	837,644	1,307,327
#	Trade Me Group, Ltd.	1,352,761	3,694,340
#	TrustPower, Ltd.	70,059	399,781
#	Vector, Ltd.	1,295,813	2,710,408
#	Warehouse Group, Ltd. (The)	697,662	1,665,728
#*	Xero, Ltd.	146,019	2,454,124
TOTAL NEW ZEALAND			124,356,773

SINGAPORE — (10.0%)
*	Abterra, Ltd.	531,800	245,521
	Amara Holdings, Ltd.	950,000	402,668
#	Amtek Engineering, Ltd.	1,353,000	668,052
#	ASL Marine Holdings, Ltd.	816,600	391,473
	Aspial Corp., Ltd.	72,959	23,988
#*	Ausgroup, Ltd.	3,653,000	1,121,643
#	Baker Technology, Ltd.	1,272,000	268,966
#	Banyan Tree Holdings, Ltd.	1,053,000	523,814
#*	Biosensors International Group, Ltd.	6,598,237	3,718,096

	Bonvests Holdings, Ltd.	978,000	$1,061,022
	Boustead Singapore, Ltd.	1,686,261	2,331,068
#	Breadtalk Group, Ltd.	907,800	963,264
*	Broadway Industrial Group, Ltd.	1,557,200	235,705
	Bukit Sembawang Estates, Ltd.	614,003	2,661,072
	Bund Center Investment, Ltd.	2,717,000	434,324
#	Centurion Corp., Ltd.	565,000	232,028
	CH Offshore, Ltd.	1,642,400	611,450
#	China Aviation Oil Singapore Corp., Ltd.	1,586,399	975,957
#	China Merchants Holdings Pacific, Ltd.	841,000	626,206
	Chip Eng Seng Corp., Ltd.	3,546,800	2,502,152
	Chuan Hup Holdings, Ltd.	3,967,000	948,187
#	Cityspring Infrastructure Trust	1,442,000	559,595
#	Cosco Corp. Singapore, Ltd.	7,006,000	3,703,575
	Creative Technology, Ltd.	272,200	463,502
	CSC Holdings, Ltd.	2,495,000	120,966
	CSE Global, Ltd.	3,382,000	1,775,676
#	CWT, Ltd.	1,393,700	1,828,075
	Datapulse Technology, Ltd.	89,000	9,717
#*	Del Monte Pacific, Ltd.	848,000	338,763
*	Delong Holdings, Ltd.	1,361,000	245,379
	DMX Technologies Group, Ltd.	2,096,000	275,720
#	Dyna-Mac Holdings, Ltd.	2,259,000	716,452
#	Elec & Eltek International Co., Ltd.	147,000	213,115
	Ellipsiz, Ltd.	123,000	9,854
	EnGro Corp., Ltd.	354,000	332,272
	Eu Yan Sang International, Ltd.	809,800	501,864
*	euNetworks Group, Ltd.	8,220	3,951
	Ezion Holdings, Ltd.	689,760	977,091
	Ezra Holdings, Ltd.	5,619,000	4,310,540
	Falcon Energy Group, Ltd.	2,068,000	558,970
	Far East Orchard, Ltd.	1,106,685	1,569,497
*	First Sponsor Group, Ltd.	453,661	442,744
	FJ Benjamin Holdings, Ltd.	1,305,000	184,040
	Food Empire Holdings, Ltd.	1,256,400	372,204
#*	Forterra Trust	98,000	109,613
#	Fragrance Group, Ltd.	6,256,000	1,101,134
#*	Gallant Venture, Ltd.	5,073,000	1,011,812
#*	Geo Energy Resources, Ltd.	432,000	81,183
	GK Goh Holdings, Ltd.	1,458,000	1,004,825
#	Global Premium Hotels, Ltd.	559,480	153,032
*	Global Yellow Pages, Ltd.	747,500	26,296
#	GMG Global, Ltd.	18,410,000	953,807
	GP Batteries International, Ltd.	235,000	140,849
	GP Industries, Ltd.	2,643,209	1,129,025
	GuocoLand, Ltd.	399,314	642,100
	GuocoLeisure, Ltd.	3,364,000	2,551,886
*	Hanwell Holdings, Ltd.	1,823,419	420,308
#*	Healthway Medical Corp., Ltd.	8,556,776	335,423
	HG Metal Manufacturing, Ltd.	1,768,000	101,077
	Hi-P International, Ltd.	1,309,000	728,494
	Hiap Hoe, Ltd.	353,000	227,674
	Hiap Seng Engineering, Ltd.	612,000	89,079

*	HLH Group, Ltd.	8,364,000	$78,421
	Ho Bee Land, Ltd.	1,652,000	2,601,293
	Hong Fok Corp., Ltd.	3,323,640	2,520,615
	Hong Leong Asia, Ltd.	711,000	829,645
	Hotel Grand Central, Ltd.	1,394,187	1,463,786
	Hour Glass, Ltd. (The)	622,744	942,842
	HTL International Holdings, Ltd.	1,063,843	246,215
	HupSteel, Ltd.	1,572,875	253,604
#	Hwa Hong Corp., Ltd.	2,186,000	582,769
#	Hyflux, Ltd.	3,243,500	2,683,295
	Indofood Agri Resources, Ltd.	3,468,000	2,253,550
	InnoTek, Ltd.	950,000	257,164
#*	International Healthway Corp., Ltd.	594,656	123,669
#*	Interra Resources, Ltd.	396,000	82,217
	IPC Corp., Ltd.	4,265,000	508,313
#	ISDN Holdings, Ltd.	293,000	74,517
	Isetan Singapore, Ltd.	122,500	454,044
#*	Jiutian Chemical Group, Ltd.	10,128,000	437,829
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	k1 Ventures, Ltd.	5,098,500	750,635
	Keppel Infrastructure Trust	1,367,000	1,114,852
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,872,116
	Koh Brothers Group, Ltd.	1,432,000	348,179
#	KSH Holdings, Ltd.	52,000	21,974
#	LCD Global Investments, Ltd.	3,569,504	823,625
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,369,770
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	141,620
	Lian Beng Group, Ltd.	2,262,000	1,205,719
#*	Linc Energy, Ltd.	1,982,517	1,755,605
#*	LionGold Corp., Ltd.	2,818,000	90,264
	Low Keng Huat Singapore, Ltd.	916,000	473,732
	Lum Chang Holdings, Ltd.	1,094,030	329,743
	M1, Ltd.	602,000	1,676,861
	Marco Polo Marine, Ltd.	963,000	267,675
	mDR, Ltd.	3,997,000	18,799
*	Mercator Lines Singapore, Ltd.	555,000	33,380
#	Mermaid Maritime PCL	1,615,000	467,950
#	Metro Holdings, Ltd.	2,085,792	1,471,952
	Mewah International, Inc.	1,183,000	351,672
#	Midas Holdings, Ltd.	8,177,000	2,113,335
#	Nam Cheong Ltd	7,126,740	2,426,114
	New Toyo International Holdings, Ltd.	1,624,000	356,582
	NSL, Ltd.	422,000	536,566
*	Oceanus Group, Ltd.	10,711,000	126,195
	OSIM International, Ltd.	1,689,000	3,480,626
#	Otto Marine, Ltd.	10,983,500	584,096
#	OUE Hospitality Trust	310,500	221,497
#	OUE, Ltd.	1,863,000	3,109,120
#*	Oxley Holdings, Ltd.	1,037,000	454,024
#	Pan-United Corp., Ltd.	2,006,000	1,509,051
	PEC, Ltd.	47,000	19,521
	Penguin International, Ltd.	1,437,000	265,283
#	Petra Foods, Ltd.	804,000	2,540,839

	Popular Holdings, Ltd.	2,763,650	$530,397
	QAF, Ltd.	1,244,080	943,571
#*	Raffles Education Corp., Ltd.	4,299,710	1,093,836
#	Raffles Medical Group, Ltd.	586,437	1,769,955
#	Rickmers Maritime	888,000	208,562
#	Rotary Engineering, Ltd.	1,463,600	721,532
	Roxy-Pacific Holdings, Ltd.	297,500	134,071
*	S I2I, Ltd.	12,662,000	59,553
	San Teh, Ltd.	713,087	166,094
	SBS Transit, Ltd.	953,500	1,273,041
#	See Hup Seng, Ltd.	2,372,000	549,662
	Sheng Siong Group, Ltd.	1,506,000	784,473
	Sim Lian Group, Ltd.	2,281,855	1,573,362
	Sinarmas Land, Ltd.	5,838,000	3,082,535
#	Sing Holdings, Ltd.	1,134,000	306,176
	Sing Investments & Finance, Ltd.	297,675	310,286
	Singapore Post, Ltd.	6,765,120	9,513,317
	Singapore Reinsurance Corp., Ltd.	1,514,530	347,099
	Singapore Shipping Corp., Ltd.	1,689,000	343,963
	Singapura Finance, Ltd.	174,062	210,724
#*	Sino Grandness Food Industry Group, Ltd.	2,157,000	1,124,406
#	SMRT Corp., Ltd.	2,379,000	2,887,416
	Stamford Land Corp., Ltd.	3,282,000	1,463,123
	Straco Corp., Ltd.	130,000	75,277
	Sunningdale Tech, Ltd.	3,657,000	572,954
#*	SunVic Chemical Holdings, Ltd.	2,038,000	917,134
#	Super Group, Ltd.	2,520,000	2,521,252
#	Swiber Holdings, Ltd.	3,974,000	1,414,852
#	Swissco Holdings, Ltd.	649,500	518,128
#	Tat Hong Holdings, Ltd.	2,072,800	1,282,385
	Thakral Corp., Ltd.	5,601,000	114,154
	Tiong Woon Corp. Holding, Ltd.	2,152,250	539,756
#	Triyards holdings, Ltd.	348,900	203,570
#*	TT International, Ltd.	673,000	84,891
#	Tuan Sing Holdings, Ltd.	4,139,583	1,460,383
#	UMS Holdings, Ltd.	1,889,000	843,918
#	United Engineers, Ltd.	2,803,028	6,210,914
	United Envirotech, Ltd.	2,383,000	2,529,473
	United Overseas Insurance, Ltd.	187,250	687,815
#	UOB-Kay Hian Holdings, Ltd.	1,876,435	2,329,618
#	UPP Holdings, Ltd.	3,060,000	646,105
#*	Vard Holdings, Ltd.	4,053,000	2,693,950
	Venture Corp., Ltd.	1,669,000	9,950,507
	Vibrant Group, Ltd.	9,159,901	746,758
	Vicom, Ltd.	120,000	566,540
	Wee Hur Holdings, Ltd.	2,749,000	818,395
	Wheelock Properties Singapore, Ltd.	1,210,000	1,708,585
	Wing Tai Holdings, Ltd.	2,843,567	3,930,549
	Yeo Hiap Seng, Ltd.	223,731	339,842
	YHI International, Ltd.	1,174,000	220,653

# Yongnam Holdings, Ltd.	8,173,000	$1,266,254
TOTAL SINGAPORE		174,582,361

TOTAL COMMON STOCKS		1,392,590,066

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Arrium, Ltd.	9,239,983	—
* Centrebet International, Ltd. Litigation Rights	81,336	—
#* Elders, Ltd. Rights 10/07/14	851,953	18,648
* Elemental Minerals, Ltd. Rights	23,038	—
TOTAL AUSTRALIA		18,648

HONG KONG — (0.0%)
* Integrated Waste Solutions Rights 10/17/14	2,000,000	24,469
SINGAPORE — (0.0%)
* Global Yellow Pages, Ltd. Warrant 06/25/19	448,500	1,758
TOTAL RIGHTS/WARRANTS		44,875

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (20.2%)
§@ DFA Short Term Investment Fund	30,478,954	352,641,495
TOTAL INVESTMENTS — (100.0%) (Cost $1,762,391,864)^^		$1,745,276,436

Summary of the Series' investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$729,321,241	—	$729,321,241
China	—	4,323,705	—	4,323,705
Hong Kong	$1,099,683	358,906,303	—	360,005,986
New Zealand	—	124,356,773	—	124,356,773
Singapore	2,032,501	172,549,860	—	174,582,361
Rights/Warrants
Australia	—	18,648	—	18,648
Hong Kong	—	24,469	—	24,469
Singapore	—	1,758	—	1,758
Securities Lending Collateral	—	352,641,495	—	352,641,495
TOTAL	$3,132,184	$1,742,144,252	—	$1,745,276,436

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (89.2%)
AUSTRIA — (2.0%)
*	A-TEC Industries AG	21,828	$—
	Agrana Beteiligungs AG	17,354	1,750,566
	AMAG Austria Metall AG	2,949	94,258
	Atrium European Real Estate, Ltd.	614,001	3,190,518
	Austria Technologie & Systemtechnik AG	110,465	1,274,233
	BKS Bank AG	3,120	67,471
*	BUWOG AG	768	15,182
	CA Immobilien Anlagen AG	163,483	3,255,283
#	Conwert Immobilien Invest SE	186,522	2,125,081
	DO & CO AG	22,781	1,482,250
	EVN AG	164,083	2,098,992
	Flughafen Wien AG	48,018	4,008,525
	Frauenthal Holding AG	4,212	55,385
	IMMOFINANZ AG	15,360	43,456
	Josef Manner & Co. AG	870	53,384
#*	Kapsch TrafficCom AG	26,900	779,539
#	Lenzing AG	51,434	3,178,089
	Mayr Melnhof Karton AG	45,831	4,859,951
	Oberbank AG	37,973	2,407,572
	Oesterreichische Post AG	160,176	7,678,398
	Palfinger AG	58,212	1,838,992
	POLYTEC Holding AG	83,703	673,513
	RHI AG	113,647	3,127,948
#	Rosenbauer International AG	17,375	1,536,734
	S IMMO AG	289,910	2,255,446
	Schoeller-Bleckmann Oilfield Equipment AG	53,715	5,236,007
	Semperit AG Holding	52,332	2,413,326
#	Strabag SE	102,680	2,419,319
	UNIQA Insurance Group AG	417,996	4,769,580
#	Wienerberger AG	567,902	7,311,752
*	Wolford AG	11,252	318,707
#	Zumtobel AG	161,140	3,013,186
TOTAL AUSTRIA			73,332,643

BELGIUM — (3.0%)
*	Ablynx NV	266,665	2,835,901
	Ackermans & van Haaren NV	120,016	14,825,211
*	AGFA-Gevaert NV	953,695	2,511,191
	Arseus NV	122,601	5,931,661
#	Atenor Group	6,182	287,679
	Banque Nationale de Belgique	970	4,189,604
#	Barco NV	60,296	4,357,784
#	Cie d'Entreprises CFE	41,428	4,272,849
	Cie Immobiliere de Belgique SA	13,603	749,259
	Cie Maritime Belge SA	66,098	1,376,396
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	319,644
	D'ieteren SA	129,060	5,003,580
	Deceuninck NV	364,236	1,047,920
#	Econocom Group	304,215	2,745,583
	Elia System Operator SA	137,977	6,626,682
#*	Euronav NV	159,003	1,800,963

#	EVS Broadcast Equipment SA	60,843	$2,119,766
	Exmar NV	163,074	2,507,790
*	Floridienne SA	868	79,535
#	Gimv NV	14,723	696,023
*	Hamon & CIE SA	4,508	55,559
*	Ion Beam Applications	98,452	1,727,199
#	Jensen-Group NV	13,482	260,243
	Kinepolis Group NV	97,910	3,759,771
#	Lotus Bakeries	1,372	1,608,671
#*	MDxHealth	135,363	686,490
	Melexis NV	99,217	4,521,769
*	Mobistar SA	110,435	2,058,525
#	NV Bekaert SA	190,167	6,335,539
#*	Nyrstar NV	1,621,915	4,954,095
#*	Option NV	131,335	48,776
*	Picanol	29,777	997,303
*	RealDolmen NV	120	6
*	RealDolmen NV/SA	8,137	207,812
	Recticel SA	107,762	832,693
*	Rentabiliweb Group	18,045	159,303
#	Resilux	4,724	626,652
*	RHJ International SA	153,089	755,468
*	Roularta Media Group NV	10,263	159,931
*	Sapec	2,832	132,503
	Sioen Industries NV	52,140	771,685
	Sipef SA	30,617	2,031,109
	TER Beke SA	2,260	173,139
*	Tessenderlo Chemie NV	134,891	3,713,965
#*	ThromboGenics NV	164,549	1,533,289
	Van de Velde NV	37,238	1,807,158
*	Viohalco SA	603,593	2,539,259
TOTAL BELGIUM			106,742,933

DENMARK — (4.6%)
	ALK-Abello A.S.	29,336	3,538,038
*	Alm Brand A.S.	484,611	2,774,148
#	Ambu A.S. Class B	29,756	2,142,149
	Arkil Holding A.S. Class B	504	70,501
*	Atlantic Petroleum P/F	4,328	52,872
*	Auriga Industries A.S. Class B	96,829	5,022,305
#*	Bang & Olufsen A.S.	173,002	1,664,902
	BankNordik P/F	1,753	33,868
*	Bavarian Nordic A.S.	115,443	2,217,967
*	BoConcept Holding A.S. Class B	5,365	85,281
	Brodrene Hartmann A.S.	13,977	411,043
#	D/S Norden A.S.	110,869	2,839,023
	Dfds A.S.	21,465	1,685,924
	Djurslands Bank A.S.	8,970	296,718
	East Asiatic Co., Ltd. A.S.	55,571	581,253
	FE Bording A.S.	426	68,282
#	FLSmidth & Co. A.S.	225,806	10,768,648
	Fluegger A.S. Class B	4,198	270,378
*	Genmab A.S.	186,552	7,877,755

	GN Store Nord A.S.	772,340	$17,001,395
*	GPV Industri A.S. Series B	2,200	—
*	Greentech Energy Systems A.S.	12,775	21,537
	Gronlandsbanken AB	1,125	120,901
	H Lundbeck A.S.	76,174	1,697,617
*	H+H International A.S. Class B	32,853	236,691
	Harboes Bryggeri A.S. Class B	13,115	203,033
	IC Companys A.S.	35,278	963,155
#	Jeudan A.S.	4,800	461,922
*	Jyske Bank A.S.	278,519	15,019,248
	Lan & Spar Bank	5,150	322,986
	NKT Holding A.S.	110,421	6,074,349
	Nordjyske Bank A.S.	17,600	372,982
	Norresundby Bank A.S.	7,350	330,686
	Pandora A.S.	726	56,684
*	Parken Sport & Entertainment A.S.	33,556	395,603
	PER Aarsleff A.S. Class B	8,572	1,411,090
#	Ringkjoebing Landbobank A.S.	19,896	3,855,811
	Roblon A.S. Class B	2,700	126,932
	Rockwool International A.S. Class B	30,614	4,424,260
*	Royal UNIBREW	45,850	7,615,240
	RTX A.S.	5,142	43,017
	Schouw & Co.	74,017	3,024,984
	SimCorp A.S.	194,860	5,716,930
	Solar A.S. Class B	27,205	1,354,434
	Spar Nord Bank A.S.	352,611	3,555,502
*	Sydbank A.S.	317,330	9,657,789
	Tivoli A.S.	969	496,769
*	TK Development A.S.	374,839	532,790
*	Topdanmark A.S.	507,925	15,368,692
*	Topsil Semiconductor Matls	886,257	73,315
#*	Torm A.S.	694,424	58,095
	United International Enterprises	9,496	1,839,802
*	Vestas Wind Systems A.S.	533,999	20,819,362
*	Vestjysk Bank A.S.	53,413	110,293
*	Zealand Pharma A.S.	39,325	459,064
TOTAL DENMARK			166,224,015

FINLAND — (6.1%)
	Afarak Group Oyj	345,858	118,261
	Ahlstrom Oyj	48,381	452,614
#	Aktia Bank Oyj	47,548	587,675
	Alma Media Oyj	277,852	1,083,654
#	Amer Sports Oyj	566,687	11,347,600
	Apetit Oyj	19,402	405,193
	Aspo Oyj	83,365	680,010
	Atria P.L.C.	37,273	327,239
	Bank of Aland P.L.C. Class B	22,078	267,967
	BasWare Oyj	42,915	2,123,910
*	Biotie Therapies Oyj	955,389	260,538
#	Cargotec Oyj	167,673	5,582,123
	Caverion Corp.	486,401	3,711,500
	Citycon Oyj	1,345,638	4,486,775

	Comptel Oyj	337,600	$269,901
	Cramo Oyj	148,755	2,099,008
	Digia P.L.C.	48,912	191,659
	Elektrobit Oyj	265,750	973,088
	Elisa Oyj	702,558	18,611,756
	F-Secure Oyj	471,472	1,479,065
*	Finnair Oyj	427,233	1,346,260
*	Finnlines Oyj	124,906	2,378,245
	Fiskars Oyj Abp	196,766	5,041,855
*	GeoSentric Oyj	244,900	—
	HKScan Oyj Class A	127,827	543,970
	Huhtamaki Oyj	452,365	12,387,676
	Ilkka-Yhtyma Oyj	61,503	166,819
	Kemira Oyj	472,368	6,214,551
	Kesko Oyj Class B	315,046	11,245,051
#	Konecranes Oyj	245,559	6,585,544
#	Lassila & Tikanoja Oyj	160,510	2,708,099
#*	Lemminkainen Oyj	31,119	467,663
	Metsa Board Oyj	1,549,706	6,874,463
	Metso Oyj	499,824	17,707,498
	Munksjo Oyj	24,345	226,080
#	Neste Oil Oyj	609,759	12,548,992
	Okmetic Oyj	61,386	383,139
#	Olvi Oyj Class A	70,665	2,134,363
*	Oriola-KD Oyj Class A	5,045	15,325
*	Oriola-KD Oyj Class B	507,715	1,511,586
	Orion Oyj Class A	130,940	5,093,263
	Orion Oyj Class B	401,178	15,664,266
#*	Outokumpu Oyj	841,911	5,834,839
#	Outotec Oyj	697,608	5,278,116
	PKC Group Oyj	109,715	2,220,976
	Ponsse Oy	31,710	479,943
#*	Poyry Oyj	194,637	807,761
	Raisio P.L.C. Class V	541,284	2,604,661
	Ramirent Oyj	324,161	2,543,301
	Rapala VMC Oyj	113,258	760,088
	Revenio Group Oyj	9,732	187,571
	Saga Furs Oyj	11,324	392,626
#	Sanoma Oyj	355,701	2,237,456
	SRV Group P.L.C.	9,181	42,496
	Stockmann Oyj Abp(5462371)	43,914	479,511
#	Stockmann Oyj Abp(5462393)	139,051	1,513,092
	Technopolis Oyj	421,257	2,133,809
	Teleste Oyj	53,559	337,833
	Tieto Oyj	305,721	7,702,634
	Tikkurila Oyj	175,018	3,644,065
	Uponor Oyj	249,785	3,357,337
#	Vacon Oyj	94,389	4,013,025
	Vaisala Oyj Class A	42,946	1,133,044
	Viking Line Abp	10,366	203,653

#	YIT Oyj	500,865	$3,847,101
TOTAL FINLAND			218,059,182

FRANCE — (10.6%)
	ABC Arbitrage	23,342	137,678
	Actia Group	5,441	33,926
#*	Air France-KLM	722,730	6,767,875
#	Akka Technologies SA	35,352	1,195,943
	ALBIOMA	97,935	2,401,641
*	Alcatel-Lucent	1,635,580	5,044,625
	Altamir	81,618	1,174,361
	Alten SA	99,328	4,257,559
	Altran Technologies SA	689,567	7,113,848
	April	76,998	1,542,106
#*	Archos	58,080	196,290
	Arkema SA	48,192	3,229,316
	Assystem	65,144	1,370,859
	Aubay	14,225	174,949
	Audika Groupe	22,298	326,461
	Aurea SA	2,850	19,297
#	Axway Software SA	29,721	727,444
	Bastide le Confort Medical	1,571	29,345
#*	Beneteau SA	184,191	2,943,681
#	Bigben Interactive	36,286	263,032
	BioMerieux	48,104	4,980,873
	Boiron SA	30,692	2,564,723
	Bonduelle S.C.A.	77,754	1,988,696
	Bongrain SA	34,266	2,511,917
	Burelle SA	3,866	2,876,594
#	Catering International Services	2,404	59,745
*	Cegedim SA	20,694	651,881
	Cegid Group	23,381	874,005
#*	CGG SA	455,425	4,149,471
#*	Chargeurs SA	85,189	567,878
*	Cie des Alpes	22,959	458,586
	Cie Industrielle et Financiere D'Entreprises	1,200	88,274
*	Club Mediterranee SA	107,104	3,050,491
	Derichebourg SA	548,515	1,450,403
#	Devoteam SA	27,431	562,739
	Eiffage SA	115,753	6,452,892
	Electricite de Strasbourg SA	21,886	3,014,442
#*	Eramet	11,047	1,163,404
#*	Esso SA Francaise	11,770	510,037
*	Etablissements Maurel et Prom	419,398	5,901,702
	Euler Hermes Group	49,555	5,289,328
#*	Euro Disney SCA	61,062	266,720
	Eurofins Scientific SE	37,279	9,645,277
#	Exel Industries Class A	10,680	679,661
	Faiveley Transport SA	35,342	2,253,766
	Faurecia	267,798	8,551,408
	Fimalac	31,490	2,291,027
#	Fleury Michon SA	6,164	374,739
#*	GameLoft SE	315,552	2,097,650

	Gaumont SA	13,980	$711,250
	GEA	2,433	217,545
#*	GECI International	59,392	—
	Gevelot SA	3,584	488,142
	GL Events	48,302	911,550
#	Groupe Crit	24,255	1,312,871
	Groupe Eurotunnel SA	500,972	6,119,619
#	Groupe Flo	35,997	127,464
*	Groupe Fnac	16,446	611,181
#	Groupe Gorge	16,780	423,778
*	Groupe Open	27,590	342,556
	Guerbet	27,183	1,402,029
	Haulotte Group SA	65,672	1,023,455
	Havas SA	1,237,953	9,563,005
#*	Hi-Media SA	243,923	800,203
#	Ingenico	171,744	17,539,333
	Interparfums SA	38,693	996,031
	Ipsen SA	148,678	7,310,615
	IPSOS	159,746	4,075,444
	Jacquet Metal Service	60,756	1,191,079
	Korian-Medica	167,561	6,324,921
	Lagardere SCA	512,339	13,710,218
	Lanson-BCC	9,093	421,438
	Laurent-Perrier	12,792	1,089,975
*	Le Noble Age	2,934	72,341
	Lectra	96,619	988,830
	Linedata Services	1,714	45,017
	LISI	86,765	2,521,011
	Maisons France Confort SA	15,817	581,532
*	Manitou BF SA	48,911	774,061
	Manutan International	14,553	743,390
*	Mauna Kea Technologies	12,360	93,297
	Mersen	72,883	1,783,852
	Metropole Television SA	236,930	3,828,407
	MGI Coutier	39,150	551,537
	Montupet	32,528	2,109,313
	Mr Bricolage	30,731	563,163
#	Naturex	30,079	1,995,378
#	Neopost SA	167,752	12,338,340
#*	Nexans SA	139,042	5,230,614
	Nexity SA	115,267	4,255,977
	NextRadioTV	14,146	404,022
	Norbert Dentressangle SA	20,989	3,027,032
*	NRJ Group	72,524	603,437
#*	Onxeo	40,495	377,909
#*	Orco Property Group SA	167,788	86,579
#	Orpea	158,921	9,874,668
#	Paris Orleans SA	3,127	69,055
*	Parrot SA	38,572	839,319
*	Peugeot SA	906,390	11,597,894
*	Pierre & Vacances SA	26,355	808,871
	Plastic Omnium SA	324,906	7,757,916
	PSB Industries SA	8,438	435,973

	Rallye SA	106,948	$4,671,703
#*	Recylex SA	83,164	243,464
	Robertet SA	3,167	655,705
#	Rubis SCA	163,654	9,427,277
	Saft Groupe SA	134,040	4,570,108
	Samse SA	8,342	1,158,813
	Sartorius Stedim Biotech	11,029	1,841,376
	SEB SA	86,964	6,557,836
	Seche Environnement SA	9,167	263,771
*	Securidev SA	2,500	121,686
#*	Sequana SA	88,039	320,331
	Societe d'Edition de Canal +	272,836	2,037,218
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,653,251
#	Societe Internationale de Plantations d'Heveas SA	7,778	343,898
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	131,161
	Societe pour l'Informatique Industrielle	40,908	362,099
	Societe Television Francaise 1	567,362	7,645,708
#*	SOITEC	1,185,978	3,259,704
*	Solocal Group	3,535,700	2,505,251
#	Somfy SA	21,738	6,859,641
	Sopra Group SA	57,034	5,169,852
#*	Spir Communication SA	4,687	76,906
	Stallergenes SA	1,730	116,465
#*	Ste Industrielle d'Aviation Latecoere SA	37,780	526,498
#	Stef SA	29,121	1,899,491
#*	Store Electronic	12,202	207,038
	Sword Group	30,562	718,955
	Synergie SA	72,705	1,687,244
*	Technicolor SA	1,190,013	7,762,428
	Teleperformance	275,593	17,044,962
	Tessi SA	7,038	766,070
	TFF Group	5,013	392,402
*	Theolia SA	281,335	317,684
	Thermador Groupe	11,363	1,079,962
	Total Gabon	1,324	640,017
	Touax SA	4,773	95,729
*	Trigano SA	44,946	1,025,508
*	UBISOFT Entertainment	459,542	7,536,075
	Union Financiere de France BQE SA	16,679	459,799
#*	Valneva SE	125,455	841,133
	Vetoquinol SA	10,580	481,561
	Vicat	59,033	3,822,088
	VIEL & Cie SA	158,130	385,564
#	Vilmorin & Cie SA	22,738	2,430,063
	Virbac SA	17,778	3,738,920
	VM Materiaux SA	6,914	219,006
	Vranken-Pommery Monopole SA	18,881	619,493
TOTAL FRANCE			381,041,916

GERMANY — (13.1%)
*	AAP Implantate AG	1,361	4,393
	Aareal Bank AG	423,110	18,293,380
	Adler Modemaerkte AG	37,209	579,564

*	ADVA Optical Networking SE	189,709	$696,232
#*	Air Berlin P.L.C.	167,708	270,948
#*	Aixtron SE	409,853	6,208,283
*	Aligna AG	318,087	—
	All for One Steeb AG	252	9,627
	Allgeier SE	26,582	521,363
	Amadeus Fire AG	25,846	1,803,837
*	Analytik Jena AG	5,992	103,776
*	AS Creation Tapeten	7,109	244,990
	Aurubis AG	155,392	7,654,817
#	Balda AG	127,634	486,272
	Basler AG	1,494	77,649
#*	Bauer AG	49,656	852,085
	BayWa AG(5838057)	60,753	2,611,963
	BayWa AG(5838068)	124	5,527
	Bechtle AG	75,407	5,754,086
	Bertrandt AG	24,357	3,107,997
	Bijou Brigitte AG	19,384	1,344,591
#	Bilfinger SE	75,691	4,784,102
	Biotest AG	20,784	2,049,604
*	BKN International AG	33,408	—
	Borussia Dortmund GmbH & Co. KGaA(4627193)	288,187	1,622,141
*	Borussia Dortmund GmbH & Co. KGaA(BQ8P020)	99,740	549,258
#	CANCOM SE	77,099	2,970,335
	Carl Zeiss Meditec AG	114,582	3,325,101
	CAT Oil AG	105,356	1,996,610
	Celesio AG	212,397	7,051,902
	CENIT AG	37,908	554,949
	CENTROTEC Sustainable AG	43,285	830,458
	Cewe Stiftung & Co. KGAA	25,651	1,691,036
	Comdirect Bank AG	179,407	1,851,108
	CompuGroup Medical AG	68,082	1,629,290
*	Constantin Medien AG	351,622	563,926
	CropEnergies AG	111,540	627,187
	CTS Eventim AG & Co., KGaA	212,200	5,979,757
#	DAB Bank AG	130,043	787,057
	Data Modul AG	11,455	277,700
	DEAG Deutsche Entertainment AG	3,177	23,817
#	Delticom AG	25,992	567,660
*	Deufol SE	57,837	61,296
	Deutsche Beteiligungs AG	29,148	789,169
	Deutsche Wohnen AG	1,025,155	21,833,834
	Deutz AG	440,031	2,320,356
*	Dialog Semiconductor P.L.C.	310,004	8,655,590
	DIC Asset AG	13,115	110,292
	DMG MORI SEIKI AG	308,295	8,658,944
#	Dr Hoenle AG	21,610	462,560
	Draegerwerk AG & Co. KGaA	6,384	514,691
	Drillisch AG	228,312	7,651,284
	Duerr AG	122,278	8,873,553
	Eckert & Ziegler AG	17,884	507,672
	Elmos Semiconductor AG	49,157	923,098
	ElringKlinger AG	151,212	4,455,745

	Erlus AG	2,970	$176,255
#*	Euromicron AG	33,718	566,118
#*	Evotec AG	1,140,613	4,437,050
	Fielmann AG	73,766	4,519,614
*	First Sensor AG	19,888	274,260
	Francotyp-Postalia Holding AG Class A	53,729	284,228
	Freenet AG	631,104	16,363,940
	Fuchs Petrolub SE	174,928	6,314,953
*	GAGFAH SA	281,532	5,233,605
	Gerresheimer AG	154,331	9,983,989
	Gerry Weber International AG	106,724	4,202,927
	Gesco AG	14,980	1,294,897
	GFK SE	72,504	3,143,674
	GFT Technologies AG	80,448	1,154,175
	Grammer AG	62,474	2,404,418
	Grenkeleasing AG	32,703	3,204,028
#*	H&R AG	50,783	440,021
#	Hamburger Hafen und Logistik AG	86,399	2,053,002
*	Hansa Group AG	115,149	53,812
#	Hawesko Holding AG	20,064	986,063
#*	Heidelberger Druckmaschinen AG	1,287,790	3,584,928
	Highlight Communications AG	98,062	406,235
	Homag Group AG	28,046	959,153
	Hornbach Baumarkt AG	1,537	58,062
	Indus Holding AG	109,925	5,328,774
#	Init Innovation In Traffic Systems AG	16,841	459,761
#*	Intershop Communications AG	62,598	93,829
	Isra Vision AG	15,060	919,905
	Jenoptik AG	223,167	2,495,567
*	Joyou AG	18,024	258,962
	K+S AG	46,883	1,322,546
*	Kampa AG	7,101	242
*	Kloeckner & Co. SE	520,355	7,130,275
*	Koenig & Bauer AG	27,098	379,418
*	Kontron AG	247,150	1,544,609
	Krones AG	72,618	6,297,985
	KSB AG	3,584	2,073,591
#	KUKA AG	134,810	8,130,755
#	KWS Saat AG	16,490	5,807,305
	Leifheit AG	12,500	649,877
	Leoni AG	160,708	8,722,750
#	LPKF Laser & Electronics AG	116,440	2,032,514
#*	Manz AG	14,014	1,292,109
*	MasterFlex SE	19,347	170,047
*	Mediclin AG	119,554	559,816
#*	Medigene AG	30,647	152,556
	MLP AG	216,957	1,207,126
#	Mobotix AG	13,963	157,864
*	Morphosys AG	1,746	170,343
	MTU Aero Engines AG	239,384	20,366,413
#	Muehlbauer Holding AG	14,905	340,230
	MVV Energie AG	110,467	3,331,135
	Nemetschek AG	25,847	2,488,710

	Nexus AG	42,453	$639,587
*	Nordex SE	283,389	5,176,001
	Norma Group SE	155,621	6,485,105
	OHB AG	35,659	893,447
*	Osram Licht AG	146,342	5,429,534
*	Patrizia Immobilien AG	189,491	2,537,094
	Pfeiffer Vacuum Technology AG	49,303	4,142,862
#	PNE Wind AG	380,000	1,165,093
	Progress-Werk Oberkirch AG	7,828	415,538
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	413,751
#	Puma SE	8,736	2,020,641
*	PVA TePla AG	46,019	131,060
*	QIAGEN NV	223,848	5,071,270
#	QSC AG	484,191	1,361,329
#	R Stahl AG	15,459	775,309
	Rational AG	11,940	3,548,884
	Rheinmetall AG	195,657	9,360,718
	Rhoen Klinikum AG	500,406	15,146,044
	RIB Software AG	79,686	1,088,120
	SAF-Holland SA	237,640	2,917,160
	Salzgitter AG	192,504	6,604,623
	Schaltbau Holding AG	25,809	1,543,486
#	Sektkellerei Schloss Wachenheim AG	7,479	134,841
*	SER Systems AG	9,400	—
#*	SGL Carbon SE	229,387	4,730,631
	SHW AG	17,707	746,925
#*	Singulus Technologies AG	241,327	331,097
	Sinner AG	1,089	18,421
	Sixt SE	81,198	2,602,425
#*	SKW Stahl-Metallurgie Holding AG	28,224	175,996
#*	SMA Solar Technology AG	54,199	1,423,703
#	SMT Scharf AG	18,717	402,703
#	Softing AG	18,242	335,049
	Software AG	318,618	7,860,821
#*	Solarworld AG	774	12,494
	Stada Arzneimittel AG	298,237	11,814,448
	STRATEC Biomedical AG	13,605	705,386
	Stroeer Media AG	114,489	2,517,295
#	Suedzucker AG	248,959	3,890,333
#	Surteco SE	3,550	114,516
#*	Suss Microtec AG	92,598	556,179
	Symrise AG	114,117	6,061,833
	Syzygy AG	30,656	233,483
#	TAG Immobilien AG	455,809	5,153,106
	Takkt AG	126,507	2,155,223
	Technotrans AG	29,535	295,054
	Telegate AG	23,076	120,825
#	Tipp24 SE	30,567	1,152,563
*	Tom Tailor Holding AG	93,383	1,632,763
	Tomorrow Focus AG	118,269	535,239
*	TUI AG	850,420	12,664,147
	UMS United Medical Systems International AG	3,304	41,292

	USU Software AG	3,377	$56,573
*	VBH Holding AG	9,415	31,881
*	VERBIO Vereinigte BioEnergie AG	796	1,705
#	Vossloh AG	39,352	2,663,421
	VTG AG	50,521	944,167
	Wacker Chemie AG	12,207	1,470,344
	Wacker Neuson SE	89,831	1,710,863
	Washtec AG	5,625	89,353
	Wincor Nixdorf AG	143,454	7,336,441
	XING AG	11,211	1,191,438
TOTAL GERMANY			472,948,516

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—
*	Alysida SA	2,376	—
*	Atlantic Supermarkets SA	34,730	—
*	Babis Vovos International Construction SA	21,073	—
*	Balafas SA	15,200	—
*	Bank of Cyprus PCL	4,342,301	—
*	Elektroniki Athinon SA	7,497	852
*	Etma Rayon SA	11,242	—
*	Informatics SA	3,778	—
*	Ipirotiki Software & Publications SA	22,110	—
*	Lan-Net SA	12,688	—
*	Neorion Holdings SA	14,991	—
*	Promota Hellas SA	8,860	—
*	T Bank SA	228,007	—
*	Themeliodomi SA	37,422	—
TOTAL GREECE			852

IRELAND — (2.0%)
	Aer Lingus Group P.L.C.	752,359	1,345,459
	C&C Group P.L.C.(B010DT8)	399,607	2,126,302
	C&C Group P.L.C.(B011Y09)	1,096,205	5,824,305
	Dragon Oil P.L.C.	953,523	9,504,470
	FBD Holdings P.L.C.	125,728	2,352,151
	Glanbia P.L.C.(0066950)	700,613	10,097,996
	Glanbia P.L.C.(4058629)	86,722	1,252,360
	IFG Group P.L.C.	312,257	621,670
*	Independent News & Media P.L.C.	592,392	111,147
	Irish Continental Group P.L.C.(BLP5857)	333,403	1,160,164
	Irish Continental Group P.L.C.(BLP59W1)	234,200	846,587
*	Kenmare Resources P.L.C.	4,546,361	741,438
	Kingspan Group P.L.C.	600,070	9,541,763
	Paddy Power P.L.C.(0258810)	175,221	12,618,533
	Paddy Power P.L.C.(4828974)	12,708	915,650
	Smurfit Kappa Group P.L.C.	564,905	12,347,240
TOTAL IRELAND			71,407,235

ISRAEL — (2.4%)
#*	Africa Israel Investments, Ltd.	624,375	1,081,899
	Africa Israel Properties, Ltd.	63,473	1,058,687

	Africa Israel Residences, Ltd.	594	$9,230
*	Airport City, Ltd.	160,481	1,621,810
*	AL-ROV Israel, Ltd.	18,725	603,697
	Albaad Massuot Yitzhak, Ltd.	370	6,008
*	Allot Communications, Ltd.	83,326	939,929
#*	Alon Blue Square Israel, Ltd.	76,012	227,238
*	Alrov Properties and Lodgings, Ltd.	12,098	265,845
	Amot Investments, Ltd.	360,379	1,183,189
	Arad, Ltd.	1,053	8,436
#*	AudioCodes, Ltd.	169,225	810,085
#	Avgol Industries 1953, Ltd.	420,938	364,754
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	310,740
	Babylon, Ltd.	61,961	37,254
	Bayside Land Corp.	2,734	766,622
	Big Shopping Centers 2004, Ltd.	9,475	402,507
*	BioLine RX, Ltd.	596,298	93,808
	Blue Square Real Estate, Ltd.	5,096	189,792
#*	Brainsway, Ltd.	40,895	436,199
#	Cellcom Israel, Ltd.	248,839	2,750,286
*	Ceragon Networks, Ltd.	90,778	225,200
#*	Clal Biotechnology Industries, Ltd.	174,162	193,248
*	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,503,929
*	Cohen Development & Industrial Buildings, Ltd.	2,564	91,881
#*	Compugen, Ltd.	154,700	1,353,019
	Delek Automotive Systems, Ltd.	145,079	1,574,762
	Delta-Galil Industries, Ltd.	47,407	1,377,461
#	Direct Insurance Financial Investments, Ltd.	47,508	290,327
*	El Al Israel Airlines	77,144	11,448
	Elbit Systems, Ltd.	75,608	4,688,352
*	Electra Real Estate, Ltd.	6,881	13,287
	Electra, Ltd.	8,082	1,133,581
#	Elron Electronic Industries, Ltd.	62,094	293,968
*	Equital, Ltd.	3,197	58,266
#*	Evogene, Ltd.	61,494	788,400
#*	EZchip Semiconductor, Ltd.	131,015	3,160,170
	First International Bank Of Israel, Ltd.	98,118	1,499,503
	FMS Enterprises Migun, Ltd.	10,227	154,192
	Formula Systems 1985, Ltd.	38,789	1,019,400
	Fox Wizel, Ltd.	17,805	449,702
	Frutarom Industries, Ltd.	174,875	4,437,439
#*	Gilat Satellite Networks, Ltd.	108,541	529,016
	Golf & Co., Ltd.	74,605	249,309
#*	Hadera Paper, Ltd.	10,176	390,966
	Harel Insurance Investments & Financial Services, Ltd.	476,409	2,575,232
#	Industrial Buildings Corp.	368,990	657,022
*	Israel Discount Bank, Ltd. Class A	2,805,708	4,826,600
	Israel Land Development Co., Ltd. (The)	22,310	103,917
	Ituran Location and Control, Ltd.	87,477	1,838,476
*	Jerusalem Oil Exploration	42,047	1,812,096
*	Kamada, Ltd.	123,192	555,939
	Kerur Holdings, Ltd.	2,133	37,934
	Maabarot Products, Ltd.	21,999	265,122
	Magic Software Enterprises, Ltd.	87,066	599,471

	Matrix IT, Ltd.	182,457	$985,635
	Maytronics, Ltd.	6,672	14,078
#*	Mazor Robotics, Ltd.	161,210	941,239
	Meitav DS Investments, Ltd.	38,130	141,427
	Melisron, Ltd.	52,829	1,421,055
	Menorah Mivtachim Holdings, Ltd.	120,564	1,373,582
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	1,773,429
#	Mivtach Shamir Holdings, Ltd.	23,312	690,052
*	Naphtha Israel Petroleum Corp., Ltd.	162,058	1,145,359
	Neto ME Holdings, Ltd.	5,411	271,691
#*	Nitsba Holdings 1995, Ltd.	129,055	2,108,287
*	Nova Measuring Instruments, Ltd.	109,989	1,190,987
*	Oil Refineries, Ltd.	4,941,609	1,806,211
	Ormat Industries	293,852	2,069,925
	Osem Investments, Ltd.	66,069	1,418,188
#*	Partner Communications Co., Ltd.	392,298	2,794,179
	Paz Oil Co., Ltd.	20,326	3,207,618
*	Perion Network, Ltd.	16,455	92,339
	Phoenix Holdings, Ltd. (The)	279,438	898,907
	Plasson Industries, Ltd.	13,941	561,168
*	Protalix BioTherapeutics, Inc.	10,875	26,037
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,668,972
*	Sapiens International Corp. NV	62,822	468,394
	Shikun & Binui, Ltd.	929,458	2,313,808
	Shufersal, Ltd.	381,641	1,076,366
*	Space Communication, Ltd.	17,611	251,981
	Strauss Group, Ltd.	128,977	2,379,160
*	Summit Real Estate Holdings, Ltd.	6,712	26,768
#*	Tower Semiconductor, Ltd.	136,803	1,391,978
*	Union Bank of Israel	130,630	539,340
TOTAL ISRAEL			86,974,810

ITALY — (8.8%)
#*	A.S. Roma SpA	303,609	262,215
	A2A SpA	4,407,721	4,357,299
	ACEA SpA	280,731	3,397,934
#*	Aeffe SpA	115,397	261,718
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,261,715
#	Alerion Cleanpower SpA	95,190	383,393
	Amplifon SpA	354,389	1,981,192
	Ansaldo STS SpA	534,917	6,028,926
#*	Arnoldo Mondadori Editore SpA	521,400	531,727
	Ascopiave SpA	324,195	735,684
#	Astaldi SpA	258,925	1,966,418
	Atlantia SpA	99,543	2,445,351
*	Autogrill SpA	513,424	4,028,744
	Azimut Holding SpA	526,953	13,265,074
#*	Banca Carige SpA	14,916,408	1,984,097
#	Banca Finnat Euramerica SpA	637,043	376,727
	Banca Generali SpA	251,146	6,617,165
	Banca IFIS SpA	102,347	2,020,624
*	Banca Monte dei Paschi di Siena SpA	3,737,938	4,893,094
*	Banca Popolare dell'Emilia Romagna SC	2,247,618	17,772,379

#*	Banca Popolare dell'Etruria e del Lazio	1,058,150	$867,024
*	Banca Popolare di Milano Scarl	19,119,736	15,316,359
#	Banca Popolare di Sondrio SCARL	1,774,489	7,610,853
#	Banca Profilo SpA	964,900	418,490
	Banco di Desio e della Brianza SpA	232,296	773,453
*	Banco Popolare SC	730,744	10,642,083
*	BasicNet SpA	128,628	351,552
#*	Beghelli SpA	403,187	216,852
	Biesse SpA	54,004	552,585
	Brembo SpA	162,145	5,297,034
#*	Brioschi Sviluppo Immobiliare SpA	174,780	23,847
#	Brunello Cucinelli SpA	68,381	1,418,455
	Buzzi Unicem SpA	320,417	4,356,118
	Cairo Communication SpA	113,404	794,971
*	Caltagirone Editore SpA	6,277	8,254
*	Carraro SpA	113,633	284,234
	Cembre SpA	40,330	535,449
	Cementir Holding SpA	336,239	2,002,445
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	2,081,484
	Credito Emiliano SpA	376,390	3,100,007
*	Credito Valtellinese Scarl	4,865,429	5,498,387
#	d'Amico International Shipping SA	491,250	255,098
	Danieli & C Officine Meccaniche SpA	58,967	1,516,025
	Datalogic SpA	98,605	1,022,852
	Davide Campari-Milano SpA	1,282,276	9,235,772
	De' Longhi	275,556	5,521,523
*	DeA Capital SpA	241,155	437,711
*	Delclima	238,104	455,426
	DiaSorin SpA	93,412	3,501,767
*	Ei Towers SpA	49,684	2,630,204
	El.En. SpA	4,602	133,351
	Elica SpA	4,665	9,416
	Engineering SpA	20,358	1,013,385
	ERG SpA	242,145	2,975,731
	Esprinet SpA	139,157	1,103,744
#*	Eurotech SpA	122,818	275,527
	Falck Renewables SpA	518,528	694,091
*	Finmeccanica SpA	1,840,364	17,809,047
	FNM SpA	463,179	373,750
	Gas Plus SpA	14,596	80,220
#*	Geox SpA	343,770	1,143,237
#*	Gruppo Editoriale L'Espresso SpA	670,242	860,860
#	Gruppo MutuiOnline SpA	51,809	324,418
#	GTECH SpA	241,887	5,724,765
	Hera SpA	2,996,036	7,928,036
*	IMMSI SpA	743,533	515,329
*	Indesit Co. SpA	185,473	2,495,833
	Industria Macchine Automatiche SpA	58,626	1,939,530
*	Intek Group SpA	1,654,192	802,810
	Interpump Group SpA	317,190	3,979,747
	Iren SpA	2,070,565	2,596,257
#	Italcementi SpA	613,942	3,920,388
	Italmobiliare SpA	46,873	1,510,569

#*	Juventus Football Club SpA	1,587,772	$457,905
	La Doria SpA	25,763	185,441
#*	Landi Renzo SpA	203,171	279,311
#*	Maire Tecnimont SpA	512,867	1,229,650
	MARR SpA	157,876	2,446,559
*	Mediaset SpA	2,332,032	8,889,367
	Nice SpA	43,840	161,113
#*	Piaggio & C SpA	762,035	2,048,390
#*	Prima Industrie SpA	12,247	232,140
	Prysmian SpA	880,059	16,283,599
#*	RCS MediaGroup SpA	264,605	356,511
	Recordati SpA	416,483	6,811,627
#*	Reno de Medici SpA	330,009	127,009
	Reply SpA	20,554	1,604,256
#*	Retelit SpA	410,894	355,334
*	Richard-Ginori 1735 SpA	8,489	—
#	Sabaf SpA	24,109	412,239
	SAES Getters SpA	30,068	244,435
#*	Safilo Group SpA	149,871	2,039,005
#*	Salini Impregilo SpA	213,891	805,275
#	Salvatore Ferragamo SpA	79,393	2,172,878
#*	Saras SpA	1,029,394	1,038,156
	Servizi Italia SpA	34,833	186,769
#*	Snai SpA	117,457	247,537
#	Societa Cattolica di Assicurazioni SCRL	197,763	3,442,001
	Societa Iniziative Autostradali e Servizi SpA	250,812	2,688,804
*	Sogefi SpA	220,168	799,261
	SOL SpA	166,511	1,304,831
*	Sorin SpA	1,238,274	3,025,990
	Tamburi Investment Partners SpA	37,478	112,444
#*	Telecom Italia Media SpA	20,639	31,489
#*	Tiscali SpA	4,911,522	313,289
#	Tod's SpA	38,928	3,839,828
#	Trevi Finanziaria Industriale SpA	154,707	1,094,831
#	TXT e-solutions SpA	15,342	157,524
*	Uni Land SpA	51,835	—
	Unione di Banche Italiane SCPA	755,026	6,310,434
	Unipol Gruppo Finanziario SpA	970,174	4,673,097
	UnipolSai SpA	1,958,300	5,512,655
	Vianini Lavori SpA	175,180	1,277,293
	Vittoria Assicurazioni SpA	121,346	1,470,610
*	World Duty Free SpA	492,715	5,615,862
#*	Yoox SpA	183,930	4,210,268
	Zignago Vetro SpA	147,723	1,004,655
TOTAL ITALY			315,007,503

NETHERLANDS — (5.3%)
	Aalberts Industries NV	507,343	13,135,291
#	Accell Group	111,594	1,840,324
*	AFC Ajax NV	18,134	229,776
#*	AMG Advanced Metallurgical Group NV	160,659	1,387,755
	Amsterdam Commodities NV	83,484	1,880,607
#*	APERAM	262,538	8,194,053

	Arcadis NV	306,708	$10,144,695
	ASM International NV	261,882	9,509,317
*	Atag Group NV	4,630	—
*	Ballast Nedam NV	16,152	70,868
	BE Semiconductor Industries NV	164,367	2,903,736
	Beter Bed Holding NV	92,587	1,957,098
	BinckBank NV	319,629	3,182,157
#	Brunel International NV	106,923	2,448,701
	Corbion NV	220,713	3,246,288
	Delta Lloyd NV	1,074,736	25,896,139
	DOCdata NV	22,463	522,256
	Exact Holding NV	73,987	2,614,349
#	Fugro NV	289,955	8,754,751
#*	Galapagos NV	135,272	2,041,660
#*	Grontmij	363,482	1,838,693
#	Heijmans NV	109,079	1,725,143
	Hunter Douglas NV	8,819	376,522
	KAS Bank NV	71,860	892,715
	Kendrion NV	57,956	1,615,537
#	Koninklijke BAM Groep NV	1,376,686	4,072,578
	Koninklijke Ten Cate NV	151,409	3,723,330
	Koninklijke Wessanen NV	432,742	2,621,154
*	Macintosh Retail Group NV	53,398	452,001
	Nederland Apparatenfabriek	28,810	1,072,640
	Nutreco NV	360,777	13,110,674
#*	Ordina NV	414,015	1,005,590
*	PostNL NV	2,402,055	10,350,507
#*	Royal Imtech NV	841,253	414,393
*	SBM Offshore NV	962,257	13,952,858
	Sligro Food Group NV	108,435	4,185,553
#*	SNS Reaal NV	705,718	—
	Telegraaf Media Groep NV	175,800	1,378,166
	TKH Group NV	191,623	6,154,467
	TNT Express NV	2,283,752	14,407,142
*	TomTom NV	562,433	4,479,401
	USG People NV	394,977	4,684,521
	Van Lanschot NV	4,807	108,383
TOTAL NETHERLANDS			192,581,789

NORWAY — (3.0%)
	ABG Sundal Collier Holding ASA	1,412,367	1,175,261
	AF Gruppen ASA	2,718	30,499
	Aker ASA Class A	1,221	40,061
#	American Shipping ASA	196,618	1,443,310
*	Archer, Ltd.	1,300,719	1,823,736
	Arendals Fossekompani A.S.	90	27,476
#	Atea ASA	316,134	3,555,076
	Austevoll Seafood ASA	364,953	2,431,479
	Bakkafrost P/F	171,127	3,679,438
#*	Bionor Pharma ASA	529,166	207,312
#*	Biotec Pharmacon ASA	135,264	364,070
	Bonheur ASA	68,100	1,086,962
	BW Offshore, Ltd.	1,666,723	2,082,269

	Cermaq ASA	285,677	$4,297,049
	Deep Sea Supply P.L.C.	544,317	741,613
#*	Det Norske Oljeselskap ASA	367,686	3,247,303
*	DNO ASA	1,952,181	6,112,763
*	DOF ASA	203,869	729,214
*	Dolphin Group A.S.	952,621	508,466
	Ekornes ASA	115,008	1,363,742
#*	Electromagnetic GeoServices	836,517	506,840
	Eltek ASA	1,292,456	1,860,689
	Evry ASA	267,383	731,117
	Farstad Shipping ASA	65,666	864,123
	Fred Olsen Energy ASA	26,741	491,150
#*	Frontline, Ltd.	315,420	400,485
*	Funcom NV	57,013	38,681
#	Ganger Rolf ASA	58,809	948,992
#	Golden Ocean Group, Ltd.	1,361,217	1,620,841
*	Grieg Seafood ASA	156,950	696,537
*	Havila Shipping ASA	22,400	100,244
#	Hexagon Composites ASA	326,044	1,518,746
*	Hoegh LNG Holdings, Ltd.	189,214	2,890,653
*	Hurtigruten ASA	915,208	531,205
#*	InterOil Exploration and Production ASA	894,130	95,902
*	Kongsberg Automotive ASA	1,953,294	2,033,307
	Kvaerner ASA	807,447	1,332,048
	Leroey Seafood Group ASA	84,737	3,260,848
#*	Nordic Semiconductor ASA	580,280	3,418,843
*	Norske Skogindustrier ASA	714,239	437,727
	Northern Offshore, Ltd.	350,656	586,407
#*	Norwegian Air Shuttle A.S.	130,053	4,528,696
#*	Norwegian Energy Co. ASA	2,646	3,424
#*	Odfjell SE Class A	138,810	575,091
	Olav Thon Eiendomsselskap ASA	128,520	2,321,043
	Opera Software ASA	450,311	6,303,029
*	Panoro Energy ASA	1,223,751	563,852
	Petroleum Geo-Services ASA	319,012	2,016,029
*	PhotoCure ASA	52,582	164,527
	Prosafe SE	938,578	5,495,406
*	Q-Free ASA	143,444	284,548
#*	REC Silicon ASA	8,597,924	3,447,412
*	REC Solar ASA	138,239	1,746,384
	Salmar ASA	124,049	2,188,985
#*	Sevan Drilling A.S.	1,103,557	368,780
#	Sevan Marine ASA	129,032	494,387
	Siem Offshore, Inc.	606,183	580,519
	Solstad Offshore ASA	64,644	904,155
#*	Songa Offshore	1,307,827	474,233
	SpareBank 1 SMN	131,684	1,214,604
	SpareBank 1 SR Bank ASA	153,761	1,460,050
	Stolt-Nielsen, Ltd.	76,704	1,486,448
*	Storebrand ASA	319,415	1,778,030
	Tomra Systems ASA	669,803	5,108,424
*	TTS Group ASA	180,762	123,409
	Veidekke ASA	352,575	3,552,214

	Wilh Wilhelmsen ASA	138,972	$1,085,204
	Wilh Wilhelmsen Holding ASA Class A	65,996	1,797,777
TOTAL NORWAY			109,379,144

PORTUGAL — (1.6%)
#	Altri SGPS SA	597,102	1,739,879
#*	Banco BPI SA	2,123,556	4,482,289
*	Banco Comercial Portugues SA	122,559,284	16,003,075
#*	Banco Espirito Santo SA	4,777,921	—
	Corticeira Amorim SGPS SA	207,426	785,286
	EDP Renovaveis SA	366,811	2,543,445
	Ibersol SGPS SA	20,401	190,581
#*	Impresa SGPS SA	187,798	273,659
	Mota-Engil SGPS SA	363,210	2,344,292
	NOS SGPS	1,060,020	6,383,057
#	Novabase SGPS SA	65,729	201,343
	Portucel SA	895,166	3,562,578
#	Portugal Telecom SGPS SA	1,886,010	3,966,568
	REN - Redes Energeticas Nacionais SGPS SA	914,989	3,082,736
	Semapa-Sociedade de Investimento e Gestao	315,847	3,869,554
*	Sonae Capital SGPS SA	58,125	23,628
#*	Sonae Industria SGPS SA	443,755	217,785
	Sonae SGPS SA	4,329,208	6,272,669
*	Sumol + Compal SA	67,967	96,996
#	Teixeira Duarte SA	734,737	794,449
TOTAL PORTUGAL			56,833,869

SPAIN — (5.8%)
#	Abengoa SA	204,834	1,142,855
#	Abengoa SA Class B	1,852,248	9,760,470
*	Acciona SA	112,899	8,427,490
#	Acerinox SA	539,253	8,282,963
	Adveo Group International SA	53,936	976,391
*	Almirall SA	264,847	3,880,259
#	Atresmedia Corp de Medios de Comunicacion SA	312,481	4,741,570
*	Azkoyen SA	64,022	155,779
	Bankinter SA	720,479	6,090,722
*	Baron de Ley	13,910	1,277,654
#	Bolsas y Mercados Espanoles SA	382,464	14,550,920
#*	Caja de Ahorros del Mediterraneo	116,412	—
#*	Cementos Portland Valderrivas SA	61,586	356,926
#	Cie Automotive SA	149,562	2,082,241
	Clinica Baviera SA	3,698	42,506
#	Construcciones y Auxiliar de Ferrocarriles SA	7,909	2,638,828
#*	Deoleo SA	2,677,780	1,320,349
#	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	198,848
#	Duro Felguera SA	414,786	1,972,578
	Ebro Foods SA	378,733	7,173,549
#	Elecnor SA	198,254	2,389,433
	Ence Energia y Celulosa SA	992,257	2,221,425
*	Ercros SA	483,625	302,529
	Faes Farma SA	1,262,957	3,223,313

#	Fluidra SA	160,834	$589,050
#*	Fomento de Construcciones y Contratas SA	256,740	4,918,085
*	Gamesa Corp. Tecnologica SA	1,113,758	12,241,409
#	Grupo Catalana Occidente SA	204,400	5,981,645
#*	Grupo Ezentis SA	734,642	816,878
	Iberpapel Gestion SA	26,401	402,252
#	Indra Sistemas SA	503,884	7,054,874
*	Inmobiliaria Colonial SA	1,524,880	1,075,866
	Inmobiliaria del Sur SA	2,902	28,729
*	Jazztel P.L.C.	1,097,205	17,727,390
	Laboratorios Farmaceuticos Rovi SA	70,934	761,729
*	Mediaset Espana Comunicacion SA	858,650	10,656,300
#	Melia Hotels International SA	239,072	2,466,263
	Miquel y Costas & Miquel SA	37,628	1,171,542
#*	Natra SA	160,272	297,280
#*	NH Hotel Group SA	632,481	3,085,313
#	Obrascon Huarte Lain SA	193,959	6,473,768
	Papeles y Cartones de Europa SA	232,611	1,334,365
*	Pescanova SA	68,547	—
	Prim SA	39,424	323,462
#*	Promotora de Informaciones SA Class A	4,268,293	1,284,110
	Prosegur Cia de Seguridad SA	1,106,305	6,861,953
#*	Quabit Inmobiliaria SA	1,474,470	161,481
#*	Realia Business SA	503,895	743,513
*	Sacyr SA	1,463,558	7,844,386
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,504
#*	Solaria Energia y Medio Ambiente SA	207,171	264,247
#	Tecnicas Reunidas SA	151,645	8,021,648
*	Telecomunicaciones y Energia	146,125	253,345
	Tubacex SA	520,966	2,594,470
	Tubos Reunidos SA	495,225	1,562,646
	Vidrala SA	77,869	3,396,102
#	Viscofan SA	224,736	12,310,359
*	Vocento SA	219,517	562,585
*	Zeltia SA	991,039	3,553,142
TOTAL SPAIN			210,033,289

SWEDEN — (9.2%)
	AAK AB	115,202	6,007,390
#	Acando AB	418,037	672,742
	AddNode Group AB	22,737	130,979
	AddTech AB Class B	263,102	3,594,636
	AF AB Class B	277,090	4,212,220
#*	Arise AB	36,861	86,436
	Atrium Ljungberg AB Class B	31,990	457,796
#	Avanza Bank Holding AB	70,380	2,369,715
	Axfood AB	94,702	4,901,887
#	Axis Communications AB	192,280	5,215,888
	B&B Tools AB Class B	107,878	2,115,649
#*	BE Group AB	215,340	261,478
	Beijer Alma AB	91,817	2,163,579
	Beijer Electronics AB	55,826	403,947
	Beijer Ref AB Class B	64,437	1,284,015

	Betsson AB	152,884	$5,409,851
	Bilia AB Class A	113,425	3,038,002
	BillerudKorsnas AB	689,767	9,747,515
	BioGaia AB Class B	61,692	1,382,929
#	Biotage AB	189,388	299,500
#	Bjoern Borg AB	86,437	288,205
	Bulten AB	53,182	476,243
	Bure Equity AB	326,825	1,399,045
	Byggmax Group AB	214,152	1,392,462
	Castellum AB	752,681	11,429,902
	Catena AB	55,547	753,279
#	Cavotec SA	16,457	58,843
#*	CDON Group AB	106,205	321,877
#	Clas Ohlson AB Class B	180,273	3,049,780
*	Cloetta AB Class B	703,455	2,099,735
	Concentric AB	202,603	2,390,507
*	Concordia Maritime AB Class B	78,854	137,675
	Corem Property Group AB Class B	2,226	7,360
*	CyberCom Group AB	385,158	135,838
	Dios Fastigheter AB	171,208	1,259,047
#	Doro AB	94,731	385,194
	Duni AB	174,631	2,183,395
*	East Capital Explorer AB	47,726	306,571
#	Enea AB	63,008	506,700
#*	Eniro AB	447,545	649,632
	Fabege AB	590,552	7,499,969
	Fagerhult AB	54,969	1,108,200
*	Fastighets AB Balder	279,717	3,548,035
*	Fenix Outdoor International AG	8,476	377,435
	Gunnebo AB	206,334	1,052,888
	Haldex AB	226,180	2,617,134
#	Heba Fastighets AB Class B	43,722	505,014
	Hexpol AB	115,947	9,231,719
	HIQ International AB	260,002	1,335,659
	HMS Networks AB	7,040	149,109
	Holmen AB Class B	273,916	8,316,364
	Hufvudstaden AB Class A	189,483	2,354,801
	Husqvarna AB Class A	24,404	173,209
	Husqvarna AB Class B	1,638,700	11,553,545
	ICA Gruppen AB	24,928	813,107
	Industrial & Financial Systems Class B	89,522	2,726,597
	Indutrade AB	66,548	2,525,872
	Intrum Justitia AB	348,185	9,788,536
	JM AB	372,482	11,876,246
*	Kambi Group P.L.C. Class B	79,772	599,229
*	KappAhl AB	277,470	1,454,306
#*	Karolinska Development AB Class B	90,079	161,901
	Klovern AB	387,861	1,866,436
	KNOW IT AB	75,523	574,640
#	Kungsleden AB	697,243	4,130,114
#	Lagercrantz AB Class B	79,921	1,366,068
#*	Lindab International AB	330,563	2,818,913
	Loomis AB Class B	318,925	9,092,704

	Meda AB Class A	928,211	$13,007,881
#*	Medivir AB Class B	157,903	2,729,352
#	Mekonomen AB	96,226	2,080,501
	Modern Times Group AB Class B	248,542	7,844,232
	MQ Holding AB	90,336	392,932
	Mycronic AB	390,070	944,160
	NCC AB Class A	21,531	708,798
	NCC AB Class B	315,406	10,440,314
	Nederman Holding AB	3,680	80,392
	Net Entertainment NE AB	151,050	4,021,369
*	Net Insight AB Class B	1,317,366	554,058
	New Wave Group AB Class B	205,564	935,569
	Nibe Industrier AB Class B	362,119	9,119,504
	Nobia AB	666,139	5,782,594
	Nolato AB Class B	105,172	2,378,925
	Nordnet AB Class B	401,993	1,529,003
	OEM International AB Class B	45,688	555,295
#	Oriflame Cosmetics SA	117,418	2,021,481
#*	PA Resources AB	35,211	14,150
#	Peab AB	752,981	5,175,467
#*	Pricer AB Class B	452,718	350,970
	Proact IT Group AB	41,297	432,892
	Proffice AB Class B	262,115	814,602
#	Ratos AB Class B	880,217	6,354,587
*	RaySearch Laboratories AB	2,011	11,598
*	Rezidor Hotel Group AB	418,144	1,955,089
	Saab AB Class B	256,897	6,295,892
	Sagax AB Class B	48,648	240,695
#*	SAS AB	643,871	1,134,882
*	Seamless Distribution AB	15,493	54,825
#	Sectra AB Class B	36,260	472,521
#*	Sectra AB Class B	36,260	22,562
	Securitas AB Class B	557,124	6,170,746
	Semcon AB	85,074	609,830
	SkiStar AB	104,766	1,162,383
#*	SSAB AB Class A(B17H0S8)	834,811	7,133,672
*	SSAB AB Class A(BPRBWK4)	208,718	1,792,624
*	SSAB AB Class B(B17H3F6)	352,706	2,627,289
#*	SSAB AB Class B(BPRBWM6)	532,819	3,977,296
	Sweco AB Class B	184,680	2,618,470
*	Swedish Orphan Biovitrum AB	612,905	6,531,610
#	Swedol AB Class B	37,176	103,437
#	Systemair AB	35,286	480,277
#	TradeDoubler AB	202,211	246,310
#*	Transcom WorldWide SA	1,484,801	227,519
#	Transmode AB	76,041	610,348
	Trelleborg AB Class B	287,495	4,968,789
	Tribona AB	99,298	509,591
	Unibet Group P.L.C.	135,490	6,801,965
	Uniflex AB	12,408	42,233
	VBG Group AB Class B	137	2,307
	Vitrolife AB	60,303	1,181,229
#	Wallenstam AB Class B	399,066	6,034,063

	Wihlborgs Fastigheter AB	289,738	$4,970,464
TOTAL SWEDEN			329,864,738

SWITZERLAND — (11.7%)
*	Advanced Digital Broadcast Holdings SA	2,179	30,436
	AFG Arbonia-Forster Holding AG	79,104	1,694,318
	Allreal Holding AG	54,403	7,036,862
	Alpiq Holding AG	4,430	466,624
	ALSO Holding AG	16,195	926,617
	ams AG	277,217	10,481,336
	APG SGA SA	7,504	2,257,587
	Ascom Holding AG	183,217	2,561,690
	Autoneum Holding AG	16,853	2,635,762
#	Bachem Holding AG Class B	24,136	1,248,140
	Bank Coop AG	31,671	1,401,353
	Banque Cantonale de Geneve	4,098	929,283
	Banque Cantonale du Jura	4,442	280,381
	Banque Cantonale Vaudoise	4,549	2,437,631
#	Basler Kantonalbank	5,246	357,050
	Belimo Holding AG	1,941	4,829,036
	Bell AG	363	819,500
#	Bellevue Group AG	31,835	416,003
#	Berner Kantonalbank AG	23,232	4,514,075
	BKW AG	40,268	1,329,757
	Bobst Group SA	45,114	1,958,406
	Bossard Holding AG Class A	31,498	3,265,890
	Bucher Industries AG	33,342	8,558,203
	Burckhardt Compression Holding AG	11,751	5,409,082
	Burkhalter Holding AG	19,412	1,745,676
	Calida Holding AG	20,978	771,784
	Carlo Gavazzi Holding AG	1,463	364,991
	Cham Paper Holding AG	1,958	509,825
*	Charles Voegele Holding AG	43,316	679,267
	Cicor Technologies	5,936	229,887
	Cie Financiere Tradition SA	9,139	419,313
	Clariant AG	342,458	5,848,166
	Coltene Holding AG	16,093	986,548
	Conzzeta AG	1,513	5,575,746
	Cosmo Pharmaceuticals SpA	1,287	209,341
	Daetwyler Holding AG	30,085	3,957,484
#	DKSH Holding AG	49,551	3,683,541
#*	Dufry AG	105,189	15,995,885
	Edmond de Rothschild Suisse SA	157	2,496,809
	EFG International AG	242,627	2,437,274
*	Elma Electronic AG	267	111,432
	Emmi AG	13,244	4,529,721
#	Energiedienst Holding AG	71,249	2,358,828
	Feintool International Holding AG	4,434	370,627
	Flughafen Zuerich AG	19,754	12,375,703
	Forbo Holding AG	6,983	7,124,193
#	Galenica AG	11,348	9,987,003
	GAM Holding AG	812,475	13,995,921
	Gategroup Holding AG	121,765	2,615,792

	Georg Fischer AG	20,425	$11,990,300
	Gurit Holding AG	1,837	806,192
	Helvetia Holding AG	28,758	13,925,404
	HOCHDORF Holding AG	8	1,130
	Huber & Suhner AG	50,241	2,448,791
	Implenia AG	65,242	3,559,451
	Inficon Holding AG	8,083	2,461,012
	Interroll Holding AG	2,936	1,682,411
	Intershop Holdings AG	5,824	2,170,468
	Jungfraubahn Holding AG	3,095	252,625
	Kaba Holding AG Class B	13,706	6,363,883
	Kardex AG	32,177	1,401,256
	Komax Holding AG	16,577	2,370,773
	Kudelski SA	201,663	2,620,524
	Kuoni Reisen Holding AG	15,564	4,206,700
#	LEM Holding SA	3,667	2,738,858
	Liechtensteinische Landesbank AG	21,376	860,993
*	LifeWatch AG	31,481	293,171
#	Logitech International SA	693,935	8,885,855
	Lonza Group AG	216,869	26,131,794
#	Luzerner Kantonalbank AG	17,399	6,402,047
	MCH Group AG	1,404	97,387
	Metall Zug AG	701	1,853,537
#*	Meyer Burger Technology AG	408,473	4,164,169
	Micronas Semiconductor Holding AG	155,041	1,164,292
*	Mobilezone Holding AG	142,129	1,540,767
	Mobimo Holding AG	27,768	5,374,087
	Nobel Biocare Holding AG	535,961	9,478,618
	OC Oerlikon Corp. AG	858,856	10,655,719
*	Orascom Development Holding AG	57,985	1,120,188
#*	Orell Fuessli Holding AG	5,198	506,876
	Orior AG	23,739	1,312,125
	Panalpina Welttransport Holding AG	42,342	5,316,298
*	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	3,100	1,469,684
	PSP Swiss Property AG	148,327	12,435,529
	Rieter Holding AG	16,400	3,298,127
	Romande Energie Holding SA	2,714	3,064,038
	Schaffner Holding AG	2,861	880,639
*	Schmolz + Bickenbach AG	2,540,584	3,261,086
	Schweiter Technologies AG	4,466	3,195,407
*	Schweizerische National-Versicherungs-Gesellschaft AG	59,799	5,174,396
	Siegfried Holding AG	18,452	2,741,385
	St Galler Kantonalbank AG	10,381	3,781,871
	Straumann Holding AG	43,096	9,736,889
	Sulzer AG	62,061	7,610,405
	Swiss Life Holding AG	24,173	5,760,279
#*	Swisslog Holding AG	1,022,294	1,434,039
	Swissquote Group Holding SA	47,450	1,555,163
	Tamedia AG	14,891	1,968,927
	Tecan Group AG	23,852	2,503,597
	Temenos Group AG	306,592	11,639,070
#*	Tornos Holding AG	38,028	226,957

	U-Blox AG	27,034	$3,327,567
*	Valartis Group AG	1,365	23,947
	Valiant Holding AG	64,927	5,171,286
	Valora Holding AG	15,404	3,195,763
	Vaudoise Assurances Holding SA Class B	4,108	1,795,578
	Vetropack Holding AG	877	1,459,322
#*	Von Roll Holding AG	258,978	417,843
#	Vontobel Holding AG	121,104	4,388,946
	VP Bank AG	17,235	1,445,118
	Walliser Kantonalbank	1,440	1,089,508
*	Walter Meier AG	23,690	1,004,930
#	Ypsomed Holding AG	3,079	273,857
#	Zehnder Group AG	45,677	1,764,005
*	Zueblin Immobilien Holding AG	261,040	497,784
	Zug Estates Holding AG	505	619,690
	Zuger Kantonalbank AG	627	2,956,106
TOTAL SWITZERLAND			420,552,218

TOTAL COMMON STOCKS			3,210,984,652

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#*	Intercell AG	254,689	—
FRANCE — (0.0%)
*	Bigben Interactive Rights 01/31/2016	35,372	2,502
*	Peugeot SA Warrants 04/29/17	650,367	1,217,383
TOTAL FRANCE			1,219,885

GERMANY — (0.0%)
#*	PNE Wind AG Rights	185,678	—
#*	SGL Carbon SE Rights 11/06/14	229,387	240,474
TOTAL GERMANY			240,474

PORTUGAL — (0.0%)
*	Mota-Engil SGPS SA Rights 12/31/49	363,210	—
SWEDEN — (0.0%)
#*	Kungsleden AB	697,243	251,224
TOTAL RIGHTS/WARRANTS			1,711,583

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (10.8%)
§@	DFA Short Term Investment Fund	33,496,628	387,555,983
TOTAL INVESTMENTS — (100.0%) (Cost $2,975,907,944)^^			$3,600,252,218

Summary of the Series' investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$73,332,643	—	$73,332,643
Belgium	—	106,742,933	—	106,742,933
Denmark	—	166,224,015	—	166,224,015
Finland	—	218,059,182	—	218,059,182
France	$377,909	380,664,007	—	381,041,916
Germany	603,070	472,345,446	—	472,948,516
Greece	—	852	—	852
Ireland	—	71,407,235	—	71,407,235
Israel	—	86,974,810	—	86,974,810
Italy	—	315,007,503	—	315,007,503
Netherlands	414,393	192,167,396	—	192,581,789
Norway	—	109,379,144	—	109,379,144
Portugal	—	56,833,869	—	56,833,869
Spain	—	210,033,289	—	210,033,289
Sweden	5,792,482	324,072,256	—	329,864,738
Switzerland	5,174,396	415,377,822	—	420,552,218
Rights/Warrants
Austria	—	—	—	—
France	—	1,219,885	—	1,219,885
Germany	—	240,474	—	240,474
Portugal	—	—	—	—
Sweden	—	251,224	—	251,224
Securities Lending Collateral	—	387,555,983	—	387,555,983
TOTAL	$12,362,250	$3,587,889,968	—	$3,600,252,218

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.1%)
Consumer Discretionary — (7.4%)
	AutoCanada, Inc.	92,120	$4,478,712
#	BMTC Group, Inc. Class A	17,481	241,935
*	Brookfield Residential Properties, Inc.	38,311	720,074
#*	BRP, Inc.	5,100	110,156
#	Cineplex, Inc.	281,635	10,418,446
	Cogeco Cable, Inc.	89,367	4,566,698
	Cogeco, Inc.	24,022	1,164,690
#	Corus Entertainment, Inc. Class B	412,216	9,153,812
#	DHX Media, Ltd.	11,269	87,942
	Dorel Industries, Inc. Class B	130,987	3,912,242
	easyhome, Ltd.	3,600	73,000
	Gamehost, Inc.	27,200	398,303
	Glacier Media, Inc.	137,300	185,118
#	GLENTEL, Inc.	68,191	645,408
*	Great Canadian Gaming Corp.	302,800	4,985,608
#	Hudson's Bay Co.	41,600	661,172
#*	Imax Corp.	239,578	6,577,993
#	Indigo Books & Music, Inc.	2,302	24,049
	Leon's Furniture, Ltd.	143,275	1,875,451
	Linamar Corp.	238,706	12,319,485
	Martinrea International, Inc.	484,756	5,639,868
#*	Mood Media Corp.	182,874	106,137
	MTY Food Group, Inc.	35,613	1,047,133
*	Performance Sports Group, Ltd.	118,366	1,923,533
	Pizza Pizza Royalty Corp.	27,483	330,547
	Reitmans Canada, Ltd.	15,456	87,634
	Reitmans Canada, Ltd. Class A	246,174	1,450,733
	RONA, Inc.	681,945	8,305,487
	Sears Canada, Inc.	52,017	517,871
#	Torstar Corp. Class B	285,789	1,702,052
*	TVA Group, Inc. Class B	7,000	53,252
#	Uni-Select, Inc.	79,230	2,004,891
	Whistler Blackcomb Holdings, Inc.	127,051	2,087,360
#*	Yellow Media, Ltd.	75,155	1,016,651
Total Consumer Discretionary			88,873,443

Consumer Staples — (2.6%)
#	Alliance Grain Traders, Inc.	91,304	2,348,737
	Andrew Peller, Ltd. Class A	3,400	44,323
	Clearwater Seafoods, Inc.	40,357	376,562
	Colabor Group, Inc.	92,227	308,810
	Corby Spirit and Wine, Ltd.	73,267	1,347,650
#	Cott Corp.	499,623	3,430,600
	High Liner Foods, Inc.	52,218	980,530
#	Liquor Stores N.A., Ltd.	106,130	1,273,617
#	Maple Leaf Foods, Inc.	536,764	9,163,737
*	Neptune Technologies & Bioressources, Inc.	22,102	42,233
	North West Co., Inc. (The)	232,610	4,648,254
#	Premium Brands Holdings Corp.	91,943	2,021,194
#	Rogers Sugar, Inc.	414,101	1,737,823

*	SunOpta, Inc.	285,695	$3,454,003
Total Consumer Staples			31,178,073

Energy — (22.0%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,579,655
	Akita Drilling, Ltd. Class A	42,000	550,337
#*	Alvopetro Energy, Ltd.	401,858	233,232
*	Anderson Energy, Ltd.	125,071	32,386
#	Arsenal Energy, Inc.	60,137	494,005
#*	Artek Exploration, Ltd.	278,498	696,276
#*	Athabasca Oil Corp.	538,449	2,754,867
*	Bankers Petroleum, Ltd.	1,411,399	6,792,661
*	Bellatrix Exploration, Ltd.	978,258	6,009,567
#*	Birchcliff Energy, Ltd.	538,016	5,096,968
#*	BlackPearl Resources, Inc.	1,434,601	2,689,997
#*	BNK Petroleum, Inc.	554,116	460,135
#	Bonavista Energy Corp.	358,748	4,125,786
#	Bonterra Energy Corp.	138,331	7,004,555
	Calfrac Well Services, Ltd.	385,975	5,989,772
	Calvalley Petroleum, Inc. Class A	226,068	262,412
*	Canacol Energy, Ltd.	137,542	647,211
#	Canadian Energy Services & Technology Corp.	950,642	7,961,982
	CanElson Drilling, Inc.	461,555	2,649,939
	Canyon Services Group, Inc.	222,870	2,565,109
#	Cathedral Energy Services, Ltd.	164,270	626,307
#*	Cequence Energy, Ltd.	833,290	1,361,597
#*	Chinook Energy, Inc.	455,099	833,031
*	Connacher Oil and Gas, Ltd.	2,187,935	244,200
#*	Corridor Resources, Inc.	373,046	509,630
*	Crew Energy, Inc.	626,771	5,534,859
*	DeeThree Exploration, Ltd.	451,446	3,668,163
*	Delphi Energy Corp.	906,139	2,896,538
#*	Denison Mines Corp.	2,254,371	2,576,539
#	Enbridge Income Fund Holdings, Inc.	246,855	6,698,445
	Enerflex, Ltd.	330,670	5,642,309
	Ensign Energy Services, Inc.	385,304	5,060,781
#*	Epsilon Energy, Ltd.	256,565	971,325
#*	Essential Energy Services Trust	622,141	1,360,994
#*	Forsys Metals Corp.	109,974	25,531
#*	Gasfrac Energy Services, Inc.	91,560	98,104
*	Gran Tierra Energy, Inc.	1,393,412	7,701,433
#*	Ithaca Energy, Inc.	1,635,155	3,066,053
#*	Ivanhoe Energy, Inc.	49,839	80,547
*	Kelt Exploration, Ltd.	161,850	1,734,185
*	Legacy Oil + Gas, Inc.	1,026,990	5,621,187
*	Leucrotta Exploration, Inc.	347,561	670,326
#	Lightstream Resources, Ltd.	1,063,467	4,985,225
#	Long Run Exploration, Ltd.	879,201	3,524,811
#	McCoy Global, Inc.	36,759	177,895
#*	Mega Uranium, Ltd.	55,000	10,067
#	Mullen Group, Ltd.	483,025	11,032,438
#*	Niko Resources, Ltd.	331,273	230,718
#	North American Energy Partners, Inc.	113,681	733,884

*	NuVista Energy, Ltd.	678,709	$6,320,759
*	Painted Pony Petroleum, Ltd.	343,854	3,853,179
*	Parex Resources, Inc.	560,671	6,232,756
#	Parkland Fuel Corp.	400,877	7,624,162
#	Pason Systems, Inc.	368,652	10,306,258
#	Pengrowth Energy Corp.	4,252	22,286
#*	Perpetual Energy, Inc.	379,029	592,259
#	PHX Energy Services Corp.	139,974	1,714,758
*	Poseidon Concepts Corp.	165,977	249
#	Pulse Seismic, Inc.	277,580	721,245
#*	Questerre Energy Corp. Class A	745,460	692,244
*	RMP Energy, Inc.	702,328	4,308,222
*	Rock Energy, Inc.	192,653	1,214,456
#	Savanna Energy Services Corp.	481,384	3,043,170
	Secure Energy Services, Inc.	529,254	11,417,275
*	Serinus Energy, Inc.	13,570	26,899
	ShawCor, Ltd.	125,996	6,356,332
#*	Southern Pacific Resource Corp.	1,701,425	68,364
#*	SouthGobi Resources, Ltd.	281,484	153,315
#*	Sprott Resource Corp.	471,290	1,169,861
#	Spyglass Resources Corp.	669,452	824,898
	Strad Energy Services, Ltd.	18,741	83,167
#	Surge Energy, Inc.	1,179,583	7,541,242
#*	TAG Oil, Ltd.	181,541	280,429
*	Tethys Petroleum, Ltd.	412,989	114,315
#	TORC Oil & Gas, Ltd.	401,981	4,601,452
	Total Energy Services, Inc.	151,078	2,805,860
#*	Touchstone Exploration, Inc.	199,351	135,280
	TransGlobe Energy Corp.	357,661	2,174,804
#	Trican Well Service, Ltd.	817,696	9,564,550
#	Trinidad Drilling, Ltd.	750,912	5,625,387
#	Twin Butte Energy, Ltd.	1,326,259	1,930,267
#*	Uex Corp.	608,088	173,747
#	Veresen, Inc.	311,031	4,729,549
#	Western Energy Services Corp.	335,813	2,677,629
#	Whitecap Resources, Inc.	848,168	12,139,946
*	Xtreme Drilling and Coil Services Corp.	232,619	828,742
*	Yangarra Resources, Ltd.	3,100	8,442
#	Zargon Oil & Gas, Ltd.	152,974	956,130
#	ZCL Composites, Inc.	99,400	560,038
Total Energy			263,867,897

Financials — (6.1%)
#	AGF Management, Ltd. Class B	421,354	4,394,316
#	Alaris Royalty Corp.	52,216	1,445,795
#	Altus Group, Ltd.	161,568	2,837,665
	Brookfield Real Estate Services, Inc.	8,075	100,077
	Canaccord Genuity Group, Inc.	511,622	5,111,880
	Canadian Western Bank	300,957	10,587,710
	Clairvest Group, Inc.	1,900	42,667
*	Counsel Corp.	87,227	124,616
	E-L Financial Corp., Ltd.	1,467	905,127
	EGI Financial Holdings, Inc.	14,650	167,436

#	Equitable Group, Inc.	52,295	$2,918,845
*	Equity Financial Holdings, Inc.	800	6,522
	Fiera Capital Corp.	62,996	731,236
	Firm Capital Mortgage Investment Corp.	2,494	27,613
	First National Financial Corp.	3,873	73,452
	FirstService Corp.	152,248	7,990,658
	Genesis Land Development Corp.	76,842	336,199
#	Genworth MI Canada, Inc.	149,254	4,717,703
	Gluskin Sheff + Associates, Inc.	156,321	4,096,631
	GMP Capital, Inc.	298,487	1,945,582
	Guardian Capital Group, Ltd. Class A	11,327	179,521
*	Heritage Global, Inc.	4,253	1,701
	Home Capital Group, Inc.	241,200	10,852,331
#	Killam Properties, Inc.	288,571	2,666,824
*	Kingsway Financial Services, Inc.	22,481	141,317
#	Laurentian Bank of Canada	163,720	7,081,206
*	Mainstreet Equity Corp.	19,310	701,743
	Melcor Developments, Ltd.	23,861	497,694
#	Sprott, Inc.	665,688	1,688,069
	TMX Group, Ltd.	9,793	478,917
Total Financials			72,851,053

Health Care — (1.3%)
	Amica Mature Lifestyles, Inc.	36,241	222,957
*	Endo International P.L.C.	83,361	5,731,325
#	Extendicare, Inc.	500,612	3,674,298
#*	Imris, Inc.	73,479	44,614
*	Knight Therapeutics, Inc.	53,575	293,719
#	Leisureworld Senior Care Corp.	178,254	2,134,369
#	Medical Facilities Corp.	144,169	2,041,627
*	QLT, Inc.	226,610	1,033,954
#*	Resverlogix Corp.	106,820	61,996
#*	Theratechnologies, Inc.	10,101	4,780
*	Transition Therapeutics, Inc.	33,541	230,605
*	TSO3, Inc.	55,206	61,617
*	Zenith Epigenetics Corp.	111,820	8,087
Total Health Care			15,543,948

Industrials — (11.8%)
	Aecon Group, Inc.	344,068	4,660,486
#	AG Growth International, Inc.	86,732	3,446,202
*	Air Canada Class A	313,328	2,392,030
	Algoma Central Corp.	26,690	386,069
*	ATS Automation Tooling Systems, Inc.	500,030	5,790,785
	Badger Daylighting, Ltd.	212,981	5,309,549
#*	Ballard Power Systems, Inc.	530,151	1,704,133
#	Bird Construction, Inc.	143,090	1,807,870
#	Black Diamond Group, Ltd.	221,641	4,714,040
#	CanWel Building Materials Group, Ltd.	78,884	409,933
	Cervus Equipment Corp.	16,353	275,969
#	Clarke, Inc.	52,294	457,593
*	Contrans Group, Inc. Class A	116,170	1,554,880

#	DirectCash Payments, Inc.	51,015	$736,106
#	Exchange Income Corp.	70,468	1,213,740
	Exco Technologies, Ltd.	97,145	880,416
*	GLV, Inc. Class A	93,231	241,413
*	Heroux-Devtek, Inc.	127,654	1,174,013
#	HNZ Group, Inc.	23,888	402,275
#	Horizon North Logistics, Inc.	478,383	2,169,906
#	K-Bro Linen, Inc.	20,169	704,866
	MacDonald Dettwiler & Associates, Ltd.	112,170	8,388,087
	Magellan Aerospace Corp.	53,900	557,794
	Morneau Shepell, Inc.	233,427	3,355,663
#	New Flyer Industries, Inc.	172,205	2,011,198
	Newalta Corp.	263,922	5,203,266
	Richelieu Hardware, Ltd.	71,695	3,123,353
#	Ritchie Bros Auctioneers, Inc.	373,601	8,376,375
#	Rocky Mountain Dealerships, Inc.	68,591	662,055
#	Russel Metals, Inc.	332,255	10,255,864
	Stantec, Inc.	228,285	14,937,028
	Stuart Olson, Inc.	91,759	721,815
#	Student Transportation, Inc.	429,699	2,693,412
	Toromont Industries, Ltd.	241,125	5,804,482
	Transcontinental, Inc. Class A	366,876	4,799,083
#	TransForce, Inc.	442,709	10,684,784
	Vicwest, Inc.	44,258	434,696
#	Wajax Corp.	91,238	3,116,080
#	WesternOne, Inc.	110,100	736,327
#	Westshore Terminals Investment Corp.	252,589	7,537,412
#	WSP Global, Inc.	234,492	7,487,329
Total Industrials			141,318,377

Information Technology — (4.4%)
*	5N Plus, Inc.	276,808	729,125
	Absolute Software Corp.	219,888	1,325,277
*	AgJunction, Inc.	20,300	10,694
#*	Avigilon Corp.	115,293	1,921,979
	Calian Technologies, Ltd.	21,337	355,315
*	Celestica, Inc.	949,607	9,623,679
	COM DEV International, Ltd.	406,924	1,289,861
	Computer Modelling Group, Ltd.	277,857	2,887,857
*	Descartes Systems Group, Inc. (The)	262,529	3,612,279
	DH Corp.	438,495	12,947,926
#*	DragonWave, Inc.	162,023	196,751
	Enghouse Systems, Ltd.	87,266	2,798,091
	Evertz Technologies, Ltd.	138,381	2,086,928
#*	EXFO, Inc.	106,980	448,954
#	Mediagrif Interactive Technologies, Inc.	7,676	130,224
*	Mitel Networks Corp.	126,217	1,154,034
#*	Points International, Ltd.	37,659	655,699
	Pure Technologies, Ltd.	3,614	26,074
#*	Redknee Solutions, Inc.	110,711	372,678
*	Sandvine Corp.	886,876	2,193,532
#*	Sierra Wireless, Inc.	164,792	4,414,268
*	Smart Technologies, Inc. Class A	7,408	11,906

*	Solium Capital, Inc.	63,551	$490,840
	Vecima Networks, Inc.	6,059	45,445
	Wi-Lan, Inc.	765,533	2,761,510
Total Information Technology			52,490,926

Materials — (15.0%)
*	Aberdeen International, Inc.	122,333	15,838
#	Acadian Timber Corp.	14,713	176,038
	Agnico Eagle Mines, Ltd.	36,795	1,064,140
#*	Ainsworth Lumber Co., Ltd.	532,862	1,289,393
	AirBoss of America Corp.	7,202	67,072
	Alacer Gold Corp.	1,025,827	1,923,512
	Alamos Gold, Inc.	637,867	5,086,077
#*	Alexco Resource Corp.	278,307	183,890
#*	Almaden Minerals, Ltd.	98,343	129,959
*	Altius Minerals Corp.	112,600	1,217,542
*	Amerigo Resources, Ltd.	553,854	190,396
#*	Argonaut Gold, Inc.	413,628	1,447,763
#*	Asanko Gold, Inc.	271,644	562,716
	AuRico Gold, Inc.	1,371,487	4,788,173
#*	Avalon Rare Metals, Inc.	352,025	117,871
#*	B2Gold Corp.	3,021,380	6,150,941
#*	Banro Corp.	14,500	2,266
	Canam Group, Inc. Class A	218,124	2,074,218
#	Canexus Corp.	359,886	1,478,169
*	Canfor Corp.	118,977	2,664,354
	Canfor Pulp Products, Inc.	212,815	2,168,150
*	Capstone Mining Corp.	1,716,256	3,447,990
	Cascades, Inc.	489,976	2,690,613
	CCL Industries, Inc. Class B	111,467	11,139,235
	Centerra Gold, Inc.	512,208	2,295,892
*	Chaparral Gold Corp.	77,900	36,865
#*	China Gold International Resources Corp., Ltd.	746,157	2,131,972
*	Claude Resources, Inc.	861,200	157,637
#*	Copper Mountain Mining Corp.	665,831	1,438,735
*	Dominion Diamond Corp.	385,640	5,478,399
*	Duluth Metals, Ltd.	388,214	83,192
#*	Dundee Precious Metals, Inc.	554,138	2,201,807
*	Dynasty Metals & Mining, Inc.	39,369	41,128
#*	Eastern Platinum, Ltd.	321,096	275,237
*	Eastmain Resources, Inc.	274,250	59,995
*	EcoSynthetix, Inc.	1,500	2,009
*	Endeavour Mining Corp.	2,128,876	1,273,581
#*	Endeavour Silver Corp.	518,645	2,269,173
#*	Energy Fuels, Inc.	74,391	498,175
#*	Entree Gold, Inc.	286,898	75,570
*	Excellon Resources, Inc.	185,380	177,112
*	Exeter Resource Corp.	70,137	41,959
#*	First Majestic Silver Corp.	601,528	4,688,907
#*	Fortress Paper, Ltd. Class A	69,284	138,574
#*	Fortuna Silver Mines, Inc.	800,706	3,231,565
#*	Fortune Bay Corp.	91,231	24,031
#*	Fortune Minerals, Ltd.	146,172	28,714

#*	Golden Star Resources, Ltd.	1,155,362	$474,545
#*	Great Panther Silver, Ltd.	725,301	738,286
#*	Guyana Goldfields, Inc.	441,183	1,016,342
*	Hanfeng Evergreen, Inc.	45,837	10,590
	HudBay Minerals, Inc.	1,198,119	10,237,956
*	IAMGOLD Corp.	1,536,422	4,252,786
#*	Imperial Metals Corp.	208,818	1,620,276
*	Interfor Corp.	373,031	5,379,214
#*	International Tower Hill Mines, Ltd.	220,027	98,231
	Intertape Polymer Group, Inc.	332,527	4,830,764
#*	Katanga Mining, Ltd.	1,025,162	370,722
#*	Kirkland Lake Gold, Inc.	317,768	1,404,484
#*	Lake Shore Gold Corp.	2,070,893	2,107,967
#	Lucara Diamond Corp.	914,965	1,764,654
*	MAG Silver Corp.	14,614	108,696
#	Major Drilling Group International, Inc.	426,559	2,513,763
#	Mandalay Resources Corp.	322,992	288,399
*	McEwen Mining - Minera Andes Acquisition Corp.	7,233	14,273
#*	Migao Corp.	169,168	226,574
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	40,069	35,777
#*	Nautilus Minerals, Inc.	89,354	42,285
#*	Nevada Copper Corp.	160,491	226,417
#	Nevsun Resources, Ltd.	1,007,766	3,644,317
*	New Gold, Inc.	547,769	2,773,204
*	New Millennium Iron Corp.	55,528	12,891
	Norbord, Inc.	185,489	3,802,694
#*	North American Palladium, Ltd.	565,789	111,142
#*	Northern Dynasty Minerals, Ltd.	148,624	84,932
#*	Novagold Resources, Inc.	569,999	1,720,252
#*	OceanaGold Corp.	1,664,714	3,433,626
*	Orvana Minerals Corp.	292,952	83,704
*	Osisko Gold Royalties, Ltd.	155,142	1,964,290
	Pan American Silver Corp.	711,104	7,816,144
*	Phoscan Chemical Corp.	432,579	110,081
#*	Pilot Gold, Inc.	65,895	60,603
#*	Platinum Group Metals, Ltd.	241,887	213,820
#*	Polymet Mining Corp.	635,065	686,128
#*	Primero Mining Corp.	844,647	4,110,294
#*	RB Energy, Inc.	396,013	54,808
*	Richmont Mines, Inc.	114,244	230,538
#*	Rubicon Minerals Corp.	508,405	690,009
#*	Sabina Gold & Silver Corp.	383,055	188,116
#*	San Gold Corp.	1,277,995	114,112
#*	Sandstorm Gold, Ltd.	538,611	2,308,436
*	Scorpio Mining Corp.	978,870	231,618
#*	Seabridge Gold, Inc.	115,135	927,289
*	SEMAFO, Inc.	1,350,146	4,749,833
	Sherritt International Corp.	1,706,561	4,723,728
*	Shore Gold, Inc.	167,935	37,487
#*	Silver Standard Resources, Inc.	423,541	2,582,959
*	St Andrew Goldfields, Ltd.	774,028	190,060
	Stella-Jones, Inc.	179,500	4,702,469

#*	Stornoway Diamond Corp.	297,297	$159,273
#*	Sulliden Mining Capital, Inc.	65,953	29,444
#*	Tanzanian Royalty Exploration Corp.	339,403	709,142
*	Taseko Mines, Ltd.	993,766	1,685,928
#*	Tembec, Inc.	389,365	1,115,998
#*	Teranga Gold Corp.	1,111,615	744,419
*	Thompson Creek Metals Co., Inc.	926,918	2,044,277
*	Timminco, Ltd.	69,822	128
*	Timmins Gold Corp.	902,974	1,136,831
*	US Silver & Gold, Inc.	45,433	15,010
*	Virginia Mines, Inc.	1,581	17,999
*	Wesdome Gold Mines, Ltd.	325,464	226,673
	Western Forest Products, Inc.	1,403,327	2,806,779
	Winpak, Ltd.	97,823	2,436,950
Total Materials			179,977,981

Telecommunication Services — (0.4%)
	Axia NetMedia Corp.	191,967	447,372
#	Manitoba Telecom Services, Inc.	138,684	3,607,183
Total Telecommunication Services			4,054,555

Utilities — (4.1%)
#	Algonquin Power & Utilities Corp.	930,215	7,350,688
#*	Alterra Power Corp.	1,066,070	290,327
	Boralex, Inc. Class A	112,568	1,320,723
#	Capital Power Corp.	459,109	10,965,816
#	Capstone Infrastructure Corp.	484,200	1,794,214
#	Innergex Renewable Energy, Inc.	508,427	4,757,637
#	Just Energy Group, Inc.	675,567	3,136,701
#*	Maxim Power Corp.	92,234	243,772
#	Northland Power, Inc.	517,996	8,001,545
#	Superior Plus Corp.	668,843	8,426,604
#	Valener, Inc.	190,785	2,677,923
Total Utilities			48,965,950

TOTAL COMMON STOCKS			899,122,203

RIGHTS/WARRANTS — (0.0%)
#*	HudBay Minerals, Inc. Warrant 07/20/18	52,453	56,202

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (24.9%)
*§@ DFA Short Term Investment Fund	25,818,643	298,721,701
TOTAL INVESTMENTS — (100.0%) (Cost $1,272,672,009)^^		$1,197,900,106

Summary of the Series' investments as of September 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$88,873,443	—	—	$88,873,443
Consumer Staples	31,178,073	—	—	31,178,073
Energy	263,867,648	$249	—	263,867,897
Financials	72,851,053	—	—	72,851,053
Health Care	15,535,861	8,087	—	15,543,948
Industrials	141,318,377	—	—	141,318,377
Information Technology	52,490,926	—	—	52,490,926
Materials	179,967,263	10,718	—	179,977,981
Telecommunication Services	4,054,555	—	—	4,054,555
Utilities	48,965,950	—	—	48,965,950
Rights/Warrants	—	56,202	—	56,202
Securities Lending Collateral	—	298,721,701	—	298,721,701
TOTAL	$899,103,149	$298,796,957	—	$1,197,900,106

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At September 30, 2014, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2014.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Federal Tax Cost

At September 30, 2014, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,736,563,066
The Asia Pacific Small Company Series	1,785,937,286
The United Kingdom Small Company Series	1,538,087,851
The Continental Small Company Series	2,982,451,474
The Canadian Small Company Series	1,276,496,276

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.